As filed with the Securities and Exchange           Registration No. 333-57218
Commission on April 30, 2002                        Registration No. 811-05626
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                         [ ]
   Post-Effective Amendment No. 4                                      [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 158                                                   [X]
                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                (Name and Address of Agent for Service)
-------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on May 1, 2002 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

TITLE OF SECURITIES BEING REGISTERED:
     Deferred Combination Variable and Fixed Annuity Contracts

                                     PART A

                        CONTRACT PROSPECTUS - MAY 1, 2002

THE CONTRACT. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by Golden American Life Insurance Company (the Company, we, us, our). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans.

The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

TABLE OF CONTENTS ... PAGE 3
--------------------------------------------------------------------------------

PREMIUM BONUS OPTION. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See "Premium Bonus Option-Suitability." The premium bonus option may not be available in all states.

INVESTMENT OPTIONS. The contract offers variable investment options and a fixed interest option. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Separate Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page , in Appendix III--Description of Underlying Funds and in each fund prospectus. READ THIS PROSPECTUS IN CONJUNCTION WITH THE FUND PROSPECTUSES, AND RETAIN THE PROSPECTUSES FOR FUTURE REFERENCE.

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2002, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed on page 54 of this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE THAT DOES NOT PERMIT THEIR SALE. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT THAN THAT CONTAINED IN THIS PROSPECTUS.

THE FUNDS

o    GCG Trust - Core Bond Series
o    GCG Trust - Eagle Value Equity Series
o    GCG Trust- International Enhanced EAFE Series (Series S)
o    GCG Trust- J.P. Morgan Fleming Small Cap Series (Series S)
o    GCG Trust - Liquid Asset Series
o    GCG Trust - Research Series
o    GCG Trust - Total Return Series
o    AIM V.I. Dent Demographic Trends Fund (Series II)
o    AIM V.I. Growth Fund (Series II)
o    AllianceBernstein Value Portfolio (Class B)
o    Alliance Growth and Income Portfolio (Class B)
o    Alliance Premier Growth Portfolio (Class B)
o    Fidelity Contrafund(R) Portfolio (Service Class 2)
o    Fidelity Equity-Income Portfolio (Service Class 2)
o    Fidelity Growth Portfolio (Service Class 2)
o    ING GET Fund*
o    ING J.P. Morgan MidCap Value Portfolio (Service Class)*
o    ING MFS Capital Opportunities Portfolio*
o    ING MFS Global Growth Portfolio (Service Class)*
o    ING Van Kampen Comstock Portfolio (Service Class)*
o    ING VP Convertible Portfolio (Class S)*
o    ING VP Index Plus LargeCap Portfolio (Class S)*
o    ING VP Index Plus MidCap Portfolio (Class S)*
o    ING VP Index Plus SmallCap Portfolio (Class S)*
o    ING VP LargeCap Growth Portfolio (Class S)*
o    ING VP Large Company Value Portfolio (Class S)*
o    ING VP MagnaCap Portfolio (Class S)*
o    ING VP Value Opportunity Portfolio (Class S)*
o    ING VP Worldwide Growth Portfolio*
o    INVESCO VIF - Financial Services Fund
o    INVESCO VIF - Health Sciences Fund
o    INVESCO VIF- Leisure Fund
o    INVESCO VIF - Utilities Fund
o    Janus Aspen Series - Worldwide Growth Portfolio (Service Shares)
o    PIMCO High Yield Portfolio
o    Pioneer Fund VCT Portfolio (Class II)
o    Pioneer Small Company VCT Portfolio (Class II)
o    Prudential Series - Jennison Portfolio (Class II)
o    Prudential Series - SP Jennison International Growth Portfolio (Class II)
o    Putnam VT - Growth and Income Fund (Class 1B)
o    Putnam VT - International Growth and Income Fund (Class 1B)
o    Putnam VT Voyager Fund II (Class 1B)
o    UBS Tactical Allocation Portfolio (Class I)*

* Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix III -- "Description of Underlying Funds" for a complete list of former and current fund names.

--------------------------------------------------------------------------------
                             FIXED INTEREST OPTIONS.

>    Golden American Guaranteed Account (the Guaranteed Account)

>    Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

THE CONTRACT IS NOT A DEPOSIT WITH, OBLIGATION OF OR GUARANTEED OR ENDORSED BY ANY BANK, NOR IS IT INSURED BY THE FDIC. THE CONTRACT IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT OF YOUR INVESTMENT.

TABLE OF CONTENTS

CONTRACT OVERVIEW                                                              4
--------------------------------------------------------------------------------
Contract Design
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Sending Additional Purchase Payments (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase
--------------------------------------------------------------------------------

FEE TABLE ..................................................................  10
CONDENSED FINANCIAL INFORMATION ............................................  14
PURCHASE AND RIGHTS ........................................................  14
RIGHT TO CANCEL ............................................................  16
PREMIUM BONUS OPTION .......................................................  16
INVESTMENT OPTIONS .........................................................  18
TRANSFERS AMONG INVESTMENT OPTIONS .........................................  19
TRANSFERS BETWEEN OPTION PACKAGES ..........................................  22
FEES .......................................................................  23
YOUR ACCOUNT VALUE .........................................................  28
WITHDRAWALS ................................................................  30
SYSTEMATIC DISTRIBUTION OPTIONS ............................................  32
DEATH BENEFIT ..............................................................  33
THE INCOME PHASE ...........................................................  38
TAXATION ...................................................................  42
OTHER TOPICS ...............................................................  50

     The Company --Separate Account B -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract Modifications -- Transfer of Ownership:
     Assignment -- Involuntary Terminations -- Legal Proceedings -- Legal
     Matters

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ........................  55
APPENDIX I -- GOLDEN AMERICAN GUARANTEED ACCOUNT ...........................  56
APPENDIX II -- FIXED ACCOUNT ...............................................  59
APPENDIX III -- DESCRIPTION OF UNDERLYING FUNDS ............................  59
APPENDIX IV -- CONDENSED FINANCIAL INFORMATION .............................  59
APPENDIX V -- PROJECTED SCHEDULE OF ING GET FUND OFFERINGS

--------------------------------------------------------------------------------
QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

P.O. Box 2700
West Chester, PA 19380
1-800-366-0066

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

SENDING ADDITIONAL PURCHASE PAYMENTS.
Use the following address when sending additional purchase payments.

Golden American Life Insurance Company
Attn:  Customer Service Department
P.O. Box 2700
West Chester, PA 19380

If using express mail, use the following address:

Golden American Life Insurance Company
Attn: Customer Service Department
1475 Dunwoody Drive
West Chester, PA 19380
--------------------------------------------------------------------------------

CONTRACT OVERVIEW
--------------------------------------------------------------------------------
The following is intended as a summary. Please read each section of this prospectus for additional detail.

--------------------------------------------------------------------------------
                                CONTRACT DESIGN
--------------------------------------------------------------------------------
The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group CONTRACTS.
--------------------------------------------------------------------------------
                                 CONTRACT FACTS
--------------------------------------------------------------------------------
OPTION PACKAGES. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See "Purchase and Rights" for age maximums on the calculation of death benefits. The differences are summarized as follows:

---------------------------------------------------------------------------------------------
                        OPTION PACKAGE I        OPTION PACKAGE II        OPTION PACKAGE III
---------------------------------------------------------------------------------------------
Mortality and
Expense Risk
Charge1:                     0.80%                    1.10%                    1.25%
---------------------------------------------------------------------------------------------
Death Benefit2 on    The greater of:          The greatest of:         The greatest of:
Death of the         (1) The sum of all       (1) The sum of all       (1) The sum of all
Annuitant3:              purchase payments,       purchase payments,       purchase payments,
                         adjusted for             adjusted for             adjusted for
                         amounts withdrawn        amounts withdrawn        amounts withdrawn
                         or applied to an         or applied to an         or applied to an
                         income phase             income phase             income phase
                         payment option as        payment option as        payment option as
                         of the claim date;       of the claim date;       of the claim date;
                         or                       or                       or
                     (2) The account value    (2) The account value    (2) The account value
                         on the claim date.       on the claim date;       on the claim date;
                                                  or                       or
                                              (3) The "step-up value"  (3) The "step-up value"
                                                  on the claim date.       on the claim date;
                                                                           or
                                                                       (4) The "roll-up value"
                                                                           on the claim date.
---------------------------------------------------------------------------------------------
Minimum Initial         NON-                     NON-                     NON-
Purchase Payment4:   QUALIFIED:  QUALIFIED:   QUALIFIED:  QUALIFIED:   QUALIFIED:  QUALIFIED:
                      $15,000     $ 1,500      $ 5,000     $ 1,500      $ 5,000     $ 1,500
---------------------------------------------------------------------------------------------
Free Withdrawals5:    10% of your account      10% of your account      10% of your account
                       value each account       value each account       value each account
                     year, non-cumulative.    year, non-cumulative.    year, cumulative to a
                                                                            maximum 30%.
---------------------------------------------------------------------------------------------
Nursing Home
Waiver -- Waiver              Not
of Early                   Available                Available                Available
Withdrawal Charge:
---------------------------------------------------------------------------------------------

1    See "Fee Table" and "Fees."
2 See "Death Benefit." If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."
3 When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." THEREFORE, CONTRACT HOLDERS WHO ARE NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.
4    See "Purchase and Rights."
5    See "Fees."

PREMIUM BONUS OPTION. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See "Premium Bonus Option."

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See "Fee Table" and "Fees."

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:
> If you exercise your free look privilege and cancel your contract. See "Premium Bonus Option--Forfeiture" and "Right to Cancel."
> If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture" and "Death Benefit--Premium Bonus."
> Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See "Premium Bonus Option--Forfeiture" and "Withdrawals."

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See "Premium Bonus Option--Suitability." Your sales representative can help you decide if the premium bonus option is right for you.

TRANSFERABILITY. You may transfer from one option package to another.
>    Transfers must occur on an account anniversary.
> A written request for the transfer must be received by us within 60 days of an account anniversary.
>    Certain minimum account values must be met.

See "Transfers Between Option Packages."

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states allow you more than ten days) of receipt. See "Right to Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See "Death Benefit." Any death benefit during the income phase will depend upon the income phase payment option selected. See "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

USE OF AN ANNUITY CONTRACT IN AN IRA OR OTHER QUALIFIED PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."

--------------------------------------------------------------------------------
                                 CONTRACT PHASES
--------------------------------------------------------------------------------

I.   THE ACCUMULATION PHASE (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial Your Account purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:
>    Fixed Interest Options; or
> Variable Investment Options. (The variable investment options are the subaccounts of Separate Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II.  THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

>    Receive income phase payments for a specified period of time or for life;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an income phase payment option that provides for payments to your beneficiary; or

> Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

                                 ---------------
                                   Payments to
                                 ---------------
                                     Step 1
                ------------------------------------------------
                     Golden American Life Insurance Company
                ------------------------------------------------
                      (a)            Step 2            (b)
                ---------------     ----------------------------
                     Fixed               SEPARATE ACCOUNT B
                   Interest
                    Options             Variable Investment
                                              Options
                ---------------     ----------------------------
                                          THE SUBACCOUNTS
                                    --------- --------- --------
                                        A         B       ETC.
                                    ----------------------------
                                          Step 3
                                    --------- ---------
                                     Mutual    Mutual
                                      Fund      Fund
                                        A         B
                                    -------------------

IN THIS SECTION:
>    Maximum Transaction Fees

>    Maximum Fees Deducted from Investments in the Separate Account

>    Fees Deducted by the Funds

>    Hypothetical Examples

ALSO SEE THE "FEES" SECTION FOR:

>    How, When and Why Fees are Deducted

>    Reduction, Waiver and/or Elimination of Certain Fees

>    Premium and Other Taxes

>    Charges for the Aetna GET Fund

FEE TABLE
--------------------------------------------------------------------------------

The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for the different fees that may apply after you begin receiving payments under the contract. The fees shown do not reflect any premium tax that may apply.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE
(As a percentage of payments withdrawn.)

--------------------------------------------------------------------------------
           Years from Receipt
           of Purchase Payment                  Early Withdrawal Charge
--------------------------------------------------------------------------------
              Less than 2                                  7%
       2 or more but less than 4                           6%
       4 or more but less than 5                           5%
       5 or more but less than 6                           4%
       6 or more but less than 7                           3%
               7 or more                                   0%
--------------------------------------------------------------------------------

ANNUAL MAINTENANCE FEE                                                   $30.001
TRANSFER CHARGE                                                          $10.002

1 The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees--Annual Maintenance Fee."
2 We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See "Transfers" for additional information.

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

                                                     ALL ACCOUNT
o    IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION       YEARS

     >    OPTION PACKAGE I--
          Mortality and Expense Risk Charge             0.80%
          Administrative Expense Charge                 0.15%
                                                   ---------------
          Total Separate Account Expenses               0.95%
                                                   ===============

     >    OPTION PACKAGE II--
          Mortality and Expense Risk Charge             1.10%
          Administrative Expense Charge                 0.15%
                                                   ---------------
          Total Separate Account Expenses               1.25%
                                                   ===============

     >    OPTION PACKAGE III--
          Mortality and Expense Risk Charge             1.25%
          Administrative Expense Charge                 0.15%
                                                   ---------------
          Total Separate Account Expenses               1.40%
                                                   ===============

                                                   ACCOUNT YEARS   AFTER THE 7TH
o    IF YOU ELECT THE PREMIUM BONUS OPTION              1-7        ACCOUNT YEAR

     >    OPTION PACKAGE I--
          Mortality and Expense Risk Charge             0.80%           0.80%
          Administrative Expense Charge                 0.15%           0.15%
          Premium Bonus Option Charge                   0.50%           0.00%
                                                   -----------------------------
          Total Separate Account Expenses               1.45%           0.95%
                                                   =============================

     >    OPTION PACKAGE II--
          Mortality and Expense Risk Charge             1.10%           1.10%
          Administrative Expense Charge                 0.15%           0.15%
          Premium Bonus Option Charge                   0.50%           0.00%
                                                   -----------------------------
          Total Separate Account Expenses               1.75%           1.25%
                                                   =============================

     >    OPTION PACKAGE III--
          Mortality and Expense Risk Charge             1.25%           1.25%
          Administrative Expense Charge                 0.15%           0.15%
          Premium Bonus Option Charge                   0.50%           0.00%
                                                   -----------------------------
          Total Separate Account Expenses               1.90%           1.40%
                                                   =============================

                                                                                            AFTER THE 7TH
o    IF YOU ELECT THE PREMIUM BONUS OPTION AND INVEST         ACCOUNT YEARS  ACCOUNT YEARS     ACCOUNT
     IN THE GET FUND*                                              1-5            6&7           YEAR

>    OPTION PACKAGE I--
       Mortality and Expense Risk Charge                           0.80%          0.80%          0.80%
       Administrative Expense Charge                               0.15%          0.15%          0.15%
       Premium Bonus Option Charge                                 0.50%          0.50%          0.00%
       GET Fund Guarantee Charge                                   0.50%          0.00%          0.00%
                                                            ----------------------------------------------
       Total Separate Account Expenses                             1.95%          1.45%          0.95%
                                                            ==============================================

>    OPTION PACKAGE II--
       Mortality and Expense Risk Charge                           1.10%          1.10%          1.10%
       Administrative Expense Charge                               0.15%          0.15%          0.15%
       Premium Bonus Option Charge                                 0.50%          0.50%          0.00%
       GET Fund Guarantee Charge                                   0.50%          0.00%          0.00%
                                                            ----------------------------------------------
       Total Separate Account Expenses                             2.25%          1.75%          1.25%
                                                            ==============================================

>    OPTION PACKAGE III--
       Mortality and Expense Risk Charge                           1.25%          1.25%          1.25%
       Administrative Expense Charge                               0.15%          0.15%          0.15%
       Premium Bonus Option Charge                                 0.50%          0.50%          0.00%
       GET Fund Guarantee Charge                                   0.50%          0.00%          0.00%
                                                            ----------------------------------------------
       Total Separate Account Expenses                             2.40%          1.90%          1.40%
                                                            ==============================================

* The GET Fund guarantee charge applies during each five year guarantee period to amounts invested in the GET Fund investment option only.

FEES DEDUCTED BY THE FUNDS
USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting the share value, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund and are based on figures for the year ended December 31, 2001.

                              FUND EXPENSE TABLE(1)

                                                                                            TOTAL FUND
                                                                    DISTRIBUTION              ANNUAL                    NET FUND
                                                                       AND/OR                EXPENSES                    ANNUAL
                                                                       SERVICE                WITHOUT                   EXPENSES
                                                         INVESTMENT    (12B-1)     OTHER    WAIVERS OR  TOTAL WAIVERS AFTER WAIVERS
FUND NAME                                               ADVISORY FEES    FEE     EXPENSES   REDUCTIONS  OR REDUCTIONS OR REDUCTIONS
-----------------------------------------------------------------------------------------------------------------------------------
GCG Trust - Core Bond Series(2)                             1.00%       0.00%      0.01%       1.01%        0.00%         1.01%
-----------------------------------------------------------------------------------------------------------------------------------
GCG Trust - Eagle Value Equity Series                       0.94%       0.00%      0.01%       0.95%        0.00%         0.95%
-----------------------------------------------------------------------------------------------------------------------------------
GCG Trust- International Enhanced EAFE Series
    (Series S)(3)                                           1.25%       0.00%      0.01%       1.26%        0.00%         1.26%
-----------------------------------------------------------------------------------------------------------------------------------
GCG Trust- Janus Growth and Income Series                   1.10%       0.00%      0.01%       1.11%        0.00%         1.11%
GCG Trust- J.P. Morgan Fleming Small Cap Series
    (Series S)(3)                                           1.15%       0.00%      0.01%       1.16%        0.00%         1.16%
-----------------------------------------------------------------------------------------------------------------------------------
GCG Trust - Liquid Asset Series                             0.53%       0.00%      0.01%       0.54%        0.00%         0.54%
-----------------------------------------------------------------------------------------------------------------------------------
GCG Trust - Research Series                                 0.88%       0.00%      0.01%       0.89%        0.00%         0.89%
-----------------------------------------------------------------------------------------------------------------------------------
GCG Trust - Total Return Series                             0.88%       0.00%      0.01%       0.89%        0.00%         0.89%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund (Series II)(4)        0.85%       0.25%      0.59%       1.69%        0.24%         1.45%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series II)                            0.62%       0.25%      0.26%       1.13%        0.00%         1.13%
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio (Class B)(5)              0.75%       0.25%      1.47%       2.47%        1.27%         1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (Class B)              0.63%       0.25%      0.04%       0.92%        0.00%         0.92%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (Class B)                 1.00%       0.25%      0.04%       1.29%        0.00%         1.29%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)Portfolio (Service Class 2) (6)       0.58%       0.25%      0.11%       0.94%        0.00%         0.94%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Portfolio (Service Class 2) (6)      0.48%       0.25%      0.11%       0.84%        0.00%         0.84%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Growth Portfolio (Service Class 2) (6)             0.58%       0.25%      0.10%       0.93%        0.00%         0.93%
-----------------------------------------------------------------------------------------------------------------------------------
ING GET Fund                                                0.60%       0.25%      0.00%       0.85%        0.00%         0.75%
-----------------------------------------------------------------------------------------------------------------------------------
ING J.P. Morgan MidCap Value Portfolio
    (Service Class) (7)                                     0.75%       0.25%      0.35%       1.35%        0.00%         1.35%
-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio                     0.65%       0.00%      0.25%       0.90%        0.00%         0.90%
-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Global Growth Portfolio (Service Class) (7)         0.60%       0.25%      0.60%       1.45%        0.00%         1.45%
-----------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Comstock Portfolio (Service Class)(7)        0.60%       0.25%      0.35%       1.20%        0.00%         1.20%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Convertible Portfolio (Class S)(8)                   0.75%       0.25%      6.33%       7.33%        6.23%         1.10%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class S)(9)           0.35%       0.25%      0.09%       0.69%        0.00%         0.69%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus MidCap Portfolio (Class S) (9)            0.40%       0.25%      0.15%       0.80%        0.00%         0.80%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus SmallCap Portfolio (Class S) (9)          0.40%       0.25%      0.31%       0.96%        0.11%         0.85%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP LargeCap Growth Portfolio (Class S) (8)              0.75%       0.25%      6.19%       7.19%        6.09%         1.10%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Large Company Value Portfolio (Class S) (8)          0.75%       0.25%      7.57%       8.57%        7.47%         1.10%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio (Class S)(8)                      0.75%       0.25%      0.53%       1.53%        0.43%         1.10%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio (Class S) (9)            0.60%       0.25%      0.11%       0.96%        0.00%         0.96%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio(8)                        1.00%       0.00%      1.72%       2.72%        1.74%         0.98%
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Financial Services Fund (10)                  0.75%       0.00%      0.32%       1.07%        0.00%         1.07%
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Health Sciences Fund(10)                      0.75%       0.00%      0.31%       1.06%        0.00%         1.06%
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF- Leisure Fund(10)                               0.75%       0.00%      0.64%       1.39%        0.00%         1.39%
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Utilities Fund(11)                            0.60%       0.00%      0.77%       1.37%        0.00%         1.37%
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Worldwide Growth Portfolio
    (Service Shares)(12)                                    0.65%       0.25%      0.04%       0.94%                      0.94%
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Portfolio(13)                              0.25%       0.15%      0.36%       0.76%        0.01%         0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio (Class II)                       0.65%       0.25%      0.14%       1.04%        0.00%         1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Small Company VCT Portfolio (Class II)(14)          0.75%       0.25%      5.71%       6.71%        5.03%         1.68%
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Series - Jennison Portfolio (Class II)           0.60%       0.25%      0.19%       1.04%        0.00%         1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Series - SP Jennison International
Growth Portfolio (Class II)(15)                             0.85%       0.25%      1.16%       2.26%        0.00%         2.26%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT - Growth and Income Fund (Class 1B)(16)           0.46%       0.25%      0.05%       0.76%        0.00%         0.76%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT - International Growth and Income Fund
    (Class 1B) (16)                                         0.80%       0.25%      0.18%       1.23%        0.00%         1.23%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II (Class 1B) (16)                   0.70%       0.25%      0.92%       1.87%        0.00%         1.87%
-----------------------------------------------------------------------------------------------------------------------------------
UBS Tactical Allocation Portfolio (Class 1)                 0.50%       0.25%      0.17%       0.92%        0.00%         0.92%

FOOTNOTES TO THE "FUND EXPENSE TABLE"

     (1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

     (2)  Annualized.

     (3)  Estimated investment advisory fee for year 2002.

     (4) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I or Series II shares to the extent necessary to limit Total Fund Annual Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Fund Annual Expenses to 1.45%. Management (Advisory) Fees and 12b-1 Fee were 0.71% and 0.15%, respectively, after fee waivers and reimbursements.

     (5) The investment adviser has agreed to waive its fees and reimburse the Portfolio to limit total expenses to 1.20% through April 30, 2002. Including the reimbursements and waivers the Management (Advisory) Fees, Other Expenses and Total Net Fund Annual Expenses were 0.00%, 0.95%, and 1.20%, respectively, for the year ended December 31, 2001. Fees and Expenses Waived or Reimbursed and Total Net Fund Annual Expenses shown in the above table have been restated to reflect the change in the expense limitation from 1.20% to 1.45% effective May 1, 2002.

     (6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

     (7) Other Expenses shown in the above table are based on estimated amounts for the current fiscal year and include a Shareholder Services fee of 0.25%.

     (8) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For the Emerging Markets Fund and Natural Resources Trust, the expense limits will continue through at least July 26, 2002. For the Worldwide Growth Portfolio, the expense limits will continue through at least December 31, 2002. For the remaining ING VP portfolios, the expense limits will continue through at least October 31, 2002.

     (9) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Because Class S shares are new, these estimates are based on each Portfolio's actual operating expenses for Class R shares for the Portfolios' most recently completed fiscal year and fee waivers to which the investment adviser has agreed for each Portfolio. Because Class S shares are new, Other Expenses is the amount of Other Expenses incurred by Class R shareholders for the year ended December 31, 2001. ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.

     (10) The Fund's actual Other Expenses and Total Fund Annual Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

     (11) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Fund Annual Expenses for the fiscal year ended December 31, 2001 were 0.55% and 1.15%, respectively, of the Fund's average net assets.

     (12) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. All expenses are shown without the effect of any expense offset arrangements. The fees and expenses listed above were determined based on net assets as of the fiscal year ended October 31, 2001.

     (13) "Other Expenses" reflects a 0.35% administrative fee, a 0.15% service fee, and a 0.01% representing the Portfolio's pro rate Trustees' Fee. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     (14) The Total Net Fund Annual Expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of the portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The Portfolio commenced operations on January 19, 2001, therefore expenses shown above are annualized. Including the reimbursements and waivers applied by Pioneer, the Management (Advisory) Fees, Other Expenses and Total Fund Annual Expenses for the year ended December 31, 2001 were 0.00%, 1.25%, and 1.25%, respectively, for Class I Shares and 0.00%, 1.43%, and 1.68%, respectively, for Class II Shares.

     (15) For the year ended December 31, 2001, the Portfolio's investment adviser voluntarily subsidized a portion of the Portfolio's total expenses. This subsidy is not reflected in the table above. Had this subsidy of 0.62% been reflected above, Total Net Fund Annual Expenses would have been 1.64%.

     (16) Reflects an increase in 12b-1 fees payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares of 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

HYPOTHETICAL EXAMPLE: IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION
ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges, except the premium bonus option charge (i.e., a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.15% and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.04%)). Expenses for the GET Fund also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. The total annual fund expenses used are those shown in the column "Net Fund Annual Expenses After Waivers or Reductions" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.

--------------------------------------------------------------------------------

>    These examples are purely hypothetical.
> They should not be considered a representation of past or future expenses or expected returns.
> Actual expenses and/or returns may be more or less than those shown in these examples.

--------------------------------------------------------------------------------

                                    EXAMPLE A
If you withdraw your entire account value at the end of the periods shown, you would pay the following expenses, including any applicable early withdrawal charge:

                                    EXAMPLE B
If at the end of the periods shown you (1) leave your entire account value invested or (2) select an income phase payment option, you would pay the following expenses (no early withdrawal charge is reflected):*

                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------------------
Core Bond Series                                  $ 88     $130     $167     $279     $ 25     $ 76     $131     $279
-----------------------------------------------------------------------------------------------------------------------
International Enhanced EAFE Series                $ 90     $138     $179     $303     $ 27     $ 84     $143     $303
-----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Series              $ 89     $135     $174     $293     $ 26     $ 81     $138     $293
-----------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Series                    $ 89     $133     $172     $289     $ 26     $ 79     $136     $289
-----------------------------------------------------------------------------------------------------------------------
Liquid Asset Series                               $ 83     $116     $143     $231     $ 20     $ 62     $107     $231
-----------------------------------------------------------------------------------------------------------------------
Research Series                                   $ 87     $127     $161     $267     $ 24     $ 73     $125     $267
-----------------------------------------------------------------------------------------------------------------------
Total Return Series                               $ 87     $127     $161     $267     $ 24     $ 73     $125     $267
-----------------------------------------------------------------------------------------------------------------------
Value Equity Series                               $ 87     $129     $164     $273     $ 24     $ 75     $128     $273
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund             $ 92     $143     $188     $321     $ 29     $ 89     $152     $321
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                              $ 89     $134     $173     $290     $ 26     $ 80     $137     $290
-----------------------------------------------------------------------------------------------------------------------
Alliance Bernstein Value Portfolio                $102     $173     $237     $413     $ 39     $119     $201     $413
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio              $ 87     $128     $162     $270     $ 24     $ 74     $126     $270
-----------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                 $ 91     $139     $180     $306     $ 28     $ 85     $144     $306
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                     $ 87     $128     $163     $271     $ 24     $ 74     $127     $271
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio              $ 86     $125     $158     $262     $ 23     $ 71     $122     $262
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio              $ 87     $128     $163     $272     $ 24     $ 74     $127     $272
-----------------------------------------------------------------------------------------------------------------------
ING GET Fund                                      $ 93     $145     $191      N/A     $ 30     $ 91     $155      N/A
-----------------------------------------------------------------------------------------------------------------------
ING JP Morgan Mid Cap Value Portfolio             $ 91     $141     $183     $312     $ 28     $ 87     $147     $312
-----------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio           $ 87     $127     $161     $268     $ 24     $ 73     $125     $268
-----------------------------------------------------------------------------------------------------------------------
ING MFS Global Growth Portfolio                   $ 92     $143     $188     $321     $ 29     $ 89     $152     $321
-----------------------------------------------------------------------------------------------------------------------
ING Van Kampen Comstock Portfolio                 $ 90     $136     $176     $297     $ 27     $ 82     $140     $297
-----------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                 $ 90     $137     $177     $300     $ 27     $ 83     $141     $300
-----------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio              $ 85     $121     $150     $246     $ 22     $ 67     $114     $246
-----------------------------------------------------------------------------------------------------------------------
ING VP Index Plus MidCap Portfolio                $ 86     $124     $156     $257     $ 23     $ 70     $120     $257
-----------------------------------------------------------------------------------------------------------------------
ING VP Index Plus SmallCap Portfolio              $ 86     $126     $159     $263     $ 23     $ 72     $123     $263
-----------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio                $ 87     $129     $164     $274     $ 24     $ 75     $128     $274
-----------------------------------------------------------------------------------------------------------------------
ING VP Convertible Portfolio                      $ 89     $133     $171     $288     $ 26     $ 79     $135     $288
-----------------------------------------------------------------------------------------------------------------------
ING VP Large Company Value Portfolio              $ 89     $133     $171     $288     $ 26     $ 79     $135     $288
-----------------------------------------------------------------------------------------------------------------------
ING VP LargeCap Growth Portfolio                  $ 89     $133     $171     $288     $ 26     $ 79     $135     $288
-----------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio                         $ 89     $133     $171     $288     $ 26     $ 79     $135     $288
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund               $ 88     $132     $170     $285     $ 25     $ 78     $134     $285
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                  $ 88     $132     $169     $284     $ 25     $ 78     $133     $284
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Leisure Fund                          $ 92     $142     $185     $316     $ 29     $ 88     $149     $316
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                        $ 91     $141     $184     $314     $ 28     $ 87     $148     $314
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio     $ 87     $128     $163     $272     $ 24     $ 74     $127     $272
-----------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Portfolio                        $ 85     $123     $153     $252     $ 22     $ 69     $117     $252
-----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                        $ 88     $131     $168     $282     $ 25     $ 77     $132     $282
-----------------------------------------------------------------------------------------------------------------------
Pioneer Small Company VCT Portfolio               $ 94     $150     $199     $343     $ 31     $ 96     $163     $343
-----------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                                $ 88     $131     $168     $282     $ 25     $ 77     $132     $282
-----------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio        $100     $167     $227     $395     $ 37     $113     $191     $395
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                       $ 85     $123     $154     $253     $ 22     $ 69     $118     $253
-----------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income         $ 90     $137     $177     $300     $ 27     $ 83     $141     $300
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II                         $ 96     $156     $209     $360     $ 33     $102     $173     $360
-----------------------------------------------------------------------------------------------------------------------
UBS Tactical Allocation Portfolio                 $ 87     $128     $162     $270     $ 24     $ 74     $126     $270

* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

HYPOTHETICAL EXAMPLE: IF YOU ELECT THE PREMIUM BONUS OPTION
ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges (i.e., a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.15%, an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.04%) and the premium bonus option charge of 0.50% during the first seven account years). Expenses for the GET Fund also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. The total annual fund expenses used are those shown in the column "Net Fund Annual Expenses After Waivers or Reductions" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.

--------------------------------------------------------------------------------

>    These examples are purely hypothetical.

> They should not be considered a representation of past or future expenses or expected returns.

> Actual expenses and/or returns may be more or less than those shown in these examples.

                                    EXAMPLE A
If you withdraw your entire account value at the end of the periods shown, you would pay the following expenses, including any applicable early withdrawal charge:*

                                    EXAMPLE B
If at the end of the periods shown you (1) leave your entire account value invested or (2) select an income phase payment option, you would pay the following expenses (no early withdrawal charge is reflected):**

                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------------------
Core Bond Series                                  $ 93     $145     $191     $310     $ 30     $ 91     $155     $310
-----------------------------------------------------------------------------------------------------------------------
International Enhanced EAFE Series                $ 95     $153     $203     $334     $ 32     $ 99     $167     $334
-----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Series              $ 94     $150     $199     $324     $ 31     $ 96     $163     $324
-----------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Series                    $ 94     $148     $196     $319     $ 31     $ 94     $160     $319
-----------------------------------------------------------------------------------------------------------------------
Liquid Asset Series                               $ 88     $131     $168     $264     $ 25     $ 77     $132     $264
-----------------------------------------------------------------------------------------------------------------------
Research Series                                   $ 92     $142     $185     $298     $ 29     $ 88     $149     $298
-----------------------------------------------------------------------------------------------------------------------
Total Return Series                               $ 92     $142     $185     $298     $ 29     $ 88     $149     $298
-----------------------------------------------------------------------------------------------------------------------
Value Equity Series                               $ 92     $143     $188     $304     $ 29     $ 89     $152     $304
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund             $ 97     $158     $212     $351     $ 34     $104     $176     $351
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                              $ 94     $149     $197     $321     $ 31     $ 95     $161     $321
-----------------------------------------------------------------------------------------------------------------------
Alliance Bernstein Value Portfolio                $107     $187     $260     $439     $ 44     $133     $224     $439
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio              $ 92     $143     $187     $301     $ 29     $ 89     $151     $301
-----------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                 $ 96     $153     $205     $336     $ 33     $ 99     $169     $336
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                     $ 92     $143     $187     $302     $ 29     $ 89     $151     $302
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio              $ 91     $140     $183     $293     $ 28     $ 86     $147     $293
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio              $ 92     $143     $188     $303     $ 29     $ 89     $152     $303
-----------------------------------------------------------------------------------------------------------------------
ING GET Fund                                      $ 98     $160     $215      N/A     $ 35     $106     $179      N/A
-----------------------------------------------------------------------------------------------------------------------
ING JP Morgan Mid Cap Value Portfolio             $ 96     $155     $208     $342     $ 33     $101     $172     $342
-----------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio           $ 92     $142     $186     $299     $ 29     $ 88     $150     $299
-----------------------------------------------------------------------------------------------------------------------
ING MFS Global Growth Portfolio                   $ 97     $158     $212     $351     $ 34     $104     $176     $351
-----------------------------------------------------------------------------------------------------------------------
ING Van Kampen Comstock Portfolio                 $ 95     $151     $200     $328     $ 32     $ 97     $164     $328
-----------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                 $ 95     $152     $202     $331     $ 32     $ 98     $166     $331
-----------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio              $ 90     $136     $176     $279     $ 27     $ 82     $140     $279
-----------------------------------------------------------------------------------------------------------------------
ING VP Index Plus MidCap Portfolio                $ 91     $139     $181     $290     $ 28     $ 85     $145     $290
-----------------------------------------------------------------------------------------------------------------------
ING VP Index Plus SmallCap Portfolio              $ 91     $141     $183     $294     $ 28     $ 87     $147     $294
-----------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio                $ 92     $144     $189     $305     $ 29     $ 90     $153     $305
-----------------------------------------------------------------------------------------------------------------------
ING VP Convertible Portfolio                      $ 94     $148     $196     $318     $ 31     $ 94     $160     $318
-----------------------------------------------------------------------------------------------------------------------
ING VP Large Company Value Portfolio              $ 94     $148     $196     $318     $ 31     $ 94     $160     $318
-----------------------------------------------------------------------------------------------------------------------
ING VP LargeCap Growth Portfolio                  $ 94     $148     $196     $318     $ 31     $ 94     $160     $318
-----------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio                         $ 94     $148     $196     $318     $ 31     $ 94     $160     $318
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund               $ 93     $147     $194     $316     $ 30     $ 93     $158     $316
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                  $ 93     $147     $194     $315     $ 30     $ 93     $158     $315
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Leisure Fund                          $ 97     $156     $210     $346     $ 34     $102     $174     $346
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                        $ 96     $156     $209     $344     $ 33     $102     $173     $344
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio     $ 92     $143     $188     $303     $ 29     $ 89     $152     $303
-----------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Portfolio                        $ 90     $138     $178     $285     $ 27     $ 84     $142     $285
-----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                        $ 93     $146     $193     $313     $ 30     $ 92     $157     $313
-----------------------------------------------------------------------------------------------------------------------
Pioneer Small Company VCT Portfolio               $ 99     $165     $223     $372     $ 36     $111     $187     $372
-----------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                                $ 93     $146     $193     $313     $ 30     $ 92     $157     $313
-----------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio        $105     $182     $250     $422     $ 42     $128     $214     $422
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                       $ 90     $138     $179     $286     $ 27     $ 84     $143     $286
-----------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income         $ 95     $152     $202     $331     $ 32     $ 98     $166     $331
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II                         $101     $170     $232     $389     $ 38     $116     $196     $389
-----------------------------------------------------------------------------------------------------------------------
UBS Tactical Allocation Portfolio                 $ 92     $143     $187     $301     $ 29     $ 89     $151     $301

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV of this prospectus we provide condensed financial information about Separate Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

As of the date of this prospectus, we had not begun selling the contract and the subaccounts did not have any assets attributable to the contract. Therefore, no condensed financial information is presented herein.

PURCHASE AND RIGHTS
--------------------------------------------------------------------------------

HOW TO PURCHASE

> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics -- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.
2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or over, you may want to consider whether choosing one of these options is in your best interest. See "Death Benefit" for a description of the calculation of death benefits above certain ages.

YOUR RIGHTS UNDER THE CONTRACT

>    Individual Contracts. You have all contract rights.

> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

>    One lump sum;

>    Periodic payments; or

>    Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See "Premium Bonus Option--Suitability."

PURCHASE PAYMENT AMOUNTS.
The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

--------------------------------------------------------------------------------
                  OPTION                  OPTION                  OPTION
                PACKAGE I               PACKAGE II             PACKAGE III
--------------------------------------------------------------------------------
Minimum      Non-                    Non-                    Non-
Initial   Qualified:  Qualified:* Qualified:  Qualified:* Qualified: Qualified:*
Purchase  ----------  ----------  ----------  ----------  ----------  ----------
Payment    $15,000     $ 1,500     $ 5,000     $ 1,500     $ 5,000     $ 1,500
--------------------------------------------------------------------------------

*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

REDUCTION OF PURCHASE PAYMENT AMOUNTS. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

> The size and type of the prospective group, if any, to which the reduction would apply;

> The method and frequency of purchase payments to be made under the contract; and

> The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL
--------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states allow you more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal your account value. This means that you will bear the entire investment risk for amounts allocated among the subaccounts, including applicable fund and contract fees and charges. Consequently, the amount refunded could be less than the amount you paid into the contract. Any premium bonus credited to your account will also be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION
--------------------------------------------------------------------------------

ELECTION. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

PREMIUM BONUS AMOUNT. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

PREMIUM BONUS OPTION CHARGE. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See "Fees--Reduction or Elimination of Certain Fees."

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See "Your Account Value."

FORFEITURE. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

> If you exercise your free look privilege and cancel your contract. See "Right to Cancel."

> If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Death Benefit--Premium Bonus."

> Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See "Withdrawals."

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

--------------------------------------------------------------------------------------------------------------
               PURCHASE    PREMIUM    ACCOUNT     WITHDRAWAL
   DATE         PAYMENT     BONUS      VALUE        AMOUNT                        EXPLANATION
--------------------------------------------------------------------------------------------------------------
May 2, 2002    $100,000    $4,000     $104,000       ----       You make a $100,000 initial purchase payment
                                                                and we credit your account with a 4% ($4,000)
                                                                premium bonus. Your beginning account value
                                                                equals $104,000.
--------------------------------------------------------------------------------------------------------------
May 2, 2005       --         --       $120,000     $30,000      Assume that your account value grows to
                                                                $120,000 over the next three years and you
                                                                request a $30,000 withdrawal. $18,000 of that
                                                                $30,000 will be subject to an early withdrawal
                                                                charge ($30,000 minus $12,000 (the 10% free
                                                                withdrawal amount, see "Fees--Free
                                                                Withdrawals")) and you would pay a $1,080
                                                                early withdrawal charge (6% of $18,000).
                                                                Additionally, because $18,000 is 18% of the
                                                                $100,000 purchase payment made in the first
                                                                account year, 18% of your $4,000 premium
                                                                bonus, or $720, would be forfeited.*
--------------------------------------------------------------------------------------------------------------

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See "Fees--Free Withdrawals." Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

SUITABILITY. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Separate Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

> MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

> ING GET FUND ("GET FUND"). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

     Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix V for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

     If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

     Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

     Please see the GET Fund prospectus for a complete description of the GET Fund investment option, including charges and expenses.

FIXED INTEREST OPTIONS. If available in your state, the Golden American Guaranteed Account (the Guaranteed Account) offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

--------------------------------------------------------------------------------
SELECTING INVESTMENT OPTIONS

o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
o BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.
--------------------------------------------------------------------------------

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add funds, or withdraw or substitute funds available when you purchased your contract, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING). "Shared funding" occurs when shares of a fund, which the subaccounts buy for the contracts, are also bought by other insurance companies for their variable insurance contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for the contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>    Shared--bought by more than one company.
>    Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by fax or telephone or, when available, electronically.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance.

Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to a money market subaccount.

DOLLAR COST AVERAGING NEITHER ENSURES A PROFIT NOR GUARANTEES AGAINST LOSS IN A DECLINING MARKET. YOU SHOULD CONSIDER YOUR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. THERE IS NO ADDITIONAL CHARGE FOR THIS PROGRAM AND TRANSFERS MADE UNDER THIS PROGRAM DO NOT COUNT AS TRANSFERS WHEN DETERMINING THE NUMBER OF FREE TRANSFERS THAT MAY BE MADE EACH ACCOUNT YEAR. FOR ADDITIONAL INFORMATION ABOUT THIS PROGRAM, CONTACT YOUR SALES REPRESENTATIVE OR CALL US AT THE NUMBER LISTED IN "CONTRACT OVERVIEW--QUESTIONS:
CONTACTING THE COMPANY." IN CERTAIN STATES, PURCHASE PAYMENTS ALLOCATED TO THE FIXED ACCOUNT MAY REQUIRE PARTICIPATION IN THE DOLLAR COST AVERAGING PROGRAM.

THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

TRANSFERS BETWEEN OPTION PACKAGES
--------------------------------------------------------------------------------
You may transfer from one option package to another.

>    Transfers must occur on an account anniversary.
> A written request for the transfer must be received by us within 60 days of an account anniversary.
> The following minimum account values need to be met on the date of transfer:

--------------------------------------------------------------------------------
                                 TRANSFERS TO                TRANSFERS TO
                               OPTION PACKAGE I        OPTION PACKAGES II OR III
--------------------------------------------------------------------------------
                              NON-                         NON-
Minimum Account Value      QUALIFIED:    QUALIFIED:     QUALIFIED:   QUALIFIED:
                           ---------     ---------      ---------    ---------
                            $15,000       $ 1,500        $ 5,000      $ 1,500
--------------------------------------------------------------------------------
>    You will receive a new contract schedule page upon transfer.
>    Only one option package may be in effect at any time.

--------------------------------------------------------------------------------------------------
         TRANSFERS TO                      TRANSFERS TO                      TRANSFERS TO
       OPTION PACKAGE I                 OPTION PACKAGE II                 OPTION PACKAGE III
--------------------------------------------------------------------------------------------------
DEATH BENEFIT1:                   DEATH BENEFIT1:                   DEATH BENEFIT1:
o  The sum of all purchase        o  The sum of all purchase        o  The sum of all purchase
   payments made, adjusted for       payments made, adjusted for       payments made, adjusted for
   amounts withdrawn or applied      amounts withdrawn or applied      amounts withdrawn or applied
   to an income phase payment        to an income phase payment        to an income phase payment
   option as of the claim date,      option as of the claim date,      option as of the claim date,
   will  continue  to  be            will  continue  to  be            will  continue  to  be
   calculated from the account       calculated from the account       calculated from the account
   effective date.                   effective date.                   effective date.
o  The "step-up value" under      o  If transferring from Option    o  If transferring from Option
   Option Packages II and III        Package I, the "step-up           Package I, the "step-up
   will terminate on the new         value" will be calculated         value" will be calculated
   schedule effective date.          beginning on the new              beginning on the new
o  The "roll-up value" under         schedule effective date.          schedule effective date.
   Option Package III will        o  If transferring from Option    o  If transferring from Option
   terminate on the new              Package III, the "step-up         Package III, the "step-up
   schedule effective date.          value" will continue to be        value" will continue to be
                                     calculated from the date          calculated from the date
                                     calculated under Option           calculated under Option
                                     Package III.                      Package III.
                                  o  The "roll-up value" under      o  The "roll-up value" under
                                     Option Package III will           Option Package III will
                                     terminate on the new              terminate on the new
                                     schedule effective date.          schedule effective date.
--------------------------------------------------------------------------------------------------
NURSING HOME WAIVER2:             NURSING HOME WAIVER2:             NURSING HOME WAIVER2:
o  The availability of the        o  If transferring from Option    o  If transferring from Option
   waiver of the early with-         Package  I,  the  waiting         Package  I,  the  waiting
   drawal charge under the           period  under  the  Nursing       period  under  the  Nursing
   Nursing Home Waiver will          Home Waiver will begin to         Home Waiver will begin to
   terminate on the new              be measured  from  the new        be measured  from  the new
   schedule effective date.          schedule effectivedate.           schedule effectivedate.
                                  o  If transferring from Option    o  If transferring from Option
                                     Package III, the waiting          Package III, the waiting
                                     period  will  have  been          period  will  have  been
                                     satisfied  on  the  new           satisfied  on  the  new
                                     schedule effective date.          schedule effective date.
--------------------------------------------------------------------------------------------------
FREE WITHDRAWALS3:                FREE WITHDRAWALS3:                FREE WITHDRAWALS3:
o  If transferring from Option    o  If transferring from Option    o  The cumulative to 30%
   Package III, any available        Package III, any available        available free withdrawal
   free withdrawal amount in         free withdrawal amount in         amount will begin to be
   excess of 10% will be lost        excess of 10% will be lost        calculated as of the new
   as of the new schedule            as of the new schedule            schedule effective date.
   effective date.                   effective date.
--------------------------------------------------------------------------------------------------

1    See "Death Benefit."
2    See "Fees--Nursing Home Waiver."
3    See "Fees--Free Withdrawals."

FEES
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES

(As a percentage of payments withdrawn.)

--------------------------------------------------------------------------------
           Years from Receipt
           of Purchase Payment                  Early Withdrawal Charge
--------------------------------------------------------------------------------
              Less than 2                                  7%
       2 or more but less than 4                           6%
       4 or more but less than 5                           5%
       5 or more but less than 6                           4%
       6 or more but less than 7                           3%
               7 or more                                   0%
--------------------------------------------------------------------------------

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will access the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

--------------------------------------------------------------------------------
TYPES OF FEES
There are five types of fees or deductions that may affect your account.

TRANSACTION FEES
o    Early Withdrawal Charge
o    Annual Maintenance Fee
o    Transfer Charge

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
o    Mortality and Expense Risk Charge
o    Administrative Expense Charge
o    Premium Bonus Option Charge

FEES DEDUCTED BY THE FUNDS
o    Investment Advisory Fees
o    Other Expenses

PREMIUM AND OTHER TAXES

CHARGES FOR THE ING GET FUND

--------------------------------------------------------------------------------

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

>    Used to provide income phase payments to you;
> Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;
> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
> Taken because of the election of a systematic distribution option (see "Systematic Distribution Options");
>    Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
> If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see "Systematic Distribution Options")); or
> Paid upon termination of your account by us (see "Other Topics -- Involuntary Terminations").

NURSING HOME WAIVER. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:
>    More than one account year has elapsed since the schedule effective date;
> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and
> The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

--------------------------------------------------------------------------------
     OPTION PACKAGE I          OPTION PACKAGE II          OPTION PACKAGE III
--------------------------------------------------------------------------------
          0.80%                      1.10%                      1.25%
--------------------------------------------------------------------------------

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "The Income Phase- Charges Deducted."

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to provide a death benefit and make lifetime income phase payments based on annuity rates specified in the contract.
> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

--------------------------------------------------------------------------------
     OPTION PACKAGE I          OPTION PACKAGE II          OPTION PACKAGE III
--------------------------------------------------------------------------------
          0.15%                      0.15%                      0.15%
--------------------------------------------------------------------------------

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses.

PREMIUM BONUS OPTION CHARGE.

MAXIMUM AMOUNT. 0.50%, but only if you elect the premium bonus option.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase. See "Premium Bonus Option - Premium Bonus Option Charge."

PURPOSE. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year.

ING GET FUND GUARANTEE CHARGE.

MAXIMUM AMOUNT. 0.50%, but only if you elect to invest in the GET Fund investment option.

WHEN/HOW. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

PURPOSE. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "Investment Options-Variable Investment Options."

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:
>    The size and type of group to whom the contract is issued;
>    The amount of expected purchase payments;
> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
>    The type and frequency of administrative and sales services provided; or
>    The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be paid to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition, to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company may also receive compensation from a fund or its affiliate for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2001, the amount of such additional payments ranged up to 0.50% of average net assets held in a fund by the Company. For a list of fund fees, see "Fee Table- Fees Deducted by the Funds." The fees are described in more detail in each fund prospectus.

Various series of the ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. See "Fees Deducted from Investments in the Separate Account-ING GET Fund Guarantee Charge."

WHEN/HOW. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

IN ADDITION, WE RESERVE THE RIGHT TO ASSESS A CHARGE FOR ANY FEDERAL TAXES DUE AGAINST THE SEPARATE ACCOUNT. SEE "TAXATION."

YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------
During the accumulation phase your account value at any given time equals:
>    The current dollar value of amounts invested in the subaccounts; plus
> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Separate Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET Fund subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange. At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:
> The net assets of the fund held by the subaccount as of the current valuation; minus
> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
>    The total value of the subaccount's units at the preceding valuation; minus
> A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the GET fund. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

STEP 1: You make an initial purchase payment of $5000.

STEP 2:
A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10
     AUV).
B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20
     AUV).

STEP 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV)

                           ---------------------------
                             $5,000 Purchase Payment
                           ---------------------------
                                     Step 1
                ------------------------------------------------
                     Golden American Life Insurance Company
                ------------------------------------------------
                                     Step 2
                ------------------------------------------------
                               Separate Account B
                ------------------- ------------------- --------
                 Subaccount A        Subaccount B        Etc.
                 300                 100
                 accumulation        accumulation
                 units               units
                ------------------- ------------------- --------
                                          STEP 3
                                    --------- ---------
                                     Mutual    Mutual
                                      Fund      Fund
                                        A         B
                                    -------------------

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

--------------------------------------------------------------------------------
TAXES, FEES AND DEDUCTIONS

Amounts withdrawn may be subject to one or more of the following:

>    Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>    Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")

> Premium Bonus Option Charge (See "Premium Bonus Option--Premium Bonus Option Charge")

> Market Value Adjustment for amounts held in the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus)

>    Tax Penalty (see "Taxation")

>    Tax Withholding (see "Taxation")


To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

--------------------------------------------------------------------------------

WITHDRAWALS
--------------------------------------------------------------------------------
You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL
>    Select the withdrawal amount.
(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

> Select investment options. If you do not specify this, we will withdraw dollars from each investment option in which you have account value in the same proportion as that value bears to your total account value.

> Properly complete a disbursement form and deliver it to our Customer Service Center.

To determine which may apply to you, and II and the Guaranteed Account prospectus for more information about refer to the appropriate sections of withdrawals from the Guaranteed Account and the Fixed Account. this prospectus, contact your sales representative or call us at the > Select investment options. If you do not specify this, we will withdraw number listed in "Contract dollars from each investment option in which you have account value in the same Overview--Questions: Contacting the proportion as that value bears to your total account value. Company."

RESTRICTIONS ON WITHDRAWALS FROM 403(B) PLAN ACCOUNTS
Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the GET Fund and then elect to reinstate them, we will reinstate them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

--------------------------------------------------------------------------------
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION

A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

--------------------------------------------------------------------------------

SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:
> SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.
> ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.
> LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees - Early Withdrawal Charge - Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or our Customer Service Center at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT
--------------------------------------------------------------------------------
DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES THE DEATH BENEFIT? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview--Questions: Contacting the Company."

DEATH BENEFIT AMOUNT. The death benefit depends upon the option package in effect on the date the annuitant dies.

---------------------------------------------------------------------------------------------
                        OPTION PACKAGE I        OPTION PACKAGE II        OPTION PACKAGE III
---------------------------------------------------------------------------------------------
Death Benefit on     The greater of:          The greatest of:         The greatest of:
Death of the         (1) The sum of all       (1) The sum of all       (1) The sum of all
Annuitant:               purchase payments,       purchase payments,       purchase payments,
                         adjusted for             adjusted for             adjusted for
                         amounts withdrawn        amounts withdrawn        amounts withdrawn
                         or applied to an         or applied to an         or applied to an
                         income phase             income phase             income phase
                         payment option as        payment option as        payment option as
                         of the claim date;       of the claim date;       of the claim date;
                         or                       or                       or
                     (2) The account value*   (2) The account value*   (2) The account value*
                         on the claim date.       on the claim date.       on the claim date.
                                              (4) The "step-up         (3) The "step-up
                                                  value"* (as              value"* (as
                                                  described below)         described below)
                                                  on the claim date.       on the claim date;
                                                                           or
                                                                       (4) The "roll-up
                                                                           value"* (as
                                                                           described below)
                                                                           on the claim date.
---------------------------------------------------------------------------------------------

* For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

--------------------------------------------------------------------------------
This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

TERMS TO UNDERSTAND: ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life or life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

SCHEDULE EFFECTIVE DATE: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.
--------------------------------------------------------------------------------

STEP-UP VALUE. On the schedule effective date, the step-up value is equal to the greater of:
>    The account value; or
> The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

     Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:
> The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
>    The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant's 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant's 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

ROLL-UP VALUE. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant's 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant's 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

ADJUSTMENT. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF A SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT FOLLOWING THE DEATH OF THE CONTRACT HOLDER/ANNUITANT. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1) In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder's/ annuitant's death shall be treated as the spousal beneficiary's initial purchase payment;
(2) In calculating the step-up value, the step-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the spousal beneficiary's initial step-up value; and
(3) In calculating the roll-up value, the roll-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the initial roll-up value.

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

BECAUSE THE DEATH BENEFIT IN THESE CIRCUMSTANCES EQUALS THE ACCOUNT VALUE, PLUS OR MINUS ANY MARKET VALUE ADJUSTMENT, A CONTRACT HOLDER WHO IS NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary's death shall be determined under the option package then in effect.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract, if the annuitant dies the beneficiary may choose one of the following three methods of payment:
> Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation Minimum Distribution Requirements"));
> Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or
> Elect SWO, ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.
(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:
     (a)  Continue the contract in the accumulation phase;
     (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or
     (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

          If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See "Taxation--Minimum Distribution Requirements."

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

--------------------------------------------------------------------------------
We may have used the following terms in prior prospectuses:

ANNUITY PHASE -- Income Phase
ANNUITY OPTION -- Income Phase Payment Option
ANNUITY PAYMENT -- Income Phase Payment
--------------------------------------------------------------------------------

THE INCOME PHASE
--------------------------------------------------------------------------------
During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:
>    Payment start date;
> Income phase payment option (see the income phase payment options table in this section);
>    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
> Choice of fixed, variable or a combination of both fixed and variable payments; and
> Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:
>    A first income phase payment of at least $50; and
>    Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:
(a)  The first day of the month following the annuitant's 85th birthday; or
(b)  The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:
(a)  The life of the annuitant;
(b)  The joint lives of the annuitant and beneficiary;
(c)  A guaranteed period greater than the annuitant's life expectancy; or
(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED.
> If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "Fees--Mortality and Expense Risk Charge."

> There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See "Fees--Administrative Expense Charge."

> If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See "Fees--Premium Bonus Option Charge."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

PAYMENT OPTIONS.
The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:
ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

-----------------------------------------------------------------------------------------------------------------
                      LIFETIME INCOME PHASE PAYMENT OPTIONS
-----------------------------------------------------------------------------------------------------------------
Life Income          LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.
                     DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
-----------------------------------------------------------------------------------------------------------------
Life Income--        LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed           choice of 5 to 30 years or as otherwise specified in the contract.
Payments             DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------
Life Income--        LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that only one
Two Lives            payment will be made if both annuitants die before the second payment's due date.
                     CONTINUING PAYMENTS: When you select this option you choose for:
                     (a)  100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
                     (b)  100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                     DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
-----------------------------------------------------------------------------------------------------------------
Life Income--        LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed from 5
Two Lives--          to 30 years or as otherwise specified in the contract.
Guaranteed           CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the
Payments             first death.
                     DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------
Life Income --       LENGTH OF PAYMENTS: For as long as the annuitant lives.
Cash Refund          DEATH BENEFI -- PAYMENT TO THE BENEFICIARY: Following the annuitant's death, we will pay a
Option (limited      lump sum payment equal to the amount originally applied to the income phase payment option
availabilit --       (less any applicable premium tax) and less the total amount of income payments paid.
fixed payments
only)
-----------------------------------------------------------------------------------------------------------------
Life Income-- Two    LENGTH OF PAYMENTS: For as long as either annuitant lives.
Live -- Cash         CONTINUING PAYMENTS: 100% of the payment to continue after the first death.
Refund Option        DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both annuitants die we will pay a lump-sum
(limited             payment equal to the amount applied to the income phase payment option (less any applicable
availability --      premium tax) and less the total amount of income payments paid.
fixed payments
only)
-----------------------------------------------------------------------------------------------------------------
                     NONLIFETIME INCOME PHASE PAYMENT OPTION
-----------------------------------------------------------------------------------------------------------------
Nonlifetime--        LENGTH OF PAYMENTS: You may select payments for 5 to 30 years (15 to 30 years if you elected
Guaranteed           the premium bonus option). In certain cases a lump-sum payment may be requested at any time
Payments             (see below).
                     DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.
--------------------------------------------------------------------------------

CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).

TAXATION
--------------------------------------------------------------------------------
The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for an earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. You should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or


     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability, and we will report taxable amounts as required by law. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT.

     SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for the earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. You should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o Distribution amounts. Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply if your death occurs:

     o    After you begin receiving minimum distributions under the contract; or

     o    Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions, but not earnings on such distributions, may also be distributed upon hardship, but would generally be subject to penalties.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

TAXATION OF THE COMPANY
We are taxed as a life insurance company under the Tax Code. Separate Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company" but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
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THE COMPANY

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("ELIC"). ELIC is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Effective April 1, 2002, First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable of Iowa is the holding company for ELIC, Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Investment Management, LLC, a portfolio manager of the GCG Trust, and the investment manager of the ING Variable Insurance Trust and the ING Variable Products Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

SEPARATE ACCOUNT B

Golden American Separate Account B (the separate account) was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The separate account is a separate investment account used for our variable annuity contracts. We own all the assets in the separate account but such assets are kept separate from our other accounts.

The separate account is divided into subaccounts. The subaccounts invest directly in the shares of a pre-assigned underlying fund. Each underlying fund has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of an underlying fund are credited to or charged against the corresponding subaccount of the separate account without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by the separate account. If the assets in the separate account exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the contract.

We currently offer other variable annuity contracts that invest in the separate account but are not discussed in this prospectus. The separate account may also invest in other investment portfolios which are not available under your contract.

SELLING THE CONTRACT
Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 8.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to .50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 8.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of contract values.

Affiliated selling firms may include Aeltus Capital, Inc., Aetna Investment Services, LLC - need new name, BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Furman Selz Financial Services LLC, ING Funds Distributor, Inc., ING TT&S (U.S.) Securities, Inc., Investors Financial Group, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:
> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or
> During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:
>    Standardized average annual total returns; and
>    Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges), but currently do not include the premium bonus or the deduction of any premium bonus option charge. To the extent permitted by applicable law, we may include the premium bonus and any corresponding premium bonus charge in standardized average annual total returns in the future.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns. Non-standardized calculations do not include the premium bonus or premium bonus option charge.

We may also advertise ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information
(SAI) by calling us at the number listed in "Contract Overview--Questions:
Contacting the Company."

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.
> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

LEGAL PROCEEDINGS

The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or the separate account.

LEGAL MATTERS

     The legal validity of the contracts was passed on by Kimberly J. Smith, Esquire, Executive Vice President, General Counsel and Assistant Secretary of Golden American.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Separate Account B
Offering and Purchase of Contracts
Performance Data
   General
   Average Annual Total Return Quotations
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account B
Financial Statements of Golden American Life Insurance Company

You may request an SAI by calling our Customer Service Center at the number listed in "Contract Overview -- Questions: Contacting the Company."

                                   APPENDIX I
                       GOLDEN AMERICAN GUARANTEED ACCOUNT
--------------------------------------------------------------------------------

THE GOLDEN AMERICAN GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or our Customer Service Center to learn:

> The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

> The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:
> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;
>    Tax penalties and/or tax withholding--see "Taxation";
>    Early withdrawal charge--see "Fees"; or
>    Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge will be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the "Premium Bonus Option - Forfeiture" and "Withdrawals" sections of the contract prospectus.

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:
>    Transfers due to participation in the dollar cost averaging program;
> Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;
> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
> Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period until depleted, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term;
(b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted, any premium bonus forfeited or any taxes that were withheld at the time of withdrawal.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

DISTRIBUTION. Directed Services, Inc. (DSI) is principal underwriter and distributor of the contract. DSI enters into sales agreements with broker-dealers to sell the contract through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. (NASD). From time to time the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

                                   APPENDIX II
                                  FIXED ACCOUNT

GENERAL DISCLOSURE.
> The Fixed Account is an investment option available during the accumulation phase under the contract.
> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.
> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
>    Additional information about this option may be found in the contract.

INTEREST RATES.
> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

> Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Customer Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                  APPENDIX III
                         DESCRIPTION OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this Appendix. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

PLEASE KEEP IN MIND THE INVESTMENT RESULTS OF THE INVESTMENT PORTFOLIOS ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS RESPECTIVE INVESTMENT OBJECTIVE. SHARES OF THE PORTFOLIOS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIOS. SHARES OF THE PORTFOLIOS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

                            LIST OF FUND NAME CHANGES

------------------------------------------------------------------------------------------------
             CURRENT FUND NAME                                  FORMER FUND NAME
------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. - ING VP Index    Aetna Variable Portfolios, Inc. - Aetna Index
  Plus Large Cap Portfolio (Class S Shares)       Plus Large Cap VP (Class S Shares)
------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. - ING VP Index    Aetna Variable Portfolios, Inc. - Aetna Index
  Plus Mid Cap Portfolio (Class S Shares)         Plus Mid Cap VP (Class S Shares)
------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. - ING VP Index    Aetna Variable Portfolios, Inc. - Aetna Index
  Plus Small Cap Portfolio (Class S Shares)       Plus Small Cap VP (Class S Shares)
------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. - ING VP Value    Aetna Variable Portfolios, Inc. - Aetna Value
  Opportunity Portfolio (Class S Shares)          Opportunity VP (Class S Shares)
------------------------------------------------------------------------------------------------
ING Variable Insurance Trust- ING VP            Pilgrim Variable Insurance Trust- Pilgrim VIT
  Worldwide Growth Portfolio                      Worldwide Growth Portfolio
------------------------------------------------------------------------------------------------
ING Variable Products Trust- ING VP             Pilgrim Variable Products Trust- Pilgrim VP
  Convertible Portfolio (Class S Shares)          Convertible Portfolio (Class S Shares)
------------------------------------------------------------------------------------------------
ING Variable Products Trust- ING VP Large       Pilgrim Variable Products Trust- Pilgrim VP
  Company Value Portfolio (Class S Shares)        Growth and Income Portfolio (Class S Shares)
------------------------------------------------------------------------------------------------
ING Variable Products Trust- ING VP LargeCap    Pilgrim Variable Products Trust- Pilgrim VP
  Growth Portfolio (Class S Shares)               LargeCap Growth Portfolio (Class S Shares)
------------------------------------------------------------------------------------------------
ING Variable Products Trust- ING VP             Pilgrim Variable Products Trust- Pilgrim VP
  MagnaCap Portfolio (Class S Shares)             MagnaCap Portfolio (Class S Shares)
------------------------------------------------------------------------------------------------
ING Partners, Inc. - ING JP Morgan Mid Cap      Portfolio Partners, Inc. - PPI JP Morgan Mid Cap
  Value Portfolio (Class S Shares)                Value Portfolio (Class S Shares)
------------------------------------------------------------------------------------------------
ING Partners, Inc. - ING MFS Capital            Portfolio Partners, Inc. - PPI MFS Capital
  Opportunities Portfolio                         Opportunities Portfolio
------------------------------------------------------------------------------------------------
ING Partners, Inc. - ING MFS Global Growth      Portfolio Partners, Inc. - PPI MFS Global
  Portfolio (Class S Shares)                      Growth Portfolio (Class S Shares)
------------------------------------------------------------------------------------------------
ING Partners, Inc. - ING Van Kampen Comstock    Portfolio Partners, Inc. - PPI Van Kampen
  Portfolio (Class S Shares)                      Comstock Portfolio (Class S Shares)
------------------------------------------------------------------------------------------------
ING GET Fund (Class S)                          Aetna GET Fund (Class S)
------------------------------------------------------------------------------------------------
UBS Series Trust - UBS Tactical Allocation      Brinson Series Trust  - Brinson Tactical
  Portfolio                                       Allocation Portfolio
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

GCG TRUST

Core Bond
Series         INVESTMENT OBJECTIVE
               Maximum total return, consistent with preservation of capital and prudent investment management

               PRINCIPAL STRATEGIES
               Under normal circumstances, invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Portfolio Manager's forecast for interest rates.

               Invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. May invest up to 20% of its assets in securities denominated in foreign currencies, and beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to foreign currency fluctuations. Normally hedges at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

               The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies; may lend its portfolio securities to brokers, dealers and other financial institutions to earn income; and may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Interest Rate Risk, Issuer Risk, Credit Risk, Foreign Investment Risk, Currency Risk, Derivative Risk, Liquidity Risk, Mortgage Risk, and Leveraging Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. ISSUER RISK refers to the risk that the value of a security may decline for a number of reasons which are directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. CURRENCY RISK refers to the risk that changes in currency exchange rates may affect foreign securities held by the portfolio and may reduce the returns of the portfolio. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price. MORTGAGE RISK refers to the risk that rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-related securities are subject to prepayment risk, which may require a portfolio to reinvest that money at lower prevailing interest rates, thus reducing the portfolio's returns. LEVERAGING RISK refers to the risk that that the use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Pacific Investment Management Company LLC

International
Enhanced
EAFE Series    INVESTMENT OBJECTIVE
               Total return from long-term capital growth and income

               PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 80% of its total assets in a broad portfolio of equity securities of established foreign companies of various sizes, including foreign subsidiaries of U.S. companies, based in countries represented in the Morgan Stanley Capital International, Europe, Australia and Far East Index (the "EAFE Index"). The EAFE Index is a widely recognized benchmark of the world's stock markets (excluding the United States). Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks. These investments may take the form of depositary receipts.

               Investment process emphasizes stock selection as the primary source of returns. Emphasis is on `bottom-up' security selection driven by fundamental research and analysis and extensive direct contact with company management. The Portfolio Manager, completes the process by using disciplined portfolio construction and formal risk control techniques to build a portfolio that reflects its stock selection ideas, while also seeking to manage risk relative to the EAFE Index.

               The Portfolio Manager will seek to diversify the Portfolio by investing in at least three issuers in several countries other than the United States, but may invest a substantial part of its assets in just one country. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

               Although the Portfolio invests primarily in equities of companies based in countries that are represented in the EAFE Index, it may also invest up to 20% of its assets in other types of securities, including companies or governments in developing countries; investment grade debt securities rated of Baa or higher by Moody's Investors Service, Inc.("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization or unrated securities of comparable quality; debt securities denominated in currencies other than U.S. dollar or issued by a single foreign government or international organization, such as the World Bank; high-quality money market instruments and repurchase agreements.

               To temporarily defend its assets, the Portfolio may invest any amount of its assets in high-quality money market instruments and repurchase agreements. Where capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries. The Portfolio may invest in derivatives to hedge various market risks or to increase the Portfolio's income or gain. The Portfolio is not diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Emerging Market Risk, Small Company Risk, Unsponsored Depositary Receipts Risk, Convertible and Fixed Income Securities Risk, Closed-End Investment Company Risk, Derivative Risk, Defensive Investing Risk and Diversification Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. UNSPONSORED DEPOSITARY RECEIPTS RISK refers to the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. CONVERTIBLE AND FIXED INCOME SECURITIES RISK refers to the risk that the market value of convertible securities and fixed income securities tends to decline as interest rates increase and increase as interest rates decline. Such a drop could be worse if the portfolio invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities that are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist. CLOSED-END INVESTMENT COMPANY RISK refers to the risk that investments in closed-end investment companies may entail added expenses such as additional management fees and trading costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DEFENSIVE INVESTING RISK refers to the risk that investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the portfolio is investing for temporary defensive purposes, could reduce the portfolio's potential returns. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: J.P. Morgan Fleming Asset Management (London) Limited

J.P. Morgan
Fleming Small
Cap Equity
Series         INVESTMENT OBJECTIVE
               Capital growth over the long term

               PRINCIPAL STRATEGIES
               Under normal market conditions, invests at least 80% of its total assets in equity securities of small-cap companies with market capitalization equal to those within a universe of Standard & Poor's SmallCap 600 Index stocks.

               Focuses on companies with high quality management; a leading or dominant position in a major product line, new or innovative products, services or processes; a strong financial position; and a relatively high rate of return of invested capital available for financing future growth without borrowing extensively from outside sources. The Portfolio Manager uses a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Portfolio combines growth and value investing.

               The Portfolio may invest up to 20% of its total assets in: foreign securities, including depositary receipts; convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock; and high-quality money market instruments and repurchase agreements.

               The Portfolio may invest in real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate; and in derivatives to hedge various market risks or to increase the Portfolio's income or gain. The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, Foreign Investment Risk, Unsponsored Depository Risk, Convertible Securities Risk, REIT Risk, Derivative Risk, and Defensive Investing Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre orpoor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. These risks increase when investing in issuers located in developing countries. UNSPONSORED DEPOSITARY RECEIPTS RISK refers to the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. REIT RISK refers to the risk that the value of REITs will depend on the value of the underlying properties or underlying loans; REITS may decline when interest rates rise; the value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties; and REITs may be more volatile or illliquid than other types of securities. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DEFENSIVE INVESTING RISK refers to the risk that investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including when investing for temporary defensive purposes, could reduce the portfolio's returns.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: J.P. Morgan Fleming Asset Management (USA)
               Inc.

Janus Growth
and Income
Series         INVESTMENT OBJECTIVE
               Long-term capital growth and current income

               PRINCIPAL STRATEGIES
               Normally emphasizes investments in common stocks. Normally invests up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities believed to have income potential. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.

               The Portfolio Manager shifts assets between the growth and income components of the Portfolio based on the its analysis of relevant market, financial and economic conditions. If the Portfolio Manager believes that growth securities will provide better returns than the yields available or expected on income-producing securities, the Portfolio will place a greater emphasis on the growth component. The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential. The income component of the Portfolio will consist of securities that the Portfolio Manager believes have income potential, including equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the Portfolio Manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

               The Portfolio may also invest in debt securities; without limit in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets); high-yield bonds (up to 35%) of any quality; index/structured securities; options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid investments (up to 15%); special situation companies; and in cash or similar investments when market conditions are unfavorable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Maturity Risk, Growth Investing Risk, Foreign Investment Risk, High Yield Bond Risk, and Special Situations Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. Fixed income securities with longer maturities will be more volatile than fixed income securities with shorter maturities. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SPECIAL SITUATIONS RISK refers to the risk that investments in special situations companies may not appreciate if an anticipated development does not occur or does not attract anticipated attention.

               An investment in the Portfolio may also be subject to the following additional non-principal risks which are described in detail in the prospectus: Derivative Risk, Sector Risk, Small Company Risk, and Call Risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

Liquid Asset
Series         INVESTMENT OBJECTIVE
               High level of current income consistent with the preservation of capital and liquidity

               PRINCIPAL STRATEGIES
               The Portfolio Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal.

               At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions. The Portfolio may invest in U.S. dollar-denominated money market instruments.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Income Risk, Interest Rate Risk, and Credit Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due.

               AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE

               PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER:ING Investment Management LLC

Research
Series         INVESTMENT OBJECTIVE
               Long-term growth of capital and future income

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts). Focus is on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size, and its investments may include securities traded on securities exchanges or in the over-the-counter markets.

               The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment stategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, OTC Investment Risk and Foreign Investment Risk, High Yield Bond Risk and Frequent Trading Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. FREQUENT TRADING RISK refers to the risk that active and frequent trading increases transactions costs, which detract from performance.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Total Return
Series         INVESTMENT OBJECTIVE
               Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

               PRINCIPAL STRATEGIES
               The Portfolio is a "balanced fund" that invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities), such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

               The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. Portfolio Manager uses fundamental analysis to select equity securities believed to be undervalued.

               The Portfolio may invest up to 20% of its assets in foreign securities, including securities of companies in emerging or developing markets, up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities; and may invest with no limitation in mortgage pass-through securities and American Depositary Receipts. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Allocation Risk, Convertible Securities Risk, Undervalued Securities Risk, High Yield Bond Risk, Foreign Investment Risk, Maturity Risk and Liquidity Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise, or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Value Equity
Series         INVESTMENT OBJECTIVE
               Seeks capital appreciation. Dividend income is a secondary objective.

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

               The Portfolio Manager screens equity securities for key variables and performs in-depth fundamental research to identify possible value opportunities and securities that are trading at significant discounts to intrinsic value.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, and Foreign Investment Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks, and typically underperform when other investing styles, such as growth investing, are in favor. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Eagle Asset Management, Inc.

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Dent
Demographic
Trends Fund    INVESTMENT OBJECTIVE
               Seeks long-term growth of capital.
(Series II
Shares)        PRINCIPAL STRATEGIES
               Seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. May also invest up to 25% of its total assets in foreign securities. Portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings and consider whether to sell a particular security when they believe the security no longer has that potential. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities.

               PRINCIPAL RISKS
               Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price. Values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               INVESTMENT ADVISER: A I M Advisors, Inc.

               SUBADVISER: H.S. Dent Advisors, Inc.

AIM V.I. Growth
Fund           INVESTMENT OBJECTIVE
               Seeks growth of capital.
(Series II
Shares)        PRINCIPAL STRATEGIES
               Seeks to meet its investment objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. May invest up to 25% of its assets in foreign securities. Portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth and consider whether to sell a particular security when any of those factors materially changes. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. May engage in active and frequent trading of portfolio securities to achieve its investment objective which may result in increased transaction costs and brokerage commissions, both of which can lower the actual return on investment.

               PRINCIPAL RISKS
               Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

               INVESTMENT ADVISER: A I M Advisors, Inc.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein
Value
Portfolio      INVESTMENT OBJECTIVE
               Seeks long-term growth of capital.
(Class B
Shares)        PRINCIPAL STRATEGIES
               Invests primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance (the Portfolio's investment adviser) believes are undervalued. Investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit. In selecting securities for the Portfolio's portfolio, Bernstein uses its fundamental research to identify companies whose long term earnings power and dividend paying capability are not reflected in the current market price of their securities.
               The Portfolio may also invest up to 15% of total assets in foreign securities.

               PRINCIPAL RISKS
               Among the principal risks of investing in the Portfolio is market risk. To the extent the Portfolio invests in foreign securities, it may have foreign risk and currency risk. Market risk is the risk that the value of the Portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter or longer-term periods. Foreign risk is the risk of investments in issuers located in foreign countries. Investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. This is because securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally foreign securities issuers are not usually subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments could adversely affect the Portfolio's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, the Portfolio could lose its entire investment. Currency risk is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Portfolio's investments.

               INVESTMENT ADVISER: Alliance Capital Management L.P.

Alliance Growth
and Income
Portfolio      INVESTMENT OBJECTIVE
               Seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. (Class B Shares)

               PRINCIPAL STRATEGIES
               Invests primarily in dividend-paying common stocks of large, well-established "blue chip" companies. Also may invest in fixed-income and convertible securities and in securities of foreign issuers. Restricts its investments in foreign securities to issues of high quality.

               PRINCIPAL RISKS
               Principal risks include market risk, interest rate risk, and credit risk. Market risk is the risk that the value of the portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter or longer-term periods. Interest rate risk is the risk that changes in interest rates will affect the value of the portfolio's investments in debt securities, such as bonds, notes and asset-backed securities, or other income-producing securities. Increases in interest rates may cause the value of a portfolio's investments to decline. Credit risk is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. Investment in foreign securities are subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default. Investments in foreign securities have foreign risk and currency risk. Foreign risk includes the risk that investments in foreign securities may experience more rapid and extreme changes in value than if they invested solely in securities of U.S. companies. Foreign companies usually are not subject to the same degree of regulation as U.S. companies due to different standards; and the risk that political changes or diplomatic developments could adversely affect the portfolio's investments in a foreign country. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the portfolio's investments.

               INVESTMENT ADVISER: Alliance Capital Management L.P.

Alliance Premier
Growth
Portfolio      INVESTMENT OBJECTIVE
               Seeks growth of capital by pursuing aggressive investment policies.
(Class B
Shares)        PRINCIPAL STRATEGIES
               Invests primarily in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally invests at least 80% of total assets in equity securities of U.S.
               companies and up to 20% of assets in non-U.S. companies.
               Normally, about 40-60 companies will be represented in the Portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. Focuses on a relatively small number of intensively researched companies. The Portfolio's investments are selected from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. May invest up to 20% of its net assets in convertible securities.

               PRINCIPAL RISKS
               Among the principal risks of investing in the portfolio are market risk and focused portfolio risk. Market risk is the risk that the value of the portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short or long term periods. Focused portfolio risk is the risk that because the portfolio invests in a smaller number of issuers than many other equity funds, factors affecting those issuers can have a more significant effect on the portfolio's net asset value. The Portfolio's investments in foreign securities have foreign risk and currency risk. Foreign risk includes the risk that investments in foreign securities may experience more rapid and extreme changes in value than if they invested solely in securities of U.S. companies. Foreign companies usually are not subject to the same degree of regulation as U.S. companies due to differing reporting, accounting, and auditing standards; and the risk that political changes or diplomatic developments could adversely affect the Portfolio's investments in a foreign country. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Portfolio's investments.

               INVESTMENT ADVISER: Alliance Capital Management L.P.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP
Contrafund(R)
Portfolio      PRINCIPAL STRATEGIES
(Service
Class 2)       INVESTMENT OBJECTIVE
               Seeks long-term capital appreciation.

               PRINCIPAL STRATEGIES
               Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public. May invest in securities of both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

               PRINCIPAL RISKS
               Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refer to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

               INVESTMENT ADVISER: Fidelity Management & Research Company

               SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Fidelity VIP
Equity-Income
Portfolio      INVESTMENT OBJECTIVE
               Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard &
               Poor's 500 Index.
(Service
Class 2)       PRINCIPAL STRATEGIES
               Normally invests at least 80% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

               PRINCIPAL RISKS
               Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, issuer-specific changes, and "value" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. "Value" investing refers to the risk that "value" stocks can perform differently from the market as a whole and other types of stocks and
                                       12
               can continue to be undervalued by the market for long periods of time.

               INVESTMENT ADVISER: Fidelity Management & Research Company

               SUBADVISER: FMR Co., Inc.

Fidelity VIP
Growth
Portfolio      INVESTMENT OBJECTIVE
               Seeks to achieve capital appreciation.
(Service
Class 2)       PRINCIPAL STRATEGIES
               Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential
               (often called "growth" stocks). May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

               PRINCIPAL RISKS
               Subject to the following principal investment risks: stock market volatility, foreign exposure, issuer-specific changes, and "growth" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. "Growth" investing refers to the risk that "growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

               INVESTMENT ADVISER: Fidelity Management & Research Company

               SUBADVISER: FMR Co., Inc.

ING GET FUND

ING GET Fund   INVESTMENT OBJECTIVE
               The Series seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the Guarantee Period.

               PRINCIPAL STRATEGIES
               The Series allocates its assets among the following asset classes:

               o During the Offering Period, the Series' assets will be invested in short-term instruments.

               o During the Guarantee Period, the Series' assets will be allocated between the:

               o EQUITY COMPONENT - consisting of common stocks included in the Standard and Poor's 500 Index (S&P 500) and futures contracts on the S&P 500; and the

               o FIXED COMPONENT - consisting primarily of short- to intermediate-duration U.S. Government securities.

               The minimum TARGETED RETURN is 1.5% per year over the Guarantee Period. The minimum Targeted Return is set by the Fund's Board of Trustees (Board) and takes into consideration the SERIES' total annual expenses as well as insurance company separate account expenses assessed to contract holders and participants acquiring interests in the Fund through separate accounts. There is no assurance that the Fund will achieve the Targeted Return. THE GUARANTEE PROMISES INVESTORS ONLY A RETURN OF THE AMOUNT INVESTED IN THE SERIES THROUGH THE SEPARATE ACCOUNT (LESS CERTAIN CHARGES). THE GUARANTEE DOES NOT PROMISE THAT INVESTORS WILL EARN THE TARGETED RETURN.

               PRINCIPAL RISKS
               The principal risks of investing in the Series are those generally attributable to stock and bond investing. The success of the Series' strategy depends on Aeltus' skill in allocating assets between the Equity Component and the Fixed Component and in selecting investments within each Component. Because the Series invests in both stocks and bonds, the Series may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

               The risks associated with investing in STOCKS include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

               The principal risk associated with investing in BONDS is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

               The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility.

               If at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to increase the likelihood of achieving the Targeted Return at the Maturity Date. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component in order to increase the likelihood of achieving the Targeted Return at the Maturity Date. In fact, if the value of the Equity Component were to decline by 30% in a single day, a complete reallocation to the Fixed Component would likely occur to ensure that the Targeted Return would be achieved at the end of the Guarantee Period. USE OF THE FIXED COMPONENT REDUCES THE SERIES' ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES.

               Because the Series is new, it does not have return information an investor might find useful in evaluating the risks of investing in the Fund.

ING PARTNERS, INC.

ING MFS Capital
Opportunities
Portfolio      INVESTMENT OBJECTIVE
               Seeks capital appreciation.
(Initial
Class)         PRINCIPAL STRATEGIES
               Invests primarily (at least 65% of net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. Focuses on companies that the Portfolio's subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flows. Investments may include securities listed on a securities exchange or traded in the over the counter markets.
               MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

               PRINCIPAL RISKS
               Subject to the following principal risks:

               MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

               OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

               FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

               EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.

               DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

               ACTIVE OR FREQUENT TRADING RISK: Engaging in active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

               INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)

               SUBADVISER: Massachusetts Financial Services Company (MFS)

ING MFS Global
Growth
Portfolio      INVESTMENT OBJECTIVE
               Nondiversified Portfolio that seeks capital appreciation.
(Service
Class)         PRINCIPAL STRATEGIES
               Invests primarily (at least 65% of net assets under normal circumstances) in common stocks and related equity securities such as preferred stock, convertible securities and depositary receipts. Seeks to achieve its investment objective by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.
               Invests in equity securities which are derived from companies in three distinct market sectors: (1) U.S. emerging growth companies, which are domestic companies that MFS, the Portfolio's subadviser, believes are either early in their life cycle but which have the potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate due to special factors; (2) foreign growth companies, which are foreign companies located in more developed securities markets that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings and cash flow; and, (3) emerging market securities, which are securities of issuers whose principal activities are located in emerging market countries. Under normal circumstances, invests in at least three different countries, one of which may be the United States. Investments may include securities listed on a securities exchange or traded in the over the counter markets.
               Also may engage in active and frequent trading to achieve its principal investment strategies.

               PRINCIPAL RISKS
               Subject to the following principal risks:

               MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

               ASSET ALLOCATION RISK: The Tactical Allocation Model may not correctly predict the times to shift the Portfolio's assets from one type of investment to another.

               FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

               EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

               GEOGRAPHIC FOCUS RISK: If the Portfolio focuses its investments by investing a substantial amount of its assets in issuers located in a single country or a limited number of countries, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

               EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.

               OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

               ACTIVE OR FREQUENT TRADING RISK: Engaging in active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

               DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

               INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)

               SUBADVISER: Massachusetts Financial Services Company (MFS)

ING Van Kampen
Comstock
Portfolio      INVESTMENT OBJECTIVE
               Seeks capital growth and income.
(Service
Class)         PRINCIPAL STRATEGIES
               Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks consisting principally of common stocks.
               Emphasizes a value style of investing seeking well-established, undervalued companies believed to posses the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Portfolio's subadviser of the capital growth and income potential for such securities materially change. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.
               Also may invest up to 10% of total assets in high quality short-term debt securities and investment grade corporate debt securities in order to provide liquidity.

               PRINCIPAL RISKS
               Subject to the following principal risks:

               MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

               SMALL AND MID-CAPITALIZATION COMPANY RISK: Investment in small and mid-capitalization companies involves a substantial risk of loss. Small and mid cap companies and the market for their equity securities are more likely to be more sensitive to changes in earnings results and investor expectations. These companies are also likely to have more limited product lines, capital resources and management depth than larger companies.

               FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

               DERIVATIVES RISK: Loss may result from the Portfolio's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio. A Portfolio investing in a derivative instrument could lose more than the principal amount invested.

               MANAGEMENT RISK: The risk that a strategy used by the Portfolio's subadviser may fail to produce intended results.

               INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

               ACTIVE OR FREQUENT TRADING RISK: Engaging in active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

               INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)

               SUBADVISER: Morgan Stanley Investment Management Inc. d/b/a Van Kampen

ING VARIABLE INSURANCE TRUST

ING VP Worldwide
Growth Portfolio
(formerly
appreciation.
Pilgrim VIT
Worldwide
Growth)        INVESTMENT OBJECTIVE
               Seeks to provide investors with long-term capital
(Initial
Class)         PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 65% of net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. Generally invests at least 75% of total assets in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging securities markets when the portfolio mangers believe they present attractive investment opportunities. Portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. Portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. Portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure. From time to time, the Fund's adviser reviews the allocation between U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the adviser deems appropriate.

               PRINCIPAL RISKS
               The Fund may be affected by the following risks, among others: price volatility, market trends, risks of foreign investing, and lack of diversification. Price volatility refers to the risk that the value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Equities generally have higher volatility than debt securities. Market trends refers to the risk that from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. The Fund is classified as a NON-DIVERSIFIED investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

               INVESTMENT ADVISOR: ING Investments, LLC

ING VARIABLE PORTFOLIOS, INC.

ING VP Index
Plus LargeCap
Portfolio      INVESTMENT OBJECTIVE
               Seeks to outperform the total return performance of the Standard
               & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.
(Class S
Shares)        PRINCIPAL STRATEGIES
               Invests at least 80% of net assets in stocks included in the S&P
               500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation. In managing the
               Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in the portfolio between 400 and 450 of the stocks included in the S&P 500. Although the Portfolio will not hold all of the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 in both rising and falling markets.

               PRINCIPAL RISKS
               Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

               INVESTMENT ADVISER: ING Investments, LLC

               SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP Index
Plus MidCap
Portfolio      INVESTMENT OBJECTIVE
               Seeks to outperform the total return performance of the Standard
               & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.
(Class S
Shares)        PRINCIPAL STRATEGIES
               Invests at least 80% of net assets in stocks included in the S&P
               400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. In managing the
               Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 400 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings,

               Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 400, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 400 in both rising and falling markets.

               PRINCIPAL RISKS
               Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

               INVESTMENT ADVISER: ING Investments, LLC

               SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP Index
Plus SmallCap
Portfolio      INVESTMENT OBJECTIVE
               Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.
(Class S
Shares)        PRINCIPAL STRATEGIES
               Invests at least 80% of net assets in stocks included in the S&P
               600. The S&P 600 is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S.
               and selected by Standard & Poor's Corporation. In managing the Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 600 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 600, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 600 in both rising and falling markets.

               PRINCIPAL RISKS
               Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies which may result in wider price fluctuations. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

               INVESTMENT ADVISER: ING Investments, LLC

               SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP Value
Opportunity
Portfolio      INVESTMENT OBJECTIVE
               Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. (Class S Shares)

               PRINCIPAL STRATEGIES
               Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) tends to invest in larger companies that it believes are trading below their perceived value, although may invest in companies of any size. Aeltus believes that the Portfolio's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

               PRINCIPAL RISKS
               Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

               INVESTMENT ADVISER: ING Investments, LLC

               SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PRODUCTS TRUST

ING VP
Convertible    INVESTMENT OBJECTIVE
               Seeks maximum total return, consisting of capital appreciation and current income.
(Class S
Shares)        PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 80% of assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. Emphasizes companies with market capitalizations above $500 million. The convertible debt securities in which the Portfolio invests may be rated below investment grade (high-risk instruments), or, if not rated, may be of comparable quality. There is no minimum credit rating for securities in which the Portfolio may invest. Through investments in convertible securities, the Portfolio seeks to capture the upside potential of the underlying equities with less downside exposure. May also invest in securities issued by the U.S.
               government and its agencies and instrumentalities. May also invest up to 20% of total assets in common and nonconvertible preferred stocks, and in nonconvertible debt securities, which may include high yield debt securities (commonly known as junk bonds) rated below investment grade, or of comparable quality if unrated. Most but not all of the bonds in which the Portfolio invests have a remaining maturity of 10 years or less, or, in the case of convertible debt securities, have a remaining maturity or may be put back to the issuer in 10 years or less. In analyzing specific companies for possible investment, the adviser ordinarily looks for several of the following characteristics:
               above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service;
               pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Adviser usually considers whether to sell a particular security when any of those factors materially changes. May also lend portfolio securities on a short-term or long-term basis, up to 30% of total assets.

               PRINCIPAL RISKS
               You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, changes in interest rates, credit risk, inability to sell securities and securities lending. The credit standing of the issuer and other factors may affect the investment value of a convertible security. The market value of convertible debt securities tends to vary inversely with the level of interest rates. Lower-rated securities may be less liquid than higher quality investments. High yields reflect the higher credit risks associated with certain lower-rated securities and in some cases, the lower market prices for those instruments. The Portfolio may invest in small- and medium-sized companies, which may entail greater price volatility than investing in stocks of larger companies. Investing in Portfolios that are concentrated in a smaller number of holdings poses greater risk than those with a larger number of holdings; each investment has a greater effect on the Portfolio's performance.

               INVESTMENT ADVISER: ING Investments, LLC (ING Investments) (formerly ING Pilgrim Investments, LLC)

ING VP Large
Company Value  INVESTMENT OBJECTIVE
               Seeks long-term capital appreciation. Income is a secondary objective.
(Class S
Shares)        PRINCIPAL STRATEGIES
               Normally invests at least 80% of assets in common stock of large companies, which may include dividend paying securities and securities convertible into shares of common stock. Seeks to invest in large, ably managed and well financed companies. The investment approach is to identify high quality companies with good earnings and price momentum which sell at attractive valuations. May invest remaining 20% of assets in foreign securities and smaller capitalization companies.

               PRINCIPAL RISKS
               You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, market trends, inability to sell securities, risks of foreign investing, credit risk, and interest rates. The Portfolio has exposure to financial and market risks that accompany investments in equities. International investing does pose special risks, including currency fluctuation, economic and political risks not found in investments that are solely domestic. The credit standing of the issuer and other factors may affect the investment value of a convertible security. The market value of convertible debt securities tends to vary inversely with the level of interest rates.

               INVESTMENT ADVISER: ING Investments, LLC (ING Investments) (formerly ING Pilgrim Investments, LLC)

ING VP LargeCap
Growth         INVESTMENT OBJECTIVE
               Seeks long-term capital appreciation.
(Class S
Shares)        PRINCIPAL STRATEGIES
               Normally invests at least 80% of assets in equity securities of large U.S. companies that the portfolio managers believe have above average prospects for growth. Equity securities in which the Portfolio may invest include common and preferred stocks, warrants and convertible securities. Portfolio considers a company to be large it its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Index (S&P 500 Index). Capitalization of companies in the S&P 500 Index will change with market conditions. Portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectation. Portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. Portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying such industries and companies they believe may benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure. May also lend portfolio securities on a short term or long term basis, up to 30% of total assets.

               PRINCIPAL RISKS
               You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility and market trends. The Portfolio has exposure to financial and market risks that accompany investments in equities. Investing in Portfolios that are concentrated in a smaller number of holdings poses greater risk than those with a larger number of holdings because each investment has a greater effect on the Portfolio's performance.

               INVESTMENT ADVISER: ING Investments, LLC (ING Investments) (formerly ING Pilgrim Investments, LLC)

ING VP MagnaCap
(formerly
Pilgrim VP
MagnaCap)      INVESTMENT OBJECTIVE
               Seeks growth of capital, with dividend income as a secondary consideration.
(Service
Shares)        PRINCIPAL STRATEGIES
               Managed with the philosophy that companies that can best meet the Portfolio's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations.
               Normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:
               consistent dividends, substantial dividend increases, reinvested earnings, strong balance sheet, and attractive price. Equity securities may include common stocks, convertible securities, and rights or warrants. Normally investments are primarily in larger companies that are included in the largest 500 U.S. companies.
               Remainder of its assets may be invested in equity securities that the portfolio managers believe have growth potential because they represent an attractive value. In selecting securities, preservation of capital is also an important consideration.
               Assets that are not invested in equity securities may be invested in high quality debt securities.

               PRINCIPAL RISKS
               The Portfolio may be affected by the following risks, among others: price volatility, market trends, debt securities, credit risk, and risks of foreign investing. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Equity securities generally have higher volatility than most debt securities. Market trends refers to the risk that from time to time the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Debt securities carry the risk that their value may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates. Credit risk refers to the risk that the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

               INVESTMENT ADVISOR: ING Investments, LLC

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-Financial
Services Fund  INVESTMENT OBJECTIVE
               Seeks to make an investment grow. The Fund is aggressively managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies involved in the financial services sector. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO places a greater emphasis on companies that are increasing their revenue streams along with their earnings. INVESCO attempts to keep the portfolio holdings well diversified across the entire financial services sector and portfolio weightings are adjusted depending on current economic conditions and relative valuations of securities.

               PRINCIPAL RISKS
               Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the financial services sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF-
Health
Sciences Fund  INVESTMENT OBJECTIVE
               Seeks to make an investment grow. The Fund is aggressively managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO targets strongly manage, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities.

               PRINCIPAL RISKS
               Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the health sciences sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF-
Leisure
Fund           INVESTMENT OBJECTIVE
               The Fund seeks to make an investment grow.

               PRINCIPAL STRATEGIES
               Seeks to meet its objective by investing primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in equity securities of companies engaged in the design, production and distribution of products related to the leisure activities of individuals. These companies include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants and selected retailers. A portion of the Fund's assets is not required to be invested in the sector.

               PRINCIPAL RISKS

               POTENTIAL CONFLICTS - Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

               MARKET RISK - Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

               FOREIGN SECURITIES RISKS - Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

               CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

               POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

               REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

               DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

               EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and mone-tary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF-
Utilities
Fund           INVESTMENT OBJECTIVE
               Seeks to make an investment grow and seeks current income. The Fund is aggressively managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting, among others. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO prefers markets and industries where leadership is in a few hands, and tends to avoid slower-growing markets or industries.

               PRINCIPAL RISKS
               Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the health utilities sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable. INVESCO seeks to keep the portfolio diversified across the electric utilities, natural gas and telecommunications industries. Weightings within the various industry segments are continually monitored and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

JANUS ASPEN SERIES

Janus Aspen
Series -
Worldwide Growth
Portfolio      INVESTMENT OBJECTIVE
               Seeks long-term growth of capital in a manner consistent with the preservation of capital.
(Service
Shares)        PRINCIPAL STRATEGIES
               Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities.

               PRINCIPAL RISKS
               Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. The Portfolio may have significant exposure to foreign markets and may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

               INVESTMENT ADVISER: Janus Capital Management LLC

PIMCO VARIABLE INSURANCE TRUST

PIMCO High
Yield
Portfolio      INVESTMENT OBJECTIVE
               Seeks maximum total return, consistent with preservation of capital and prudent investment management.

               PRINCIPAL STRATEGIES
               The portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Portfolio normally varies within a two-to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 15% of its assets in derivative instruments, such as options, futures contracts or swap agreements

               PRINCIPAL RISKS
               Principal risks include Manager Risk, High Yield Risk, Interest Rate Risk, Credit Risk, Market

               Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign(non-US) Investment Risk, Currency Risk, and Leveraging Risk.

               MANAGER RISK-Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

               High Yield Risk-Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Portfolios that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

               INTEREST RATE RISK-As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

               CREDIT RISK-A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

               MARKET RISK-The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

               ISSUER-RISK The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

               LIQUIDITY RISK- Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

               DERIVATIVES RISK- Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

               MORTGAGE RISK- A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

               FOREIGN (NON-U.S.) INVESTMENT RISK-A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

               CURRENCY RISK-Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

               LEVERAGING RISK-Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

               INVESTMENT ADVISER: Pacific Investment Management Company

PIMCO StocksPLUS
Growth
and Income
Portfolio      INVESTMENT OBJECTIVES
               Seeks total return which exceeds that of the S&P 500.

               PRINCIPAL STRATEGIES
               The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Portfolio uses S&P 500 derivatives in addition to or in the place of S&P

               500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Portfolio with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rate. In addition, the Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

               SUMMARY OF PRINCIPAL RISKS
               Principal risks include Manager Risk, Interest Rate Risk, Credit Risk, Market Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign (non-US) Investment Risk, Currency Risk, and Leveraging Risk.

               MANAGER RISK-Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

               INTEREST RATE RISK-As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

               CREDIT RISK-A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

               MARKET RISK-The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

               ISSUER RISK-The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

               LIQUIDITY RISK-Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

               DERIVATIVES RISK-Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

               MORTGAGE RISK-A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

               FOREIGN (NON-U.S.) INVESTMENT RISK-A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

               CURRENCY RISK-Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

               LEVERAGING RISK-Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

               INVESTMENT ADVISER: Pacific Investment Management Company

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund
VCT Portfolio  INVESTMENT OBJECTIVE
               Seeks reasonable income and capital growth.
(Class II
Shares)        PRINCIPAL STRATEGIES
               Invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interest in real estate investment trusts and preferred stocks. Although the Portfolio focuses on securities that have paid dividends in the preceding 12 months, it may purchase or hold securities that do not provide income if the Portfolio expects them to increase in value. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, and an evaluation of the issuer based on its financial statements and operations. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; above average potential for earnings and revenue growth; low market valuations relative to earnings forecast, book value, cash flow and sales; and a sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

               PRINCIPAL RISKS
               Even though the Portfolio seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term) or if value stocks fall out of favor with investors. The Portfolio's assets may also remain undervalued or not realize the potential value originally expected or the stocks selected for income may not achieve the same return as securities selected for capital growth.

               INVESTMENT ADVISER: Pioneer Investment Management, Inc.

Pioneer Small
Company VCT
Portfolio      INVESTMENT OBJECTIVE
               Seeks to achieve capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.
(Class II
Shares)        PRINCIPAL STRATEGIES
               Normally, invests at least 80% of total assets in equity securities of small companies, that is, companies with market values within the range of market values of issuers included in the Russell 2000 Index. Pioneer, the Portfolio's investment adviser, monitors the fund's portfolio so that, under normal circumstances, the capitalization range of the fund's portfolio is consistent with the inclusion of the fund in the Lipper
               Small-Cap category. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts and preferred stocks. Pioneer uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; turnaround potential for companies that have been through difficult periods;
               and estimated private market value in excess of current stock price.

               PRINCIPAL RISKS

               Even though the Portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term), if small company or value stocks fall out of favor with investors, or if the Portfolio's assets remain undervalued or do not have the potential value originally expected. The Portfolio also has risks associated with investing in small companies. Compared to large companies, small companies and the market for their equity securities, are likely to be more sensitive to changes in the economy, earnings results and investor expectations, have more limited product lines and capital resources, and experience sharper swings in market values. It also might be harder to sell at the times and prices Pioneer thinks is appropriate and there may be a greater potential for gain and loss.

               INVESTMENT ADVISER: Pioneer Investment Management, Inc.

PRUDENTIAL SERIES FUND, INC.

Jennison
Portfolio
(formerly
Prudential
Jennison
Portfolio)     INVESTMENT OBJECTIVE
               Seeks to achieve long-term growth of capital.
(Class II
Shares)        PRINCIPAL STRATEGIES
               Invests primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects. May invest up to 30% of total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental analysis. Investment adviser looks for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Normally invests 65% of total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

               PRINCIPAL RISKS
               Principal risks of investing in the Portfolio are: company risk, derivatives risk, foreign investment risk, management risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Derivatives are subject to a number of risks, including liquidity risk, interest rate risk, market risk, credit risk and management risk. A portfolio investing in a derivative instrument could lose more than the principal amount invested. Foreign investment risk includes: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Actively managed portfolios are subject to management risk, because there is no guarantee that the investment decisions made by the subadvisers for the Portfolios will be successful. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

               INVESTMENT ADVISER: Prudential Investments LLC

               SUBADVISER: Jennison Associates, LLC

SP Jennison
International
Growth and
Portfolio      INVESTMENT OBJECTIVE
               Seeks long-term growth of capital.
(Class II
Shares)        PRINCIPAL STRATEGIES
               Invests in equity-related securities of foreign issuers that the subadviser thinks will increase in value over a period of years.
               Invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, invests at least
               65% of total assets in common stock of foreign companies operating or based in at least five different countries. Looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. Also tries to buy such stocks at attractive prices in relation to their growth prospects.

               PRINCIPAL RISKS
               Significant risks of investing in the Portfolio are: company risk, credit risk, derivatives risk, foreign investment risk, interest rate risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Credit risk refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they are due. Derivatives are subject to interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers such as: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Differences in accounting standards and custody and settlement practices of foreign securities generally involve more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Interest rate risk refers to the risk that fixed income securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

               INVESTMENT ADVISER: Prudential Investments LLC

               SUBADVISER: Jennison Associates, LLC

PUTNAM VARIABLE TRUST

Putnam VT
Growth and
Income Fund    INVESTMENT OBJECTIVE
               Seeks capital growth andcurrent income.
(Class Ib
Shares)        PRINCIPAL STRATEGIES
               Invests mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those Putnam Management believes are currently undervalued by the market. The fund looks for companies undergoing positive change. If correct and other investors recognize the value of the company, the price of the stock may rise. Invests mainly in large companies.

               PRINCIPAL RISKS
               Among the main risks are the following: The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

               INVESTMENT ADVISER: Putnam Investment Management, LLC

Putnam VT
International
Growth and
Income Fund    INVESTMENT OBJECTIVE
               Seeks capital growth. Current income is a secondary objective.
(Class Ib
Shares)        PRINCIPAL STRATEGIES
               Invests mainly in common stocks of companies outside the United
               States. The fund invests mainly in value stocks that offer the potential for income. Value stocks are those that Putnam
               Management believes are currently undervalued by the market. The fund looks for companies undergoing positive change. If correct and other investors recognize the value of the company, the price of its stock may rise. The fund invests mainly in midsized and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, we may also invest in companies located in developing
               (also known as emerging) markets. To determine whether a company is located outside of the United States, the fund looks at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits.

               PRINCIPAL RISKS
               Among the main risks are the following: The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets. The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments. The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

               INVESTMENT ADVISER: Putnam Investment Management, LLC

Putnam VT
Voyager
Fund II        INVESTMENT OBJECTIVE
               Seeks long-term growth of capital.
(Class Ib
Shares)        PRINCIPAL STRATEGIES
               Invests mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings the fund believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. May invest in companies of any size.

               PRINCIPAL RISKS
               Among the main risks are the following: The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments. The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

               INVESTMENT ADVISER: Putnam Investment Management, LLC

UBS SERIES TRUST

Tactical
Allocation
Portfolio      (formerly Brinson Series Trust - Tactical Allocation Portfolio)

               INVESTMENT OBJECTIVE
               Seeks total return, consisting of long-term capital appreciation and current income.
(Class I)
               PRINCIPAL STRATEGIES
               Allocates assets between a stock portion that is designed to track the performance of the S&P 500 Composite Stock Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days. The Portfolio's investment adviser reallocates assets in accordance with the recommendations of its own Tactical Allocation Model (the "Model") on the first business day of each month. The Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25%, or 0%. If the Model recommends a stock allocation of less than 100%, the Model also recommends a fixed-income allocation for the remainder of the Portfolio's assets. When the Model recommends a fixed-income allocation of more than 50%, the Portfolio must invest in other high-quality bonds or money market instruments to the extent needed to limit the Portfolio's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts. The Portfolio may use derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. These instruments may also be used to reduce the risk of adverse price movements while investing cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.

               PRINCIPAL RISKS
               The Portfolio is subject to the following principal risks: asset allocation risk, equity risk, index tracking risk, interest rate risk, derivatives risk, and foreign investing risk. Asset allocation risk refers to the risk that the Tactical Allocation Model may not correctly predict the appropriate time to shift the fund's assets from one asset class to another. Equity risk refers to the risk that stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock. Index tracking risk refers to the risk that the performance of the fund's stock investments generally will not be identical to that of the S&P 500 Index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily. Interest rate risk refers to the risk that the value of the fund's bond investments generally will fall when interest rates rise. Derivatives risk refers to the risk that the fund's investments in derivatives may rise or fall more rapidly than other investments. The S&P 500 Index includes some U.S. dollar denominated foreign securities. Foreign investing risk refers to the risk that the value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

               INVESTMENT ADVISER: UBS Global Asset Management (US) Inc.

                                   APPENDIX IV
                         CONDENSED FINANCIAL INFORMATION

<   Separate Account Annual Charges of .95%:

Aetna GET Fund Series N

AUV at beginning of period                                       10.00
AUV at end of period                                             10.29
Number of units outstanding at end of period                   393,214

Total AUV at end of period (in thousands)                        4,045


Aetna GET Fund P

AUV at beginning of period                                       10.00
AUV at end of period                                             10.04
Number of units outstanding at end of period                 1,784,901

Total AUV at end of period (in thousands)                       17,913


Aetna GET Fund Series Q

AUV at beginning of period                                       10.00
AUV at end of period                                             10.00
Number of units outstanding at end of period                    24,230

Total AUV at end of period (in thousands)                          242


Aetna Index Plus Large Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.40
Number of units outstanding at end of period                    16,897

Total AUV at end of period (in thousands)                          159


Aetna Index Plus Mid Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.91
Number of units outstanding at end of period                    25,943

Total AUV at end of period (in thousands)                          257


Aetna Index Plus Small Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                             10.11
Number of units outstanding at end of period                    18,193

Total AUV at end of period (in thousands)                          184


Aetna Value Opportunity VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.04
Number of units outstanding at end of period                     1,584

Total AUV at end of period (in thousands)                           14


AIM V.I. Dent Demographic

AUV at beginning of period                                       10.00
AUV at end of period                                             11.00
Number of units outstanding at end of period                       982

Total AUV at end of period (in thousands)                           11


AIM V.I. Growth Fund

AUV at beginning of period                                       10.00
AUV at end of period                                             10.35
Number of units outstanding at end of period                       309

Total AUV at end of period (in thousands)                            3


Alliance Bernstein Value

AUV at beginning of period                                       10.00
AUV at end of period                                             10.05
Number of units outstanding at end of period                    10,325

Total AUV at end of period (in thousands)                          104


Alliance Growth & Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.61
Number of units outstanding at end of period                    20,342

Total AUV at end of period (in thousands)                          196


Alliance Premier Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.58
Number of units outstanding at end of period                     7,037

Total AUV at end of period (in thousands)                           67


Brinson Tactical Allocation

AUV at beginning of period                                       10.00
AUV at end of period                                              9.42
Number of units outstanding at end of period                    31,473

Total AUV at end of period (in thousands)                          296


Core Bond

AUV at beginning of period                                       12.07
AUV at end of period                                             12.25
Number of units outstanding at end of period                    42,619

Total AUV at end of period (in thousands)                          522


Fidelity VIP EquityIncome

AUV at beginning of period                                       10.00
AUV at end of period                                              9.61
Number of units outstanding at end of period                    26,225

Total AUV at end of period (in thousands)                          252


Fidelity VIP Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.29
Number of units outstanding at end of period                    14,042

Total AUV at end of period (in thousands)                          130


Fidelity VIP II Contrafund

AUV at beginning of period                                       10.00
AUV at end of period                                              9.73
Number of units outstanding at end of period                    23,962

Total AUV at end of period (in thousands)                          233


Janus Growth and Income

AUV at beginning of period                                        9.96
AUV at end of period                                              8.92
Number of units outstanding at end of period                    45,955

Total AUV at end of period (in thousands)                          410


PIMCO High Yield Bond

AUV at beginning of period                                       10.05
AUV at end of period                                             10.27
Number of units outstanding at end of period                     1,801

Total AUV at end of period (in thousands)                           18


INVESCO VIF Financial Services Fund

AUV at beginning of period                                       10.00
AUV at end of period                                              9.39
Number of units outstanding at end of period                     7,644

Total AUV at end of period (in thousands)                           72


INVESCO VIF Health Sciences Fund

AUV at beginning of period                                       10.00
AUV at end of period                                             10.29
Number of units outstanding at end of period                     7,242

Total AUV at end of period (in thousands)                           75


INVESCO VIF Utilities Fund

AUV at beginning of period                                       10.00
AUV at end of period                                              8.13
Number of units outstanding at end of period                     3,379

Total AUV at end of period (in thousands)                           27


Janus Aspen Worldwide Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.39
Number of units outstanding at end of period                    32,123

Total AUV at end of period (in thousands)                          302


SP Jennison International Growth

AUV at beginning of period                                        8.57
AUV at end of period                                              5.44
Number of units outstanding at end of period                       131

Total AUV at end of period (in thousands)                            1


Liquid Asset

AUV at beginning of period                                       15,73
AUV at end of period                                             16.78
Number of units outstanding at end of period                    10,854

Total AUV at end of period (in thousands)                          182


ING VP MagnaCap

AUV at beginning of period                                       10.00
AUV at end of period                                              9.38
Number of units outstanding at end of period                       549

Total AUV at end of period (in thousands)                            5


ING VP Convertible

AUV at beginning of period                                       10.00
AUV at end of period                                             10.52
Number of units outstanding at end of period                        37

Total AUV at end of period (in thousands)                            -


ING VP Growth and Income

AUV at beginning of period                                       10.00
AUV at end of period                                             10.45
Number of units outstanding at end of period                     4,658

Total AUV at end of period (in thousands)                           49


ING VP Large Cap Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.62
Number of units outstanding at end of period                     2,762

Total AUV at end of period (in thousands)                           27


ING VP Worldwide Growth

AUV at beginning of period                                        8.78
AUV at end of period                                              7.08
Number of units outstanding at end of period                     3,190

Total AUV at end of period (in thousands)                           23


Pioneer Fund VCT

AUV at beginning of period                                       10.00
AUV at end of period                                              9.41
Number of units outstanding at end of period                    17,258

Total AUV at end of period (in thousands)                          162


Pioneer Small Company VCT

AUV at beginning of period                                       10.00
AUV at end of period                                              9.61
Number of units outstanding at end of period                    16,862

Total AUV at end of period (in thousands)                          162


PPI MFS Capital Opportunities

AUV at beginning of period                                       10.00
AUV at end of period                                              8.93
Number of units outstanding at end of period                     3,867

Total AUV at end of period (in thousands)                           35


Prudential Jennison

AUV at beginning of period                                        7.87
AUV at end of period                                              6.34
Number of units outstanding at end of period                       159

Total AUV at end of period (in thousands)                            1


Putnam VT Growth and Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.50
Number of units outstanding at end of period                     8,202

Total AUV at end of period (in thousands)                           78


Putnam VT International Growth & Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.49
Number of units outstanding at end of period                    20,630

Total AUV at end of period (in thousands)                          196


Putnam VT Voyager Fund II

AUV at beginning of period                                       10.00
AUV at end of period                                              8.77
Number of units outstanding at end of period                    14,754

Total AUV at end of period (in thousands)                          129


Research

AUV at beginning of period                                       27.14
AUV at end of period                                             21.11
Number of units outstanding at end of period                     2,097

Total AUV at end of period (in thousands)                           44


Total Return

AUV at beginning of period
AUV at end of period                                             21.34
Number of units outstanding at end of period                    23,176

Total AUV at end of period (in thousands)                          492


Value Equity

AUV at beginning of period                                       19.96
AUV at end of period                                             18.90
Number of units outstanding at end of period                     1,082

Total AUV at end of period (in thousands)                           20




    Separate Account Annual Charges of 1.25%:

Aetna GET Fund Series N

AUV at beginning of period                                       10.00
AUV at end of period                                             10.27
Number of units outstanding at end of period                   240,885

Total AUV at end of period (in thousands)                        2,474


Aetna GET Fund P

AUV at beginning of period                                       10.00
AUV at end of period                                             10.03
Number of units outstanding at end of period                   952,184

Total AUV at end of period (in thousands)                        9,547


Aetna GET Fund Series Q

AUV at beginning of period                                       10.00
AUV at end of period                                             10.00
Number of units outstanding at end of period                    21,339

Total AUV at end of period (in thousands)                          213


Aetna Index Plus Large Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.38
Number of units outstanding at end of period                     7,036

Total AUV at end of period (in thousands)                           66


Aetna Index Plus Mid Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.90
Number of units outstanding at end of period                    10,835

Total AUV at end of period (in thousands)                          107


Aetna Index Plus Small Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                             10.10
Number of units outstanding at end of period                     6,817

Total AUV at end of period (in thousands)                           69


Aetna Value Opportunity VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.03
Number of units outstanding at end of period                     1,858

Total AUV at end of period (in thousands)                           17


AIM V.I. Growth Fund

AUV at beginning of period                                       10.00
AUV at end of period                                             10.34
Number of units outstanding at end of period                     7,677

Total AUV at end of period (in thousands)                           79


Alliance Bernstein Value

AUV at beginning of period                                       10.00
AUV at end of period                                             10.03
Number of units outstanding at end of period                     3,654

Total AUV at end of period (in thousands)                           37


Alliance Growth & Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.60
Number of units outstanding at end of period                    31,407

Total AUV at end of period (in thousands)                          302


Alliance Premier Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.57
Number of units outstanding at end of period                    44,632

Total AUV at end of period (in thousands)                          427


Brinson Tactical Allocation

AUV at beginning of period                                       10.00
AUV at end of period                                              9.41
Number of units outstanding at end of period                     4,853

Total AUV at end of period (in thousands)                           46


Core Bond

AUV at beginning of period                                       11.85
AUV at end of period                                             11.99
Number of units outstanding at end of period                    24,543

Total AUV at end of period (in thousands)                          294


Fidelity VIP Equity Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.60
Number of units outstanding at end of period                    21,430

Total AUV at end of period (in thousands)                          206


Fidelity VIP Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.28
Number of units outstanding at end of period                     9,484

Total AUV at end of period (in thousands)                           88


Fidelity VIP II Contrafund

AUV at beginning of period                                       10.00
AUV at end of period                                              9.71
Number of units outstanding at end of period                    31,173

Total AUV at end of period (in thousands)                          303


Janus Growth and Income

AUV at beginning of period                                        9.95
AUV at end of period                                              8.89
Number of units outstanding at end of period                    26,626

Total AUV at end of period (in thousands)                          237


PIMCO High Yield Bond

AUV at beginning of period                                       10.05
AUV at end of period                                             10.16
Number of units outstanding at end of period                     7,569

Total AUV at end of period (in thousands)                           77


INVESCO VIF Financial Services Fund

AUV at beginning of period                                       10.00
AUV at end of period                                              9.37
Number of units outstanding at end of period                     8,008

Total AUV at end of period (in thousands)                           75


INVESCO VIF Health Sciences Fund

AUV at beginning of period                                       10.00
AUV at end of period                                             10.28
Number of units outstanding at end of period                    11,285

Total AUV at end of period (in thousands)                          116


INVESCO VIF Utilities Fund

AUV at beginning of period                                       10.00
AUV at end of period                                              8.11
Number of units outstanding at end of period                     4,483

Total AUV at end of period (in thousands)                           36


Janus Aspen Worldwide Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.37
Number of units outstanding at end of period                    16,977

Total AUV at end of period (in thousands)                          159


SP Jennison International Growth

AUV at beginning of period                                        8.57
AUV at end of period                                              5.42
Number of units outstanding at end of period                       419

Total AUV at end of period (in thousands)                            2


Liquid Asset

AUV at beginning of period                                       15.75
AUV at end of period                                             16.13
Number of units outstanding at end of period                    12,665

Total AUV at end of period (in thousands)                          204


ING VP MagnaCap

AUV at beginning of period                                       10.00
AUV at end of period                                              9.36
Number of units outstanding at end of period                        97

Total AUV at end of period (in thousands)                            1


ING VP Convertible

AUV at beginning of period                                       10.00
AUV at end of period                                             10.51
Number of units outstanding at end of period                    12,767

Total AUV at end of period (in thousands)                          134


ING VP Growth and Income

AUV at beginning of period                                       10.00
AUV at end of period                                             10.43
Number of units outstanding at end of period                     4,575

Total AUV at end of period (in thousands)                           48


Pilgrim VP Large Cap Growth

AUV at beginning of period                                        10.00
AUV at end of period                                              9.60
Number of units outstanding at end of period                    10,314

Total AUV at end of period (in thousands)                           99


ING VP Worldwide Growth

AUV at beginning of period                                        8.76
AUV at end of period                                              7.04
Number of units outstanding at end of period                     1,875

Total AUV at end of period (in thousands)                           13


Pioneer Fund VCT

AUV at beginning of period                                       10.00
AUV at end of period                                              9.39
Number of units outstanding at end of period                    11,820

Total AUV at end of period (in thousands)                          111


Pioneer Small Company VCT

AUV at beginning of period                                       10.00
AUV at end of period                                              9.60
Number of units outstanding at end of period                    11,516

Total AUV at end of period (in thousands)                          111


PPI MFS Capital Opportunities

AUV at beginning of period                                       10.00
AUV at end of period                                              8.92
Number of units outstanding at end of period                     8,088

Total AUV at end of period (in thousands)                           72


Prudential Jennison

AUV at beginning of period                                        7.85
AUV at end of period                                              6.31
Number of units outstanding at end of period                     3,710

Total AUV at end of period (in thousands)                           23


Putnam VT Growth and Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.48
Number of units outstanding at end of period                     5,020

Total AUV at end of period (in thousands)                           48


Putnam VT International Growth & Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.47
Number of units outstanding at end of period                     5,921

Total AUV at end of period (in thousands)                           56


Putnam VT Voyager Fund II

AUV at beginning of period                                       10.00
AUV at end of period                                              8.76
Number of units outstanding at end of period                     9,782

Total AUV at end of period (in thousands)                           86


Research

AUV at beginning of period                                       26.63
AUV at end of period                                             20.65
Number of units outstanding at end of period                     4,166

Total AUV at end of period (in thousands)                           86


Total Return

AUV at beginning of period                                       20.94
AUV at end of period                                             20.77
Number of units outstanding at end of period                    22,001

Total AUV at end of period (in thousands)                          457


Value Equity

AUV at beginning of period                                       19.61
AUV at end of period                                             18.51
Number of units outstanding at end of period                       557

Total AUV at end of period (in thousands)                           10




    Separate Account Annual Charges of 1.40%:

Aetna GET Fund Series N

AUV at beginning of period                                       10.00
AUV at end of period                                             10.27
Number of units outstanding at end of period                   118,456

Total AUV at end of period (in thousands)                        1,217


Aetna GET Fund P

AUV at beginning of period                                       10.00
AUV at end of period                                             10.02
Number of units outstanding at end of period                   514,337

Total AUV at end of period (in thousands)                        5,155


Aetna Index Plus Large Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.39
Number of units outstanding at end of period                    24,809

Total AUV at end of period (in thousands)                          233


Aetna Index Plus Mid Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.90
Number of units outstanding at end of period                     3,276

Total AUV at end of period (in thousands)                           32


Aetna Index Plus Small Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                             10.11
Number of units outstanding at end of period                       795

Total AUV at end of period (in thousands)                            8


Alliance Bernstein Value

AUV at beginning of period                                       10.00
AUV at end of period                                             10.03
Number of units outstanding at end of period                     5,388

Total AUV at end of period (in thousands)                           54


Alliance Growth & Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.60
Number of units outstanding at end of period                     6,642

Total AUV at end of period (in thousands)                           64


Alliance Premier Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.57
Number of units outstanding at end of period                     3,508

Total AUV at end of period (in thousands)                           34


Brinson Tactical Allocation

AUV at beginning of period                                       10.00
AUV at end of period                                              9.41
Number of units outstanding at end of period                     1,093

Total AUV at end of period (in thousands)                           10


Core Bond

AUV at beginning of period                                       11.74
AUV at end of period                                             12.21
Number of units outstanding at end of period                     7,501

Total AUV at end of period (in thousands)                           92


Fidelity VIP Equity Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.60
Number of units outstanding at end of period                     6,165

Total AUV at end of period (in thousands)                           59


Fidelity VIP Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.29
Number of units outstanding at end of period                     3,394

Total AUV at end of period (in thousands)                           32


Fidelity VIP II Contrafund

AUV at beginning of period                                       10.00
AUV at end of period                                              9.72
Number of units outstanding at end of period                       309

Total AUV at end of period (in thousands)                            3


PIMCO High Yield Bond

AUV at beginning of period                                       10.01
AUV at end of period                                             10.10
Number of units outstanding at end of period                       437

Total AUV at end of period (in thousands)                            4


INVESCO VIF Financial Sciences Fund

AUV at beginning of period                                       10.00
AUV at end of period                                              9.37
Number of units outstanding at end of period                     1,095

Total AUV at end of period (in thousands)                           10


INVESCO VIF Health Sciences Fund

AUV at beginning of period                                       10.00
AUV at end of period                                             10.28
Number of units outstanding at end of period                     3,081

Total AUV at end of period (in thousands)                           32


INVESCO VIF Utilities Fund

AUV at beginning of period                                       10.00
AUV at end of period                                              8.11
Number of units outstanding at end of period                       183

Total AUV at end of period (in thousands)                            1


Janus Growth & Income

AUV at beginning of period                                        9.94
AUV at end of period                                              8.87
Number of units outstanding at end of period                     4,948

Total AUV at end of period (in thousands)                           44


Janus Aspen Worldwide Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.38
Number of units outstanding at end of period                     4,296

Total AUV at end of period (in thousands)                           40


Liquid Asset

AUV at beginning of period                                       15.45
AUV at end of period                                             16.89
Number of units outstanding at end of period                    18,061

Total AUV at end of period (in thousands)                          305


ING VP Growth and Income

AUV at beginning of period                                       10.00
AUV at end of period                                             10.43
Number of units outstanding at end of period                     1,794

Total AUV at end of period (in thousands)                           19


ING VP Large Cap Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.60
Number of units outstanding at end of period                     2,947

Total AUV at end of period (in thousands)                           28


ING VP Worldwide Growth

AUV at beginning of period                                        8.76
AUV at end of period                                              7.02
Number of units outstanding at end of period                     1,275

Total AUV at end of period (in thousands)                            9


Pioneer Fund VCT

AUV at beginning of period                                       10.00
AUV at end of period                                              9.40
Number of units outstanding at end of period                     3,571

Total AUV at end of period (in thousands)                           34


Pioneer Small Company VCT

AUV at beginning of period                                       10.00
AUV at end of period                                              9.60
Number of units outstanding at end of period                     1,955

Total AUV at end of period (in thousands)                           19


PPI MFS Capital Opportunities

AUV at beginning of period                                       10.00
AUV at end of period                                              9.91
Number of units outstanding at end of period                     2,330

Total AUV at end of period (in thousands)                           23


Putnam Voyager Fund

AUV at beginning of period                                       10.00
AUV at end of period                                              8.76
Number of units outstanding at end of period                       495

Total AUV at end of period (in thousands)                            4


Putnam VT Growth and Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.48
Number of units outstanding at end of period                       109

Total AUV at end of period (in thousands)                            1


Putnam VT International Growth & Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.47
Number of units outstanding at end of period                     2,520

Total AUV at end of period (in thousands)                           24


Research

AUV at beginning of period                                       26.38
AUV at end of period                                             21.00
Number of units outstanding at end of period                     1,497

Total AUV at end of period (in thousands)                           31


Total Return

AUV at beginning of period                                       20.74
AUV at end of period                                             21.16
Number of units outstanding at end of period                     4,628

Total AUV at end of period (in thousands)                           98


Value Equity

AUV at beginning of period                                       19.43
AUV at end of period                                             18.96
Number of units outstanding at end of period                         2

Total AUV at end of period (in thousands)                            0




    Separate Account Annual Charges of 1.45%:

Aetna GET Fund Series N

AUV at beginning of period                                       10.00
AUV at end of period                                             10.26
Number of units outstanding at end of period                 1,017,518

Total AUV at end of period (in thousands)                       10,441


Aetna GET Fund P

AUV at beginning of period                                       10.00
AUV at end of period                                             10.02
Number of units outstanding at end of period                 5,669,614

Total AUV at end of period (in thousands)                       56,816


Aetna GET Fund Series Q

AUV at beginning of period                                       10.00
AUV at end of period                                             10.00
Number of units outstanding at end of period                    45,829

Total AUV at end of period (in thousands)                          458


Aetna Index Plus Large Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.38
Number of units outstanding at end of period                    27,003

Total AUV at end of period (in thousands)                          253


Aetna Index Plus Mid Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.89
Number of units outstanding at end of period                    14,893

Total AUV at end of period (in thousands)                          147


Aetna Index Plus Small Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                             10.09
Number of units outstanding at end of period                    28,552

Total AUV at end of period (in thousands)                          288


Aetna Value Opportunity VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.02
Number of units outstanding at end of period                    10,936

Total AUV at end of period (in thousands)                           99


AIM V.I. Dent Demographic

AUV at beginning of period                                       10.00
AUV at end of period                                             10.99
Number of units outstanding at end of period                       167

Total AUV at end of period (in thousands)                            2


Alliance Bernstein Value

AUV at beginning of period                                       10.00
AUV at end of period                                             10.02
Number of units outstanding at end of period                    10,643

Total AUV at end of period (in thousands)                          107


Alliance Growth & Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.59
Number of units outstanding at end of period                    47,693

Total AUV at end of period (in thousands)                          457


Alliance Premier Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.56
Number of units outstanding at end of period                    20,008

Total AUV at end of period (in thousands)                          191


Brinson Tactical Allocation

AUV at beginning of period                                       10.00
AUV at end of period                                              9.40
Number of units outstanding at end of period                    16,438

Total AUV at end of period (in thousands)                          154


Core Bond

AUV at beginning of period                                       11.70
AUV at end of period                                             11.81
Number of units outstanding at end of period                   169,853

Total AUV at end of period (in thousands)                        2,006


Fidelity VIP Equity Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.59
Number of units outstanding at end of period                    99,509

Total AUV at end of period (in thousands)                          954


Fidelity VIP Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.27
Number of units outstanding at end of period                    21,879

Total AUV at end of period (in thousands)                          203


Fidelity VIP II Contrafund

AUV at beginning of period                                       10.00
AUV at end of period                                              9.70
Number of units outstanding at end of period                    23,738

Total AUV at end of period (in thousands)                          230


Janus Growth and Income

AUV at beginning of period                                        9.94
AUV at end of period                                              8.87
Number of units outstanding at end of period                    62,913

Total AUV at end of period (in thousands)                          558


PIMCO High Yield Bond

AUV at beginning of period                                       10.00
AUV at end of period                                             10.08
Number of units outstanding at end of period                    18,670

Total AUV at end of period (in thousands)                          188


INVESCO VIF Financial Services Fund

AUV at beginning of period                                       10.00
AUV at end of period                                              9.36
Number of units outstanding at end of period                     9,779

Total AUV at end of period (in thousands)                           92


INVESCO VIF Health Sciences Fund

AUV at beginning of period                                       10.00
AUV at end of period                                             10.27
Number of units outstanding at end of period                    11,674

Total AUV at end of period (in thousands)                          120


INVESCO VIF Utilities Fund

AUV at beginning of period                                       10.00
AUV at end of period                                              8.11
Number of units outstanding at end of period                    17,386

Total AUV at end of period (in thousands)                          141


Janus Aspen Worldwide Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.36
Number of units outstanding at end of period                    57,358

Total AUV at end of period (in thousands)                          537


SP Jennison International Growth

AUV at beginning of period                                        8.56
AUV at end of period                                              5.41
Number of units outstanding at end of period                     1,922

Total AUV at end of period (in thousands)                           10


Liquid Asset

AUV at beginning of period                                       15.35
AUV at end of period                                             15.71
Number of units outstanding at end of period                   116,590

Total AUV at end of period (in thousands)                        1,832


ING VP MagnaCap

AUV at beginning of period                                       10.00
AUV at end of period                                              9.35
Number of units outstanding at end of period                       870

Total AUV at end of period (in thousands)                            8


ING VP Convertible

AUV at beginning of period                                       10.00
AUV at end of period                                             10.50
Number of units outstanding at end of period                     2,059

Total AUV at end of period (in thousands)                           22


ING VP Growth and Income

AUV at beginning of period                                       10.00
AUV at end of period                                             10.42
Number of units outstanding at end of period                     2,452

Total AUV at end of period (in thousands)                           26


ING VP Large Cap Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.59
Number of units outstanding at end of period                    19,732

Total AUV at end of period (in thousands)                          189


ING VP Worldwide Growth

AUV at beginning of period                                        8.75
AUV at end of period                                              7.02
Number of units outstanding at end of period                     3,087

Total AUV at end of period (in thousands)                           22


Pioneer Fund VCT

AUV at beginning of period
AUV at end of period                                              9.38
Number of units outstanding at end of period                     9,143

Total AUV at end of period (in thousands)                           86


Pioneer Small Company VCT

AUV at beginning of period                                       10.00
AUV at end of period                                              9.59
Number of units outstanding at end of period                    26,083

Total AUV at end of period (in thousands)                          250


PPI MFS Capital Opportunities

AUV at beginning of period                                       10.00
AUV at end of period                                              8.91
Number of units outstanding at end of period                    18,641

Total AUV at end of period (in thousands)                          166


Prudential Jennison

AUV at beginning of period                                        7.84
AUV at end of period                                              6.29
Number of units outstanding at end of period                     6,637

Total AUV at end of period (in thousands)                           42


Putnam VT Growth and Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.47
Number of units outstanding at end of period                     8,318

Total AUV at end of period (in thousands)                           79


Putnam VT International Growth & Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.46
Number of units outstanding at end of period                         9

Total AUV at end of period (in thousands)                            0


Putnam VT Voyager Fund II

AUV at beginning of period                                       10.00
AUV at end of period                                              8.75
Number of units outstanding at end of period                    26,612

Total AUV at end of period (in thousands)                          233


Research

AUV at beginning of period                                       26.30
AUV at end of period                                             20.35
Number of units outstanding at end of period                     7,932

Total AUV at end of period (in thousands)                          161


Total Return

AUV at beginning of period                                       20.67
AUV at end of period                                             20.47
Number of units outstanding at end of period                    41,845

Total AUV at end of period (in thousands)                          857


Value Equity

AUV at beginning of period                                       19.37
AUV at end of period                                             18.25
Number of units outstanding at end of period                     4,264

Total AUV at end of period (in thousands)                           78



    Separate Account Annual Charges of 1.75%:

Aetna GET Fund Series N

AUV at beginning of period                                       10.00
AUV at end of period                                             10.25
Number of units outstanding at end of period                   721,740

Total AUV at end of period (in thousands)                        7,396


Aetna GET Fund P

AUV at beginning of period                                       10.00
AUV at end of period                                             10.01
Number of units outstanding at end of period                 3,733,809

Total AUV at end of period (in thousands)                       37,384


Aetna GET Fund Series Q

AUV at beginning of period                                       10.00
AUV at end of period                                             10.00
Number of units outstanding at end of period                    87,706

Total AUV at end of period (in thousands)                          877


Aetna Index Plus Large Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.36
Number of units outstanding at end of period                     6,121

Total AUV at end of period (in thousands)                           57


Aetna Index Plus Mid Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.87
Number of units outstanding at end of period                    23,563

Total AUV at end of period (in thousands)                          233


Aetna Index Plus Small Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                             10.07
Number of units outstanding at end of period                     7,283

Total AUV at end of period (in thousands)                           73


Aetna Value Opportunity VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.01
Number of units outstanding at end of period                    15,561

Total AUV at end of period (in thousands)                          140


AIM V.I. Growth Fund

AUV at beginning of period                                       10.00
AUV at end of period                                             10.33
Number of units outstanding at end of period                    34,765

Total AUV at end of period (in thousands)                          359


Alliance Bernstein Value

AUV at beginning of period                                       10.00
AUV at end of period                                             10.01
Number of units outstanding at end of period                    17,506

Total AUV at end of period (in thousands)                          175


Alliance Growth & Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.58
Number of units outstanding at end of period                    55,989

Total AUV at end of period (in thousands)                          536


Alliance Premier Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.55
Number of units outstanding at end of period                    27,531

Total AUV at end of period (in thousands)                          263


Brinson Tactical Allocation

AUV at beginning of period                                       10.00
AUV at end of period                                              9.38
Number of units outstanding at end of period                    24,146

Total AUV at end of period (in thousands)                          227


Core Bond

AUV at beginning of period                                       11.48
AUV at end of period                                             11.55
Number of units outstanding at end of period                   111,130

Total AUV at end of period (in thousands)                        1,284


Fidelity VIP Equity Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.57
Number of units outstanding at end of period                    39,753

Total AUV at end of period (in thousands)                          381


Fidelity VIP Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.26
Number of units outstanding at end of period                    16,676

Total AUV at end of period (in thousands)                          154


Fidelity VIP II Contrafund

AUV at beginning of period                                       10.00
AUV at end of period                                              9.69
Number of units outstanding at end of period                    34,448

Total AUV at end of period (in thousands)                          334


Janus Growth and Income

AUV at beginning of period                                        9.94
AUV at end of period                                              8.83
Number of units outstanding at end of period                    35,491

Total AUV at end of period (in thousands)                          313


PIMCO High Yield Bond

AUV at beginning of period                                        9.91
AUV at end of period                                              9.97
Number of units outstanding at end of period                    21,063

Total AUV at end of period (in thousands)                          210


INVESCO VIF Financial Services Fund

AUV at beginning of period                                       10.00
AUV at end of period                                              9.35
Number of units outstanding at end of period                    17,709

Total AUV at end of period (in thousands)                          166


INVESCO VIF Health Sciences Fund

AUV at beginning of period                                       10.00
AUV at end of period                                             10.25
Number of units outstanding at end of period                    13,222

Total AUV at end of period (in thousands)                          136


INVESCO VIF Utilities Fund

AUV at beginning of period                                       10.00
AUV at end of period                                              8.09
Number of units outstanding at end of period                     1,036

Total AUV at end of period (in thousands)                            8


Janus Aspen Worldwide Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.35
Number of units outstanding at end of period                    13,913

Total AUV at end of period (in thousands)                          130


SP Jennison International Growth

AUV at beginning of period                                        8.56
AUV at end of period                                              5.39
Number of units outstanding at end of period                       141

Total AUV at end of period (in thousands)                            1


Liquid Asset

AUV at beginning of period                                       14.81
AUV at end of period                                             15.11
Number of units outstanding at end of period                    20,175

Total AUV at end of period (in thousands)                          305


ING VP Convertible

AUV at beginning of period                                       10.00
AUV at end of period                                             10.48
Number of units outstanding at end of period                     2,911

Total AUV at end of period (in thousands)                           31


ING VP Growth and Income

AUV at beginning of period                                       10.00
AUV at end of period                                             10.41
Number of units outstanding at end of period                       826

Total AUV at end of period (in thousands)                            9


ING VP Large Cap Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.58
Number of units outstanding at end of period                    19,228

Total AUV at end of period (in thousands)                          184


ING VP Worldwide Growth

AUV at beginning of period                                        8.73
AUV at end of period                                              6.98
Number of units outstanding at end of period                     7,572

Total AUV at end of period (in thousands)                           53


Pioneer Fund VCT

AUV at beginning of period                                       10.00
AUV at end of period                                              9.37
Number of units outstanding at end of period                    19,587

Total AUV at end of period (in thousands)                          184


Pioneer Small Company VCT

AUV at beginning of period                                       10.00
AUV at end of period                                              9.58
Number of units outstanding at end of period                    18,597

Total AUV at end of period (in thousands)                          178


PPI MFS Capital Opportunities

AUV at beginning of period                                       10.00
AUV at end of period                                              8.89
Number of units outstanding at end of period                    39,763

Total AUV at end of period (in thousands)                          354


Prudential Jennison

AUV at beginning of period                                        7.83
AUV at end of period                                              6.26
Number of units outstanding at end of period                    13,955

Total AUV at end of period (in thousands)                           87


Putnam VT Growth and Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.46
Number of units outstanding at end of period                     9,657

Total AUV at end of period (in thousands)                           91


Putnam VT International Growth & Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.45
Number of units outstanding at end of period                     6,330

Total AUV at end of period (in thousands)                           60


Putnam VT Voyager Fund II

AUV at beginning of period                                       10.00
AUV at end of period                                              8.74
Number of units outstanding at end of period                     4,333

Total AUV at end of period (in thousands)                           38


Research

AUV at beginning of period                                       25.80
AUV at end of period                                             19.91
Number of units outstanding at end of period                     9,494

Total AUV at end of period (in thousands)                          189


Total Return

AUV at beginning of period                                       20.28
AUV at end of period                                             20.03
Number of units outstanding at end of period                    43,753

Total AUV at end of period (in thousands)                          876


Value Equity

AUV at beginning of period                                       19.02
AUV at end of period                                             17.86
Number of units outstanding at end of period                       644

Total AUV at end of period (in thousands)                           12


      Separate Account Annual Charges of 1.90%:

Aetna GET Fund Series N

AUV at beginning of period                                       10.00
AUV at end of period                                             10.24
Number of units outstanding at end of period                   517,235

Total AUV at end of period (in thousands)                        5,296


Aetna GET Fund P

AUV at beginning of period                                       10.00
AUV at end of period                                             10.01
Number of units outstanding at end of period                 2,357,273

Total AUV at end of period (in thousands)                       23,591


Aetna GET Fund Series Q

AUV at beginning of period                                       10.00
AUV at end of period                                             10.00
Number of units outstanding at end of period                    11,367

Total AUV at end of period (in thousands)                          114


Aetna Index Plus Large Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.36
Number of units outstanding at end of period                     4,667

Total AUV at end of period (in thousands)                           44


Aetna Index Plus Mid Cap VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.87
Number of units outstanding at end of period                     4,407

Total AUV at end of period (in thousands)                           43


Aetna Index Plus Capital Guardian Small Cap

AUV at beginning of period                                       10.00
AUV at end of period                                             10.07
Number of units outstanding at end of period                     5,763

Total AUV at end of period (in thousands)                           58


Aetna Value Opportunity VP

AUV at beginning of period                                       10.00
AUV at end of period                                              9.00
Number of units outstanding at end of period                     3,112

Total AUV at end of period (in thousands)                           28


AIM V.I. Dent Demographic

AUV at beginning of period                                       10.00
AUV at end of period                                             10.98
Number of units outstanding at end of period                       670

Total AUV at end of period (in thousands)                            7


AIM V.I. Growth Fund

AUV at beginning of period                                       10.00
AUV at end of period                                             10.32
Number of units outstanding at end of period                       146

Total AUV at end of period (in thousands)                            2


Alliance Bernstein Value

AUV at beginning of period                                       10.00
AUV at end of period                                             10.00
Number of units outstanding at end of period                     5,924

Total AUV at end of period (in thousands)                           59


Alliance Growth & Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.57
Number of units outstanding at end of period                    10,312

Total AUV at end of period (in thousands)                           99


Alliance Premier Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.54
Number of units outstanding at end of period                     5,206

Total AUV at end of period (in thousands)                           50


Brinson Tactical Allocation

AUV at beginning of period                                       10.00
AUV at end of period                                              9.38
Number of units outstanding at end of period                     4,485

Total AUV at end of period (in thousands)                           42


Core Bond

AUV at beginning of period                                       11.37
AUV at end of period                                             11.43
Number of units outstanding at end of period                    20,362

Total AUV at end of period (in thousands)                          233


Fidelity VIP EquityIncome

AUV at beginning of period                                       10.00
AUV at end of period                                              9.57
Number of units outstanding at end of period                     9,493

Total AUV at end of period (in thousands)                           91


Fidelity VIP Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.25
Number of units outstanding at end of period                     8,648

Total AUV at end of period (in thousands)                           80


Fidelity VIP II Contrafund

AUV at beginning of period                                       10.00
AUV at end of period                                              9.68
Number of units outstanding at end of period                     8,281

Total AUV at end of period (in thousands)                           80


Janus Growth and Income

AUV at beginning of period                                        9.93
AUV at end of period                                              8.82
Number of units outstanding at end of period                    19,211

Total AUV at end of period (in thousands)                          169


PIMCO High Yield Bond

AUV at beginning of period                                        9.88
AUV at end of period                                              9.91
Number of units outstanding at end of period                     8,662

Total AUV at end of period (in thousands)                           86


INVESCO VIF Financial Services Fund

AUV at beginning of period                                        8.68
AUV at end of period                                              9.34
Number of units outstanding at end of period                     4,900

Total AUV at end of period (in thousands)                          46


INVESCO VIF Health Sciences Fund

AUV at beginning of period                                       10.19
AUV at end of period                                             10.25
Number of units outstanding at end of period                    24,044

Total AUV at end of period (in thousands)                          246


INVESCO VIF Utilities Fund

AUV at beginning of period                                        8.30
AUV at end of period                                              8.09
Number of units outstanding at end of period                     6,868

Total AUV at end of period (in thousands)                           56


Janus Aspen Worldwide Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.34
Number of units outstanding at end of period                    12,779

Total AUV at end of period (in thousands)                          119


SP Jennison International Growth

AUV at beginning of period                                        8.55
AUV at end of period                                              5.37
Number of units outstanding at end of period                       466

Total AUV at end of period (in thousands)                            3


Liquid Asset

AUV at beginning of period                                       14.50
AUV at end of period                                             14.81
Number of units outstanding at end of period                    45,601

Total AUV at end of period (in thousands)                          675


ING VP Convertible

AUV at beginning of period                                       10.00
AUV at end of period                                             10.47
Number of units outstanding at end of period                       415

Total AUV at end of period (in thousands)                            4


ING VP Growth and Income

AUV at beginning of period                                       10.00
AUV at end of period                                             10.40
Number of units outstanding at end of period                       508

Total AUV at end of period (in thousands)                           5


Pilgrim VP Large Cap Growth

AUV at beginning of period                                       10.00
AUV at end of period                                              9.57
Number of units outstanding at end of period                       661

Total AUV at end of period (in thousands)                            6


ING VP Worldwide Growth

AUV at beginning of period                                        8.72
AUV at end of period                                              6.96
Number of units outstanding at end of period                     2,697

Total AUV at end of period (in thousands)                           19


Pioneer Fund VCT

AUV at beginning of period                                        8.94
AUV at end of period                                              9.36
Number of units outstanding at end of period                     4,340

Total AUV at end of period (in thousands)                           41


Pioneer Small Company VCT

AUV at beginning of period                                       10.00
AUV at end of period                                              9.57
Number of units outstanding at end of period                    17,291

Total AUV at end of period (in thousands)                          165


PPI MFS Capital Opportunities

AUV at beginning of period                                       10.00
AUV at end of period                                              8.89
Number of units outstanding at end of period                     5,621

Total AUV at end of period (in thousands)                           50


Prudential Jennison

AUV at beginning of period                                        7.82
AUV at end of period                                              6.24
Number of units outstanding at end of period                     1,752

Total AUV at end of period (in thousands)                           11


Putnam VT Growth and Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.45
Number of units outstanding at end of period                    11,884

Total AUV at end of period (in thousands)                          112


Putnam VT International Growth & Income

AUV at beginning of period                                       10.00
AUV at end of period                                              9.44
Number of units outstanding at end of period                     8,360

Total AUV at end of period (in thousands)                           79


Putnam VT Voyager Fund II

AUV at beginning of period                                       10.00
AUV at end of period                                              8.73
Number of units outstanding at end of period                     8,442

Total AUV at end of period (in thousands)                           74


Research

AUV at beginning of period                                       25.56
AUV at end of period                                             19.69
Number of units outstanding at end of period                     1,675

Total AUV at end of period (in thousands)                           33


Total Return

AUV at beginning of period                                       20.10
AUV at end of period                                             19.81
Number of units outstanding at end of period                     8,837

Total AUV at end of period (in thousands)                          175


Value Equity

AUV at beginning of period                                       18.85
AUV at end of period                                             17.67
Number of units outstanding at end of period                       157

Total AUV at end of period (in thousands)                            3

                                   APPENDIX V
                  PROJECTED SCHEDULE OF ING GET FUND OFFERINGS


                                          OFFERING DATES        GUARANTEE DATES
--------------------------------------------------------------------------------

GET R SERIES .........................   03/15/02-06/13/02     06/14/02-06/15/07

GET S SERIES .........................   06/14/02-09/11/02     09/12/02-09/14/07

GET T SERIES .........................   09/12/02-12/11/02     12/12/02-12/14/07

GET U SERIES .........................   12/12/02-03/12/03     03/13/03-03/14/08

GET V SERIES .........................   03/13/03-06/12/03     06/13/03-06/13/08

                                     PART B

--------------------------------------------------------------------------------
                               SEPARATE ACCOUNT B
                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

                      GROUP OR INDIVIDUAL VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Separate Account B (the separate account) dated May 1, 2002.

A free prospectus is available upon request from Golden American Life Insurance Company by writing to or calling:

                     Golden American Life Insurance Company
                             Customer Service Center
                                  P.O. Box 2700
                           West Chester, PA 19380-1478
                                 1-800-366-0066

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                            Page

General Information and History...........................................     2
Separate Account B........................................................     2
Offering and Purchase of Contracts........................................     3
Performance Data..........................................................     4
    General...............................................................     4
    Average Annual Total Return Quotations................................     5
Income Phase Payments.....................................................     6
Sales Material and Advertising............................................     8
Independent Auditors......................................................     8
Financial Statements of Golden American Life Insurance Company ...........   F-1
Financial Statements of the Separate Account..............................   S-1

                         GENERAL INFORMATION AND HISTORY

Golden American Life Insurance Company (Golden American) is a stock life insurance company originally incorporated under the laws of the State of Minnesota on January 2, 1973 and later redomiciled in Delaware. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which in turn is a wholly owned subsidiary of ING Groep, N.V. ("ING") a global financial services holding company headquartered in The Netherlands. As of December 31, 2001, ING had approximately $624 billion in assets.

As of December 31, 2001, Golden American had approximately $ 808.1 million in stockholder's equity and approximately $14.3 billion in total assets, including approximately $10.9 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable insurance products. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York (First Golden), organized under the laws of the State of New York in 1996, which is licensed to do variable annuity business in the States of New York and Delaware. First Golden was merged into ReliaStar Life Insurance Company of New York, another wholly owned subsidiary of ING, and an affiliate, on April 1, 2002.

Effective January 1, 1997, Equitable Life Insurance Company of Iowa (Equitable
Life) and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Equitable Life billed Golden American $309,000 and $930,000 pursuant to the service agreement in 2001 and 2000, respectively.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by Golden American. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by Golden American. Golden American acts as its own custodian for the separate account.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                               SEPARATE ACCOUNT B

Separate Account B (the "separate account") is a separate account established by Golden American for the purpose of funding its variable annuity contracts. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. Golden American may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:
ING GET Fund                                                             Fidelity Variable Insurance Products Fund  - Growth
ING Partners, Inc.- ING JP Morgan Mid Cap Value Fund B                      Portfolio (Service Class 2)
ING Partners, Inc.- ING MFS Capital Opportunities Portfolio              Fidelity Variable Insurance Products Fund II  --
ING Partners, Inc.- ING MFS Global Growth                                   Contrafund(R) Portfolio (Service Class 2)
ING Partners, Inc.- ING Van Kampen Comstock Fund A                       GCG Trust - Value Equity Series
ING Variable Insurance Trust- ING VP Worldwide Growth Portfolio          GCG Trust - Janus Growth and Income Series
ING Variable Portfolios, Inc.- ING VP Index Plus Large Cap (Class S)     GCG Trust- International Enhanced EAFE Series
ING Variable Portfolios, Inc.- ING VP Index Plus Mid Cap (Class S)       GCG Trust- JP Morgan Fleming Small Cap Series
ING Variable Portfolios, Inc.- ING VP Index Plus Small Cap (Class S)     GCG Trust - Liquid Asset Series
ING Variable Portfolios, Inc.- ING VP Value Opportunity (Class S)        GCG Trust - Research Series
ING Variable Products Trust- ING VP Convertible Portfolio (Class S)      GCG Trust - Total Return Series
ING Variable Products Trust- ING VP Large Company Value                  GCG Trust - Core Bond Series
   Portfolio (Class S)                                                   INVESCO VIF - Financial Services Fund
ING Variable Products Trust - ING VP LargeCap Growth Portfolio           INVESCO VIF - Health Sciences Fund
   (Class S)                                                             INVESCO VIF - Utilities Fund
ING Variable Products Trust - ING VP MagnaCap Portfolio (Class S)        INVESCO VIF- Leisure Fund
AIM V.I. Dent Demographic Trends Fund (Series II)                        Janus Aspen Series- Janus Aspen Series Worldwide Growth
AIM V.I. Growth Fund (Series II)                                            Portfolio (Service Shares)
Alliance Variable Products (VP) - AlianceBernstein Value Portfolio       PIMCO Variable Insurance Trust - High Yield Portfolio
   (Class B)                                                             Pioneer Variable Contracts Trust - Pioneer Fund VCT
Alliance Variable Products (VP) - Growth and Income Portfolio               Portfolio (Class II)
   (Class B)                                                             Pioneer Variable Contracts Trust - Pioneer Small Company
Alliance Variable Products (VP) -- Premier Growth Portfolio (Class B)       VCT Portfolio (Class II)
Fidelity Variable Insurance Products Fund - Equity-Income Portfolio      Prudential Series Fund, Inc. -Jennison Portfolio (Class II)
   (Service Class 2)                                                     Prudential Series Fund, Inc. - SP Jennison International
                                                                            Growth Portfolio (Class II)
                                                                         Putnam Variable Trust - Growth and Income Fund (Class 1B)
                                                                         Putnam Variable Trust - International Growth and Income
                                                                            Fund (Class 1B)
                                                                         Putnam Variable Trust- Voyager Fund II (Class 1B)
                                                                         UBS Tactical Allocation Portfolio (Class I)

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value." Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker-dealer institutions during the year ended December 31, 1999, through two broker-dealer institutions during the year ended December 31, 2000 and through one broker-dealer institutions during the year ended December 31, 2001. For the years ended 2001, 2000 and 1999 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of New York, to Directed Services, Inc. aggregated $223,321,000, $208,883,000 and $181,536,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $21,138,000, $21,296,000 and $10,136,000 for the years ended 2001, 2000 and 1999, respectively.

                                PERFORMANCE DATA

GENERAL
From time to time Golden American may advertise different types of historical performance for the subaccounts of the separate account available under the contract. Golden American may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contract during each period (i.e., Option Package III: 1.25% mortality and expense risk charge, $30 annual maintenance fee, 0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after 7 years). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contract described in the prospectus. The total return figures shown below will be lower than the standardized figures for Option Packages I and II because of the lower mortality and expense risk charge under those Option Packages (0.80% and 1.10% respectively). Golden American may also advertise standardized returns and non-standardized returns using the fees and charges applicable to Option Packages I and II.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge (i.e., Option Package III: 1.25% mortality and expense risk charge, $30 annual maintenance fee, and 0.15% administrative charge). Golden American may also advertise returns based on lower charges that may apply to contracts under Option Packages I and II.

Standardized and non-standardized calculations do not currently include the premium bonus or reflect the deduction of the corresponding premium bonus charge; but, to the extent permitted by applicable law, Golden American may include the premium bonus and corresponding charge in the standardized and non-standardized average annual total returns in the future.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED
The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2001for the subaccounts under the contract. The standardized returns assume the maximum charges under the contract (i.e., Option Package III) as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges. Golden American may also advertise returns based on lower charges that may apply to particular contracts under Option Packages I and II.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "From Inception." For standardized performance, the "From Inception" column shows the average annual total return since the date premiums were first received in the fund under the separate account. For non-standardized performance, the "From Inception" column shows the average annual total return since the fund's inception date.

Performance is shown in the following tables only for those subaccounts which currently exist within the separate account. All other subaccounts are new to the separate account and therefore no performance data is available.

Average Annual Total Return for Periods Ending 12/31/01-standardized with
-------------------------------------------------------------------------
Surrender Charges
-----------------

                                                                                                 FROM       INCEPTION
                                                           1 YEAR      5 YEARS      10 YEAR    INCEPTION       DATE
THE GCG TRUST
Core Bond Series                                           -5.98%       -1.24%          N/A        2.34%     10/07/94
Value Equity Series                                       -12.72%        3.83%          N/A        8.75%      1/03/95
Liquid Asset Series                                        -4.61%        2.56%        2.97%        3.58%      1/25/89
Research Series                                           -29.41%        4.25%          N/A       10.35%     10/07/94
Total Return Series                                        -7.90%        7.99%          N/A       10.44%     10/07/94

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Dent Demographic Trends Fund (Series II)             N/A          N/A          N/A        2.94%     10/12/01
AIM V.I. Growth Fund (Series II)                              N/A          N/A          N/A       -3.65%     10/12/01

ALLIANCE VARIABLE INSURANCE FUNDS
AllianceBernstein Value Portfolio (Class B)                   N/A          N/A          N/A       -6.76%      7/13/01
Alliance Growth and Income Portfolio (Class B)                N/A          N/A          N/A      -11.06%      7/13/01
Alliance Premier Growth Portfolio (Class B)                   N/A          N/A          N/A      -11.37%      7/13/01

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Contrafund(R)Portfolio (Service Class 2)             N/A          N/A          N/A       -9.94%      7/13/01
Fidelity Equity-Income Portfolio (Service Class 2)            N/A          N/A          N/A      -11.10%      7/13/01
Fidelity Growth Portfolio (Service Class 2)                   N/A          N/A          N/A      -14.28%      7/13/01

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth Portfolio                         -26.62%          N/A          N/A      -24.01%      5/01/00

ING PARTNERS, INC
ING MFS Capital Opportunities Portfolio                       N/A          N/A          N/A      -17.91%      7/13/01

ING VARIABLE PORTFOLIOS, INC.
ING VP Convertible Portfolio (Class S)                        N/A          N/A          N/A       -2.02%      7/13/01
ING VP Large Company Value Portfolio (Class S)                N/A          N/A          N/A       -2.77%      7/13/01
ING VP LargeCap Growth Portfolio (Class S)                    N/A          N/A          N/A      -11.04%      7/13/01
ING VP MagnaCap Portfolio (Class S)                           N/A          N/A          N/A      -13.46%      5/01/01

ING VARIABLE PRODUCTS TRUST
ING VP Index Plus LargeCap Portfolio (Class S)                N/A          N/A          N/A      -13.23%      7/13/01
ING VP Index Plus MidCap Portfolio (Class S)                  N/A          N/A          N/A       -8.10%      7/13/01
ING VP Index Plus SmallCap Portfolio (Class S)                N/A          N/A          N/A       -6.09%      7/13/01
ING VP Value Opportunity Portfolio (Class S)                  N/A          N/A          N/A      -16.79%      7/13/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - Financial Services Fund                         N/A          N/A          N/A      -13.35%      7/13/01
INVESCO VIF - Health Sciences Fund                            N/A          N/A          N/A       -4.28%      7/13/01
INVESCO VIF - Utilities Fund                                  N/A          N/A          N/A      -25.92%      7/13/01

JANUS ASPEN SERIES
Janus Aspen Series - Worldwide Growth Portfolio               N/A          N/A          N/A      -13.33%      7/13/01
   (Service Shares)

PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Portfolio                                 -6.08%          N/A          N/A       -1.42%      5/01/98

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio (Class II)                         N/A          N/A          N/A      -13.15%      7/13/01
Pioneer Small Company VCT Portfolio (Class II)                N/A          N/A          N/A      -11.08%      7/13/01

PRUDENTIAL SERIES FUND, INC.
Prudential Series - Jennison Portfolio (Class II)         -26.61%          N/A          N/A      -29.37%      5/01/00
Prudential Series - SP Jennison International             -43.61%          N/A          N/A      -45.31%     10/02/00
Growth Portfolio (Class II)

PUTNAM VARIABLE TRUST
Putnam VT - Growth and Income Fund (Class 1B)                 N/A          N/A          N/A      -12.23%      4/30/01
Putnam VT - International Growth and Income Fund              N/A          N/A          N/A      -12.33%      7/13/01
   (Class 1B)
Putnam VT Voyager Fund II (Class 1B)                          N/A          N/A          N/A      -19.46%      7/13/01

UBS SERIES TRUST
UBS Tactical Allocation Portfolio (Class 1)                   N/A          N/A          N/A      -12.99%      7/13/01

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

Average Annual Total Return for Periods Ending 12/31/01-Non-standardized with
-----------------------------------------------------------------------------
out Surrender Charges
---------------------

                                                                                                 FROM       INCEPTION
                                                           1 YEAR      5 YEARS      10 YEAR    INCEPTION       DATE
THE GCG TRUST
Core Bond Series                                            0.97%       -0.21%          N/A        2.34%     10/07/94
Value Equity Series                                        -5.77%        4.67%          N/A        9.01%      1/03/95
Liquid Asset Series                                         2.34%        3.45%        2.97%        3.58%      1/25/89
Research Series                                           -22.45%        5.08%          N/A       10.35%     10/07/94
Total Return Series                                        -0.96%        8.72%          N/A       10.44%     10/07/94

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Dent Demographic Trends Fund (Series II)             N/A          N/A          N/A        0.74%      9/01/01
AIM V.I. Growth Fund (Series II)                              N/A          N/A          N/A       13.38%      9/20/01

ALLIANCE VARIABLE INSURANCE FUNDS
AllianceBernstein Value Portfolio (Class B)                   N/A          N/A          N/A       -0.73%      5/01/01
Alliance Growth and Income Portfolio (Class B)             -1.27%          N/A          N/A        4.36%      6/01/99
Alliance Premier Growth Portfolio (Class B)                -18.58          N/A          N/A      -10.98%      7/14/99

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
Fidelity Contrafund(R)Portfolio (Service Class 2)          -13.72%          N/A          N/A       -9.67%      1/12/00
Fidelity Equity-Income Portfolio (Service Class 2)         -6.58%          N/A          N/A        0.80%      1/12/00
Fidelity Growth Portfolio (Service Class 2)               -19.04%          N/A          N/A      -14.85%      1/12/00

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth Portfolio                         -19.66%          N/A          N/A      -19.08%      5/01/00

ING PARTNERS, INC
ING MFS Capital Opportunities Portfolio                   -25.83%          N/A          N/A        6.25%     11/28/97

ING VARIABLE PORTFOLIOS, INC.
ING VP Convertible Portfolio (Class S)                        N/A          N/A          N/A        4.98%      7/13/01
ING VP Large Company Value Portfolio (Class S)                N/A          N/A          N/A        4.23%      7/13/01
ING VP LargeCap Growth Portfolio (Class S)                    N/A          N/A          N/A       -4.04%      7/13/01
ING VP MagnaCap Portfolio (Class S)                           N/A          N/A          N/A       -6.46%      5/01/01

ING VARIABLE PRODUCTS TRUST
ING VP Index Plus LargeCap Portfolio (Class S)                N/A          N/A          N/A       -6.22%      7/13/01
ING VP Index Plus MidCap Portfolio (Class S)                  N/A          N/A          N/A       -1.10%      7/13/01
ING VP Index Plus SmallCap Portfolio (Class S)                N/A          N/A          N/A        0.91%      7/13/01
ING VP Value Opportunity Portfolio (Class S)                  N/A          N/A          N/A       -9.79%      7/13/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - Financial Services Fund                     -11.17%          N/A          N/A        8.67%      9/21/99
INVESCO VIF - Health Sciences Fund                        -13.84%          N/A          N/A       13.15%      5/22/97
INVESCO VIF - Utilities Fund                               -33.39        4.10%          N/A        5.58%      1/03/95

JANUS ASPEN SERIES
Janus Aspen Series - Worldwide Growth Portfolio           -23.73%          N/A          N/A      -20.51%     12/31/99
   (Service Shares)

PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Portfolio                                  0.86%          N/A          N/A        0.24%      5/01/98

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio (Class II)                     -12.49%          N/A          N/A       -9.09%       5/1/00
Pioneer Small Company VCT Portfolio (Class II)                N/A          N/A          N/A       -4.08%      7/13/01

PRUDENTIAL SERIES FUND, INC.
Prudential Series - Jennison Portfolio (Class II)         -19.65%          N/A          N/A      -24.21%      5/01/00
Prudential Series - SP Jennison International             -36.63%          N/A          N/A      -38.89%     10/01/00
Growth Portfolio (Class II)

PUTNAM VARIABLE TRUST
Putnam VT - Growth and Income Fund (Class 1B)              -7.73%          N/A          N/A       -0.08%      4/06/98
Putnam VT - International Growth and Income Fund          -21.94%          N/A          N/A       -2.92%      4/06/98
   (Class 1B)
Putnam VT Voyager Fund II (Class 1B)                      -31.78%          N/A          N/A      -43.77%      9/29/00

UBS SERIES TRUST
UBS Tactical Allocation Portfolio (Class 1)               -13.80%          N/A          N/A       -0.95%      1/04/99

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives Golden American time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces an income phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

SALES MATERIAL AND ADVERTISING

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index (S&P 500), Dow Jones Industrial Average (DJIA), Donoghue Money Market Institutional Averages or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria.

From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308-2215, are the independent auditors for the separate account and for Golden American Life Insurance Company. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements and the review of filings made with the SEC.

   Consolidated Financial Statements of Golden American Life Insurance Company

The consolidated audited financial statements of Golden American Life Insurance Company are listed below and are included in this Statement of Additional
Information:

         Report of Independent Auditors
         Audited Consolidated Financial Statements of Golden American Life
                Insurance Company
              Consolidated Balance Sheets as of December 31, 2001 and 2000 Consolidated Statements of Operations for the years ended
                December 31, 2001, 2000 and 1999
              Consolidated Statements of Changes in Stockholder's Equity for the
                years ended December 31, 2001, 2000 and 1999
              Consolidated Statements of Cash Flows for the years ended
                December 31, 2001, 2000 and 1999
         Notes to Consolidated Financial Statements



                   Financial Statements of Separate Account B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

         Report of Independent Auditors
         Audited Financial Statements of Golden American Life Insurance Company
                Separate Account B
              Statement of Assets and Liabilities as of December 31, 2001 Statement of Operations for the year ended December 31, 2001 Statements of Changes in Net Assets for the years ended
                December 31, 2001 and 2000
         Notes to Financial Statements

--------------------------------------------------------------------------------
         FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 2001 and 2000, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and schedules are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                             /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2002

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS

                  (Dollars in thousands, except per share date)

                                                                        DECEMBER 31,  DECEMBER 31,
                                                                           2001          2000
                                                                        -------------------------
ASSETS
 Investments:
   Fixed maturities, available for sale, at fair value
     (cost: 2001 - $1,982,527; 2000 - $798,751) .....................   $ 1,994,913   $   792,578
   Equity securities, at fair value (cost: 2001 - $74; 2000 - $8,611)            55         6,791
   Mortgage loans on real estate ....................................       213,883        99,916
   Policy loans .....................................................        14,847        13,323
   Short-term investments ...........................................        10,021         5,300
                                                                        -------------------------
Total investments ...................................................     2,233,719       917,908

Cash and cash equivalents ...........................................       195,726       164,682

Reinsurance recoverable .............................................        27,151        19,331

Reinsurance recoverable from affiliates .............................        28,800        14,642

Due from affiliates .................................................            20        38,786

Accrued investment income ...........................................        22,771         9,606

Deferred policy acquisition costs ...................................       709,042       635,147

Value of purchased insurance in force ...............................        20,203        25,942

Current income taxes recoverable ....................................           400           511

Property and equipment, less allowances for depreciation
   of $10,624 in 2001 and $5,638 in 2000 ............................        10,468        14,404

Goodwill, less accumulated amortization of $17,600 in 2001
   and $13,376 in 2000 ..............................................       151,363       155,587

Other assets ........................................................        12,788        32,019

Separate account assets .............................................    10,958,191     9,831,489
                                                                        -------------------------
Total assets ........................................................   $14,370,642   $11,860,054
                                                                        =========================

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS-(Continued)

                  (Dollars in thousands, except per share data)

                                                             DECEMBER 31,   DECEMBER 31,
                                                                 2001           2000
                                                             ---------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
   Future policy benefits:
     Annuity and interest sensitive life products ........   $  2,178,189   $  1,062,891
     Unearned revenue reserve ............................          6,241          6,817
   Other policy claims and benefits ......................            836             82
                                                             ---------------------------
                                                                2,185,266      1,069,790

Surplus notes ............................................        245,000        245,000
Revolving note payable ...................................          1,400             --
Due to affiliates ........................................         25,080         19,887
Deferred income tax liability ............................         12,612          7,377
Other liabilities ........................................        125,264         69,374
Separate account liabilities .............................     10,958,191      9,831,489
                                                             ---------------------------
                                                               13,552,813     11,242,917

Commitments and contingencies

Stockholder's equity:
   Preferred Stock, par value $5,000 per share, authorized
     50,000 shares .......................................             --             --
   Common stock, par value $10 per share, authorized,
     issued, and outstanding 250,000 shares ..............          2,500          2,500
   Additional paid-in capital ............................        780,436        583,640
   Accumulated other comprehensive gain (loss) ...........          3,804         (4,046)
   Retained earnings .....................................         31,089         35,043
                                                             ---------------------------
Total stockholder's equity ...............................        817,829        617,137
                                                             ---------------------------
Total liabilities and stockholder's equity ...............   $ 14,370,642   $ 11,860,054
                                                             ===========================

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                             (Dollars in thousands)

YEAR ENDED DECEMBER 31                                              2001         2000         1999
                                                                 -----------------------------------
REVENUES:
   Annuity and interest sensitive life product charges .......   $ 163,805    $ 144,877    $  82,935
   Management fee revenue ....................................      25,079       22,982       11,133
   Net investment income .....................................      94,396       64,140       59,169
   Realized losses on  investments ...........................      (6,470)      (6,554)      (2,923)
                                                                 -----------------------------------
                                                                   276,810      225,445      150,314

Insurance benefits and expenses:
   Annuity and interest sensitive life benefits:
     Interest credited to account balances ...................     191,885      183,003      175,257
     Guaranteed benefits reserve change ......................      14,015       12,085           --
     Benefit claims incurred in excess of account balances ...       3,182        4,943        6,370
   Underwriting, acquisition, and insurance expenses:
     Commissions .............................................       2,686        4,836        6,847
     Commissions-- affiliates ................................     229,726      208,883      181,536
     General expenses ........................................     113,259       84,936       60,205
     Insurance taxes, state licenses, and fees ...............       6,610        4,528        3,976
     Policy acquisition costs deferred .......................    (128,249)    (168,444)    (346,396)
     Amortization:
      Deferred policy acquisition costs ......................      45,229       55,154       33,119
      Value of purchased insurance in force ..................       4,403        4,801        6,238
      Goodwill ...............................................       4,224        4,224        4,224
    Expenses and charges reimbursed under modified coinsurance
     agreements ..............................................      (1,085)      (7,030)      (9,247)
    Expenses and charges reimbursed under modified coinsurance
     agreements - affiliates .................................    (224,549)    (218,757)          --
                                                                 -----------------------------------
                                                                   261,336      173,162      122,129

Interest expense .............................................      19,252       19,867        8,894
                                                                 -----------------------------------
                                                                   280,588      193,029      131,023
                                                                 -----------------------------------
Income (loss) before income taxes ............................      (3,778)      32,416       19,291

Income taxes .................................................         176       13,236        8,077
                                                                 -----------------------------------

Net income (loss) ............................................   $  (3,954)   $  19,180    $  11,214
                                                                 ===================================

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                             (Dollars in thousands)

                                                                           Accumulated
                                                              Additional      Other                     Total
                                                    Common      Paid-in   Comprehensive   Retained  Stockholder's
                                                     Stock      Capital   Income (Loss)   Earnings     Equity
                                                  -------------------------------------------------------------
Balance at December 31, 1998 ..................   $   2,500    $ 347,640    $    (895)   $   4,649    $ 353,894
   Comprehensive income:
     Net income ...............................          --           --           --       11,214       11,214
     Change in net unrealized
      investment losses .......................          --           --       (8,259)          --       (8,259)
                                                                                                      ---------
   Comprehensive income .......................                                                           2,955
   Contribution of capital ....................          --      121,000           --           --      121,000
                                                  -------------------------------------------------------------
Balance at December 31, 1999 ..................   $   2,500    $ 468,640    $  (9,154)   $  15,863    $ 477,849
   Comprehensive income:
     Net income ...............................          --           --           --       19,180       19,180
     Change in net unrealized
      investment gains ........................          --           --        5,108           --        5,108
                                                                                                      ---------
   Comprehensive income .......................                                                          24,288
   Contribution of capital ....................          --      115,000           --           --      115,000
                                                  -------------------------------------------------------------
Balance at December 31, 2000 ..................   $   2,500    $ 583,640    $  (4,046)   $  35,043    $ 617,137
   Comprehensive income:
     Net loss .................................          --           --           --       (3,954)      (3,954)
     Change in net unrealized
      investment gains ........................          --           --        7,850           --        7,850
                                                                                                      ---------
   Comprehensive income .......................                                                           3,896
   Contribution of capital ....................          --      196,796           --           --      196,796
                                                  -------------------------------------------------------------
Balance at December 31, 2001 ..................   $   2,500    $ 780,436    $   3,804    $  31,089    $ 817,829
                                                  =============================================================

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                             (Dollars in thousands)

YEAR ENDED DECEMBER 31                                         2001           2000           1999
                                                           -----------------------------------------
OPERATING ACTIVITIES
Net income (loss) ......................................   $    (3,954)   $    19,180    $    11,214
Adjustments to reconcile net income to net cash
  provided by (used in) operations:
   Adjustments related to annuity and
     interest sensitive life products:
     Interest credited and other charges on
       interest sensitive products .....................       191,885        183,003        175,257
     Charges for mortality and administration ..........          (341)          (313)           524
     Change in unearned revenues .......................          (576)           517          2,460
   Increase in policy liabilities and accruals .........           754             74              8
   Increase in guaranteed benefits reserve .............        28,173         26,727             --
   Decrease (increase) in accrued investment income ....       (13,165)         1,592         (1,553)
   Policy acquisition costs deferred ...................      (128,249)      (168,444)      (346,396)
   Amortization of deferred policy acquisition costs ...        45,229         55,154         33,119
   Amortization of value of purchased
     insurance in force ................................         4,403          4,801          6,238
   Change in other assets, due to/from affiliates, other
     liabilities, and accrued income taxes .............       108,578        (78,482)        24,845
   Provision for depreciation and amortization .........         1,341          9,062          9,296
   Provision for deferred income taxes .................          (606)        13,282          8,077
   Realized losses on investments ......................         6,470          6,554          2,923
                                                           -----------------------------------------
Net cash provided by (used in) operating activities ....       239,942         72,707        (73,988)
                                                           -----------------------------------------

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments:
   Fixed maturities - available for sale ...............       880,688        205,136        220,547
   Mortgage loans on real estate .......................       135,996         12,701          6,572
   Equity securities ...................................         6,956          6,128             --
   Policy loans - net ..................................            --            834             --
   Short-term investments - net ........................            --             --            980
                                                           -----------------------------------------
                                                             1,023,640        224,799        228,099
Acquisition of investments:
   Fixed maturities - available for sale ...............    (2,070,849)      (154,028)      (344,587)
   Equity securities ...................................           (40)            --             --
   Mortgage loans on real estate .......................      (250,314)       (12,887)        (9,659)
   Policy loans - net ..................................        (1,524)            --         (2,385)
   Short-term investments - net ........................        (4,721)        (5,300)            --
                                                           -----------------------------------------
                                                            (2,327,448)      (172,215)      (356,631)
Issuance of reciprocal loan agreement receivables ......            --        (16,900)            --
Receipt of repayment of reciprocal loan agreement
  receivables ..........................................            --         16,900             --
Net sale (purchase) of property and equipment ..........         1,248         (3,285)        (8,968)
                                                           -----------------------------------------
Net cash provided by (used in) investing activities ....    (1,302,560)        49,299       (137,500)

See accompanying notes.


                                       6

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)

                             (Dollars in thousands)

YEAR ENDED DECEMBER 31                                         2001           2000           1999
                                                           -----------------------------------------
FINANCING ACTIVITIES
Proceeds from reciprocal loan agreement
   borrowings with affiliates ..........................   $    69,300    $   178,900    $   396,350
Repayment of reciprocal loan agreement
   borrowings with affiliates ..........................       (69,300)      (178,900)      (396,350)
Proceeds from revolving note payable ...................         3,078         67,200        220,295
Repayment of revolving note payable ....................        (1,678)       (68,600)      (218,895)
Proceeds from surplus note with affiliates .............            --             --        160,000
Receipts from annuity and interest
   sensitive life policies credited to
   account balances ....................................     1,933,148        801,793        773,685
Return of account balances on annuity
   and interest sensitive life policies ................      (134,787)      (141,440)      (146,607)
Net reallocations to separate accounts .................      (902,895)      (825,848)      (650,270)
Contributions of capital by EIC ........................       196,796        115,000        121,000
                                                           -----------------------------------------
Net cash provided by (used in) financing activities ....     1,093,662        (51,895)       259,208
                                                           -----------------------------------------

Increase in cash and cash equivalents ..................        31,044         70,111         47,720
Cash and cash equivalents at
   beginning of period .................................       164,682         94,571         46,851
                                                           -----------------------------------------
Cash and cash equivalents at
   end of period .......................................   $   195,726    $   164,682    $    94,571
                                                           =========================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW
   INFORMATION
Cash paid during the period for:
   Interest ............................................   $    14,955    $    22,444    $     6,392
   Income taxes ........................................            --            957             --

See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                December 31, 2001

1.   SIGNIFICANT ACCOUNTING POLICIES
------------------------------------

CONSOLIDATION
The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION
Golden American, a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. Equitable Life is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. (EIC). First Golden is licensed to sell insurance products in New York and Delaware. The Companies' variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Companies' primary customers are consumers and corporations.

On December 3, 2001, the Board of Directors of EIC approved a plan to contribute its holding of 100% of the stock of its wholly owned subsidiary, Golden American to another wholly owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware.

On October 24, 1997 ("the merger date"), PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("the merger") dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc., a Delaware corporation.

INVESTMENTS
Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 2001 and 2000, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans on Real Estate: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal. Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities, which consist of the Companies' investment in its registered separate accounts, are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

Accounting for Derivative Instruments and Hedging Activities: The Companies may from time to time utilize various derivative instruments to manage interest rate and price risk (collectively, market risk). The Companies have appropriate controls in place, and financial exposures are monitored and managed by the Companies as an integral part of their overall risk management program. Derivatives are recognized on the balance sheet at their fair value.

The change in a derivative's fair value is generally to be recognized in current period earnings, unless the derivative is specifically designated as a hedge of an exposure. If certain conditions are met, a derivative may be specifically designated as a hedge of an exposure to changes in fair value, variability of cash flows, or certain foreign currency exposures. When designated as a hedge, the fair value should be recognized currently in earnings or other comprehensive income, depending on whether such designation is considered a fair value hedge or a cash flow hedge. With respect to fair value hedges, the fair value of the derivative, as well as changes in the fair value of the hedged item, are reported in earnings. For cash flow hedges, changes in the derivatives' fair value are reported in other comprehensive income and subsequently reclassified into earnings when the hedged item affects earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

The Companies occasionally purchase a financial instrument that contains a derivative that is "embedded" in the instrument. The Companies' insurance products are also reviewed to determine whether they contain an embedded derivative. The Companies assess whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. In cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings, or the Companies are unable to reliably identify and measure the embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business have been deferred. Other expenses related to the production of new business that were deferred totaled $28.3 million during 2001, $16.3 million during 2000, and $29.6 million during 1999. Acquisition costs for variable insurance products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment, and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis.

In June 2001, the Financial Accounting Standards Board issued Statements of Financial Accounting Standards No. 141, "Business Combinations", and No. 142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. For additional information, refer to the Pending Accounting Standards disclosure in Note 1.

FUTURE POLICY BENEFITS
Future policy benefits for divisions of the variable products with fixed interest guarantees are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 12.00% during 2001, 3.00% to 14.00% during 2000 and 3.00% to 11.00% during 1999. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

SEPARATE ACCOUNTS
Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable contracts. Contractholders, rather than the Companies, bear the investment risk for variable products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. Under Delaware insurance law, the portion of the separate account assets equal to the reserves and other liabilities of variable contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable insurance products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration, and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2002, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities. Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.

SEGMENT REPORTING
The Companies manage their business as one segment, the sale of variable and fixed insurance products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable insurance products are sold to consumers and corporations throughout the United States.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities), and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding items are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

NEW ACCOUNTING STANDARDS
Derivatives: As of January 1, 2001, the Companies adopted FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB Statement No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting.

Adoption of FAS No. 133 did not have a material effect on the Companies' financial position or results of operations given the Companies' limited derivative and embedded derivative holdings.

The Companies chose to elect a transition date of January 1, 1999 for embedded derivatives. Therefore, only those derivatives embedded in hybrid instruments issued, acquired or substantively modified by the entity on or after January 1, 1999 are recognized as separate assets or liabilities. The cumulative effect of the accounting change upon adoption was not material.

Recognition of Interest Income and Impairment on Purchased and Beneficial Interests in Securitized Financial Assets: Effective April 2001, the Companies adopted Emerging Issues Task Force Issue "EITF" 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets. EITF 99-20 states that interest income earned on retained or purchased beneficial interests in securitized financial assets should be recognized over the life of the investment based on an anticipated yield determined by periodically estimating cash flows. Interest income should be revised prospectively for changes in cash flows. Additionally, impairment should be recognized if the fair value of the beneficial interest has declined below its carrying amount and the decline is other than temporary. The impact of adoption was not significant to the Companies financial position or results of operations.

Pending Accounting Standards: Goodwill: In June 2001, the Financial Accounting Standards Board issued Statements of Financial Accounting Standards No. 141, "Business Combinations", and No. 142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. Under the new rules, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the Statements. Other intangible assets will continue to be amortized over their useful lives. The Companies are required to adopt the new rules effective January 1, 2002. The Companies are evaluating the impact of the adoption of these standards and have not yet determined the effect of adoption on their financial position and results of operations.

RECLASSIFICATIONS
Certain amounts in the 2000 and 1999 financial statements have been reclassified to conform to the 2001 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING
---------------------------------

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable insurance products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable insurance products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets; (12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $156.4 million in 2001, $71.1 million in 2000, and $85.6 million in 1999. Total statutory capital and surplus was $451.6 million and $406.9 million at December 31, 2001 and 2000, respectively.

The National Association of Insurance Commissioners has revised the Accounting Practices and Procedures Manual, the guidance that defines statutory accounting principles. The revised manual was effective January 1, 2001, and has been adopted, at least in part, by the States of Delaware and New York, which are the states of domicile for Golden American and First Golden, respectively. The revised manual resulted in changes to the accounting practices that the Companies use to prepare their statutory-basis financial statements. The impact of these changes to the Companies' statutory-basis capital and surplus as of January 1, 2001 was not significant.

3.   INVESTMENT OPERATIONS
--------------------------

INVESTMENT RESULTS
Major categories of net investment income are summarized below:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                     (Dollars in thousands)

     Fixed maturities ......................   $ 83,654    $ 55,302    $ 50,352
     Equity securities .....................         --         248         515
     Mortgage loans on real estate .........     11,205       7,832       7,074
     Policy loans ..........................        793         516         485
     Short-term investments and cash and
        cash equivalents ...................      2,605       2,253       2,583
     Other, net ............................        598         543         388
                                               --------------------------------
     Gross investment income ...............     98,855      66,694      61,397
     Less investment expenses ..............     (4,459)     (2,554)     (2,228)
                                               --------------------------------
     Net investment income .................   $ 94,396    $ 64,140    $ 59,169
                                               ================================


Realized losses on investments follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                     (Dollars in thousands)

     Fixed maturities, available for sale ..   $ (4,848)   $ (6,289)   $ (2,910)
     Equity securities .....................     (1,622)       (213)         --
     Mortgage loans on real estate .........         --         (52)        (13)
                                               --------------------------------
     Realized losses on investments ........   $ (6,470)   $ (6,554)   $ (2,923)
                                               ================================


The change in unrealized appreciation (depreciation) of securities at fair value follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                     (Dollars in thousands)

     Fixed maturities, available for sale ..   $ 18,559    $ 16,558    $(24,944)
     Equity securities .....................      1,801      (4,198)      5,301
                                               --------------------------------
     Change in unrealized appreciation
        (depreciation) of securities .......   $ 20,360    $ 12,360    $(19,643)
                                               ================================

At December 31, 2001 and December 31, 2000, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:

                                                      Gross       Gross       Estimated
                                       Amortized   Unrealized   Unrealized      Fair
December 31, 2001                         Cost        Gains       Losses        Value
                                      --------------------------------------------------
                                                    (Dollars in thousands)
   U.S. government and governmental
    agencies and authorities ......   $  132,081   $      479   $   (3,435)   $  129,125
   Public utilities ...............       39,775          345       (1,374)       38,746
   Foreign government .............      143,574        3,326         (213)      146,687
   Corporate securities ...........    1,111,798       15,027      (10,037)    1,116,788
   Other asset-backed securities ..      388,250        7,233       (1,647)      393,836
   Mortgage-backed securities .....      167,049        3,554         (872)      169,731
                                      --------------------------------------------------
   Total ..........................   $1,982,527   $   29,964   $  (17,578)   $1,994,913
                                      ==================================================

                                                      Gross       Gross       Estimated
                                       Amortized   Unrealized   Unrealized      Fair
December 31, 2000                         Cost        Gains       Losses        Value
                                      -------------------------------------------------
                                                    (Dollars in thousands)

   U.S. government and governmental
    agencies and authorities ......   $   18,607   $      580   $      (16)   $  19,171
   Public utilities ...............       54,132          294       (1,600)      52,826
   Corporate securities ...........      355,890        1,318       (8,006)     349,202
   Other asset-backed securities ..      223,787        2,166       (1,831)     224,122
   Mortgage-backed securities .....      146,335        1,465         (543)     147,257
                                      -------------------------------------------------
   Total ..........................   $  798,751   $    5,823   $  (11,996)   $ 792,578
                                      =================================================

Short-term investments and cash and cash equivalents have been excluded from the above schedules. Amortized cost approximates fair value for these securities. At December 31, 2001, net unrealized investment gain on fixed maturities designated as available for sale totaled $12,386,000. Appreciation of $3,816,000 was included in stockholder's equity at December 31, 2001 (net of adjustments of $535,000 to VPIF, $5,979,000 to DPAC, and $2,056,000 to deferred income taxes). At December 31, 2000, net unrealized investment loss on fixed maturities designated as available for sale totaled $6,173,000. Depreciation of $1,447,000 was included in stockholder's equity at December 31, 2000 (net of adjustments of $801,000 to VPIF, $3,146,000 to DPAC, and $779,000 to deferred income taxes).

At December 31, 2001, net unrealized depreciation on equity securities was comprised entirely of gross depreciation of $19,000. At December 31, 2000, net unrealized depreciation on equity securities was comprised entirely of gross depreciation of $1,820,000.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 2001 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         Amortized    Estimated
   December 31, 2001                                       Cost      Fair Value
                                                        -----------------------
                                                         (Dollars in thousands)

   Due within one year ..............................   $   78,928   $   79,718
   Due after one year through five years ............      369,061      377,078
   Due after five years through ten years ...........      731,087      729,731
   Due after ten years ..............................      248,152      244,819
                                                        -----------------------
                                                         1,427,228    1,431,346
   Other asset-backed securities ....................      388,250      393,836
   Mortgage-backed securities .......................      167,049      169,731
                                                        -----------------------
   Total ............................................   $1,982,527   $1,994,913
                                                        =======================

An analysis of sales, maturities, and principal repayments of the Companies' fixed maturities portfolio follows:

                                                             Gross     Gross      Proceeds
                                                Amortized   Realized  Realized      from
                                                  Cost       Gains     Losses       Sale
                                                ------------------------------------------
                                                           (Dollars in thousands)
   For the year ended December 31, 2001:
   Scheduled principal repayments, calls, and
     tenders ................................   $168,703   $     --   $     --    $168,703
   Sales ....................................    712,443      6,569     (7,027)    711,985
                                                ------------------------------------------
   Total ....................................   $881,146   $  6,569   $ (7,027)   $880,688
                                                ==========================================

   For the year ended December 31, 2000:
   Scheduled principal repayments, calls, and
     tenders ................................   $ 91,158   $    122   $     (1)   $ 91,279
   Sales ....................................    120,125        285     (6,553)    113,857
                                                ------------------------------------------
   Total ....................................   $211,283   $    407   $ (6,554)   $205,136
                                                ==========================================

   For the year ended December 31, 1999:
   Scheduled principal repayments, calls, and
     tenders ................................   $141,346   $    216   $   (174)   $141,388
   Sales ....................................     80,472        141     (1,454)     79,159
                                                ------------------------------------------
   Total ....................................   $221,818   $    357   $ (1,628)   $220,547
                                                ==========================================

Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. These impairment losses are included in the realized gains and losses on investments in the consolidated statement of operations.

During 2001, Golden American determined that the carrying value of eleven bonds exceeded their estimated net realizable value. As a result, as of December 31, 2001, Golden American recognized a total pre-tax loss of $4.4 million to reduce the carrying value of the bonds to their combined net realizable value of $5.5 million.

During the second quarter of 2000, Golden American determined that the carrying value of an impaired bond exceeded its estimated net realizable value. As a result, on June 30, 2000, Golden American recognized a total pre-tax loss of approximately $142,000 to reduce the carrying value of the bond to its net realizable value of $315,000 at December 31, 2000.

During the fourth quarter of 1998, Golden American determined that the carrying value of two bonds exceeded their estimated net realizable value. As a result, at December 31, 1998, Golden American recognized a total pre-tax loss of $973,000 to reduce the carrying value of the bonds to their combined net realizable value of $2,919,000. During the second quarter of 1999, further information was received regarding these bonds and Golden American determined that the carrying value of the two bonds exceeded their estimated net realizable value. As a result, at June 30, 1999, Golden American recognized a total pre-tax loss of $1,639,000 to further reduce the carrying value of the bonds to their combined net realizable value of $1,137,000. During the years 2000 and 2001, these bonds had no further reduction in carrying value.

Investments on Deposit: At December 31, 2001, bonds with a par value of $6,870,000, unchanged from December 31, 2000, were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies require diversification by asset type and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as applicable regulatory requirements. The following percentages relate to holdings at December 31, 2001 and December 31, 2000. Fixed maturities includes investments in industrials (37% in 2001, 29% in 2000), governmental securities (18% in 2001, 3% in 2000), mortgage-backed securities (16% in 2001, 26% in 2000), other asset-backed securities (12% in 2001, 20% in 2000), and financial companies (10% in 2001, 14% in 2000). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as Ohio (20% in 2001 and 4% in 2000) and California (18% in 2001 and 15% in 2000). There are no other concentrations of mortgage loans on real estate in any state exceeding ten percent at December 31, 2001 and 2000. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in multi-family apartments (36% in 2001 and 10% in 2000), industrial buildings (19% in 2001, 35% in 2000), retail facilities (20% in 2001, 18% in 2000), and office buildings (21% in 2001, 29% in 2000). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 2001.

4.   DERIVATIVE INSTRUMENTS
---------------------------

The Companies may from time to time utilize various derivative instruments to manage interest rate and price risk (collectively, market risk). The Companies have appropriate controls in place, and financial exposures are monitored and managed by the Companies as an integral part of their overall risk management program. Derivatives are recognized on the balance sheet at their fair value. At December 31, 2001, the Companies did not utilize any such derivatives.

The estimated fair values and carrying amounts of the Companies' embedded derivatives at December 31, 2001 were $0, net of reinsurance. The estimated fair values and carrying amounts of the embedded derivatives on a direct basis, before reinsurance, were $3.1 million.

The fair value of these instruments was estimated based on quoted market prices, dealer quotations or internal estimates.

5.   COMPREHENSIVE INCOME
-------------------------

Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Other comprehensive income excludes net investment losses included in net income, which merely represent transfers from unrealized to realized gains and losses. These amounts total $3,213,000, $1,751,000, and $1,468,000 in the years ended December 31, 2001, 2000, and 1999, respectively. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $3,257,000, $4,751,000, and $1,441,000 in the years ended December 31, 2001, 2000, and 1999, respectively.

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS
-----------------------------------------

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts, and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of invested assets, the duration and interest credited on insurance liabilities, and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

DECEMBER 31                                             2001                        2000
                                              ----------------------------------------------------
                                                             Estimated                   Estimated
                                                Carrying       Fair         Carrying       Fair
                                                 Value         Value         Value        Value
                                              ----------------------------------------------------
                                                              (Dollars in thousands)
ASSETS
   Fixed maturities, available for sale ...   $ 1,994,913   $ 1,994,913   $   792,578   $  792,578
   Equity securities ......................            55            55         6,791        6,791
   Mortgage loans on real estate ..........       213,883       219,158        99,916      100,502
   Policy loans ...........................        14,847        14,847        13,323       13,323
   Short-term investments .................        10,021        10,021       106,775      106,775
   Cash and cash equivalents ..............       195,726       195,726        63,207       63,207
   Separate account assets ................    10,958,191    10,958,191     9,831,489    9,831,489

LIABILITIES
   Annuity products .......................     2,162,381     1,983,833     1,047,932      962,810
   Surplus notes ..........................       245,000       358,064       245,000      204,455
   Revolving note payable .................         1,400         1,400            --           --
   Separate account liabilities ...........    10,958,191    10,958,191     9,831,489    9,831,489

The following methods and assumptions were used by the Companies in estimating fair values.

Fixed maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy loans: Carrying values approximate the estimated fair value for policy loans.

Short-term investments and cash and cash equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

Revolving note payable: Carrying value reported in the Companies' historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

7.   VALUE OF PURCHASED INSURANCE IN FORCE
------------------------------------------

As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Interest was accrued at a rate of 7.37% during 2001 (7.32% during 2000, and 7.33% during 1999).

A reconciliation of the change in the VPIF asset follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                    (Dollars in thousands)

     Beginning balance .....................   $ 25,942    $ 31,727    $ 35,977
       Accretion of interest ...............      1,617       2,016       2,372
       Amortization of asset ...............     (6,020)     (6,817)     (8,610)
       Adjustment for unrealized
         gains (losses) ....................     (1,336)       (984)      1,988
                                               --------------------------------
     Ending balance ........................   $ 20,203    $ 25,942    $ 31,727
                                               ================================

Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2001, is $3.1 million in 2002, $2.8 million in 2003, $2.4 million in 2004, $1.9 million in 2005, and $1.4 million in 2006. Actual amortization may vary based upon changes in assumptions and experience.

8.   INCOME TAXES
-----------------

Golden American files a consolidated federal income tax return with First Golden. Golden American has a tax allocation agreement with First Golden whereby Golden American charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses used in consolidation.

At December 31, 2001, the Companies have net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $345,859,000. Approximately $5,094,000, $3,354,000, $50,449,000, $94,078,000 $91,107,000 and
$101,777,000 of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012, 2013, 2014, 2015 and 2016, respectively.

Income Tax Expense (Benefit)
Income tax expense (benefit) included in the consolidated financial statements follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                    (Dollars in thousands)

     Current ...............................   $    782    $    (46)   $     --
     Deferred ..............................       (606)     13,282       8,077
                                               --------------------------------
                                               $    176    $ 13,236    $  8,077
                                               ================================

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

     YEAR ENDED DECEMBER 31,                     2001        2000        1999
                                               --------------------------------
                                                    (Dollars in thousands)

     Income before income taxes ............   $ (3,778)   $ 32,416    $ 19,291
                                               ================================

     Income tax at federal statutory rate .. $ (1,322) $ 11,346 $ 6,752 Tax effect of:
       Goodwill amortization ...............      1,033       1,033       1,033
       Meals and entertainment .............        480         292         199
       Other items .........................        (15)        565          93
                                               --------------------------------
     Income tax expense ....................   $    176    $ 13,236    $  8,077
                                               ================================

DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December 31, 2001 and 2000 follows:

   DECEMBER 31                                              2001          2000
   ----------------------------------------------------------------------------
                                                         (Dollars in thousands)
   Deferred tax assets:
      Net unrealized depreciation of securities
        at fair value ................................   $       7    $     637
      Net unrealized depreciation of available
        for sale fixed maturities ....................          --          779
      Future policy benefits .........................     176,331      163,691
      Net operating loss carryforwards ...............     121,711       66,380
                                                         ----------------------
                                                           298,049      231,487

   Deferred tax liabilities:
      Tax deductible goodwill ........................      (3,547)      (2,696)
      Net unrealized appreciation of available
         for sale fixed maturities ...................      (2,056)          --
      Fixed maturity securities ......................     (17,812)     (17,774)
      Deferred policy acquisition costs ..............    (222,781)    (184,743)
      Value of purchased insurance in force ..........      (6,894)      (8,512)
      Other ..........................................     (57,571)     (23,723)
                                                         ----------------------
                                                          (310,661)    (237,448)
                                                         ----------------------
   Valuation allowance ...............................          --       (1,416)
                                                         ----------------------
   Net deferred income tax liability .................   $ (12,612)   $  (7,377)
                                                         ======================

At December 31, 2001, the Companies reported, for financial statement purposes, net unrealized gains on certain investments that generated deferred tax liabilities which have been recognized for tax purposes. At December 31, 2000, the Companies reported, for financial statement purposes, unrealized losses on certain investments, which have not been recognized for tax purposes. Since it was uncertain as to whether these capital losses, if ever realized, could be utilized to offset capital gains, a valuation allowance was established for the tax effect of the financial statement losses.

The Companies establish reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

9.   RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION
-----------------------------------------------------

DEFINED BENEFIT PLANS
In 2001, 2000 and 1999, the Companies were allocated their share of the pension liability associated with their employees. During these years, the Companies' employees were covered by the employee retirement plan of Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k).

As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING North America Insurance Corporation ("ING North America"), including Equitable Life, were merged into one plan which will be recognized in ING North America's financial statements. The Companies also transferred their pension liabilities to the Parent at that date. In exchange for these liabilities, the Companies received a capital contribution, net of taxes, from the Parent.

The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 2001:

                                                           2001         2000
                                                         ----------------------
                                                         (Dollars in thousands)
     Change in benefit obligation:
       Benefit obligation at January 1 ...............   $  7,906      $  4,221
       Service cost ..................................      1,998         1,569
       Interest cost .................................        768           554
       Actuarial (gain) loss .........................     (2,710)        1,562
       Plan Amendments ...............................       (171)           --
       Transfer of benefit obligation to the Parent ..     (7,791)           --
                                                         ----------------------
       Benefit obligation at December 31 .............   $     --      $  7,906
                                                         ======================
     Funded status:
       Funded status at December 31 prior to the
         transfer of the benefit obligation to
         the Parent ..................................   $ (7,791)     $ (7,906)
       Unrecognized past service cost ................     (1,117)          141
       Unrecognized net loss .........................         (8)        1,627
       Transfer of the funded status to the Parent ...      8,916            --
                                                         ----------------------
       Net amount recognized .........................   $     --      $ (6,138)
                                                         ======================

Prior to the merger of the qualified benefit plans of ING's US subsidiaries at December 31, 2001, the Companies' plan assets were held by Equitable Life, an affiliate. During 1998, the Equitable Life Employee Pension Plan began investing in an undivided interest of the ING-NA Master Trust (the "Master Trust"). Boston Safe Deposit and Trust Company holds the Master Trust's investment assets.

The weighted-average assumptions used in the measurement of the Companies' December 31, 2001 benefit obligation, prior to the merger of the qualified benefit plans of ING, follows:

     DECEMBER 31                                           2001         2000
                                                       -------------------------

     Discount rate ...............................         7.50%        7.75%
     Expected return on plan assets ..............         9.25         9.25
     Rate of compensation increase ...............         4.50         5.00


The following table provides the net periodic benefit cost for the fiscal years 2001, 2000, and 1999:

     YEAR ENDED DECEMBER 31,                        2001       2000       1999
                                                  -----------------------------
                                                      (Dollars in thousands)

     Service cost ...........................     $ 1,998    $ 1,569    $ 1,500
     Interest cost ..........................         768        554        323
     Unrecognized past service cost .........          11         --         --
                                                  -----------------------------
     Net periodic benefit cost ..............     $ 2,777    $ 2,123    $ 1,823
                                                  =============================

There were no gains or losses resulting from curtailments or settlements during 2001, 2000, or 1999.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $0 as of December 31, 2001 and $7,906,000, $4,701,000, and $0, respectively, as of December 31, 2000.

10.  RELATED PARTY TRANSACTIONS
-------------------------------

Operating Agreements: Directed Services, Inc. ("DSI"), an affiliate, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2001, 2000, and 1999, the Companies paid commissions to DSI totaling $229,726,000, $208,883,000, and $181,536,000, respectively.

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2001, 2000, and 1999, the fee was $23,138,000, $21,296,000, and $10,136,000,
respectively.

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2001, 2000, and 1999, the Companies incurred fees of $4,392,000, $2,521,000, and $2,227,000, respectively, under this agreement.

Golden American has a guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. On June 30, 2001 and 2000, Golden American incurred a fee of $12,000 and $7,000, respectively, under this agreement. No annual fee was paid in 1999.

Golden American provides certain advisory, computer, and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $8,192,000, $6,193,000, and $6,107,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $309,000, $1,270,000, and $1,251,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

During 2001, the State of Delaware Insurance Department approved expense sharing agreements with ING America Insurance Holdings, Inc. ("ING AIH") for administrative, management, financial, and information technology services. Under these agreements with ING AIH, Golden American incurred expenses of $23,153,000 for the year ended December 31, 2001.

First Golden provided resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $139,000, $223,000, and $387,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $478,000, $455,000, and $244,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

Golden American provides resources and services to United Life & Annuity Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $383,000, $593,000 and $460,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

The Companies provide resources and services to Security Life of Denver Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by the Companies, totaled $326,000, $261,000 and $216,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

The Companies provide resources and services to Southland Life Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $132,000, $115,000 and $103,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

In 2001, 2000, and 1999, the Companies received 14.0%, 11.3%, and 10.0% of total premiums, net of reinsurance, for variable products sold through eight affiliates as noted in the following table:

     YEAR ENDED DECEMBER 31,                      2001        2000       1999
                                                -------------------------------
                                                    (Dollars in thousands)

     LSSI....................................   $ 124.4     $ 127.0     $ 168.5
     Vestax Securities Corporation...........      35.3        47.2        88.1
     DSI.....................................       1.1         1.4         2.5
     Multi-Financial Securities Corporation..
                                                   26.2        38.6        44.1
     IFG Network Securities, Inc.............      12.8        23.1        25.8
     Washington Square ......................      99.2        44.6          --
     Primevest...............................      46.0         6.2          --
     Compulife...............................       6.6         2.7          --
                                                -------------------------------
     Total...................................   $ 351.6     $ 290.8     $ 329.0
                                                ===============================

Modified Coinsurance Agreement: On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $224.5 million and $218.8 million for the years ended December 31, 2001 and 2000, respectively. This was offset by a decrease in policy acquisition costs deferred of $257.5 million and $223.7 million, respectively, for the same periods. As at December 31, 2001 and 2000, Golden American also had a payable to Equitable Life of $22.6 million and $16.3 million, respectively, due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Reinsurance Agreement Covering Minimum Guaranteed Benefits: On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued on or after January 1, 2000. Golden American also obtained an irrevocable letter of credit through Bank of New York in the amount of $25 million related to this agreement. Effective December 24, 2001, the letter of credit amount was revised to $70 million. Under this agreement, Golden American recorded a reinsurance recoverable of $28.8 million and $14.6 million at December 31, 2001 and 2000, respectively.

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $26,000, $481,000, and $815,000 for the years ended December 31, 2001, 2000, and 1999, respectively. At December 31, 2001, 2000, and 1999, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

Surplus Notes: On December 30, 1999, Golden American issued an 8.179% surplus note in the amount of $50,000,000 to Equitable Life. The note matures on December 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,089,000 and $4,112,000 for the years ended December 31, 2001 and 2000, respectively. Golden American incurred no interest expense during the year ended December 31, 1999.

On December 8, 1999, Golden American issued a 7.979% surplus note in the amount of $35,000,000 to First Columbine Life Insurance Company ("First Columbine"), an affiliate. The note matures on December 7, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $2,792,000, $2,961,000, and $0 for the years ended December 31, 2001, 2000, and
1999, respectively.

On September 30, 1999, Golden American issued a 7.75% surplus note in the amount of $75,000,000 to ING AIH. The note matures on September 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $5,813,000, $5,813,000, and $1,469,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

On December 30, 1999, ING AIH assigned the note to Equitable Life. On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,350,000 in 2001, unchanged from 2000 and 1999.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 2001, unchanged from 2000 and 1999. On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock).

As at December 31, 2000, Golden American also had a receivable of $35,000,000 from capital contributions made by EIC.

Stockholder's Equity: During 2001, 2000, and 1999, Golden American received capital contributions from EIC of $196,796,000, $80,000,000, and $121,000,000, respectively.

11.  COMMITMENTS AND CONTINGENCIES
----------------------------------

Reinsurance: At December 31, 2001, the Companies had reinsurance treaties with five unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $94,783,000, and $105,334,000 at December 31, 2001 and 2000, respectively. At
December 31, 2001 and 2000, the Companies had net receivables of $55,951,000 and $33,973,000, respectively, for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2001 and 2000, respectively, these net receivables were comprised of $7,820,000 and $1,820,000, respectively, for claims recoverable from reinsurers, $3,376,000 and $4,007,000, respectively, for a payable for reinsurance premiums, $28,800,000 and $14,642,000, respectively, for reserve credits, and $22,707,000 and $21,518,000, respectively, for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $30,329,000, $21,655,000, and $9,883,000 and net policy benefits recoveries of $21,750,000, $8,927,000, and $3,059,000 for the years ended December 31, 2001,
2000, and 1999, respectively.

On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. At December 31, 2001 and 2000, Golden American had received a total settlement of $224.5 million and $218.8 million, respectively, under this agreement. The carrying value of the separate account liabilities covered under this agreement represent 31.9% and 17.6% of total separate account liabilities outstanding at December 31, 2001 and 2000, respectively. Golden American remains liable to the extent Equitable Life does not meet its obligations under the agreement. The accompanying statement of operations, statement of changes in stockholder's equity and statement of cash flows are presented net of the effects of the agreement.

On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and guaranteed living benefits of variable annuities issued on or after January 1, 2000. Golden American also obtained an irrevocable letter of credit was obtained through Bank of New York in the amount of $25 million related to this agreement. Effective December 24, 2001, the letter of credit amount was revised to $70 million. Under this agreement, Golden American had reserve credits of $28,800,000 and $14,642,000 at December 31, 2001 and 2000, respectively.

On December 29, 2000, First Golden entered into a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum guaranteed death benefits of First Golden's variable annuities issued on or after January 1, 2000.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which decreased income by $458,000 for the year ended December 31, 2001 and increased income by $736,000, and $1,729,000 for the years ended December 31, 2000 and 1999, respectively.

Investment Commitments: At December 31, 2001, outstanding commitments to fund mortgage loans totaled $3,182,000 and outstanding commitments to fund fixed maturities totaled $22,000,000. There were no outstanding commitments to fund mortgage loans and fixed maturities at December 31, 2000.

Guaranty Fund Assessments: Assessments are levied on the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments, review information regarding known failures, and revise estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $4,000, $3,000, and $3,000 for the years ended December 31, 2001, 2000, and 1999, respectively. At December 31, 2001, the Companies have an undiscounted reserve of $2,430,000, unchanged from December 31, 2000, to cover estimated future assessments (net of related anticipated premium tax credits) and have established an asset totaling $712,000, and $733,000, respectively, for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments based upon previous premiums and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Companies currently believe no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in the investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income, and cash flow are primarily generated from the sale of variable insurance products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns, which may result in higher lapse experience than assumed, could cause a severe impact to the Companies' financial condition. Two broker/dealers, having at least ten percent of total net premiums, generated 21% of the Companies' variable annuity sales during 2001 (11% by one broker dealer during 2000 and 28% by two broker/dealers during 1999). Two broker dealers, having at least ten percent of total gross premiums, generated 22% of the Companies' sales during 2001 (21% and 30% by two broker/dealers during 2000 and 1999, respectively). The Premium Plus product generated 43% of the Companies' sales during 2001 (71% during 2000 and 79% during 1999). The ES II product generated 14% of the Companies' sales during 2001 (12% during 2000 and 9% during 1999). The Guarantee product, introduced in the fourth quarter of 2000, generated 22% of the Companies' sales during 2001 (4% during 2000).

Leases: The Companies lease their home office space, certain other equipment, and capitalized computer software under operating leases which expire through 2020. During the years ended December 31, 2001, 2000, and 1999, rent expense totaled $4,298,000, $2,874,000, and $2,273,000, respectively. At December 31,
2001, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 2002 - $3,608,000; 2003 - $2,912,000;
2004 - $2,455,000; 2005 - $2,455,000; 2006 - $2,420,000, and 2007 and thereafter
- $32,451,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies established a revolving note payable with SunTrust Bank, Atlanta (the "Bank"). These revolving notes payable were amended and restated in April 2001 with an expiration date of May 31, 2002. The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the years ended December 31, 2001, 2000, and 1999, the Companies incurred interest expense of $119,000, $87,000, and $198,000, respectively.

At December 31, 2001, the Companies had a $1,400,000 note payable to the Bank under this agreement. At December 31, 2000, there were no amounts outstanding under this agreement.

12.  CHANGE OF OWNERSHIP OF GOLDEN AMERICAN
-------------------------------------------

On December 3, 2001, the Board of Directors of EIC approved a plan to contribute its holding of 100% of the stock of its wholly owned subsidiary, Golden American to another wholly owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware.

13.  MERGER OF FIRST GOLDEN WITH RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
-----------------------------------------------------------------------------

A filing was made on October 31, 2001 in accordance with Item 5 of Form 8-K:
Other Events and Regulation FD Disclosure. The purpose of the filing was to report that on September 25, 2001, the Board of Directors of First Golden approved a plan of merger to merge First Golden into ReliaStar Life Insurance Company of New York ("RLNY"), an affiliate. The merger is currently anticipated to be effective on April 1, 2002, or shortly thereafter, subject to the approval of the Insurance Departments of the States of New York and Delaware.

14.  QUARTERLY DATA (UNAUDITED)
-------------------------------

QUARTER ENDED 2001                     FIRST     SECOND      THIRD      FOURTH
                                     ------------------------------------------
                                               (Dollars in thousands)

Total revenue ...................    $ 72,139   $ 65,435   $ 70,108    $ 69,128
                                     ------------------------------------------
Income (loss) before income taxes      14,267      5,575    (14,329)     (9,291)
Income taxes ....................       5,334      2,373     (5,638)     (1,893)
                                     ------------------------------------------
Net income (loss) ...............    $  8,933   $  3,202   $ (8,691)   $ (7,398)
                                     ==========================================


QUARTER ENDED 2000                     FIRST     SECOND      THIRD      FOURTH
                                     ------------------------------------------
                                               (Dollars in thousands)

Total revenue ...................    $ 55,056   $ 53,672   $ 57,194    $ 59,523
                                     ------------------------------------------
Income before income taxes ......       3,511     10,168     14,207       4,530
Income taxes ....................       1,621      3,981      4,200       3,434
                                     ------------------------------------------
Net income ......................    $  1,890   $  6,187   $ 10,007    $  1,096
                                     ==========================================

FINANCIAL STATEMENTS
Golden American Life Insurance Company
Separate Account B
YEAR ENDED DECEMBER 31, 2001
WITH REPORT OF INDEPENDENT AUDITORS

                     Golden American Life Insurance Company
                               Separate Account B

                              Financial Statements

                          Year ended December 31, 2001




                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Assets and Liabilities............................................3
Statement of Operations.......................................................10
Statements of Changes in Net Assets...........................................17
Notes to Financial Statements.................................................24

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Golden American Life Insurance Company Separate Account B (comprised of the Liquid Asset, Limited Maturity Bond, Large Cap Value, Hard Assets, All-Growth, All Cap, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Core Bond, Developing World, Growth Opportunities, Asset Allocation Growth, Diversified Mid-Cap, Investors, Growth and Income, Special Situations, Internet Tollkeeper, International Equity, Pilgrim Worldwide Growth, Pilgrim Growth Opportunities, Pilgrim MagnaCap, Pilgrim Small Cap Opportunities, Pilgrim Convertible Class, Pilgrim Growth and Income, Pilgrim LargeCap Growth, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Prudential Jennison, SP Jennison International Growth, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International All Cap Growth, Smith Barney Money Market, Asset Allocation, Equity, Galaxy Growth and Income, High Quality Bond, Small Company Growth, Alliance Bernstein Value, Alliance Growth and Income, Premier Growth, GET Fund - Series N, GET Fund - Series P, GET Fund - Series Q, Value Opportunity, Index Plus Large Cap, Index Plus Mid Cap, Index Plus Small Cap, AIM V.I. Dent Demographic Trends, AIM V.I. Growth Fund, Brinson Tactical Allocation, Equity-Income, Growth, Contrafund, Financial Services, Health Sciences, Utilities, Janus Aspen Worldwide Growth, PPI MFS Capital Opportunities, Pioneer Fund VCT, Pioneer Small Company VCT, Pioneer Mid-Cap Value VCT, Bull, Small-Cap, Europe 30, Putnam Growth and Income, International Growth and Income, and Voyager Divisions) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 2001 and the results of its operations and changes in its net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.



Atlanta, Georgia
February 15, 2002



                                      Golden American Life Insurance Company
                                                Separate Account B

                                        Statement of Assets and Liabilities

                                                 December 31, 2001
                                              (DOLLARS IN THOUSANDS)




                                                   LIMITED         LARGE CAP           HARD           ALL            REAL
                               LIQUID ASSET     MATURITY BOND        VALUE            ASSETS          CAP           ESTATE
                                  SERIES            SERIES           SERIES           SERIES         SERIES         SERIES
                           --------------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value         $  1,071,485        $ 364,062      $ 275,489         $ 33,209      $ 299,314      $ 126,169
                           --------------------------------------------------------------------------------------------------
Total assets                       1,071,485          364,062        275,489           33,209        299,314        126,169
                           --------------------------------------------------------------------------------------------------

Net assets                      $  1,071,485        $ 364,062      $ 275,489         $ 33,209      $ 299,314      $ 126,169
                           ==================================================================================================

Net assets:
  Accumulation units            $  1,071,437        $ 363,844      $ 275,489         $ 33,165      $ 299,314      $ 126,057
  Contracts in payout
    (annuitization)
    period                                48              218              -               44              -            112
                           --------------------------------------------------------------------------------------------------
Total net assets                $  1,071,485        $ 364,062      $ 275,489         $ 33,209      $ 299,314      $ 126,169
                           ==================================================================================================


Total number of shares:        1,071,485,356       33,035,775     27,061,741        3,392,106     25,959,582      8,067,044
                           ==================================================================================================

Cost of shares:                 $  1,071,485        $ 364,901      $ 277,825         $ 36,213      $ 302,930      $ 124,881
                           ==================================================================================================



SEE ACCOMPANYING NOTES.


                                                                  3


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)




                               FULLY        EQUITY        CAPITAL         RISING          VALUE     STRATEGIC
                              MANAGED       INCOME      APPRECIATION     DIVIDENDS       EQUITY       EQUITY
                              SERIES        SERIES         SERIES         SERIES         SERIES       SERIES
                         ----------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $ 644,971     $ 416,763      $ 440,209       $ 732,049     $ 199,039     $ 259,382
                         ----------------------------------------------------------------------------------------
Total assets                  644,971       416,763        440,209         732,049       199,039       259,382
                         ----------------------------------------------------------------------------------------

Net assets                  $ 644,971     $ 416,763      $ 440,209       $ 732,049     $ 199,039     $ 259,382
                         ========================================================================================

Net assets:
  Accumulation units        $ 644,164     $ 415,835      $ 439,644       $ 731,833     $ 199,011     $ 259,005
  Contracts in payout
    (annuitization)
    period                        807           928            565             216            28           377
                         ----------------------------------------------------------------------------------------
Total net assets            $ 644,971     $ 416,763      $ 440,209       $ 732,049     $ 199,039     $ 259,382
                         ========================================================================================


Total number of shares:    36,855,530    36,526,275     31,000,609      35,867,139    12,799,939    19,709,934
                         ========================================================================================

Cost of shares:             $ 626,149     $ 429,510      $ 556,440       $ 809,758     $ 205,495     $ 297,335
                         ========================================================================================



SEE ACCOMPANYING NOTES.


                                                                 4


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)




                               SMALL        MANAGED        MID-CAP          CAPITAL                         TOTAL
                                CAP          GLOBAL         GROWTH           GROWTH        RESEARCH        RETURN
                              SERIES         SERIES         SERIES           SERIES         SERIES         SERIES
                         -------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $ 480,513      $ 250,388      $ 928,290        $ 395,434      $ 637,711       $ 793,394
                         -------------------------------------------------------------------------------------------
Total assets                  480,513        250,388        928,290          395,434        637,711         793,394
                         -------------------------------------------------------------------------------------------

Net assets                  $ 480,513      $ 250,388      $ 928,290        $ 395,434      $ 637,711       $ 793,394
                         ===========================================================================================

Net assets:
  Accumulation units        $ 480,417      $ 250,229      $ 928,125        $ 395,434      $ 637,711       $ 793,394
  Contracts in payout
    (annuitization)
    period                         96            159            165                -              -               -
                         -------------------------------------------------------------------------------------------
Total net assets            $ 480,513      $ 250,388      $ 928,290        $ 395,434      $ 637,711       $ 793,394
                         ===========================================================================================


Total number of shares:    45,632,776     24,075,672     65,464,732       31,014,433     39,856,910      49,649,193
                         ===========================================================================================

Cost of shares:             $ 465,162      $ 242,498     $1,070,902        $ 491,153      $ 844,683       $ 812,437
                         ===========================================================================================



SEE ACCOMPANYING NOTES.


                                                                 5


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)




                                              CORE       DEVELOPING    ASSET ALLOCATION   DIVERSIFIED
                               GROWTH         BOND          WORLD           GROWTH          MID-CAP      INVESTORS
                               SERIES        SERIES        SERIES           SERIES          SERIES        SERIES
                         --------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $ 1,002,892     $ 114,996     $  71,466        $ 49,242       $ 57,814        $ 91,400
                         --------------------------------------------------------------------------------------------
Total assets                  1,002,892       114,996        71,466          49,242         57,814          91,400
                         --------------------------------------------------------------------------------------------

Net assets                  $ 1,002,892     $ 114,996     $  71,466        $ 49,242       $ 57,814        $ 91,400
                         ============================================================================================

Net assets:
  Accumulation units        $ 1,002,892     $ 114,996     $  71,351        $ 49,242       $ 57,814        $ 91,400
  Contracts in payout
    (annuitization)
    period                            -             -           115               -              -               -
                         --------------------------------------------------------------------------------------------
Total net assets            $ 1,002,892     $ 114,996     $  71,466        $ 49,242       $ 57,814        $ 91,400
                         ============================================================================================


Total number of shares:      72,673,397    11,751,448    10,063,725       5,653,528      6,277,325       8,704,748
                         ============================================================================================

Cost of shares:             $ 1,275,990     $ 113,923     $  69,466        $ 49,901       $ 57,016        $ 94,635
                         ============================================================================================



SEE ACCOMPANYING NOTES.


                                                                 6


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                                                                                         PILGRIM
                              GROWTH         SPECIAL      INTERNET     INTERNATIONAL     PILGRIM         GROWTH          PILGRIM
                                AND        SITUATIONS    TOLLKEEPER       EQUITY     WORLDWIDE GROWTH OPPORTUNITIES     MAGNACAP
                           INCOME SERIES     SERIES        SERIES         SERIES           FUND         PORTFOLIO       PORTFOLIO
                         ---------------------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value      $  92,720      $ 24,325      $ 5,389     $    144,061      $ 20,014         $ 5,219        $ 5,402
                         ---------------------------------------------------------------------------------------------------------
Total assets                    92,720        24,325        5,389          144,061        20,014           5,219          5,402
                         ---------------------------------------------------------------------------------------------------------

Net assets                   $  92,720      $ 24,325      $ 5,389     $    144,061      $ 20,014         $ 5,219        $ 5,402
                         =========================================================================================================

Net assets:
  Accumulation units         $  92,720      $ 24,325      $ 5,389     $    144,061      $ 20,014         $ 5,219        $ 5,402
  Contracts in payout
    (annuitization)
    period                           -             -            -                -             -               -              -
                         ---------------------------------------------------------------------------------------------------------
Total net assets             $  92,720      $ 24,325      $ 5,389     $    144,061      $ 20,014         $ 5,219        $ 5,402
                         =========================================================================================================


Total number of shares:     10,336,703     2,882,028      700,763       17,377,727     2,791,342         950,753        601,581
                         =========================================================================================================

Cost of shares:              $  96,519      $ 25,447      $ 5,390     $    139,189      $ 20,696         $ 5,216         $ 5,382
                         =========================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 7


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)


                                                                                                        PIMCO
                               PILGRIM        PILGRIM        PILGRIM      PILGRIM        PIMCO       STOCKSPLUS
                              SMALL CAP     CONVERTIBLE    GROWTH AND     LARGECAP       HIGH        GROWTH AND
                            OPPORTUNITIES      CLASS         INCOME        GROWTH     YIELD BOND       INCOME
                              PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                         ---------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value         $14,437        $ 194         $ 156        $ 533       $ 236,343       $ 241,065
                         ---------------------------------------------------------------------------------------
Total assets                     14,437          194           156          533         236,343         241,065
                         ---------------------------------------------------------------------------------------

Net assets                      $14,437        $ 194         $ 156        $ 533       $ 236,343       $ 241,065
                         =======================================================================================

Net assets:
  Accumulation units            $14,437        $ 194         $ 156        $ 533       $ 236,343       $ 241,065
  Contracts in payout
    (annuitization)
    period                            -            -             -            -               -               -
                         ---------------------------------------------------------------------------------------
Total net assets                $14,437        $ 194         $ 156        $ 533       $ 236,343       $ 241,065
                         =======================================================================================


Total number of shares:         766,247       18,573        15,159       55,253      29,992,785      25,775,364
                         =======================================================================================

Cost of shares:                 $14,140        $ 192         $ 152        $ 530       $ 247,482       $ 310,538
                         =======================================================================================



SEE ACCOMPANYING NOTES.


                                                                 8


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                              SP JENNISON                                    SMITH BARNEY     SMITH BARNEY
                               PRUDENTIAL    INTERNATIONAL                   SMITH BARNEY        LARGE        INTERNATIONAL
                                JENNISON         GROWTH      APPRECIATION        HIGH             CAP        ALL CAP GROWTH
                               PORTFOLIO       PORTFOLIO       PORTFOLIO   INCOME PORTFOLIO VALUE PORTFOLIO     PORTFOLIO
                         --------------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value    $     45,991    $     11,310      $    723         $    370       $    563          $    300
                         --------------------------------------------------------------------------------------------------
Total assets                     45,991          11,310           723              370            563               300
                         --------------------------------------------------------------------------------------------------

Net assets                 $     45,991    $     11,310      $    723         $    370       $    563          $    300
                         ==================================================================================================

Net assets:
  Accumulation units       $     45,991    $     11,310      $    723         $    370       $    563          $    300
  Contracts in payout
    (annuitization)
    period                            -               -             -                -              -                 -
                         --------------------------------------------------------------------------------------------------
Total net assets           $     45,991    $     11,310      $    723         $    370       $    563          $    300
                         ==================================================================================================


Total number of shares:       2,492,783       2,082,469        33,424           43,180         30,305            25,049
                         ==================================================================================================

Cost of shares:            $     45,198    $     10,990      $    708         $    522       $    622          $    396
                         ==================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9a


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                                                        GALAXY         HIGH
                            SMITH BARNEY       ASSET                   GROWTH &      QUALITY
                            MONEY MARKET     ALLOCATION    EQUITY       INCOME         BOND
                              PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                         ---------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value    $      221          $ 1,260    $    807    $    201     $    152
                         ---------------------------------------------------------------------
Total assets                      221            1,260         807         201          152
                         ---------------------------------------------------------------------

Net assets                 $      221          $ 1,260    $    807    $    201     $    152
                         =====================================================================

Net assets:
  Accumulation units       $      221          $ 1,260    $    807    $    201     $    152
  Contracts in payout
    (annuitization)
    period                          -                -           -           -            -
                         ---------------------------------------------------------------------
Total net assets           $      221          $ 1,260    $    807    $    201     $    152
                         =====================================================================


Total number of shares:       220,536           85,408      51,092      18,618       14,395
                         =====================================================================

Cost of shares:            $      221          $ 1,465    $  1,101    $    208     $    148
                         =====================================================================



SEE ACCOMPANYING NOTES.


                                                                 9b


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                             SMALL           ALLIANCE      ALLIANCE
                            COMPANY          BERNSTEIN    GROWTH AND                            GET           GET
                             GROWTH            VALUE        INCOME       PREMIER GROWTH        FUND -        FUND -
                           PORTFOLIO         PORTFOLIO     PORTFOLIO        PORTFOLIO         SERIES N      SERIES P
                         ---------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value         $ 84           $ 595        $ 1,653          $ 1,091          $ 30,868     $ 153,045
                         ---------------------------------------------------------------------------------------------
Total assets                      84             595          1,653            1,091            30,868       153,045
                         ---------------------------------------------------------------------------------------------

Net assets                      $ 84           $ 595        $ 1,653          $ 1,091          $ 30,868     $ 153,045
                         =============================================================================================

Net assets:
  Accumulation units            $ 84           $ 595        $ 1,653          $ 1,091          $ 30,868     $ 153,045
  Contracts in payout
    (annuitization)
    period                         -               -              -                -                 -             -
                         ---------------------------------------------------------------------------------------------
Total net assets                $ 84           $ 595        $ 1,653          $ 1,091          $ 30,868     $ 153,045
                         =============================================================================================


Total number of shares:        7,234          59,151         75,048           43,626         2,996,904    15,213,188
                         =============================================================================================

Cost of shares:                 $ 95           $ 577        $ 1,612          $ 1,030          $ 30,207     $ 152,752
                         =============================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9c


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                                          INDEX        INDEX          INDEX         AIM V.I.
                              GET            VALUE         PLUS         PLUS           PLUS          DENT
                             FUND -       OPPORTUNITY    LARGE CAP     MID CAP      SMALL CAP     DEMOGRAPHIC
                            SERIES Q       PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO     TRENDS FUND
                         ----------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $ 1,904          $ 298      $    812      $    820       $    680      $   3,550
                         ----------------------------------------------------------------------------------------
Total assets                  1,904            298           812           820            680          3,550
                         ----------------------------------------------------------------------------------------

Net assets                  $ 1,904          $ 298      $    812      $    820       $    680      $   3,550
                         ========================================================================================

Net assets:
  Accumulation units        $ 1,904          $ 298      $    812      $    820       $    680      $   3,550
  Contracts in payout
    (annuitization)
    period                        -              -             -             -              -              -
                         ----------------------------------------------------------------------------------------
Total net assets            $ 1,904          $ 298      $    812      $    820       $    680      $   3,550
                         ========================================================================================


Total number of shares:     190,318         22,498        58,556        60,663         58,745        636,122
                         ========================================================================================

Cost of shares:             $ 1,904          $ 298      $    791      $    785       $    625      $   3,562
                         ========================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9d


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)



                                AIM           BRINSON
                                V.I.          TACTICAL       EQUITY-                                       FINANCIAL
                               GROWTH        ALLOCATION      INCOME           GROWTH         CONTRAFUND     SERVICES
                                FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO        FUND
                         ----------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value    $     443        $     787        $ 1,949         $    693         $ 1,183      $   2,404
                         ----------------------------------------------------------------------------------------------
Total assets                     443              787          1,949              693           1,183          2,404
                         ----------------------------------------------------------------------------------------------

Net assets                 $     443        $     787        $ 1,949         $    693         $ 1,183      $   2,404
                         ==============================================================================================

Net assets:
  Accumulation units       $     443        $     787        $ 1,949         $    693         $ 1,183      $   2,404
  Contracts in payout
    (annuitization)
    period                         -                -              -                -               -              -
                         ----------------------------------------------------------------------------------------------
Total net assets           $     443        $     787        $ 1,949         $    693         $ 1,183      $   2,404
                         ==============================================================================================


Total number of shares:       27,082           62,040         86,270           20,790          59,159        193,550
                         ==============================================================================================

Cost of shares:            $     425        $     741        $ 1,886         $    657         $ 1,132      $   2,371
                         ==============================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9e


                                        Golden American Life Insurance Company
                                                  Separate Account B

                                    Statement of Assets and Liabilities (continued)

                                                   December 31, 2001
                                                (DOLLARS IN THOUSANDS)


                                                          JANUS                                        PIONEER
                                                          ASPEN          PPI MFS       PIONEER          SMALL
                             HEALTH                     WORLDWIDE        CAPITAL         FUND          COMPANY
                            SCIENCES      UTILITIES       GROWTH      OPPORTUNITIES       VCT             VCT
                              FUND          FUND        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                         ----------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value    $ 10,790       $    964       $ 1,298       $    698        $   2,275       $    938
                         ----------------------------------------------------------------------------------------
Total assets                 10,790            964         1,298            698            2,275            938
                         ----------------------------------------------------------------------------------------

Net assets                 $ 10,790       $    964       $ 1,298       $    698        $   2,275       $    938
                         ========================================================================================

Net assets:
  Accumulation units       $ 10,790       $    964       $ 1,298       $    698        $   2,275       $    938
  Contracts in payout
    (annuitization)
    period                        -              -             -              -                -              -
                         ----------------------------------------------------------------------------------------
Total net assets           $ 10,790       $    964       $ 1,298       $    698        $   2,275       $    938
                         ========================================================================================


Total number of shares:     592,899         68,494        45,769         25,704          119,390         85,634
                         ========================================================================================

Cost of shares:            $ 10,871       $    970       $ 1,234       $    650        $   2,255       $    889
                         ========================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9f


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statement of Assets and Liabilities (continued)

                                                          December 31, 2001
                                                       (DOLLARS IN THOUSANDS)



                             PIONEER
                             MID-CAP                                                PUTNAM          INTERNATIONAL
                            VALUE VCT                                          GROWTH AND INCOME     GROWTH AND          VOYAGER
                            PORTFOLIO      BULL      SMALL-CAP      EUROPE 30        FUND              INCOME           FUND FUND
                         --------------------------------------------------------------------------------------------------------
Assets
  Investments in mutual
    funds at fair value     $   5,139     $ 20,583   $  19,968     $   6,312     $    455            $    604        $      577
                         --------------------------------------------------------------------------------------------------------
Total assets                    5,139       20,583      19,968         6,312          455                 604               577
                         --------------------------------------------------------------------------------------------------------

Net assets                  $   5,139     $ 20,583   $  19,968     $   6,312     $    455            $    604        $      577
                         ========================================================================================================

Net assets:
  Accumulation units        $   5,139     $ 20,583   $  19,968     $   6,312     $    455            $    604        $      577
  Contracts in payout
    (annuitization)
    period                          -            -           -             -            -                   -                 -
                         --------------------------------------------------------------------------------------------------------
Total net assets            $   5,139     $ 20,583   $  19,968     $   6,312     $    455            $    604        $      577
                         ========================================================================================================


Total number of shares:       297,390      764,005     699,068       260,183       19,434              62,068           116,225
                         ========================================================================================================

Cost of shares:             $   5,042     $ 20,369   $  19,827     $   6,229     $    442            $    588        $      531
                         ========================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 9g


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                       Statement of Operations

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)




                                       LIQUID        LIMITED      LARGE CAP        HARD
                                       ASSET      MATURITY BOND     VALUE         ASSETS      ALL CAP       REAL ESTATE
                                      DIVISION      DIVISION       DIVISION      DIVISION     DIVISION       DIVISION
                                    ---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                           $32,228        $13,869     $    430      $      -       $ 2,934       $  4,453
                                    ---------------------------------------------------------------------------------------
Total investment income                 32,228         13,869          430             -         2,934          4,453

Expenses:
   Mortality and expense risk
     and other charges                  14,257          4,338        2,826           592         3,269          1,560
   Annual administrative charges           360             81           41            15            59             41
   Minimum death benefit
     guarantee charges                       5              1            -             1             -              -
   Contingent deferred sales
     charges                            18,372            398          200            44           246            121
   Other contract charges                  351            100          175             6           177             38
   Amortization of deferred
     charges related to:
     Deferred sales load                   105             27            1             4             1             11
     Premium taxes                          31              -            -             -             -              -
                                    ---------------------------------------------------------------------------------------
Total expenses                          33,481          4,945        3,243           662         3,752          1,771
                                    ---------------------------------------------------------------------------------------
Net investment income (loss)            (1,253)         8,924       (2,813)         (662)         (818)         2,682

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                          -          4,818         (343)       (1,681)         (665)         4,537
   Capital gains distributions               -              -            -             -           456          1,591
                                    ---------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                       -          4,818         (343)       (1,681)         (209)         6,128
 Net unrealized appreciation
   (depreciation) of investments             -          3,378       (1,637)       (3,365)       (2,272)        (3,608)
                                    ---------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                          $(1,253)       $17,120      $(4,793)      $(5,708)      $(3,299)      $  5,202
                                    =======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 10


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)




                                        FULLY          EQUITY        CAPITAL        RISING           EMERGING        MARKET
                                       MANAGED         INCOME      APPRECIATION    DIVIDENDS          MARKETS        MANAGER
                                       DIVISION       DIVISION       DIVISION      DIVISION          DIVISION       DIVISION
                                    -------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                            $16,156        $ 6,646    $      322      $   2,255        $     59         $    19
                                    -------------------------------------------------------------------------------------------
Total investment income                  16,156          6,646           322          2,255              59              19

Expenses:
   Mortality and expense risk
     and other charges                    7,400          4,990         6,949         11,729              92             545
   Annual administrative charges            170            134           185            308               4               -
   Minimum death benefit
     guarantee charges                        1              3             -              1               -               -
   Contingent deferred sales
     charges                                665            538           677          1,255               5               -
   Other contract charges                   165             99           159            164               1               -
   Amortization of deferred
     charges related to:
     Deferred sales load                     64             68            51             96               3              19
     Premium taxes                            -              -             1              -               -               -
                                    -------------------------------------------------------------------------------------------
Total expenses                            8,465          5,832         8,022         13,553             105             564
                                    -------------------------------------------------------------------------------------------
Net investment income (loss)              7,691            814        (7,700)       (11,298)            (46)           (545)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                      11,174         (9,042)      (15,294)        21,717          (1,106)             60
   Capital gains distributions           10,374          7,560             -          8,449               -           3,369
                                    -------------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                   21,548         (1,482)      (15,294)        30,166          (1,106)          3,429
 Net unrealized appreciation
   (depreciation) of investments          1,318           (822)      (50,801)      (137,786)            898          (3,695)
                                    -------------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                           $30,557        $(1,490)     $(73,795)     $(118,918)       $   (254)       $   (811)
                                    ===========================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 11


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)




                                                      STRATEGIC       SMALL        MANAGED       MID-CAP        CAPITAL
                                     VALUE EQUITY      EQUITY          CAP         GLOBAL        GROWTH         GROWTH
                                       DIVISION       DIVISION       DIVISION     DIVISION      DIVISION       DIVISION
                                    --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                            $  1,616    $        -    $      557     $    317   $     3,740        $      -
                                    --------------------------------------------------------------------------------------
Total investment income                    1,616             -           557          317         3,740               -

Expenses:
   Mortality and expense risk
     and other charges                     2,959         4,471         6,860        3,655        15,832           6,539
   Annual administrative charges              73           125           185           80           421             180
   Minimum death benefit
     guarantee charges                         -             -             -            -             1               -
   Contingent deferred sales
     charges                                 277           549           626          227         1,555             884
   Other contract charges                     49           149           166          146           401              95
   Amortization of deferred
     charges related to:
     Deferred sales load                      26             7            14           41            51              10
     Premium taxes                             -             -             -            -             1               -
                                    --------------------------------------------------------------------------------------
Total expenses                             3,384         5,301         7,851        4,149        18,262           7,708
                                    --------------------------------------------------------------------------------------
Net investment income (loss)              (1,768)       (5,301)       (7,294)      (3,832)      (14,522)         (7,708)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                       (2,127)     (127,841)     (283,317)     (98,932)     (608,749)        (21,430)
   Capital gains distributions             2,392           387             -            -         1,273               -
                                    --------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                       265      (127,454)     (283,317)     (98,932)     (607,476)        (21,430)
 Net unrealized appreciation
   (depreciation) of investments         (14,146)       52,004       276,874       72,788       312,790         (46,715)
                                    --------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                           $(15,649)   $  (80,751)   $  (13,737)    $(29,976)    $(309,208)       $(75,853)
                                    ======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 12


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                                                                                                  ASSET
                                                       TOTAL                            CORE       DEVELOPING   ALLOCATION
                                        RESEARCH      RETURN           GROWTH           BOND          WORLD       GROWTH
                                        DIVISION     DIVISION         DIVISION        DIVISION      DIVISION     DIVISION
                                    ---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                        $       815      $ 33,703         $        -      $   256       $   854         $ 414
                                    ---------------------------------------------------------------------------------------
Total investment income                     815        33,703                  -          256           854           414

Expenses:
   Mortality and expense risk
     and other charges                   10,789        10,888            18,456           994         1,120           383
   Annual administrative charges            280           243               561            14            31             3
   Minimum death benefit
     guarantee charges                        -             -                 1             -             -             -
   Contingent deferred sales
     charges                              1,104         1,265             2,217            67            89            22
   Other contract charges                   231           220               409            37            30            33
   Amortization of deferred
     charges related to:
     Deferred sales load                     24            24                26             1             6             -
     Premium taxes                            -             1                 1             -             -             -
                                    ---------------------------------------------------------------------------------------
Total expenses                           12,428        12,641            21,671         1,113         1,276           441
                                    ---------------------------------------------------------------------------------------
Net investment income (loss)            (11,613)       21,062           (21,671)         (857)         (422)          (27)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                     (13,683)          740          (652,014)       (1,319)       (8,830)          (61)
   Capital gains distributions           16,451        16,488                 -           262           118             -
                                    ---------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                    2,768        17,228          (652,014)       (1,057)       (8,712)          (61)
 Net unrealized appreciation
   (depreciation) of investments       (178,581)      (46,531)          196,709         2,969         4,320          (644)
                                    ---------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                         $(187,426)    $  (8,241)        $ (476,976)     $ 1,055       $(4,814)        $(732)
                                    =======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 13


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                                                                                                           PILGRIM
                                     DIVERSIFIED                   GROWTH AND   SPECIAL        INTERNET   INTERNATIONAL   WORLDWIDE
                                       MID CAP      INVESTORS        INCOME    SITUATIONS     TOLLKEEPER      EQUITY        GROWTH
                                      DIVISION       DIVISION       DIVISION    DIVISION     DIVISION (a)    DIVISION      DIVISION
                                    ------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                             $ 139       $   728       $   509     $    60        $   -         $      -      $     -
                                    ------------------------------------------------------------------------------------------------
Total investment income                    139           728           509          60            -                -            -

Expenses:
   Mortality and expense risk
     and other charges                     479           928           828         267           25            2,751          192
   Annual administrative charges             4            12             7           4            -               62            3
   Minimum death benefit
     guarantee charges                       -             -             -           -            -                -            -
   Contingent deferred sales
     charges                                26            60            34          12            -              320           26
   Other contract charges                   38            53            59          18            2               47           16
   Amortization of deferred
     charges related to:
     Deferred sales load                     -             -             -           -            -                -            -
     Premium taxes                           -             -             1           -            -                -            -
                                    ------------------------------------------------------------------------------------------------
Total expenses                             547         1,053           929         301           27            3,180          237
                                    ------------------------------------------------------------------------------------------------
Net investment income (loss)              (408)         (325)         (420)       (241)         (27)          (3,180)        (237)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                       (602)         (369)         (175)       (359)        (152)         (66,811)      (1,558)
   Capital gains distributions               -             1            -            -            -                -            -
                                    ------------------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                    (602)         (368)         (175)       (359)        (152)         (66,811)      (1,558)
 Net unrealized appreciation
   (depreciation) of investments           668        (3,000)       (3,724)       (769)          (1)          30,006         (466)
                                    ------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                            $(342)      $(3,693)      $(4,319)    $(1,369)       $(180)        $(39,985)     $(2,261)
                                    ================================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 14


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                        PILGRIM                   PILGRIM SMALL     PILGRIM        PILGRIM       PILGRIM
                                        GROWTH        PILGRIM          CAP        CONVERTIBLE    GROWTH AND     LARGECAP
                                    OPPORTUNITIES    MAGNACAP     OPPORTUNITIES      CLASS         INCOME        GROWTH
                                     DIVISION (a)    DIVISION (a)  DIVISION (a)    DIVISION (c)  DIVISION (c)  DIVISION (c)
                                    ----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                             $   -            $23         $   -             $(4)          $  -         $  -
                                    ----------------------------------------------------------------------------------------
Total investment income                      -             23             -              (4)             -            -

Expenses:
   Mortality and expense risk
     and other charges                      23             28            67               -              1            2
   Annual administrative charges             -              -             1               -              -            -
   Minimum death benefit
     guarantee charges                       -              -             -               -              -            -
   Contingent deferred sales
     charges                                 3              -             6               -              -            -
   Other contract charges                    1              1             6               -              -            -
   Amortization of deferred
     charges related to:
     Deferred sales load                     -              -             -               -              -            -
     Premium taxes                           -              -             -               -              -            -
                                    ----------------------------------------------------------------------------------------
Total expenses                              27             29            80               -              1            2
                                    ----------------------------------------------------------------------------------------
Net investment income (loss)               (27)            (6)          (80)             (4)            (1)          (2)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                       (189)            (8)         (918)              -              1            -
   Capital gains distributions               -              -             -               5              1            -
                                    ----------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                    (189)            (8)         (918)              5              2            -
 Net unrealized appreciation
   (depreciation) of investments             3             20           297               2              4            3
                                    ----------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                            $(213)           $ 6         $(701)            $ 3           $  5         $  1
                                    ========================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 15


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                       PIMCO
                                                    STOCKSPLUS                     SP JENNISON                  SMITH BARNEY
                                     PIMCO HIGH     GROWTH AND       PRUDENTIAL   INTERNATIONAL                     HIGH
                                     YIELD BOND       INCOME          JENNISON       GROWTH     APPRECIATION       INCOME
                                      DIVISION       DIVISION         DIVISION      DIVISION      DIVISION        DIVISION
                                    -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                            $ 16,834      $ 10,135        $      -       $    19       $  9             $ 50
                                    -----------------------------------------------------------------------------------------
Total investment income                   16,834        10,135               -            19          9               50

Expenses:
   Mortality and expense risk
     and other charges                     3,406         3,823            338            126         11                6
   Annual administrative charges              66            90              4              1          1                -
   Minimum death benefit
     guarantee charges                          -             -              -              -         -                -
   Contingent deferred sales
     charges                                 388           453             43             11          4                -
   Other contract charges                     90            67             22              7          -                -
   Amortization of deferred
     charges related to:
     Deferred sales load                       5             3               -              -         -                -
     Premium taxes                              -             -              -              -         -                -
                                    -----------------------------------------------------------------------------------------
Total expenses                             3,955         4,436            407            145         16                6
                                    -----------------------------------------------------------------------------------------
Net investment income (loss)              12,879         5,699           (407)          (126)        (7)              44

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                      (12,967)      (21,014)        (5,590)        (3,123)         1              (32)
   Capital gains distributions                  -             -           189               -         -                -
                                    -----------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                   (12,967)      (21,014)        (5,401)        (3,123)         1              (32)
 Net unrealized appreciation
   (depreciation) of investments             448       (20,466)         2,985            418        (46)             (32)
                                    -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                           $    360      $(35,781)       $(2,823)       $(2,831)      $(52)            $(20)
                                    =========================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                         SMITH     SMITH BARNEY
                                        BARNEY     INTERNATIONAL   SMITH BARNEY
                                         LARGE        ALL CAP         MONEY            ASSET
                                      CAP VALUE       GROWTH          MARKET        ALLOCATION      EQUITY
                                       DIVISION      DIVISION        DIVISION        DIVISION      DIVISION
                                    -------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $  9         $   -           $  7             $  30        $   -
                                    -------------------------------------------------------------------------
Total investment income                      9             -              7                30            -

Expenses:
   Mortality and expense risk
     and other charges                       9             5              3                20           14
   Annual administrative charges             1             -              -                 1            1
   Minimum death benefit
     guarantee charges                       -             -              -                 -            -
   Contingent deferred sales
     charges                                 -             -             16                 4            5
   Other contract charges                    -             -              -                 -            -
   Amortization of deferred
     charges related to:
     Deferred sales load                     -             -              -                 -            -
     Premium taxes                           -             -              -                 -            -
                                    -------------------------------------------------------------------------
Total expenses                              10             5             19                25           20
                                    -------------------------------------------------------------------------
Net investment income (loss)                (1)           (5)           (12)                5          (20)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                         (9)            1              -               (14)         (45)
   Capital gains distributions              22             -              -                 -            -
                                    -------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                      13             1              -               (14)         (45)
 Net unrealized appreciation
   (depreciation) of investments           (79)         (142)             -              (136)        (162)
                                    -------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                             $(67)        $(146)          $(12)            $(145)       $(227)
                                    =========================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16a


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                         GALAXY        HIGH        SMALL       ALLIANCE        ALLIANCE
                                       GROWTH AND     QUALITY     COMPANY      BERNSTEIN       GROWTH &        PREMIER
                                         INCOME        BOND       GROWTH         VALUE          INCOME         GROWTH
                                        DIVISION     DIVISION    DIVISION    DIVISION (c)    DIVISION (c)   DIVISION (c)
                                    --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                               $  -        $ 7          $  -          $ -             $ -             $ -
                                    --------------------------------------------------------------------------------------
Total investment income                       -          7             -            -               -               -

Expenses:
   Mortality and expense risk
     and other charges                        4          2             1            2               4               3
   Annual administrative charges              -          -             -            -               -               -
   Minimum death benefit
     guarantee charges                        -          -             -            -               -               -
   Contingent deferred sales
     charges                                  -          -             -            -               -               -
   Other contract charges                     -          -             -            -               -               -
   Amortization of deferred
     charges related to:
     Deferred sales load                      -          -             -            -               -               -
     Premium taxes                                       -             -            -               -               -
                                    --------------------------------------------------------------------------------------
Total expenses                                4          2             1            2               4               3
                                    --------------------------------------------------------------------------------------
Net investment income (loss)                 (4)         5            (1)          (2)             (4)             (3)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                          (9)         1            (1)          (5)             (3)             (6)
   Capital gains distributions                -          -             -            -               -               -
                                    --------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                       (9)         1            (1)          (5)             (3)             (6)
 Net unrealized appreciation
   (depreciation) of investments            (14)         1             1           18              41              61
                                    --------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                              $(27)       $ 7           $(1)         $11             $34             $52
                                    ======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16b


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                         GET           GET           GET                        INDEX         INDEX
                                       FUND -        FUND -        FUND -         VALUE         PLUS          PLUS
                                      SERIES N      SERIES P      SERIES Q     OPPORTUNITY    LARGE CAP      MID CAP
                                     DIVISION(c)  DIVISION (d)   DIVISION(f)  DIVISION (c)  DIVISION (c)  DIVISION (c)
                                    ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                             $222          $ 89          $  -           $ -           $ 4           $ -
                                    ------------------------------------------------------------------------------------
Total investment income                   222            89             -             -             4             -

Expenses:
   Mortality and expense risk
     and other charges                    189           163             -             1             2             2
   Annual administrative charges            -             -             -             -             -             -
   Minimum death benefit
     guarantee charges                      -             -             -             -             -             -
   Contingent deferred sales
     charges                                5             5             -             -             -             -
   Other contract charges                   -             -             -             -             -             -
   Amortization of deferred
     charges related to:
     Deferred sales load                    -             -             -             -             -             -
     Premium taxes                          -             -             -             -             -             -
                                    ------------------------------------------------------------------------------------
Total expenses                            194           168             -             1             2             2
                                    ------------------------------------------------------------------------------------
Net investment income (loss)               28           (79)            -            (1)            2            (2)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                        72             -             -            (1)           (4)           (5)
   Capital gains distributions              -             -             -             -             -             -
                                    ------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                     72             -             -            (1)           (4)           (5)
 Net unrealized appreciation
   (depreciation) of investments          661           293             -             -            21            35
                                    ------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                            $761          $214          $  -           $(2)          $19           $28
                                    ====================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16c


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                     AIM V.I.
                                                       DENT                      BRINSON
                                     INDEX PLUS    DEMOGRAPHIC     AIM V.I.     TACTICAL       EQUITY-
                                      SMALL CAP       TRENDS        GROWTH     ALLOCATION      INCOME       GROWTH
                                    DIVISION (c)   DIVISION (e)  DIVISION (e) DIVISION (c)   DIVISION (c) DIVISION (c)
                                    ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                               $ -          $  -            $ 1          $ -        $ -            $ -
                                    ----------------------------------------------------------------------------------
Total investment income                      -             -              1            -          -              -

Expenses:
   Mortality and expense risk
     and other charges                       2             3              1            2          5              2
   Annual administrative charges             -             -              -            -          -              -
   Minimum death benefit
     guarantee charges                       -             -              -            -          -              -
   Contingent deferred sales
     charges                                 -             -              -            -          -              -
   Other contract charges                    -             -              -            -          -              -
   Amortization of deferred
     charges related to:
     Deferred sales load                     -             -              -            -          -              -
     Premium taxes                           -             -              -            -          -              -
                                    ----------------------------------------------------------------------------------
Total expenses                               2             3              1            2          5              2
                                    ----------------------------------------------------------------------------------
Net investment income (loss)                (2)           (3)             -           (2)        (5)            (2)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                         (2)            3              -           (4)        (4)            (4)
   Capital gains distributions               -             -              -            -          -              -
                                    ----------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                      (2)            3              -           (4)        (4)            (4)
 Net unrealized appreciation
   (depreciation) of investments            55           (12)            18           46         63             36
                                    ----------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                              $51          $(12)           $18          $40        $54            $30
                                    ==================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16d


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                                                                             JANUS ASPEN      PPI MFS
                                                    FINANCIAL      HEALTH                     WORLDWIDE       CAPITAL
                                      CONTRAFUND     SERVICES     SCIENCES      UTILITIES       GROWTH     OPPORTUNITIES
                                     DIVISION (c)  DIVISION (c) DIVISION (c)  DIVISION (c)   DIVISION(c)    DIVISION (c)
                                    --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $ -            $ 9         $ 37           $ 4           $ 1            $ -
                                    --------------------------------------------------------------------------------------
Total investment income                     -              9           37             4             1              -

Expenses:
   Mortality and expense risk
     and other charges                      3              4           15             1             3              2
   Annual administrative charges            -              -            -             -             -              -
   Minimum death benefit
     guarantee charges                      -              -            -             -             -              -
   Contingent deferred sales
     charges                                -              -            -             -             -              -
   Other contract charges                   -              -            -             -             -              -
   Amortization of deferred
     charges related to:
     Deferred sales load                    -              -            -             -             -              -
     Premium taxes                          -              -            -             -             -              -
                                    --------------------------------------------------------------------------------------
Total expenses                              3              4           15             1             3              2
                                    --------------------------------------------------------------------------------------
Net investment income (loss)               (3)             5           22             3            (2)            (2)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                         -             25           16             2            (4)            (2)
   Capital gains distributions              -              -            -             2             -              -
                                    --------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                      -             25           16             4            (4)            (2)
 Net unrealized appreciation
   (depreciation) of investments           51             33          (81)           (6)           64             48
                                    --------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                             $48            $63         $(43)          $ 1           $58            $44
                                    ======================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                 16e


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statement of Operations (continued)

                                        For the year ended December 31, 2001, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                                     PIONEER     PIONEER
                                       PIONEER        SMALL      MID-CAP
                                      FUND VCT     COMPANY VCT  VALUE VCT       BULL          SMALL-CAP      EUROPE 30
                                     DIVISION (c)  DIVISION (c) DIVISION (b)  DIVISION (a)   DIVISION (a)   DIVISION (a)
                                    -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $ 3          $ -           $ -        $   -        $     -         $     -
                                    -------------------------------------------------------------------------------------
Total investment income                     3            -             -            -              -               -

Expenses:
   Mortality and expense risk
     and other charges                      3            3             4           75             87              84
   Annual administrative charges            -            -             -            1              1               -
   Minimum death benefit
     guarantee charges                      -            -             -            -              -               -
   Contingent deferred sales
     charges                                -            -             -            1              3               3
   Other contract charges                   -            -             -            5              3               1
   Amortization of deferred
     charges related to:
     Deferred sales load                    -            -             -            -              -               -
     Premium taxes                          -            -             -            -              -
                                    -------------------------------------------------------------------------------------
Total expenses                              3            3             4           82             94              88
                                    -------------------------------------------------------------------------------------
Net investment income (loss)                -           (3)           (4)         (82)           (94)            (88)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                         3           (7)            -         (640)        (1,538)         (4,198)
   Capital gains distributions              -            -             -            -              -               -
                                    -------------------------------------------------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                      3           (7)            -         (640)        (1,538)         (4,198)
 Net unrealized appreciation
   (depreciation) of investments           20           49            97          214            141              83
                                    -------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                             $23          $39           $93        $(508)       $(1,491)        $(4,203)
                                    =====================================================================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                                                16f

                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

              For the year ended December 31, 2001, except as noted
                             (DOLLARS IN THOUSANDS)



                                       PUTNAM      INTERNATIONAL
                                      GROWTH &      GROWTH AND
                                       INCOME         INCOME          VOYAGER
                                    DIVISION (c)    DIVISION(c)     DIVISION (c)
                                    --------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                            $  -           $  -              $  -
                                    --------------------------------------------
Total investment income                    -              -                 -

Expenses:
   Mortality and expense risk
     and other charges                     1              2                 1
   Annual administrative charges           -              -                 -
   Minimum death benefit
     guarantee charges                     -              -                 -
   Contingent deferred sales
     charges                               -              -                 -
   Other contract charges                  -              -                 -
   Amortization of deferred
     charges related to:
     Deferred sales load                   -              -                 -
     Premium taxes                         -              -                 -
                                    --------------------------------------------
Total expenses                             1              2                 1
                                    --------------------------------------------
Net investment income (loss)              (1)            (2)               (1)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
     on investments                       (1)            (4)                -
   Capital gains distributions             -              -                 -
                                    --------------------------------------------
 Net realized gain (loss) on
   investments and capital
   gains distributions                    (1)            (4)                -
 Net unrealized appreciation
   (depreciation) of investments          13             16                46
                                    --------------------------------------------
 Net increase (decrease) in net
   assets resulting from
   operations                            $11            $10               $45
                                    ============================================


(a)  Commencement of operations, May 1, 2001.
(b)  Commencement of operations, July 13, 2001.
(c)  Commencement of operations, July 16, 2001.
(d)  Commencement of operations, September 17, 2001.
(e)  Commencement of operations, October 15, 2001.
(f)  Commencement of operations, December 13, 2001.


SEE ACCOMPANYING NOTES.


                                      16g


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                                 Statements of Changes in Net Assets

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                            LIQUID         LIMITED        LARGE CAP       HARD          ALL
                                            ASSET       MATURITY BOND       VALUE        ASSETS        GROWTH       ALL CAP
                                           DIVISION       DIVISION       DIVISION (a)   DIVISION      DIVISION    DIVISION (a)
                                       ------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000           $   522,326       $150,401        $      -      $38,929       $ 145,863    $      -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)              18,885          9,842             267         (449)         71,237       1,786
   Net realized gain (loss) on
     investments and capital gains
     distributions                                -           (105)            239         (889)        (17,900)        242
   Net unrealized appreciation
     (depreciation) of investments                -            (15)           (699)        (651)        (51,150)     (1,344)
                                       ------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        18,885          9,722            (193)      (1,989)          2,187         684

Changes from principal transactions:
   Purchase payments                        596,489         36,148          55,323        7,384              22      41,432
   Contract distributions and
     terminations                          (474,039)       (10,071)         (1,282)      (2,536)         (2,005)     (1,349)
   Transfer payments from (to) Fixed
     Accounts and other Divisions            16,005         14,758          44,697         (279)       (146,067)     64,116
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                       -              -               -            -               -           -
                                       ------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           138,455         40,835          98,738        4,569        (148,050)    104,199
                                       ------------------------------------------------------------------------------------------
Total increase (decrease)                   157,340         50,557          98,545        2,580        (145,863)    104,883
                                       ------------------------------------------------------------------------------------------
Net assets at December 31, 2000             679,666        200,958          98,545       41,509               -     104,883

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)              (1,253)         8,924          (2,813)        (662)              -        (818)
   Net realized gain (loss) on
     investments and capital gains
     distributions                                -          4,818            (343)      (1,681)              -        (209)
   Net unrealized appreciation
     (depreciation) of investments                -          3,378          (1,637)      (3,365)              -      (2,272)
                                       ------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (1,253)        17,120          (4,793)      (5,708)              -      (3,299)

Changes from principal transactions:
   Purchase payments                        591,523         94,671         114,157        6,781               -     110,856
   Contract distributions and
     terminations                          (449,815)       (16,054)         (6,489)      (1,927)              -      (9,054)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           251,363         67,367          74,069       (7,446)              -      95,928
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                            1              -               -            -               -           -
                                       ------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           393,072        145,984         181,737       (2,592)              -     197,730
                                       ------------------------------------------------------------------------------------------
Total increase (decrease)                   391,819        163,104         176,944       (8,300)              -     194,431
                                       ------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001          $1,071,485       $364,062        $275,489      $33,209       $       -    $299,314
                                       ==========================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 17


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                           REAL         FULLY       EQUITY        CAPITAL         RISING      EMERGING
                                          ESTATE      MANAGED       INCOME      APPRECIATION    DIVIDENDS     MARKETS
                                         DIVISION     DIVISION     DIVISION       DIVISION       DIVISION     DIVISION
                                       ---------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000            $ 55,677     $267,218     $271,284      $401,967       $ 813,094     $ 35,472
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)             3,006       11,042       11,274        (1,180)         (9,314)        (427)
   Net realized gain (loss) on
     investments and capital gains
     distributions                         (6,745)      26,765        3,807        28,348          55,582       (1,161)
   Net unrealized appreciation
     (depreciation) of investments         20,074       15,994       13,813      (117,226)        (79,215)      (9,340)
                                       ---------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations      16,335       53,801       28,894       (90,058)        (32,947)     (10,928)

Changes from principal transactions:
   Purchase payments                       10,381       37,354       37,977       156,864         138,073        3,076
   Contract distributions and
     terminations                          (4,280)     (17,995)     (20,552)      (27,188)        (49,067)      (2,533)
   Transfer payments from (to) Fixed
     Accounts and other Divisions          22,190        5,271      (25,811)       36,346          (8,823)      (5,134)
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                     -            2            1             3               8            -
                                       ---------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                          28,291       24,632       (8,385)      166,025          80,191       (4,591)
                                       ---------------------------------------------------------------------------------
Total increase (decrease)                  44,626       78,433       20,509        75,967          47,244      (15,519)
                                       ---------------------------------------------------------------------------------
Net assets at December 31, 2000           100,303      345,651      291,793       477,934         860,338       19,953

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)             2,682        7,691          814        (7,700)        (11,298)         (46)
   Net realized gain (loss) on
     investments and capital gains
     distributions                          6,128       21,548       (1,482)      (15,294)         30,166       (1,106)
   Net unrealized appreciation
     (depreciation) of investments         (3,608)       1,318         (822)      (50,801)       (137,786)         898
                                       ---------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations       5,202       30,557       (1,490)      (73,795)       (118,918)        (254)

Changes from principal transactions:
   Purchase payments                       23,104      146,482       78,113        75,117          70,829          305
   Contract distributions and
     terminations                          (4,974)     (26,120)     (19,657)      (21,611)        (39,067)        (580)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           2,531      148,392       68,000       (17,438)        (41,139)     (19,424)
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                          3            9            4             2               6            -
                                       ---------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                          20,664      268,763      126,460        36,070          (9,371)     (19,699)
                                       ---------------------------------------------------------------------------------
Total increase (decrease)                  25,866      299,320      124,970       (37,725)       (128,289)     (19,953)
                                       ---------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001          $126,169     $644,971     $416,763      $440,209       $ 732,049     $      -
                                       =================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 18


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                           MARKET         VALUE       STRATEGIC                   MANAGED      MID-CAP
                                           MANAGER        EQUITY        EQUITY    SMALL CAP       GLOBAL       GROWTH
                                          DIVISION       DIVISION      DIVISION    DIVISION       DIVISION     DIVISION
                                       ------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000             $  7,084       $137,380      $197,526    $324,429       $181,345     $539,215
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 71           (497)       (5,559)    134,762         48,911      387,415
   Net realized gain (loss) on
     investments and capital gains
     distributions                             883         (2,232)       64,740      93,230          8,079      221,840
   Net unrealized appreciation
     (depreciation) of investments            (868)        13,904      (146,317)   (336,905)       (91,449)    (585,733)
                                       ------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations           86         11,175       (87,136)   (108,913)       (34,459)      23,522

Changes from principal transactions:
   Purchase payments                            32         21,970       159,024     158,999         83,233      355,851
   Contract distributions and
     terminations                             (214)        (7,690)      (15,811)    (19,691)       (13,929)     (51,535)
   Transfer payments from (to) Fixed
     Accounts and other Divisions             (369)        17,887       106,131      67,271         12,151      291,004
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -              -             -           2              6            4
                                       ------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                             (551)        32,167       249,344     206,581         81,461      595,324
                                       ------------------------------------------------------------------------------------
Total increase (decrease)                     (465)        43,342       162,208      97,668         47,002      618,846
                                       ------------------------------------------------------------------------------------
Net assets at December 31, 2000              6,619        180,722       359,734     422,097        228,347    1,158,061

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (545)        (1,768)       (5,301)     (7,294)        (3,832)     (14,522)
   Net realized gain (loss) on
     investments and capital gains
     distributions                           3,429            265      (127,454)   (283,317)       (98,932)    (607,476)
   Net unrealized appreciation
     (depreciation) of investments          (3,695)       (14,146)       52,004     276,874         72,788      312,790
                                       ------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations         (811)       (15,649)      (80,751)    (13,737)       (29,976)    (309,208)

Changes from principal transactions:
   Purchase payments                          (168)        32,137        38,833      72,626         58,076      180,227
   Contract distributions and
     terminations                              (10)        (9,292)      (13,819)    (19,753)       (10,294)     (45,653)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           (5,630)        11,120       (44,615)     19,278          4,232      (55,138)
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                           -              1             -           2              3            1
                                       ------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           (5,808)        33,966       (19,601)     72,153         52,017       79,437
                                       ------------------------------------------------------------------------------------
Total increase (decrease)                   (6,619)        18,317      (100,352)     58,416         22,041     (229,771)
                                       ------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001           $      -       $199,039      $259,382    $480,513       $250,388     $928,290
                                       ====================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 19


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                          CAPITAL                    TOTAL                                 DEVELOPING
                                          GROWTH      RESEARCH      RETURN        GROWTH      CORE BOND      WORLD
                                         DIVISION     DIVISION     DIVISION      DIVISION     DIVISION      DIVISION
                                       ---------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000            $430,246     $636,760     $455,380    $1,205,510      $21,258       $51,673
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)            (1,269)      (3,095)      18,946        53,063        1,744          (784)
   Net realized gain (loss) on
     investments and capital gains
     distributions                         12,678       88,334       21,577       303,706         (159)      (14,480)
   Net unrealized appreciation
     (depreciation) of investments       (108,099)    (144,747)      31,039      (808,716)      (1,223)       (9,975)
                                       ---------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations     (96,690)     (59,508)      71,562      (451,947)         362       (25,239)

Changes from principal transactions:
   Purchase payments                      119,650      184,644       92,211       640,780       10,963        36,474
   Contract distributions and
     terminations                         (21,267)     (32,193)     (25,842)      (71,995)      (1,185)       (3,361)
   Transfer payments from (to) Fixed
     Accounts and other Divisions          31,458       70,825       15,551       152,627        8,600        (5,151)
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                     2            -            6             5            2             2
                                       ---------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                         129,843      223,276       81,926       721,417       18,380        27,964
                                       ---------------------------------------------------------------------------------
Total increase (decrease)                  33,153      163,768      153,488       269,470       18,742         2,725
                                       ---------------------------------------------------------------------------------
Net assets at December 31, 2000           463,399      800,528      608,868     1,474,980       40,000        54,398

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)            (7,708)     (11,613)      21,062       (21,671)        (857)         (422)
   Net realized gain (loss) on
     investments and capital gains
     distributions                        (21,430)       2,768       17,228      (652,014)      (1,057)       (8,712)
   Net unrealized appreciation
     (depreciation) of investments        (46,715)    (178,581)     (46,531)      196,709        2,969         4,320
                                       ---------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations     (75,853)    (187,426)      (8,241)     (476,976)       1,055        (4,814)

Changes from principal transactions:
   Purchase payments                       40,288       98,910      174,830       150,918       45,161        11,440
   Contract distributions and
     terminations                         (22,815)     (32,070)     (38,220)      (53,998)      (3,062)       (3,183)
   Transfer payments from (to) Fixed
     Accounts and other Divisions          (9,586)     (42,232)      56,153       (92,035)      31,839        13,624
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                          1            1            4             3            3             1
                                       ---------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           7,888       24,609      192,767         4,888       73,941        21,882
                                       ---------------------------------------------------------------------------------
Total increase (decrease)                 (67,965)    (162,817)     184,526      (472,088)      74,996        17,068
                                       ---------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001          $395,434     $637,711     $793,394    $1,002,892     $114,996       $71,466
                                       =================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 20


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                             ASSET                                        GROWTH        SPECIAL
                                            GROWTH         ALLOCATION      DIVERSIFIED                      AND        SITUATIONS
                                         OPPORTUNITIES       GROWTH          MID CAP      INVESTORS        INCOME       DIVISION
                                           DIVISION        DIVISION (e)    DIVISION (d)  DIVISION (f)    DIVISION (d)      (d)
                                       -------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000              $  6,663         $     -          $     -       $     -        $     -        $     -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 332              (3)              (4)          491            (14)            (8)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             (268)             (8)            (172)          124            (41)            (5)
   Net unrealized appreciation
     (depreciation) of investments             (460)            (15)             130          (235)           (75)          (354)
                                       -------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations          (396)            (26)             (46)          380           (130)          (367)

Changes from principal transactions:
   Purchase payments                              7           3,166            3,403         8,798          5,771          2,383
   Contract distributions and
     terminations                               (10)             (8)             (53)         (368)           (45)           (43)
   Transfer payments from (to) Fixed
     Accounts and other Divisions            (6,264)          1,564            8,054        12,748          7,130          3,918
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                       -               -                -              -              -              -
                                       -------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            (6,267)          4,722           11,404        21,178         12,856          6,258
                                       -------------------------------------------------------------------------------------------
Total increase (decrease)                    (6,663)          4,696           11,358        21,558         12,726          5,891
                                       -------------------------------------------------------------------------------------------
Net assets at December 31, 2000                   -           4,696           11,358        21,558         12,726          5,891

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                   -             (27)            (408)         (325)          (420)          (241)
   Net realized gain (loss) on
     investments and capital gains
     distributions                                -             (61)            (602)         (368)          (175)          (359)
   Net unrealized appreciation
     (depreciation) of investments                -            (644)             668        (3,000)        (3,724)          (769)
                                       -------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations             -            (732)            (342)       (3,693)        (4,319)        (1,369)

Changes from principal transactions:
   Purchase payments                              -          30,995           33,892        41,981         56,119         12,758
   Contract distributions and
     terminations                                 -            (753)            (956)       (2,329)        (1,615)          (535)
   Transfer payments from (to) Fixed
     Accounts and other Divisions                 -          15,035           13,862        33,883         29,809          7,580
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                            -               1                -              -              -              -
                                       -------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                 -          45,278           46,798        73,535         84,313         19,803
                                       -------------------------------------------------------------------------------------------
Total increase (decrease)                         -          44,546           46,456        69,842         79,994         18,434
                                       -------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001            $      -         $49,242          $57,814       $91,400        $92,720        $24,325
                                       ===========================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 21


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                      INTER-         PILGRIM       PILGRIM      PILGRIM  PILGRIM SMALL   PILGRIM
                                          INTERNET   NATIONAL       WORLDWIDE       GROWTH      MAGNACAP      CAP      CONVERTIBLE
                                         TOLLKEEPER   EQUITY         GROWTH      OPPORTUNITIES  DIVISION OPPORTUNITIES    CLASS
                                        DIVISION(h)  DIVISION       DIVISION(c)   DIVISION(h)      (h)     DIVISION(h)  DIVISION(j)
                                       ---------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000              $     -   $175,569       $      -        $    -       $    -      $     -       $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  -      2,223            (9)             -            -            -          -
   Net realized gain (loss) on
     investments and capital gains
     distributions                               -     (4,245)         (220)             -            -            -          -
   Net unrealized appreciation
     (depreciation) of investments               -    (52,548)         (216)             -            -            -          -
                                       ---------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            -    (54,570)         (445)             -            -            -          -

Changes from principal transactions:
   Purchase payments                             -     78,906         4,326              -            -            -          -
   Contract distributions and
     terminations                                -     (9,015)          (39)             -            -            -          -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                -      3,728         1,712              -            -            -          -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -          -              -             -            -            -          -
                                       ---------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                -     73,619         5,999              -            -            -          -
                                       ---------------------------------------------------------------------------------------------
Total increase (decrease)                        -     19,049         5,554              -            -            -          -
                                       ---------------------------------------------------------------------------------------------
Net assets at December 31, 2000                  -    194,618         5,554              -            -            -          -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (27)     (3,180)         (237)           (27)          (6)         (80)        (4)
   Net realized gain (loss) on
     investments and capital gains
     distributions                           (152)    (66,811)       (1,558)          (189)          (8)        (918)         5
   Net unrealized appreciation
     (depreciation) of investments             (1)     30,006          (466)             3           20          297          2
                                       ---------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (180)    (39,985)       (2,261)          (213)           6         (701)         3

Changes from principal transactions:
   Purchase payments                        3,417      21,029        12,903          3,287        3,746        8,651        146
   Contract distributions and
     terminations                             (36)     (7,978)         (485)           (61)        (117)        (133)         -
   Transfer payments from (to) Fixed
     Accounts and other Divisions           2,188     (23,623)        4,303          2,206        1,767        6,620         45
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                           -          -              -             -            -            -          -
                                       ---------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           5,569     (10,572)       16,721          5,432        5,396       15,138        191
                                       ---------------------------------------------------------------------------------------------
Total increase (decrease)                   5,389     (50,557)       14,460          5,219        5,402       14,437        194
                                       ---------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001            $5,389    $144,061       $20,014         $5,219       $5,402      $14,437       $194
                                       =============================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                 22


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)

                                                                                      PIMCO
                                         PILGRIM        PILGRIM          PIMCO      STOCKSPLUS                     SP JENNISON
                                        GROWTH AND     LARGECAP           HIGH      GROWTH AND       PRUDENTIAL   INTERNATIONAL
                                          INCOME        GROWTH         YIELD BOND     INCOME          JENNISON        GROWTH
                                       DIVISION (j)   DIVISION (j)      DIVISION     DIVISION        DIVISION (b)   DIVISION (b)
                                       ----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000              $   -           $  -         $146,057     $221,230          $     -       $     -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                -              -           10,796       13,614              (44)           (7)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             -              -           (7,571)      12,254              925            49
   Net unrealized appreciation
     (depreciation) of investments             -              -           (6,847)     (55,206)          (2,191)          (98)
                                       ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations          -              -           (3,622)     (29,338)          (1,310)          (56)

Changes from principal transactions:
   Purchase payments                           -              -           36,534       73,805            6,264         1,189
   Contract distributions and
     terminations                              -              -           (7,991)     (13,426)            (138)          (45)
   Transfer payments from (to) Fixed
     Accounts and other Divisions              -              -           (8,121)       6,213            2,916         1,632
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                    -              -              -              -                -             -
                                       ----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                              -              -           20,422       66,592            9,042         2,776
                                       ----------------------------------------------------------------------------------------
Total increase (decrease)                      -              -           16,800       37,254            7,732         2,720
                                       ----------------------------------------------------------------------------------------
Net assets at December 31, 2000                -              -          162,857      258,484            7,732         2,720

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (1)            (2)          12,879        5,699             (407)         (126)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             2              -          (12,967)     (21,014)          (5,401)       (3,123)
   Net unrealized appreciation
     (depreciation) of investments             4              3              448      (20,466)           2,985           418
                                       ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations          5              1              360      (35,781)          (2,823)       (2,831)

Changes from principal transactions:
   Purchase payments                         343            488           56,951       34,841           16,595         7,856
   Contract distributions and
     terminations                             (1)             -          (12,056)     (11,973)            (945)         (448)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           (191)            44           28,231       (4,506)          25,432         4,013
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                         -              -              -              -                -             -
                                       ----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            151            532           73,126       18,362           41,082        11,421
                                       ----------------------------------------------------------------------------------------
Total increase (decrease)                    156            533           73,486      (17,419)          38,259         8,590
                                       ----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001            $ 156           $533         $236,343     $241,065          $45,991       $11,310
                                       ========================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23a


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)

                                                                                     SMITH BARNEY
                                                    SMITH BARNEY     SMITH BARNEY    INTERNATIONAL     SMITH BARNEY
                                           APPRE-       HIGH          LARGE CAP         ALL CAP           MONEY
                                          CIATION      INCOME           VALUE           GROWTH            MARKET
                                          DIVISION    DIVISION        DIVISION         DIVISION          DIVISION
                                       -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000              $ 983        $ 547            $ 643           $ 537            $ 579
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (6)          45                5              (4)              (2)
   Net realized gain (loss) on
     investments and capital gains
     distributions                            37          (20)              12              15                -
   Net unrealized appreciation
     (depreciation) of investments           (57)         (66)              57            (162)               -
                                       -------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (26)         (41)              74            (151)              (2)

Changes from principal transactions:
   Purchase payments                          16            5                -              10                -
   Contract distributions and
     terminations                            (11)         (22)              (8)             (6)            (700)
   Transfer payments from (to) Fixed
     Accounts and other Divisions           (131)         (43)             (17)             65              279
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                    -            -                -               -                -
                                       -------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                           (126)         (60)             (25)             69             (421)
                                       -------------------------------------------------------------------------------
Total increase (decrease)                   (152)        (101)              49             (82)            (423)
                                       -------------------------------------------------------------------------------
Net assets at December 31, 2000              831          446              692             455              156

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (7)          44               (1)             (5)             (12)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             1          (32)              13               1                -
   Net unrealized appreciation
     (depreciation) of investments           (46)         (32)             (79)           (142)               -
                                       -------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (52)         (20)             (67)           (146)             (12)

Changes from principal transactions:
   Purchase payments                           5            -                -               -                -
   Contract distributions and
     terminations                            (44)         (25)             (15)             (4)            (241)
   Transfer payments from (to) Fixed
     Accounts and other Divisions            (17)         (31)             (47)             (5)             318
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                         -            -                -               -                -
                                       -------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            (56)         (56)             (62)             (9)              77
                                       -------------------------------------------------------------------------------
Total increase (decrease)                   (108)         (76)            (129)           (155)              65
                                       -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001            $ 723        $ 370            $ 563           $ 300            $ 221
                                       ===============================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23b


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                                         GALAXY                      SMALL        ALLIANCE
                                           ASSET                       GROWTH AND                   COMPANY       BERNSTEIN
                                         ALLOCATION        EQUITY        INCOME      HIGH QUALITY    GROWTH         VALUE
                                          DIVISION        DIVISION      DIVISION    BOND DIVISION   DIVISION     DIVISION (j)
                                       ----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000             $  133           $ 297           $107          $ 27        $   -            $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               10             (10)            (3)            2           (1)              -
   Net realized gain (loss) on
     investments and capital gains
     distributions                            27              85              5             -            5               -
   Net unrealized appreciation
     (depreciation) of investments           (70)           (137)             5             3          (11)              -
                                       ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations        (33)            (62)             7             5           (7)              -

Changes from principal transactions:
   Purchase payments                       1,153             817            138            33           50               -
   Contract distributions and
     terminations                             (8)            (11)           (11)           (6)           -               -
   Transfer payments from (to) Fixed
     Accounts and other Divisions            142              30             43             19          29               -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                    -               -              -             -            -               -
                                       ----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                          1,287             836            170            46           79               -
                                       ----------------------------------------------------------------------------------------
Total increase (decrease)                  1,254             774            177            51           72               -
                                       ----------------------------------------------------------------------------------------
Net assets at December 31, 2000            1,387           1,071            284            78           72               -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                5             (20)            (4)            5           (1)             (2)
   Net realized gain (loss) on
     investments and capital gains
     distributions                           (14)            (45)            (9)            1           (1)             (5)
   Net unrealized appreciation
     (depreciation) of investments          (136)           (162)           (14)            1            1              18
                                       ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations       (145)           (227)           (27)            7           (1)             11

Changes from principal transactions:
   Purchase payments                         105              87             48            33            9             463
   Contract distributions and
     terminations                            (76)            (87)           (11)           (4)           -              (1)
   Transfer payments from (to) Fixed
     Accounts and other Divisions            (11)            (37)           (93)           38            4             122
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                         -               -              -             -            -               -
                                       ----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                             18             (37)           (56)           67           13             584
                                       ----------------------------------------------------------------------------------------
Total increase (decrease)                   (127)           (264)           (83)           74           12             595
                                       ----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001           $1,260           $ 807           $201          $152        $  84            $595
                                       ========================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23c


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                         ALLIANCE
                                         GROWTH &       PREMIER      GET FUND-     GET FUND -    GET FUND -        VALUE
                                          INCOME        GROWTH        SERIES N      SERIES P      SERIES Q      OPPORTUNITY
                                       DIVISION (j)  DIVISION (j)   DIVISION (j)  DIVISION (k)  DIVISION (m)   DIVISION (j)
                                       ---------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000               $    -       $     -      $     -         $      -      $    -          $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  -             -            -                -           -             -
   Net realized gain (loss) on
     investments and capital gains
     distributions                               -             -            -                -           -             -
   Net unrealized appreciation
     (depreciation) of investments               -             -            -                -           -             -
                                       ---------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            -             -            -                -           -             -

Changes from principal transactions:
   Purchase payments                             -             -            -                -           -             -
   Contract distributions and
     terminations                                -             -            -                -           -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                -             -            -                -           -             -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -             -            -                -           -             -
                                       ---------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                -             -            -                -           -             -
                                       ---------------------------------------------------------------------------------------
Total increase (decrease)                        -             -            -                -           -             -
                                       ---------------------------------------------------------------------------------------
Net assets at December 31, 2000                  -             -            -                -           -             -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 (4)          (3)           28              (79)          -            (1)
   Net realized gain (loss) on
     investments and capital gains
     distributions                              (3)          (6)           72                -           -            (1)
   Net unrealized appreciation
     (depreciation) of investments              41           61           661              293           -             -
                                       ---------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations           34           52           761              214           -            (2)

Changes from principal transactions:
   Purchase payments                         1,467          921         1,687            6,196           -           289
   Contract distributions and
     terminations                               (3)          (1)         (135)            (202)          -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions              155          119        28,555          146,837       1,904            11
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                           -             -             -               -           -             -
                                       ---------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            1,619        1,039        30,107          152,831       1,904           300
                                       ---------------------------------------------------------------------------------------
Total increase (decrease)                    1,653        1,091        30,868          153,045       1,904           298
                                       ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001             $1,653       $1,091       $30,868         $153,045      $1,904          $298
                                       =======================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23d


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                                                        AIM V.I. DENT
                                         INDEX PLUS       INDEX PLUS      INDEX PLUS     DEMOGRAPHIC       AIM V.I.      TACTICAL
                                         LARGE CAP         MID CAP         SMALL CAP       TRENDS          GROWTH      ALLOCATION
                                        DIVISION (j)     DIVISION (j)     DIVISION (j)   DIVISION (l)    DIVISION (l)  DIVISION (j)
                                       --------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                $  -           $  -             $  -           $  -              $  -          $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 -              -                -              -                 -             -
   Net realized gain (loss) on
     investments and capital gains
     distributions                              -              -                -              -                 -             -
   Net unrealized appreciation
     (depreciation) of investments              -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations           -              -                -              -                 -             -

Changes from principal transactions:
   Purchase payments                            -              -                -              -                 -             -
   Contract distributions and
     terminations                               -              -                -              -                 -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions               -              -                -              -                 -             -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                     -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                               -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
Total increase (decrease)                       -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
Net assets at December 31, 2000                 -              -                -              -                 -             -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 2             (2)              (2)              (3)              -            (2)
   Net realized gain (loss) on
     investments and capital gains
     distributions                             (4)            (5)              (2)               3               -            (4)
   Net unrealized appreciation
     (depreciation) of investments             21             35               55              (12)             18            46
                                       --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations          19             28               51              (12)             18            40

Changes from principal transactions:
   Purchase payments                          834            684              489              404             137           718
   Contract distributions and
     terminations                               -              -                -               (5)             (1)            -
   Transfer payments from (to) Fixed
     Accounts and other Divisions             (41)           108              140            3,163             289            29
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                          -              -                -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                             793            792              629            3,562             425           747
                                       --------------------------------------------------------------------------------------------
Total increase (decrease)                     812            820              680            3,550             443           787
                                       --------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001              $812           $820             $680           $3,550            $443          $787
                                       ============================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23e


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                           EQUITY-                     CONTRA-       FINANCIAL       HEALTH
                                           INCOME        GROWTH         FUND         SERVICES       SCIENCES      UTILITIES
                                         DIVISION(j)    DIVISION(j)   DIVISION(j)    DIVISION(j)    DIVISION(j)   DIVISION(j)
                                       -------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000               $    -          $  -         $    -         $    -       $     -         $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  -             -              -              -             -            -
   Net realized gain (loss) on
     investments and capital gains
     distributions                               -             -              -              -             -            -
   Net unrealized appreciation
     (depreciation) of investments               -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            -             -              -              -             -            -

Changes from principal transactions:
   Purchase payments                             -             -              -              -             -            -
   Contract distributions and
     terminations                                -             -              -              -             -            -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                -             -              -              -             -            -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
Total increase (decrease)                        -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
Net assets at December 31, 2000                  -             -              -              -             -            -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                 (5)           (2)            (3)             5            22            3
   Net realized gain (loss) on
     investments and capital gains
     distributions                              (4)           (4)             -             25            16            4
   Net unrealized appreciation
     (depreciation) of investments              63            36             51             33           (81)          (6)
                                       -------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations           54            30             48             63           (43)           1

Changes from principal transactions:
   Purchase payments                         1,658           578          1,001            822         1,234          325
   Contract distributions and
     terminations                              (10)          (12)            (2)            (4)          (55)           -
   Transfer payments from (to) Fixed
     Accounts and other Divisions              247            97            136          1,523         9,654          638
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                           -             -              -              -             -            -
                                       -------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                            1,895           663          1,135          2,341        10,833          963
                                       -------------------------------------------------------------------------------------
Total increase (decrease)                    1,949           693          1,183          2,404        10,790          964
                                       -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001             $1,949          $693         $1,183         $2,404       $10,790         $964
                                       =====================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23f


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                          JANUS ASPEN      PPI MFS                      PIONEER SMALL        PIONEER
                                           WORLDWIDE       CAPITAL      PIONEER FUND      COMPANY            MID-CAP         BULL
                                            GROWTH       OPPORTUNITIES       VCT            VCT             VALUE VCT      DIVISION
                                         DIVISION (j)     DIVISION (j)   DIVISION (j)    DIVISION (j)       DIVISION(i)       (h)
                                       --------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                $    -           $  -          $    -           $  -            $    -       $     -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                   -              -               -              -                 -             -
   Net realized gain (loss) on
     investments and capital gains
     distributions                                -              -               -              -                 -             -
   Net unrealized appreciation
     (depreciation) of investments                -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations             -              -               -              -                 -             -

Changes from principal transactions:
   Purchase payments                              -              -               -              -                 -             -
   Contract distributions and
     terminations                                 -              -               -              -                 -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                 -              -               -              -                 -             -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                       -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                 -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
Total increase (decrease)                         -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
Net assets at December 31, 2000                   -              -               -              -                 -             -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  (2)            (2)              -             (3)               (4)          (82)
   Net realized gain (loss) on
     investments and capital gains
     distributions                               (4)            (2)              3             (7)                -          (640)
   Net unrealized appreciation
     (depreciation) of investments               64             48              20             49                97           214
                                       --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            58             44              23             39                93          (508)

Changes from principal transactions:
   Purchase payments                          1,166            625           1,074            857               620         3,580
   Contract distributions and
     terminations                                (7)            (3)             (6)             -                (6)         (153)
   Transfer payments from (to) Fixed
     Accounts and other Divisions                81             32           1,184             42             4,432        17,664
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                            -              -               -              -                 -             -
                                       --------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                             1,240            654           2,252            899             5,046        21,091
                                       --------------------------------------------------------------------------------------------
Total increase (decrease)                     1,298            698           2,275            938             5,139        20,583
                                       --------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001              $1,298           $698          $2,275           $938            $5,139       $20,583
                                       ============================================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23g


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                           Statements of Changes in Net Assets (CONTINUED)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                                      PUTNAM      INTERNATIONAL
                                                                      GROWTH &     GROWTH AND
                                         SMALL-CAP    EUROPE 30       INCOME         INCOME        VOYAGER
                                       DIVISION (h)  DIVISION (h)   DIVISION (j)   DIVISION (j)  DIVISION (j)
                                       -----------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000             $      -       $    -        $  -            $   -          $  -
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                  -            -           -                -             -
   Net realized gain (loss) on
     investments and capital gains
     distributions                               -            -           -                -             -
   Net unrealized appreciation
     (depreciation) of investments               -            -           -                -             -
                                       -----------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations            -            -           -                -             -

Changes from principal transactions:
   Purchase payments                             -            -           -                -             -
   Contract distributions and
     terminations                                -            -           -                -             -
   Transfer payments from (to) Fixed
     Accounts and other Divisions                -            -           -                -             -
   Addition to assets retained in
     the Account by Golden American
     Life Insurance Company                      -            -           -                -             -
                                       -----------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                                -            -           -                -             -
                                       -----------------------------------------------------------------------
Total increase (decrease)                        -            -           -                -             -
                                       -----------------------------------------------------------------------
Net assets at December 31, 2000                  -            -           -                -             -

Increase (decrease) in net assets:
Operations:
   Net investment income (loss)               (94)          (88)         (1)             (2)            (1)
   Net realized gain (loss) on
     investments and capital gains
     distributions                         (1,538)       (4,198)         (1)             (4)             -
   Net unrealized appreciation
     (depreciation) of investments            141            83          13              16             46
                                       -----------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations      (1,491)       (4,203)         11              10             45

Changes from principal transactions:
   Purchase payments                        2,754         1,157         450             488            456
   Contract distributions and
     terminations                            (281)         (293)          -                -            (1)
   Transfer payments from (to) Fixed
     Accounts and other Divisions          18,986         9,651          (6)            106             77
   Addition to assets retained in the
     Account by Golden American Life
     Insurance Company                          -             -           -               -             -
                                       -----------------------------------------------------------------------
   Increase (decrease) in net assets
     derived from principal
     transactions                          21,459        10,515         444             594            532
                                       -----------------------------------------------------------------------
Total increase (decrease)                  19,968         6,312         455             604            577
                                       -----------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001           $19,968        $6,312        $455            $604           $577
                                       =======================================================================

(a) Commencement of operations, January 3, 2000.             (h) Commencement of operations, May 1, 2001.
(b) Commencement of operations, February 1, 2000.            (i) Commencement of operations, July 13, 2001.
(c) Commencement of operations, May 5, 2000.                 (j) Commencement of operations, July 16, 2001.
(d) Commencement of operations, May 8, 2000.                 (k) Commencement of operations, September 17, 2001.
(e) Commencement of operations, October 2, 2000.             (l) Commencement of operations, October 15, 2001.
(f) Commencement of operations, October 3, 2000.             (m) Commencement of operations, December 13, 2001.
(g) Commencement of operations, October 4, 2000.

SEE ACCOMPANYING NOTES.

                                                                23h

                     Golden American Life Insurance Company
                               Separate Account B

                          Notes To Financial Statements

                                December 31, 2001

1. ORGANIZATION

Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2001, the Account had GoldenSelect Contracts, Granite PrimElite Contracts, and SmartDesign Contracts. GoldenSelect Contracts sold by Golden American during 2001 include DVA Plus, Access, Premium Plus, ESII, Value, Access One, Landmark and Generations. SmartDesign Contracts include Variable Annuity
(VA) and Advantage.

The  Account  discontinued   offering  DVA  80  in  May  1991  and  discontinued
registering DVA and DVA Series 100 for sale to the public as of May 1, 2000.

At December 31, 2001, the Account had, under GoldenSelect Contracts, fifty investment Divisions: Liquid Asset, Limited Maturity Bond, Large Cap Value, Hard Assets, All Cap, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Core Bond, Developing World, Asset Allocation Growth, Diversified Mid Cap, Investors, Growth and Income, Special Situations, Internet Tollkeeper, International Equity, Pilgrim Worldwide Growth, Pilgrim Growth Opportunities, Pilgrim MagnaCap, Pilgrim Small Cap Opportunities, PIMCO High Yield Bond, PIMCO

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)





1. ORGANIZATION (CONTINUED)

StocksPLUS Growth and Income, Prudential Jennison, SP Jennison International Growth, Asset Allocation, Equity, Galaxy Growth and Income, High Quality Bond, Small Company Growth, AIM V.I. Dent Demographic Trends, Financial Services, Health Sciences, Utilities, Pioneer Fund VCT, Pioneer Mid-Cap Value VCT, Bull, Small-Cap and Europe 30 Divisions. The Account had, under SmartDesign Contracts, forty investment Divisions: Liquid Asset, Value Equity, Research, Total Return, Core Bond, Growth and Income, Pilgrim Worldwide Growth, Pilgrim MagnaCap, Pilgrim Convertible Class, Pilgrim Growth and Income, Pilgrim LargeCap Growth, PIMCO High Yield Bond, Prudential Jennison, SP Jennison International Growth, Alliance Bernstein Value, Alliance Growth and Income, Premier Growth, AIM V.I. Dent Demographic Trends, AIM V.I. Growth, GET Fund - Series N, GET Fund - Series P, GET Fund - Series Q, Value Opportunity, Index Plus Large Cap, Index Plus Mid Cap, Index Plus Small Cap, Brinson Tactical Allocation, Equity-Income, Growth, Contrafund, Financial Services, Health Sciences, Utilities, Janus Aspen Worldwide Growth, PPI MFS Capital Opportunities, Pioneer Fund VCT, Pioneer Small Company VCT, Putnam Growth and Income, International Growth and Income and
Voyager Divisions. The Account also had, under Granite PrimElite Contracts, eight investments divisions: Mid-Cap Growth, Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International All Cap Growth, and Smith Barney Money Market Divisions (collectively with the Divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated Series ("Series," which may also be referred to as "Portfolio") of mutual funds of The GCG Trust, Pilgrim Variable Insurance Trust, Pilgrim Variable Products Trust, PIMCO Variable Insurance Trust, Prudential Series Fund Inc., Greenwich Street Series Fund Inc., Travelers Series Fund Inc., The Galaxy VIP Fund, Alliance Variable Products Series Fund Inc., Aetna Variable Portfolios Inc., AIM Variable Insurance Funds, Inc., Brinson Series Trust, INVESCO Variable Investment Funds Inc., Janus Aspen Series, Portfolio Partners Inc., Pioneer Variable Contracts Trust, The ProFunds VP, or Putnam Variable Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On January 28, 2000, the consolidation of the All Growth and Growth Opportunities Series into the Mid-Cap Growth Series took place at no cost to current contract holders. The separate accounts in the Series substituted shares of Mid-Cap Growth Series for shares of All Growth and Growth Opportunities Series.

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division. On March 6, 2001, all remaining proceeds in the Market Manager Series were liquidated and Contractowner holdings were reallocated to the Liquid Asset Series as described in the contract prospectus.

Following approval by its shareholders, the Emerging Markets Series was merged into the Developing World Series on April 27, 2001 at no cost to current contract holders. Directed Services, Inc., the Series' manager, absorbed all costs associated with the merger.

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to contract holders. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

RECLASSIFICATIONS

Certain amounts in the 2000 financial information have been reclassified to conform to the 2001 presentation.

3. CHARGES AND FEES

Prior to February 1, 2000, DVA Plus, Access, and the Premium Plus each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite. Under the terms of the Contract, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES

Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

SERIES                                                       ANNUAL RATES
------                                                    ------------------

DVA 80                                                            0.80%
DVA                                                               0.90
DVA Series 100                                                    1.25
DVA Plus (pre February 2000) - Standard                           1.10
DVA Plus (post January 2000) - Standard                           1.15
DVA Plus (post 2000) - Standard                                   1.15
DVA Plus (pre February 2000) - Annual Ratchet                     1.25
DVA Plus (pre February 2000) - 5.5% Solution                      1.25
DVA Plus (post January 2000) - 5.5% Solution                      1.25
DVA Plus (post January 2000) - Annual Ratchet                     1.30
DVA Plus (post 2000) - 5.5% Solution                              1.30
DVA Plus (pre February 2000) - 7% Solution                        1.40
DVA Plus (post January 2000) - Max 5.5                            1.40
DVA Plus (post 2000) - Annual Ratchet                             1.40
DVA Plus (post 2000) - Max 5.5                                    1.45
DVA Plus (post January 2000) - 7% Solution                        1.50
DVA Plus (post 2000) - 7% Solution                                1.50
DVA Plus (post January 2000) - Max 7                              1.60
DVA Plus (post 2000) - Max 7                                      1.60
Access (pre February 2000) - Standard                             1.25
Access (post January 2000) - Standard                             1.30
Access (post 2000) - Standard                                     1.30
Access (pre February 2000) - Annual Ratchet                       1.40
Access (pre February 2000) - 5.5% Solution                        1.40

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

SERIES                                                          ANNUAL RATES
------                                                      -------------------

Access (post January 2000) - Annual Ratchet                          1.45%
Access (post January 2000) - 5.5% Solution                           1.45
Access (post 2000) - 5.5% Solution                                   1.45
Access (pre February 2000) - 7% Solution                             1.55
Access (post January 2000) - Max 5.5                                 1.55
Access (post 2000) - Annual Ratchet                                  1.55
Access (post 2000) - Max 5.5                                         1.60
Access (post January 2000) - 7% Solution                             1.65
Access (post 2000) - 7% Solution                                     1.65
Access (post April 2001) - Standard                                  1.65
Access (post January 2000) - Max 7                                   1.75
Access (post 2000) - Max 7                                           1.75
Access (post April 2001) - 5.5% Solution                             1.80
Access (post April 2001) - Annual Ratchet                            1.90
Access (post April 2001) - Max 5.5                                   1.95
Access (post April 2001) - 7% Solution                               2.00
Access (post April 2001) - Max 7                                     2.10
Premium Plus (pre February 2000) - Standard                          1.25
Premium Plus (post January 2000) - Standard                          1.30
Premium Plus (post 2000) - Standard                                  1.30
Premium Plus (pre February 2000) - Annual Ratchet                    1.40
Premium Plus (pre February 2000) - 5.5% Solution                     1.40
Premium Plus (post January 2000) - Annual Ratchet                    1.45
Premium Plus (post January 2000) - 5.5% Solution                     1.45
Premium Plus (post 2000) - 5.5% Solution                             1.45
Premium Plus (pre February 2000) - 7% Solution                       1.55
Premium Plus (post January 2000) - Max 5.5                           1.55
Premium Plus (post 2000) - Annual Ratchet                            1.55
Premium Plus (post 2000) - Max 5.5                                   1.60
Premium Plus (post January 2000) - 7% Solution                       1.65
Premium Plus (post 2000) - 7% Solution                               1.65

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

SERIES                                                      ANNUAL RATES
------                                                   -------------------

Premium Plus (post January 2000) - Max 7                         1.75%
Premium Plus (post 2000) - Max 7                                 1.75
ES II (pre 2001)                                                 1.25
ES II (post 2000) - Standard                                     1.25
ES II (post 2000) - Deferred Ratchet                             1.30
ES II (post 2000) - 5.5% Solution                                1.40
ES II (post 2000) - Annual Ratchet                               1.50
ES II (post 2000) - Max 5.5                                      1.55
ES II (post 2000) - 7% Solution                                  1.60
ES II (post 2000) - Max 7                                        1.70
Value - Standard                                                 0.75
Access One                                                       0.35
Granite PrimElite - Standard                                     1.10
Granite PrimElite - Annual Ratchet                               1.25
Generations - Standard                                           1.25
Generations - Deferred Ratchet                                   1.30
Generations - Annual Ratchet                                     1.50
Generations - 7% Solution                                        1.60
Generations - Max 7                                              1.70
Landmark - Standard                                              1.50
Landmark - 5.5% Solution                                         1.65
Landmark - Annual Ratchet                                        1.75
Landmark - Max 5.5                                               1.80
Landmark - 7% Solution                                           1.85
Landmark - Max 7                                                 1.95
VA Option I                                                      0.80
VA Option II                                                     1.10
VA Option III                                                    1.25
VA Bonus Option I                                                1.30
VA Bonus Option II                                               1.60
VA Bonus Option III                                              1.75

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

SERIES                                                     ANNUAL RATES
------                                                  -------------------

Advantage Option I                                             2.20%
Advantage Option II                                            2.40
Advantage Option III                                           2.55


ASSET BASED ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA and Advantage Contracts.

ADMINISTRATIVE CHARGES

An administrative charge is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, and Advantage contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.


MINIMUM DEATH BENEFIT GUARANTEE CHARGES


For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

CONTINGENT DEFERRED SALES CHARGES


Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite Contracts, Landmark, VA, and Advantage Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed based upon the date a premium payment is received.

                                                                SURRENDER CHARGE
    COMPLETE YEARS       DVA
    ELAPSED SINCE        80 &     DVA     PREMIUM      ES II &                  GRANITE      LANDMARK &
   PREMIUM PAYMENT       DVA     PLUS       PLUS     GENERATIONS     VALUE     PRIMELITE     ADVANTAGE   VA
  ------------------------------------------------------------------------------------------------------------
          0               6%       7%        8%           8%           6%           7%           6%      7%
          1               5        7         8            7            6            7            5       7
          2               4        6         8            6            6            6            4       6
          3               3        5         8            5            5            5            -       6
          4               2        4         7            4            4            4            -       5
          5               1        3         6            3            3            3            -       4
          6               -        1         5            2            1            1            -       3
          7               -        -         3            1            -            -            -       -
          8               -        -         1            -            -            -            -       -
         9+               -        -         -            -            -            -            -       -
  ------------------------------------------------------------------------------------------------------------

                                       32

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

OTHER CONTRACT CHARGES

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD

Under Contracts offered prior to October 1995, a sales load of up to 7.5 % was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

FEES WAIVED BY GOLDEN AMERICAN

Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                               YEAR ENDED DECEMBER 31
                                              2001                2000
                                     ---------------------------------------
                                             (DOLLARS IN THOUSANDS)

Balance at beginning of year                $  678             $ 3,093
Sales load advanced                             46                  43
Amortization of deferred sales
  load and premium tax                        (724)             (2,458)
                                     ---------------------------------------
Balance at end of year                      $    -             $   678
                                     =======================================



                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                          YEAR ENDED DECEMBER 31
                                                                     2001                        2000
                                                         ---------------------------------------------------------
                                                           PURCHASES       SALES        PURCHASES       SALES
                                                         ---------------------------------------------------------
                                                                          (DOLLARS IN THOUSANDS)
The GCG Trust:
   Liquid Asset Series                                      $5,778,907     $5,387,088    $5,009,626    $4,852,286
   Limited Maturity Bond Series                                320,388        165,480       100,400        49,723
   Large Cap Value Series                                      192,419         13,495       104,683         5,678
   Hard Assets Series                                           15,759         19,014        40,084        35,964
   All Growth Series                                                 -              -        71,697       148,258
   All Cap Series                                              215,529         18,161       111,560         5,575
   Real Estate Series                                           71,207         46,270        96,209        64,912
   Fully Managed Series                                        377,005         90,177       112,464        61,046
   Equity Income Series                                        216,341         81,506        98,938        88,840
   Capital Appreciation Series                                 142,512        114,142       227,251        51,623
   Rising Dividends Series                                      60,251         72,471       151,463        58,223
   Emerging Markets Series                                      49,902         69,646        62,812        67,830
   Market Manager Series                                         3,388          8,410           594           813
   Value Equity Series                                         109,345         74,755       126,574        94,165
   Strategic Equity Series                                     199,079        223,594       404,992       147,040
   Small Cap Series                                            474,975        410,116       668,534       299,869
   Managed Global Series                                       994,534        946,349       773,452       628,437
   Mid-Cap Growth Series                                       813,977        747,789     1,570,684       553,073
   Capital Growth Series                                       150,331        150,151       163,005        24,871
   Research Series                                             208,240        178,793       332,012        33,449
   Total Return Series                                         303,584         73,267       177,368        58,592
   Growth Series                                               838,003        854,786     2,357,943     1,555,976
   Core Bond Series                                             96,443         23,096        21,953         1,829
   Developing World Series                                     514,464        492,886       224,227       196,834
   Growth Opportunities Series                                       -              -           397         6,296
   Asset Allocation Growth Series                               46,049            798         4,913           194
   Diversified Mid-Cap Series                                   51,740          5,350        16,411         5,011
   Investors Series                                             79,313          6,102        37,309        15,640
   Growth and Income Series                                     85,909          2,016        15,051         2,209
   Special Situations Series                                    21,339          1,778         6,296            46
   Internet Tollkeeper Series                                    5,934            392             -             -
   International Equity Series                               1,288,757      1,304,170     1,216,239     1,119,035


                                                                 35


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


4. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31
                                                                     2001                        2000
                                                         ---------------------------------------------------------
                                                           PURCHASES       SALES        PURCHASES       SALES
                                                         ---------------------------------------------------------
                                                                          (DOLLARS IN THOUSANDS)

Pilgrim Variable Insurance Trust:
   Pilgrim Worldwide Growth Fund                               $ 24,855       $ 8,371       $ 8,467       $ 2,477
Pilgrim Variable Products Trust:
   Pilgrim Growth Opportunities Portfolio                         7,080         1,675             -             -
   Pilgrim MagnaCap Portfolio                                     5,521           131             -             -
   Pilgrim Small Cap Opportunities Portfolio                     20,495         5,437             -             -
   Pilgrim Convertible Class Portfolio                              195             3             -             -
   Pilgrim Growth and Income Portfolio                              442           291             -             -
   Pilgrim LargeCap Growth Portfolio                                538             8             -             -
PIMCO Variable Insurance Trust:
   PIMCO High Yield Bond Portfolio                              187,456       101,450       104,012        72,796
   PIMCO StocksPLUS Growth and Income Portfolio                  78,983        54,922       128,021        38,274
Prudential Series Fund, Inc.:
   Prudential Jennison Portfolio                                161,864       120,999        10,354           418
   SP Jennison International Growth Portfolio                    72,009        60,714        13,316        10,547
Greenwich Street Series Fund Inc.:
   Appreciation Portfolio                                            54           116           136           255
Travelers Series Fund Inc.:
   Smith Barney High Income Portfolio                                51            62            78            93
   Smith Barney Large Cap Value Portfolio                            30            71            77            82
   Smith Barney International All Cap Growth Portfolio                4            19           111            46
   Smith Barney Money Market Portfolio                              194           129            13           436
The Galaxy VIP Fund:
   Asset Allocation Portfolio                                       214           191         1,340            17
   Equity Portfolio                                                 130           187           946            35
   Growth and Income Portfolio                                       59           119           185            14
   High Quality Bond Portfolio                                       90            18            58            10
   Small Company Growth Portfolio                                    19             6            84             1
Alliance Variable Products Series Fund, Inc.:
   Alliance Bernstein Value Portfolio                               648            66             -             -
   Growth and Income Portfolio                                    1,659            44             -             -
   Premier Growth Portfolio                                       1,115            79             -             -


                                                                 36


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


4. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31
                                                                     2001                        2000
                                                         ---------------------------------------------------------
                                                           PURCHASES       SALES        PURCHASES       SALES
                                                         ---------------------------------------------------------
                                                                          (DOLLARS IN THOUSANDS)
 Aetna Variable Portfolios, Inc.:
   GET Fund - Series N                                         $33,144       $ 3,009         $   -         $   -
   GET Fund - Series P                                         152,998           246             -             -
   GET Fund - Series Q                                           1,904             0             -             -
   Value Opportunity Portfolio                                     314            15             -             -
   Index Plus Large Cap Portfolio                                  896           101             -             -
   Index Plus Mid Cap Portfolio                                    852            62             -             -
   Index Plus Small Cap Portfolio                                  854           227             -             -
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Dent Demographic Trends Fund                          3,649            90             -             -
  AIM V.I. Growth Fund                                             427             2             -             -
Brinson Series Trust:
  Tactical Allocation Portfolio                                    794            49             -             -
Fidelity Variable Insurance Products:
  Equity-Income Portfolio                                        1,945            55             -             -
  Growth Portfolio                                                 705            44             -             -
  Contrafund Portfolio                                           1,568           436             -             -
INVESCO Variable Investment Funds, Inc.:
  Financial Services Fund                                        3,684         1,338             -             -
  Health Sciences Fund                                          13,606         2,751             -             -
  Utilities Fund                                                 1,085           117             -             -
Janus Aspen Series:
  Janus Aspen Worldwide Growth Portfolio                         1,300            62             -             -
Portfolio Partners, Inc.:
  PPI MFS Capital Opportunities Portfolio                          661             9             -             -
Pioneer Variable Contracts Trust:
  Pioneer Fund VCT Portfolio                                     2,403           151             -             -
  Pioneer Small Company VCT Portfolio                              978            82             -             -
  Pioneer Mid-Cap VCT Portfolio                                  5,058            16             -             -
The ProFunds VP:
  Bull                                                          41,559        20,550             -             -
  Small-Cap                                                    202,340       180,975             -             -
  Europe 30                                                    179,473       169,046             -             -
Putnam Variable Trust:
  Growth and Income Fund                                           456            13             -             -
  International Growth and Income Fund                             625            33             -             -
  Voyager Fund                                                     539             8             -             -
                                                        ---------------------------------------------------------
COMBINED                                                   $14,943,146   $12,316,643   $14,572,339   $10,358,838
                                                        =========================================================

                                                               37, 38


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


5. CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2001 and 2000 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a redemption (surrender of the old
Contract) and an issue (acquisition of the new Contract). All of the units issued for the Market Manager Division resulted from such updates.


                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                              2001                                   2000
                                           -------------------------------------------------------------------------------
                                               UNITS         UNITS         NET         UNITS        UNITS         NET
                                               ISSUED       REDEEMED     INCREASE      ISSUED      REDEEMED     INCREASE
                                                                        (DECREASE)                             (DECREASE)
                                           -------------------------------------------------------------------------------

The GCG Trust:
   Liquid Asset Division                    406,837,337   381,974,408   24,862,929  359,367,174  350,362,386      9,004,788
   Limited Maturity Bond Division            21,094,466    13,022,965    8,071,501    6,653,002    4,238,782      2,414,220
   Large Cap Value Division                  21,298,417     3,032,221   18,266,196   10,510,495    1,148,728      9,361,767
   Hard Assets Division                       1,479,521     1,669,257     (189,736)   2,834,446    2,496,801        337,645
   All-Growth Division                                -             -            -        1,772    4,534,313     (4,532,541)
   All Cap Division                          20,782,291     4,029,958   16,752,333   10,302,677    1,241,107      9,061,570
   Real Estate Division                       3,276,661     2,545,459      731,202    4,319,128    3,211,948      1,107,180
   Fully Managed Division                    15,753,519     5,774,203    9,979,316    4,937,015    3,912,225      1,024,790
   Equity Income Division                    11,244,435     5,753,173    5,491,262    5,587,065    5,891,560       (304,495)
   Capital Appreciation Division              9,170,101     7,646,399    1,523,702    9,788,554    3,977,530      5,811,024
   Rising Dividends Division                  5,403,189     5,969,298     (566,109)   8,048,967    4,882,590      3,166,377
   Emerging Markets Division                  7,053,917    9,615,850    (2,561,933)   6,972,719    7,369,824       (397,105)
   Market Manager Division                            -      238,516      (238,516)           -       26,641        (26,641)
   Value Equity Division                      7,284,108    5,650,995     1,633,113    7,941,727    6,192,411      1,749,316
   Strategic Equity Division                 18,048,284   19,375,073    (1,326,789)  19,709,430    9,587,363     10,122,067
   Small Cap Division                        32,782,567   28,723,840     4,058,727   26,260,160   17,429,511      8,830,649
   Managed Global Division                   57,913,358   54,827,286     3,086,072   34,701,368   30,852,410      3,848,958
   Mid-Cap Growth Division                   26,837,412   24,939,789     1,897,623   29,199,551   15,272,144     13,927,407
   Capital Growth Division                   12,516,724   12,352,679       164,045    9,504,070    2,906,917      6,597,153
   Research Division                         11,109,168   10,124,605       984,563   10,607,414    2,858,194      7,749,220
   Total Return Division                     16,341,446    6,826,503     9,514,943    9,344,159    5,124,311      4,219,848
   Growth Division                           56,738,599   57,342,210      (603,611)  90,088,344   64,904,288     25,184,056
   Core Bond Division                         9,464,453    3,028,846     6,435,607    2,067,425      444,699      1,622,726
   Developing World Division                 77,143,940   74,214,198     2,929,742   25,929,101   23,178,428      2,750,673
   Growth Opportunities Division                      -            -             -        2,653      586,755       (584,102)
   Asset Allocation Growth Division           5,576,656      359,275     5,217,381      536,932       35,902        501,030
   Diversified Mid-Cap Division               6,501,025    1,269,887     5,231,138    1,738,197      587,931      1,150,266


                                                                 39

                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


5. CHANGES IN UNITS (CONTINUED)


                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                              2001                                   2000
                                           -------------------------------------------------------------------------------
                                               UNITS         UNITS         NET         UNITS        UNITS         NET
                                               ISSUED       REDEEMED     INCREASE      ISSUED      REDEEMED     INCREASE
                                                                        (DECREASE)                             (DECREASE)
                                           -------------------------------------------------------------------------------
The GCG Trust (continued):
   Investors Division                         8,174,409    1,445,937     6,728,472    3,506,979  1,589,857    1,917,122
   Growth and Income Division                10,214,159    1,007,740     9,206,419    1,550,837    270,440    1,280,397
   Special Situations Division                3,020,279      751,676     2,268,603      696,811     33,708      663,103
   Internet Tollkeeper Division                 867,730      158,666       709,064            -          -            -
   International Equity Division            140,797,564  141,233,941      (436,377)  92,849,675 86,976,149    5,873,526
Pilgrim Variable Insurance Trust:
   Pilgrim Worldwide Growth Division          3,791,068    1,563,623     2,227,445      966,161    330,869      635,292
Pilgrim Variable Products Trust:
  Pilgrim Growth Opportunities Division         931,175      259,800       671,375            -          -            -
  Pilgrim MagnaCap Division                     632,349       53,590       578,759            -          -            -
  Pilgrim Small Cap Opportunities Division    2,548,996      811,701     1,737,295            -          -            -
  Pilgrim Convertible Class Division             18,782          347        18,435            -          -            -
  Pilgrim Growth and Income Division             45,138       30,153        14,985            -          -            -
  Pilgrim LargeCap Growth Division               56,377          733        55,644            -          -            -
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Division             21,217,537   13,988,901     7,228,636   11,171,609  9,133,980    2,037,629
  PIMCO StocksPLUS Growth and Income
     Division                                 8,925,373    7,365,612     1,559,761   10,253,524  4,989,762    5,263,762
Prudential Series Fund, Inc.:
  Prudential Jennison Division               26,252,187   19,904,133     6,348,054    1,167,863    181,053      986,810
  SP Jennison International Growth           12,383,699   10,604,474     1,779,225    1,516,731  1,198,936      317,795
     Division
Greenwich Street Series Fund Inc.:
  Appreciation Division                           2,637        6,303        (3,666)       6,545     13,984       (7,439)
Travelers Series Fund Inc.:
  Smith Barney High Income Division                  93        4,626        (4,533)       2,416      6,424       (4,008)
  Smith Barney Large Cap Value Division               6        3,282        (3,276)       2,886      4,081       (1,195)
  Smith Barney International All Cap
     Growth Division                                277        1,051          (774)       4,883      1,931        2,952
  Smith Barney Money Market Division             15,005       10,129         4,876            -     36,664      (36,664)
The Galaxy VIP Fund:
  Asset Allocation Division                      19,007       19,492          (485)     117,695      1,286      116,409
  Equity Division                                11,685       17,902        (6,217)      71,978      3,194       68,784
  Growth and Income Division                      5,606       12,104        (6,498)      16,903      1,136       15,767
  High Quality Bond Division                      7,406        1,490         5,916        5,210        922        4,288
  Small Company Growth Division                   1,341          329         1,012        5,427          2        5,425


                                                                 40

                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


5. CHANGES IN UNITS (CONTINUED)


                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                              2001                                   2000
                                           -------------------------------------------------------------------------------
                                               UNITS         UNITS         NET         UNITS        UNITS         NET
                                               ISSUED       REDEEMED     INCREASE      ISSUED      REDEEMED     INCREASE
                                                                        (DECREASE)                             (DECREASE)
                                           -------------------------------------------------------------------------------
Alliance Variable Products Series Fund,
 Inc.:
  Alliance Bernstein Value Division              71,653       12,180        59,473            -            -          -
  Growth and Income Division                    181,005        8,620       172,385            -            -          -
  Premier Growth Division                       123,347        9,253       114,094            -            -          -
Aetna Variable Portfolios, Inc.:
  GET Fund - Series N Division                3,305,373      296,325     3,009,048            -            -          -
  GET Fund - Series P Division               15,403,642      127,730    15,275,912            -            -          -
  GET Fund - Series Q Division                  190,471            -       190,471            -            -          -
  Value Opportunity Division                     34,696        1,645        33,051            -            -          -
  Index Plus Large Cap Division                  99,176       12,643        86,533            -            -          -
  Index Plus Mid Cap Division                    90,604        7,688        82,916            -            -          -
  Index Plus Small Cap Division                  96,255       28,852        67,403            -            -          -
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Dent Demographic Trends Division     339,548       16,457       323,091            -            -          -
  AIM V.I. Growth Division                       42,954           57        42,897            -            -          -
Brinson Series Trust:
  Brinson Tactical Allocation Division           89,352        5,615        83,737            -            -          -
Fidelity Variable Insurance Products:
  Equity-Income Division                        214,691       11,435       203,256            -            -          -
  Growth Division                                80,283        5,508        74,775            -            -          -
  Contrafund Division                           171,166       49,255       121,911            -            -          -
INVESCO Variable Investment Funds, Inc.:
  Financial Services Division                   434,280      177,355       256,925            -            -          -
  Health Sciences Division                    1,421,950      369,814     1,052,136            -            -          -
  Utilities Division                            141,238       22,159       119,079            -            -          -
Janus Aspen Series:
  Janus Aspen Worldwide Growth Division         146,938        8,275       138,663            -            -          -
Portfolio Partners, Inc.:
  PPI MFS Capital Opportunities Division         79,584        1,274        78,310            -            -          -
Pioneer Variable Contracts Trust:
  Pioneer Fund VCT Division                     268,899       26,350       242,549            -            -          -
  Pioneer Small Company VCT Division            107,907       10,101        97,806            -            -          -
  Pioneer Mid-Cap VCT Division                  576,552       96,828       479,724            -            -          -


                                                                 41


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)


5. CHANGES IN UNITS (CONTINUED)

                                                        FOR THE YEAR ENDED DECEMBER 31
                                                   2001                                   2000
                                --------------------------------------------------------------------------------
                                    UNITS         UNITS         NET         UNITS        UNITS         NET
                                    ISSUED       REDEEMED     INCREASE      ISSUED      REDEEMED     INCREASE
                                                             (DECREASE)                             (DECREASE)
                                --------------------------------------------------------------------------------
The ProFunds VP:
  Bull Division                   4,686,896     2,370,498    2,316,398            -             -              -
  Small-Cap Division             21,972,144    19,853,663    2,118,481            -             -              -
  Europe 30 Division             23,135,968    22,371,682      764,286            -             -              -
Putnam Variable Trust:
  Growth and Income Division         50,302         2,090       48,212            -             -              -
  International Growth and
     Income Division                 70,513         6,733       63,780            -             -              -
  Voyager Division                   68,823         2,835       65,988            -             -              -
                                --------------------------------------------------------------------------------
COMBINED                        1,175,287,689 985,477,548   189,810,141  820,867,678  678,030,077    142,837,601
                                ================================================================================

6. UNIT VALUES

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2001 follows:

                                                                                            UNIT        EXTENDED
                            DIVISION/CONTRACT                                  UNITS        VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------
                                                                                                     (IN THOUSANDS)
LIQUID ASSET
Currently payable annuity products:
DVA 80                                                                          1,451       $17.11      $      24
DVA                                                                             1,419        16.67             24
Contracts in accumulation period:
DVA 80                                                                        222,827        17.11          3,813
DVA                                                                           905,779        16.67         15,099
DVA Series 100                                                                 51,726        15.92            824
DVA Plus - Standard (pre February 2000)                                       785,739        16.16         12,698
DVA Plus - Standard (post January 2000 and post 2000)                         231,818        15.98          3,705
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard
   (pre February 2000), Premium Plus - Standard (pre February 2000), ES
   II (pre 2001), ES II - Standard (post 2000), Generations - Standard     14,053,317        15.84        222,606
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5%
   Solution  (post 2000),  Access - Standard  (post January 2000 and post 2000), Premium Plus - Standard (post January 2000 and post
   2000), ES II - Deferred Ratchet (post 2000), Generations -
   Deferred Ratchet                                                        12,017,917        15.67        188,321
DVAPlus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000), Access -
   Annual Ratchet (pre February 2000) and 5.5% Solution (pre February
   2000), Premium Plus - Annual Ratchet (pre February 2000) and 5.5%
   Solution (pre February 2000), ES II - 5.5% Solution (post 2000)          7,210,821        15.54        112,056


                                                                 42


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)

LIQUID ASSET (CONTINUED)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium Plus -
   Annual Ratchet (post January 2000), Premium Plus -
   5.5% Solution (post January 2000 and post 2000)                                2,858,557       $15.36       $ 43,908
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II -
   Annual Ratchet (post 2000), Generations - Annual Ratchet, Landmark               953,602        15.26         14,552
   - Standard
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February 2000),
   Premium Plus - Annual
   Ratchet (post 2000), Premium Plus - Max 5.5 (post January 2000)               10,759,451        15.21        163,652
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000), Premium Plus - Max 5.5 (post 2000), ES II - 7%
   Solution (post 2000), Generations - 7% Solution                                1,500,979        15.06         22,605
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          9,752,616        14.96        145,900
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max
   7 (post January 2000 and post 2000), Landmark - Annual Ratchet                 6,235,817        14.77         92,103
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             92        14.72              1
Access - Annual Ratchet (post April 2001)                                           329,210        14.53          4,784
Access - Max 5.5 (post April 2001), Landmark - Max 7                                261,606        14.43          3,775
Access - 7% Solution (post April 2001)                                              131,130        14.34          1,881
Access  - Max 7 (post April 2001)                                                   255,666        14.15          3,618
Value                                                                               115,038        16.89          1,943
Access One                                                                           23,869        17.79            425
VA Option I                                                                          10,854        16.78            182
VA Option II                                                                         12,665        16.13            205
VA Option III                                                                        18,061        16.89            305
VA Bonus Option I                                                                   116,590        15.71          1,832
VA Bonus Option II                                                                   20,175        15.11            305
VA Bonus Option III                                                                  45,601        14.81            676
ES II - Max 7 (post 2000), Generations - Max 7                                      371,667        14.92          5,545
Landmark - 7% Solution                                                              202,030        14.62          2,954
Advantage Option I                                                                   47,932        14.26            684
Advantage Option II                                                                  16,519        13.89            230
Advantage Option III                                                                 18,352        13.62            250
                                                                                                           ----------------
                                                                                                             $1,071,485
                                                                                                           ================


                                                                 43


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


LIMITED MATURITY BOND
Currently payable annuity products:
DVA 80                                                                             $  2,363       $20.57      $      49
DVA                                                                                   8,431        20.04            169
Contracts in accumulation period:
DVA 80                                                                               24,997        20.57            514
DVA                                                                                 980,533        20.04         19,650
DVA Series 100                                                                       10,239        19.14            196
DVA Plus - Standard (pre February 2000)                                             366,850        19.44          7,132
DVA Plus - Standard (post January 2000 and post 2000)                               344,127        19.26          6,628
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           4,326,402        19.06         82,461
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,416,706        18.88         45,627
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         2,547,140        18.69         47,606
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           497,060        18.51          9,201
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           389,086        18.39          7,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,653,890        18.30         66,866
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           342,316        18.15          6,213
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          1,730,152        18.03         31,195
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,441,971        17.80         25,667
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                            994        17.71             18
Access - Annual Ratchet (post April 2001)                                            33,099        17.48            579
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 63,527        17.36          1,103
Access - 7% Solution (post April 2001)                                               14,995        17.25            259

                                                                 44


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


LIMITED MATURITY BOND (CONTINUED)
Access  - Max 7 (post April 2001)                                                    33,665       $17.02      $     573
Value                                                                                70,078        20.32          1,424
Access One                                                                            1,261        21.41             27
ES II - Max 7 (post 2000), Generations - Max 7                                      177,355        17.95          3,184
Landmark - 7% Solution                                                               32,154        17.59            566
                                                                                                           ----------------
                                                                                                              $ 364,062
                                                                                                           ================

LARGE CAP VALUE
Contracts in accumulation period:
DVA                                                                                  39,349       $10.10      $     397
DVA Plus - Standard (pre February 2000)                                             135,888        10.05          1,365
DVA Plus - Standard (post January 2000 and post 2000)                               356,503        10.04          3,579
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           3,900,664        10.02         39,084
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   4,561,875        10.01         45,664
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            1,783,085         9.99         17,813
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,370,680         9.98         13,679
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,400,045         9.97         13,958
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,260,906         9.96         32,478
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                         1,513,414         9.95         15,058
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          3,603,942         9.94         35,823
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   4,320,852         9.93         42,905



                                                                 45


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)



LARGE CAP VALUE (CONTINUED)
Access - Annual Ratchet (post April 2001)                                            64,872        $9.89      $     641
Access - Max 5.5 (post April 2001), Landmark - Max 7                                261,939         9.88          2,588
Access - 7% Solution (post April 2001)                                               82,700         9.87            816
Access  - Max 7 (post April 2001)                                                   172,888         9.85          1,703
Value                                                                                77,937        10.12            788
Access One                                                                              185        10.20              2
ES II - Max 7 (post 2000), Generations - Max 7                                      609,108         9.93          6,048
Landmark - 7% Solution                                                              111,131         9.90          1,100
                                                                                                           ----------------
                                                                                                              $ 275,489
                                                                                                           ================

HARD ASSETS
Currently payable annuity products:
DVA                                                                                   2,975       $14.88      $      44
Contracts in accumulation period:
DVA 80                                                                               34,308        15.27            524
DVA                                                                                 246,318        14.88          3,665
DVA Series 100                                                                       10,367        14.21            147
DVA Plus - Standard (pre February 2000)                                              77,971        14.42          1,124
DVA Plus - Standard (post January 2000 and post 2000)                                14,140        14.31            202
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             295,871        14.14          4,184
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     144,214        14.03          2,023
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           458,821        13.87          6,364
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000), Premium Plus
   - Annual Ratchet (post January 2000), Premium Plus -
   5.5% Solution (post January 2000 and post 2000)                                   22,851        13.76            314
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,910        13.67            258
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7%
   Solution (pre February 2000), Premium Plus - Annual Ratchet (post                474,627        13.58          6,445
   2000), Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            30,794        13.49            415

                                                                 46


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


HARD ASSETS (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              94,215       $13.40      $   1,262
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     315,573        13.22          4,172
Access - Annual Ratchet (post April 2001)                                             8,522        12.96            110
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  2,532        12.88             33
Access - 7% Solution (post April 2001)                                                6,075        12.79             78
Access  - Max 7 (post April 2001)                                                     9,098        12.63            115
Value                                                                                26,881        15.07            405
ES II - Max 7 (post 2000), Generations - Max 7                                       95,942        13.31          1,277
Landmark - 7% Solution                                                                3,712        13.05             48
                                                                                                           ----------------
                                                                                                              $  33,209
                                                                                                           ================

ALL CAP
Contracts in accumulation period:
DVA                                                                                  49,190       $11.74      $     577
DVA Series 100                                                                          948        11.66             11
DVA Plus - Standard (pre February 2000)                                             124,190        11.68          1,450
DVA Plus - Standard (post January 2000 and post 2000)                               251,795        11.67          2,938
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           4,280,223        11.65         49,864
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   3,977,598        11.64         46,299
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         2,043,716        11.62         23,748
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,200,300        11.60         13,923
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           807,562        11.59          9,359
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,995,359        11.58         46,266
   Premium Plus - Max 5.5 (post January 2000)

                                                                 47


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


ALL CAP (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           902,603       $11.57      $  10,443
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           2,722,089        11.56         31,467
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   4,291,400        11.54         49,522
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                            778        11.53              9
Access - Annual Ratchet (post April 2001)                                           101,331        11.50          1,165
Access - Max 5.5 (post April 2001), Landmark - Max 7                                225,937        11.49          2,596
Access - 7% Solution (post April 2001)                                               31,699        11.48            364
Access  - Max 7 (post April 2001)                                                   202,778        11.46          2,324
Value                                                                                55,362        11.76            651
ES II - Max 7 (post 2000), Generations - Max 7                                      471,202        11.55          5,442
Landmark - 7% Solution                                                               77,843        11.51            896
                                                                                                           ----------------
                                                                                                              $ 299,314
                                                                                                           ================

REAL ESTATE
Currently payable annuity products:
DVA 80                                                                                  230       $30.67      $       7
DVA                                                                                   3,512        29.88            105
Contracts in accumulation period:
DVA 80                                                                               13,962        30.67            428
DVA                                                                                 349,958        29.88         10,457
DVA Series 100                                                                        6,396        28.54            183
DVA Plus - Standard (pre February 2000)                                             112,185        28.96          3,249
DVA Plus - Standard (post January 2000 and post 2000)                                31,389        28.74            902
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January  2000),  Access - Standard (pre February 000),
   Premium Plus - Standard (pre February 2000), ES II
   (pre 2001), ES II - Standard (post 2000), Generations - Standard                 887,731        28.40         25,212
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations Deferred Ratchet                       414,152        28.18         11,671
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           715,122        27.85         19,916
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           107,794        27.63          2,978
   Solution (post January 2000 and post 2000)


                                                                 48


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)



REAL ESTATE (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            77,778       $27.45      $   2,135
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  801,893        27.27         21,868
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           101,334        27.09          2,745
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post January
   2000 and post 2000), Landmark - 5.5% Solution                                    310,014        26.91          8,342
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     474,134        26.56         12,593
Access - Annual Ratchet (post April 2001)                                             8,515        26.04            222
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  7,350        25.87            190
Access - 7% Solution (post April 2001)                                                6,621        25.70            170
Access - Max 7 (post April 2001)                                                     16,849        25.36            427
Value                                                                                 4,235        30.28            128
Access One                                                                               74        31.90              2
ES II - Max 7 (post 2000), Generations - Max 7                                       81,301        26.74          2,174
Landmark - 7% Solution                                                                2,487        26.21             65
                                                                                                           ----------------
                                                                                                              $ 126,169
                                                                                                           ================

FULLY MANAGED
Currently payable annuity products:
DVA 80                                                                                  660       $30.47      $      20
DVA                                                                                  26,524        29.68            787
Contracts in accumulation period:
DVA 80                                                                               40,514        30.47          1,235
DVA                                                                               1,370,762        29.68         40,684
DVA Series 100                                                                       26,501        28.35            751
DVA Plus - Standard (pre February 2000)                                             453,058        28.77         13,035
DVA Plus - Standard (post January 2000 and post 2000)                               152,493        28.55          4,354
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           4,592,779        28.22        129,608
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution                                                .
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,279,908        27.99         63,815

                                                                 49


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


FULLY MANAGED (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
   Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         3,679,280       $27.67      $ 101,806
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           495,196        27.44         13,588
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           477,872        27.27         13,032
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                4,693,130        27.09        127,137
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           531,690        26.91         14,308
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          1,927,532        26.74         51,542
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,940,880        26.39         51,220
Access - Annual Ratchet (post April 2001)                                            43,670        25.87          1,130
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 92,605        25.70          2,380
Access - 7% Solution (post April 2001)                                               43,006        25.53          1,098
Access  - Max 7 (post April 2001)                                                    93,509        25.20          2,356
Value                                                                                39,680        30.08          1,194
ES II - Max 7 (post 2000), Generations - Max 7                                      329,417        26.56          8,749
Landmark - 7% Solution                                                               43,865        26.04          1,142
                                                                                                           ----------------
                                                                                                              $ 644,971
                                                                                                           ================

EQUITY INCOME
Currently payable annuity products:
DVA 80                                                                                3,201       $25.81      $      83
DVA                                                                                  33,619        25.14            845
Contracts in accumulation period:
DVA 80                                                                              127,596        25.81          3,293
DVA                                                                               2,438,128        25.14         61,295
DVA Series 100                                                                       38,217        24.02            918
DVA Plus - Standard (pre February 2000)                                             293,213        24.37          7,146
DVA Plus - Standard (post January 2000 and post 2000)                               103,145        24.18          2,494


                                                                 50


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


EQUITY INCOME (CONTINUED)
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           3,366,040       $23.90      $  80,448
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,599,946        23.71         37,935
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            2,377,260        23.43         55,699
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           398,073        23.25          9,255
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           410,546        23.10          9,484
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,203,913        22.94         73,498
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           387,753        22.79          8,837
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,103,378        22.65         24,992
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,364,874        22.35         30,505
Access - Annual Ratchet (post April 2001)                                            27,313        21.91            599
Access - Max 5.5 (post April 2001), Landmark - Max 7                                107,272        21.77          2,335
Access - 7% Solution (post April 2001)                                               25,079        21.62            542
Access  - Max 7 (post April 2001)                                                    36,452        21.34            778
Value                                                                                31,320        25.48            798
Access One                                                                              875        26.84             23
ES II - Max 7 (post 2000), Generations - Max 7                                      191,974        22.50          4,320
Landmark - 7% Solution                                                               29,036        22.06            641
                                                                                                           ----------------
                                                                                                              $ 416,763
                                                                                                           ================


                                                                 51


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)



CAPITAL APPRECIATION Currently payable annuity products:
DVA                                                                                  25,182       $22.43      $     565
Contracts in accumulation period:
DVA 80                                                                               17,235        22.87            394
DVA                                                                               1,442,077        22.43         32,346
DVA Series 100                                                                       21,812        21.67            473
DVA Plus - Standard (pre February 2000)                                             355,810        21.91          7,796
DVA Plus - Standard (post January 2000 and post 2000)                               162,730        21.78          3,544
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           3,606,211        21.60         77,895
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,862,499        21.46         39,970
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         3,688,602        21.28         78,494
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           938,385        21.15         19,847
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           337,955        21.05          7,114
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                4,160,509        20.94         87,121
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           446,323        20.84          9,302
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          1,587,677        20.74         32,929
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,748,122        20.53         35,890
Access - Annual Ratchet (post April 2001)                                            17,631        20.23            357
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 41,070        20.13            827
Access - 7% Solution (post April 2001)                                               10,853        20.03            217

                                                                 52


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


CAPITAL APPRECIATION (CONTINUED)
Access  - Max 7 (post April 2001)                                                    49,630       $19.84      $     985
Value                                                                                46,988        22.65          1,064
ES II - Max 7 (post 2000), Generations - Max 7                                      138,978        20.64          2,869
Landmark - 7% Solution                                                               10,329        20.33            210
                                                                                                           ----------------
                                                                                                              $ 440,209
                                                                                                           ================

RISING DIVIDENDS
Currently payable annuity products:
DVA 80                                                                                  675       $22.72      $      15
DVA                                                                                   8,983        22.35            201
Contracts in accumulation period:
DVA 80                                                                               15,986        22.72            363
DVA                                                                               1,509,592        22.35         33,739
DVA Series 100                                                                       42,509        21.70            922
DVA Plus - Standard (pre February 2000)                                             979,243        21.91         21,455
DVA Plus - Standard (post January 2000 and post 2000)                               181,196        21.80          3,950
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           7,290,570        21.65        157,841
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,737,220        21.52         37,385
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         8,520,621        21.38        182,171
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           529,164        21.26         11,250
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           752,795        21.17         15,937
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                8,865,679        21.08        186,889
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           485,828        20.99         10,198
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,489,476        20.90         31,130

                                                                 53


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


RISING DIVIDENDS (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,546,448       $20.73      $  32,058
Access - Annual Ratchet (post April 2001)                                            20,785        20.47            425
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 51,722        20.39          1,055
Access - 7% Solution (post April 2001)                                               13,112        20.30            266
Access  - Max 7 (post April 2001)                                                    27,684        20.13            557
Value                                                                                38,906        22.54            877
Access One                                                                               48        23.30              1
ES II - Max 7 (post 2000), Generations - Max 7                                      118,228        20.82          2,462
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             23        20.64              -
Landmark - 7% Solution                                                               43,851        20.56            902
                                                                                                           ----------------
                                                                                                              $ 732,049
                                                                                                           ================

VALUE EQUITY
Currently payable annuity products:
DVA 80                                                                                  247       $19.10      $       5
DVA                                                                                   1,241        18.84             23
Contracts in accumulation period:
DVA 80                                                                                5,894        19.10            112
DVA                                                                                 311,818        18.84          5,875
DVA Series 100                                                                       13,074        18.38            240
DVA Plus - Standard (pre February 2000)                                             324,375        18.53          6,011
DVA Plus - Standard (post January 2000 and post 2000)                                58,111        18.44          1,072
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           2,404,426        18.34         44,097
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Pre mium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     833,753        18.25         15,216
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            2,428,124        18.14         44,046
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           252,946        18.06          4,568
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           183,495        17.99          3,301

                                                                 54


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


VALUE EQUITY (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                2,414,646      $ 17.92      $  43,270
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           174,298        17.87          3,115
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             706,804        17.81         12,588
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     665,937        17.68         11,774
Access - Annual Ratchet (post April 2001)                                            15,882        17.49            278
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 34,231        17.43            597
Access - 7% Solution (post April 2001)                                                7,195        17.36            125
Access  - Max 7 (post April 2001)                                                    50,098        17.24            864
Value                                                                                 8,978        18.96            170
VA Option II                                                                            557        18.51             10
VA Option III                                                                             2        18.96              -
VA Bonus Option I                                                                     4,264        18.25             78
VA Bonus Option II                                                                      644        17.86             11
VA Bonus Option III                                                                     157        17.67              3
ES II - Max 7 (post 2000), Generations - Max 7                                       69,963        17.74          1,241
Landmark - 7% Solution                                                               18,689        17.55            328
                                                                                      1,082        18.90             21
                                                                                                           ----------------
                                                                                                              $ 199,039
                                                                                                           ================

STRATEGIC EQUITY
Currently payable annuity products:
DVA                                                                                  25,018      $ 15.06      $     377
Contracts in accumulation period:
DVA 80                                                                               20,015        15.26            306
DVA                                                                                 172,533        15.06          2,598
DVA Series 100                                                                        9,142        14.73            135

                                                                 55


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


STRATEGIC EQUITY (CONTINUED)
DVA Plus - Standard (pre February 2000)                                             353,212       $14.85      $   5,245
DVA Plus - Standard (post January 2000 and post 2000)                               134,200        14.78          1,984
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           3,787,157        14.71         55,709
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,160,543        14.64         31,631
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         2,640,191        14.57         38,468
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,052,847        14.50         15,266
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           414,298        14.46          5,991
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                3,613,808        14.41         52,075
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           327,852        14.37          4,711
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                          1,447,650        14.32         20,731
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,475,163        14.23         20,992
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             32        14.19              1
Access - Annual Ratchet (post April 2001)                                             9,284        14.10            131
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 21,990        14.05            309
Access - 7% Solution (post April 2001)                                               11,976        14.01            168
Access  - Max 7 (post April 2001)                                                    32,366        13.92            451
Value                                                                                21,915        15.16            332
ES II - Max 7 (post 2000), Generations - Max 7                                      107,256        14.28          1,532
Landmark - 7% Solution                                                               16,923        14.14            239
                                                                                                           ----------------
                                                                                                              $ 259,382
                                                                                                           ================


                                                                 56


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SMALL CAP
Currently payable annuity products:
DVA                                                                                   5,271       $18.31      $      96
Contracts in accumulation period:
DVA 80                                                                               21,166        18.53            392
DVA                                                                                 264,035        18.31          4,835
DVA Series 100                                                                       11,620        17.92            208
DVA Plus - Standard (pre February 2000)                                             408,938        18.04          7,377
DVA Plus - Standard (post January 2000 and post 2000)                               189,790        17.98          3,413
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           7,129,781        17.87        127,409
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,714,045        17.82         48,364
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            4,908,965        17.71         86,938
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,205,577        17.65         21,278
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           534,470        17.60          9,407
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                4,881,594        17.55         85,672
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           525,394        17.50          9,194
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,876,959        17.44         32,734
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,918,122        17.33         33,241
Access - Annual Ratchet (post April 2001)                                            28,016        17.18            481
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 77,139        17.12          1,321
Access - 7% Solution (post April 2001)                                               21,559        17.07            368
Access  - Max 7 (post April 2001)                                                    36,881        16.97            626
Value                                                                                96,856        18.42          1,784
Access One                                                                            1,141        18.87             22
ES II - Max 7 (post 2000), Generations - Max 7                                      279,566        17.39          4,862
Landmark - 7% Solution                                                               28,511        17.23            491
                                                                                                           ----------------
                                                                                                              $ 480,513
                                                                                                           ================

                                                                 57


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


MANAGED GLOBAL
Currently payable annuity products:
DVA                                                                                    8,711       $18.21     $     159
Contracts in accumulation period:
DVA 80                                                                                13,743        18.55           255
DVA                                                                                1,458,583        18.21        26,561
DVA Series 100                                                                        31,532        17.64           556
DVA Plus - Standard (pre February 2000)                                              485,438        17.78         8,631
DVA Plus - Standard (post January 2000 and post 2000)                                203,822        17.68         3,604
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                            1,757,558        17.54        30,828
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                    1,775,926        17.43        30,955
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February 2000), Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000),
   ES II - 5.5% Solution (post  2000)                                              3,208,565        17.30        55,508
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            726,953        17.19        12,496
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            791,259        17.11        13,538
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000), Premium           922,271        17.03        15,706
   Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post
   2000), Generations - 7% Solution                                                  361,440        16.95         6,127
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post January
   2000 and post 2000), Landmark - 5.5% Solution                                   1,137,846        16.87        19,196
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                    1,118,604        16.71        18,692
Access - Annual Ratchet (post April 2001)                                             24,750        16.48           408
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  72,320        16.41         1,187
Access - 7% Solution (post April 2001)                                                32,608        16.33           533
Access  - Max 7 (post April 2001)                                                     55,217        16.18           893
Value                                                                                 84,214        18.35         1,545
Access One                                                                               953        19.04            18
ES II - Max 7 (post 2000), Generations - Max 7                                       153,710        16.79         2,581
Landmark - 7% Solution                                                                24,836        16.56           411
                                                                                                           ----------------
                                                                                                              $ 250,388
                                                                                                           ================

                                                                 58


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


MID-CAP GROWTH
Currently payable annuity products:
DVA                                                                                   5,027       $32.79      $     165
Contracts in accumulation period:
DVA 80                                                                               28,311        33.27            942
DVA                                                                                 836,818        32.79         27,439
DVA Series 100                                                                       14,158        31.96            453
DVA Plus - Standard (pre February 2000)                                             464,847        32.20         14,968
DVA Plus - Standard (post January 2000 and post 2000)                               229,352        32.08          7,358
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           6,612,250        31.80        210,270
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   3,144,090        31.73         99,762
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         4,965,396        31.50        156,410
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%
   Solution (post January 2000 and post 2000)                                     1,323,824        31.38         41,542
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           569,708        31.27         17,815
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                5,852,719        31.15        182,312
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           577,691        31.04         17,932
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           2,066,676        30.93         63,922
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   2,275,454        30.70         69,857

Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             15        30.58              1
Access - Annual Ratchet (post April 2001)                                            32,214        30.36            978
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 93,233        30.25          2,820
Access - 7% Solution (post April 2001)                                               29,442        30.14            888
Access  - Max 7 (post April 2001)                                                    50,086        29.92          1,499
Granite PrimElite - Standard                                                          3,120        32.20            101
Granite PrimElite - Annual Ratchet                                                   25,006        31.80            795

                                                                 59


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


MID-CAP GROWTH (CONTINUED)
Value                                                                                74,567       $33.03      $   2,463
Access One                                                                               53        34.01              2
ES II - Max 7 (post 2000), Generations - Max 7                                      217,014        30.81          6,686
Landmark - 7% Solution                                                               29,847        30.47            910
                                                                                                           ----------------
                                                                                                              $ 928,290
                                                                                                           ================

CAPITAL GROWTH
Contracts in accumulation period:
DVA 80                                                                                4,130       $15.15      $      63
DVA                                                                                 199,338        14.98          2,986
DVA Series 100                                                                        6,847        14.68            101
DVA Plus - Standard (pre February 2000)                                             519,605        14.76          7,670
DVA Plus - Standard (post January 2000 and post 2000)                               117,979        14.72          1,737
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           6,450,279        14.64         94,432
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,780,512        14.59         25,978
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            5,716,523        14.51         82,947
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           826,425        14.47         11,959
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           388,823        14.43          5,611
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                7,379,706        14.38        106,120
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           395,575        14.34          5,673
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,586,390        14.30         22,685
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,557,258        14.21         22,129
Access - Annual Ratchet (post April 2001)                                            13,857        14.09            195
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 63,924        14.05            898

                                                                 60


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


CAPITAL GROWTH (CONTINUED)
Access - 7% Solution (post April 2001)                                               45,184       $14.01      $     633
Access  - Max 7 (post April 2001)                                                    35,301        13.93            492
Value                                                                                71,346        15.07          1,075
ES II - Max 7 (post 2000), Generations - Max 7                                      115,782        14.26          1,651
Landmark - 7% Solution                                                               28,215        14.13            399
                                                                                                           ----------------
                                                                                                              $ 395,434
                                                                                                           ================

RESEARCH
Contracts in accumulation period:
DVA 80                                                                                5,149       $21.34      $     110
DVA                                                                                 223,037        21.03          4,690
DVA Series 100                                                                       15,556        20.50            319
DVA Plus - Standard (pre February 2000)                                             519,229        20.65         10,722
DVA Plus - Standard (post January 2000 and post 2000)                               165,278        20.58          3,401
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           7,316,945        20.44        149,558
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,427,133        20.36         49,416
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            6,799,019        20.21        137,408
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,029,430        20.13         20,722
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           792,239        20.05         15,884
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                7,706,338        19.98        153,973
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           588,415        19.91         11,715
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,666,295        19.84         33,059
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,829,741        19.69         36,028
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             23        19.62              -
Access - Annual Ratchet (post April 2001)                                            25,925        19.48            505

                                                                 61


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


RESEARCH (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 85,348       $19.40      $   1,656
Access - 7% Solution (post April 2001)                                               35,638        19.33            689
Access  - Max 7 (post April 2001)                                                    49,977        19.19            959
Granite PrimElite - Standard                                                          2,993        20.66             62
Granite PrimElite - Annual Ratchet                                                   32,689        20.44            668
Value                                                                                78,637        21.19          1,666
VA Option II                                                                          4,166        20.65             86
VA Option III                                                                         1,497        21.03             31
VA Bonus Option I                                                                     7,932        20.35            161
VA Bonus Option II                                                                    9,494        19.91            189
VA Bonus Option III                                                                   1,675        19.69             33
ES II - Max 7 (post 2000), Generations - Max 7                                      167,034        19.77          3,302
Landmark - 7% Solution                                                               33,529        19.55            655
                                                                                      2,097        21.11             44
                                                                                                           -----------------
                                                                                                              $ 637,711
                                                                                                           =================

TOTAL RETURN
Contracts in accumulation period:
DVA 80                                                                                3,320       $21.47      $     $72
DVA                                                                                 231,273        21.16          4,894
DVA Series 100                                                                        4,503        20.62             93
DVA Plus - Standard (pre February 2000)                                             715,333        20.78         14,865
DVA Plus - Standard (post January 2000 and post 2000)                               307,521        20.70          6,366
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           9,253,395        20.55        190,157
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   3,612,214        20.48         73,978
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         6,331,856        20.33        128,727
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           856,471        20.25         17,344
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           915,770        20.18         18,480
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                9,559,265        20.10        192,141
   Premium Plus - Max 5.5 (post January 2000)

                                                                 62


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


TOTAL RETURN (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           934,683       $20.03      $  18,722
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           2,673,135        19.96         53,356
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   2,637,733        19.81         52,254
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                            470        19.74              9
Access - Annual Ratchet (post April 2001)                                            48,787        19.59            956
Access - Max 5.5 (post April 2001), Landmark - Max 7                                203,036        19.52          3,963
Access - 7% Solution (post April 2001)                                               62,233        19.45          1,211
Access  - Max 7 (post April 2001)                                                    77,305        19.30          1,492
Granite PrimElite - Standard                                                          3,850        20.78             80
Granite PrimElite - Annual Ratchet                                                   24,514        20.56            504
Value                                                                               104,593        21.32          2,230
Access One                                                                              243        21.94              5
ES II - Max 7 (post 2000), Generations - Max 7                                      338,408        19.88          6,728
Landmark - 7% Solution                                                               91,026        19.66          1,790
VA Option I                                                                          23,176        21.24            492
VA Option II                                                                         22,001        20.77            457
VA Option III                                                                         4,628        21.16             98
VA Bonus Option I                                                                    41,845        20.47            857
VA Bonus Option II                                                                   43,753        20.03            877
VA Bonus Option III                                                                   8,837        19.81            175
Advantage Option I                                                                      335        19.39              7
Advantage Option II                                                                     529        19.11             10
Advantage Option III                                                                    190        18.90              4
                                                                                                           ----------------
                                                                                                              $ 793,394
                                                                                                           ================

GROWTH
Contracts in accumulation period:
DVA 80                                                                               25,741       $15.68      $     404
DVA                                                                                 492,815        15.50          7,639
DVA Series 100                                                                       20,294        15.18            308
DVA Plus - Standard (pre February 2000)                                             747,104        15.28         11,416
DVA Plus - Standard (post January 2000 and post 2000)                               478,470        15.23          7,287
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                          16,739,731        15.14        253,441
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   6,476,226        15.10         97,791

                                                                 63


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GROWTH (CONTINUED)
DVAPlus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
   2000), DVA Plus - Max 5.5 (post January 2000), Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February 2000), Premium Plus - Annual
   Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         11,192,041       $15.01      $ 167,993
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         3,005,289        14.97         44,990
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,236,744        14.93         18,465
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),               15,394,399        14.88        229,070
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                         1,104,093        14.84         16,385
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           5,132,970        14.79         75,918
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   4,093,893        14.71         60,222
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                             31        14.66              1
Value                                                                               132,904        15.59          2,072
Access One                                                                              808        15.95             13
Access - Annual Ratchet (post April 2001)                                            37,524        14.58            547
Access - Max 5.5 (post April 2001), Landmark - Max 7                                126,140        14.54          1,834
Access - 7% Solution (post April 2001)                                               50,456        14.49            731
Access  - Max 7 (post April 2001)                                                    58,239        14.41            839
ES II - Max 7 (post 2000), Generations - Max 7                                      332,353        14.75          4,902
Landmark - 7% Solution                                                               42,687        14.62            624
                                                                                                           ----------------
                                                                                                             $1,002,892
                                                                                                           ================

CORE BOND
Contracts in accumulation period:
DVA 80                                                                                    1       $12.39      $       -
DVA                                                                                  15,512        12.21            189
DVA Plus - Standard (pre February 2000)                                              97,048        11.99          1,164
DVA Plus - Standard (post January 2000 and post 2000)                                72,163        11.94            862
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           1,667,406        11.86         19,776

                                                                 64


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


CORE BOND (CONTINUED)
DVAPlus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution  (post
   2000),  Access - Standard  (post January 2000 and post 2000),  Premium Plus -
   Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,400,288       $11.81      $  16,538
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution              813,385        11.72          9,533
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           227,468        11.68          2,657
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           244,510        11.64          2,846
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                1,575,824        11.60         18,280
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           328,907        11.55          3,799
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             957,821        11.51         11,025
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,352,199        11.43         15,456
Access - Annual Ratchet (post April 2001)                                            45,492        11.30            514
Access - Max 5.5 (post April 2001), Landmark - Max 7                                221,684        11.26          2,496
Access - 7% Solution (post April 2001)                                               75,861        11.22            851
Access  - Max 7 (post April 2001)                                                    70,209        11.14            782
Value                                                                                18,021        12.30            222
ES II - Max 7 (post 2000), Generations - Max 7                                      153,360        11.47          1,759
Landmark - 7% Solution                                                              160,007        11.35          1,816
VA Option I                                                                          42,619        12.25            522
VA Option II                                                                         24,543        11.99            294
VA Option III                                                                         7,501        12.21             92
VA Bonus Option I                                                                   169,853        11.81          2,006
VA Bonus Option II                                                                  111,130        11.55          1,284
VA Bonus Option III                                                                  20,362        11.43            233
                                                                                                           ----------------
                                                                                                              $ 114,996
                                                                                                           ================

                                                                 65



                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


DEVELOPING WORLD
Currently payable annuity products:
DVA                                                                                  15,984        $7.19      $     115
Contracts in accumulation period:
DVA 80                                                                               17,006         7.25            123
DVA                                                                                 567,759         7.19          4,082
DVA Series 100                                                                       18,759         7.09            133
DVA Plus - Standard (pre February 2000)                                             256,486         7.12          1,826
DVA Plus - Standard (post January 2000 and post 2000)                               145,023         7.11          1,031
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           2,270,963         7.08         16,079
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,495,432         7.07         10,573
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution            1,610,889         7.04         11,341
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           673,090         7.03          4,732
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           203,418         7.01          1,426
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                1,380,293         7.00          9,662
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           138,409         6.98            966
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             640,404         6.97          4,464
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     509,513         6.94          3,536
Access - Annual Ratchet (post April 2001)                                            32,141         6.90            222
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 52,358         6.89            361
Access - 7% Solution (post April 2001)                                                9,242         6.87             64
Access  - Max 7 (post April 2001)                                                    28,075         6.85            192
Value                                                                                38,465         7.22            278
ES II - Max 7 (post 2000), Generations - Max 7                                       27,104         6.96            189
Landmark - 7% Solution                                                               10,205         6.92             71
                                                                                                           ----------------
                                                                                                              $  71,466
                                                                                                           ================

                                                                 66


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


ASSET ALLOCATION GROWTH
Contracts in accumulation period:
DVA                                                                                   3,236        $8.69      $      28
DVA Plus - Standard (pre February 2000)                                              37,771         8.66            327
DVA Plus - Standard (post January 2000 and post 2000)                                49,658         8.65            429
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             584,327         8.64          5,048
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,123,696         8.64          9,709
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           150,928         8.62          1,301
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           221,600         8.62          1,910
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           279,947         8.61          2,410
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  531,855         8.61          4,579
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           318,190         8.60          2,736
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             836,215         8.60          7,191
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,087,070         8.59          9,338
Access - Annual Ratchet (post April 2001)                                            32,417         8.57            278
Access - Max 5.5 (post April 2001), Landmark - Max 7                                158,518         8.56          1,357
Access - 7% Solution (post April 2001)                                               24,972         8.56            214
Access  - Max 7 (post April 2001)                                                    43,463         8.55            372
Value                                                                                 7,139         8.70             62
ES II - Max 7 (post 2000), Generations - Max 7                                      198,228         8.59          1,703
Landmark - 7% Solution                                                               29,181         8.58            250
                                                                                                           ----------------
                                                                                                              $  49,242
                                                                                                           ================


                                                                 67


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


DIVERSIFIED MID-CAP
Contracts in accumulation period:
DVA                                                                                   8,410        $9.14      $      77
DVA Plus - Standard (pre February 2000)                                              35,636         9.11            325
DVA Plus - Standard (post January 2000 and post 2000)                                53,163         9.10            484
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             685,330         9.09          6,230
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     959,092         9.09          8,718
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution              261,790         9.08          2,377
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           264,852         9.07          2,402
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           390,858         9.06          3,541
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  722,318         9.06          6,544
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           335,910         9.05          3,040
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             815,848         9.04          7,375
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,385,135         9.04         12,522
Access - Annual Ratchet (post April 2001)                                            30,404         9.02            274
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 76,525         9.01            690
Access - 7% Solution (post April 2001)                                               17,789         9.01            160
Access  - Max 7 (post April 2001)                                                    78,758         8.99            708
Value                                                                                 6,132         9.15             56
ES II - Max 7 (post 2000), Generations - Max 7                                      233,654         9.04          2,112
Landmark - 7% Solution                                                               19,800         9.02            179
                                                                                                           ----------------
                                                                                                              $  57,814
                                                                                                           ================


                                                                 68


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


INVESTORS
Contracts in accumulation period:
DVA                                                                                   2,969       $10.71      $      31
DVA Plus - Standard (pre February 2000)                                              62,733        10.66            668
DVA Plus - Standard (post January 2000 and post 2000)                               136,519        10.65          1,454
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             952,473        10.63         10,124
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,224,296        10.62         13,002
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           533,884        10.60          5,659
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           353,861        10.59          3,747
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           401,684        10.58          4,250
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
   2000), Premium Plus - Annual Ratchet (post 2000),
   Premium Plus - Max 5.5 (post January 2000)                                     1,410,056        10.57         14,904
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           384,799        10.56          4,063
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             820,331        10.55          8,654
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,766,107        10.52         18,579
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5                            847        10.52              9
Access - Annual Ratchet (post April 2001)                                            50,350        10.49            528
Access - Max 5.5 (post April 2001), Landmark - Max 7                                136,482        10.48          1,430
Access - 7% Solution (post April 2001)                                               16,003        10.47            167
Access  - Max 7 (post April 2001)                                                    96,447        10.45          1,008
Value                                                                                38,219        10.73            410
ES II - Max 7 (post 2000), Generations - Max 7                                      221,246        10.54          2,332
Landmark - 7% Solution                                                               36,288        10.51            381
                                                                                                           ----------------
                                                                                                              $  91,400
                                                                                                           ================


                                                                 69


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GROWTH AND INCOME
Contracts in accumulation period:
DVA                                                                                  10,036        $8.92      $      89
DVA Plus - Standard (pre February 2000)                                              87,647         8.89            779
DVA Plus - Standard (post January 2000 and post 2000)                               107,396         8.88            954
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           1,073,857         8.87          9,525
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,698,200         8.86         15,046
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           470,484         8.86          4,168
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           295,863         8.85          2,618
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           480,294         8.85          4,251
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                1,431,166         8.84         12,652
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           638,395         8.83          5,637
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,282,148         8.83         11,321
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   2,016,515         8.82         17,786
Access - Annual Ratchet (post April 2001)                                            41,233         8.80            363
Access - Max 5.5 (post April 2001), Landmark - Max 7                                164,770         8.79          1,448
Access - 7% Solution (post April 2001)                                               26,572         8.79            234
Access  - Max 7 (post April 2001)                                                    80,339         8.78            705
Value                                                                                32,527         8.93            290
ES II - Max 7 (post 2000), Generations - Max 7                                      297,442         8.82          2,623
Landmark - 7% Solution                                                               56,788         8.80            500
VA Option I                                                                          45,955         8.92            410
VA Option II                                                                         26,626         8.89            237
VA Option III                                                                         4,948         8.87             44
VA Bonus Option I                                                                    62,913         8.87            558


                                                                 70


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GROWTH AND INCOME (CONTINUED)
VA Bonus Option II                                                                     35,491        $8.83      $     313
VA Bonus Option III                                                                    19,211         8.82            169
                                                                                                             -----------------
                                                                                                                $  92,720
                                                                                                             =================

SPECIAL SITUATIONS
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                 7,214        $8.34      $      60
DVA Plus - Standard (post January 2000 and post 2000)                                  57,110         8.33            476
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               368,091         8.32          3,063
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       538,056         8.32          4,477
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre           158,129         8.31          1,314
   February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000), Premium
   Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution            132,268         8.30          1,098
   (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             151,551         8.30          1,258
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000), Premium            389,304         8.29          3,227
   Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post
   2000), Generations - 7% Solution                                                   197,278         8.29          1,635
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                               319,420         8.28          2,645
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                       420,371         8.27          3,476
Access - Annual Ratchet (post April 2001)                                               7,008         8.25             58
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   38,065         8.25            314
Access - 7% Solution (post April 2001)                                                  5,305         8.24             44
Access  - Max 7 (post April 2001)                                                       5,941         8.23             49
Value                                                                                   3,563         8.38             30
ES II - Max 7 (post 2000), Generations - Max 7                                        116,186         8.28            962
Landmark - 7% Solution                                                                 16,846         8.26            139
                                                                                                             -----------------
                                                                                                                $  24,325
                                                                                                             =================

                                                                 71
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


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


INTERNET TOLLKEEPER
Contracts in accumulation period:
DVA                                                                                   1,708        $7.64      $      13
DVA Series 100                                                                        1,522         7.62             12
DVA Plus - Standard (pre February 2000)                                                 174         7.63              1
DVA Plus - Standard (post January 2000 and post 2000)                                 3,316         7.62             25
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              47,817         7.62            364
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      89,535         7.61            681
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            36,478         7.61            278
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            12,070         7.61             92
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            35,022         7.60            266
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   87,897         7.60            668
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            69,117         7.60            525
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              46,906         7.60            357
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     162,626         7.59          1,234
Access - Annual Ratchet (post April 2001)                                             9,038         7.58             69
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 23,594         7.58            179
Access - 7% Solution (post April 2001)                                               14,867         7.58            113
Access  - Max 7 (post April 2001)                                                    12,668         7.57             96
Value                                                                                 4,138         7.64             32
ES II - Max 7 (post 2000), Generations - Max 7                                       44,111         7.59            335
Landmark - 7% Solution                                                                6,460         7.59             49
                                                                                                           ----------------
                                                                                                              $   5,389
                                                                                                           ================

                                                                 72


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


INTERNATIONAL EQUITY
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           5,073,421        $8.66      $  43,936
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,053,050         8.70          9,162
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         2,043,470         8.65         17,676
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%         1,265,057         8.62         10,905
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            66,132         8.60            569
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                4,631,066         8.57         39,688
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7%
   Solution (post 2000), Generations - 7% Solution                                  100,590         8.55            860
Access - 7% Solution (post January 2000 and post 2000), Access -
   Standard (post April 2001), Premium Plus - 7% Solution (post
   January 2000 and post 2000), Landmark - 5.5% Solution                            953,619         8.52          8,125
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,403,293         8.47         11,886
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  2,399        $8.37             20
Value                                                                                53,479         8.98            480
ES II - Max 7 (post 2000), Generations - Max 7                                       88,668         8.50            754
Landmark - 7% Solution                                                                    2         8.42              -
                                                                                                           ----------------
                                                                                                              $ 144,061
                                                                                                           ================


                                                                 73


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM WORLDWIDE GROWTH
Contracts in accumulation period:
DVA                                                                                   1,988        $7.07      $      14
DVA Plus - Standard (pre February 2000)                                               9,163         7.04             65
DVA Plus - Standard (post January 2000 and post 2000)                                41,855         7.04            295
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             306,137         7.02          2,149
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000), Access - Standard (post January 2000 and post 2000), Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     479,640         7.02          3,367
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           112,980         7.01            792
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           135,471         7.00            948
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           158,546         6.99          1,108
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  247,751         6.99          1,732
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           169,312         6.98          1,182
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             468,772         6.98          3,272
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     477,958         6.96          3,326
Access - Annual Ratchet (post April 2001)                                            30,233         6.95            210
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 46,283         6.94            321
Access - 7% Solution (post April 2001)                                               20,405         6.93            141
Access  - Max 7 (post April 2001)                                                    27,011         6.92            187
Value                                                                                18,443         7.08            131
ES II - Max 7 (post 2000), Generations - Max 7                                       75,724         6.97            528
Landmark - 7% Solution                                                               15,369         6.95            107
VA Option I                                                                           3,190         7.08             23
VA Option II                                                                          1,875         7.04             13


                                                                 74


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM WORLDWIDE GROWTH (CONTINUED)
VA Option III                                                                         1,275        $7.02      $       9
VA Bonus Option I                                                                     3,087         7.02             22
VA Bonus Option II                                                                    7,572         6.98             53
VA Bonus Option III                                                                   2,697         6.96             19
                                                                                                           ----------------
                                                                                                              $  20,014
                                                                                                           ================

PILGRIM GROWTH OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                     508        $7.81      $       4
DVA Plus - Standard (pre February 2000)                                                 128         7.80              1
DVA Plus - Standard (post January 2000 and post 2000)                                 2,631         7.80             21
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              82,839         7.79            645
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      83,426         7.79            650
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            19,161         7.78            149
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            17,748         7.78            138
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            50,782         7.78            395
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   51,380         7.78            400
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            27,449         7.77            213
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              74,652         7.77            580
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     182,159         7.76          1,414
Access - Annual Ratchet (post April 2001)                                             6,308         7.76             49
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  6,269         7.75             49

                                                                 75


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM GROWTH OPPORTUNITIES (CONTINUED)
Access - 7% Solution (post April 2001)                                                2,927        $7.75      $      23
Access  - Max 7 (post April 2001)                                                     5,214         7.75             40
Value                                                                                 1,330         7.82             10
ES II - Max 7 (post 2000), Generations - Max 7                                       52,668         7.77            409
Landmark - 7% Solution                                                                3,796         7.76             29
                                                                                                           ----------------
                                                                                                              $   5,219
                                                                                                           ================

PILGRIM MAGNACAP
Contracts in accumulation period:
DVA                                                                                  14,602        $9.38      $     137
DVA Plus - Standard (pre February 2000)                                               1,128         9.36             11
DVA Plus - Standard (post January 2000 and post 2000)                                 3,691         9.36             35
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              38,846         9.35            363
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      91,138         9.35            852
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                             7,517         9.34             70
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             4,693         9.34             44
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            28,170         9.34            263
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   76,115         9.33            710
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            24,770         9.33            231
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April  2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             102,247         9.33            954
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     117,705         9.32          1,097
Access - Annual Ratchet (post April 2001)                                            11,483         9.31            107

                                                                 76


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM MAGNACAP (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 10,474        $9.31      $      98
Access - 7% Solution (post April 2001)                                                4,684         9.31             44
Access  - Max 7 (post April 2001)                                                    11,700         9.30            109
Value                                                                                 1,964         9.39             18
ES II - Max 7 (post 2000), Generations - Max 7                                       19,437         9.33            181
Landmark - 7% Solution                                                                6,880         9.32             64
VA Option I                                                                             549         9.38              5
VA Option II                                                                             97         9.36              1
VA Bonus Option I                                                                       869         9.35              8
                                                                                                           ----------------
                                                                                                              $   5,402
                                                                                                           ================

PILGRIM SMALLCAP OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                   3,234        $8.35      $      27
DVA Plus - Standard (pre February 2000)                                               3,816         8.34             32
DVA Plus - Standard (post January 2000 and post 2000)                                20,998         8.34            175
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             180,638         8.33          1,505
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     267,587         8.32          2,226
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            61,323         8.32            510
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            59,195         8.32            492
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           111,946         8.32            931
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  188,337         8.31          1,565
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            79,269         8.31            659
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             222,328         8.30          1,845

                                                                 77


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PILGRIM SMALLCAP OPPORTUNITIES (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     253,382        $8.30      $   2,103
Access - Annual Ratchet (post April 2001)                                            21,419         8.30            178
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 45,115         8.29            374
Access - 7% Solution (post April 2001)                                                6,290         8.29             52
Access  - Max 7 (post April 2001)                                                    29,301         8.28            242
Value                                                                                16,287         8.36            136
ES II - Max 7 (post 2000), Generations - Max 7                                      141,397         8.30          1,174
Landmark - 7% Solution                                                               25,433         8.30            211
                                                                                                           ----------------
                                                                                                              $  14,437
                                                                                                           ================
PILGRIM CONVERTIBLE CLASS
Contracts in accumulation period:
VA Option I                                                                              37       $10.52      $       -
VA Option II                                                                         12,767        10.51            134
VA Bonus Option I                                                                     2,059        10.50             22
VA Bonus Option II                                                                    2,911        10.48             31
VA Bonus Option III                                                                     415        10.47              4
Advantage Option I                                                                      246        10.46              3
                                                                                                           ----------------
                                                                                                              $     194
                                                                                                           ================

PILGRIM GROWTH AND INCOME
Contracts in accumulation period:
VA Option I                                                                           4,658       $10.45      $      48
VA Option II                                                                          4,575        10.43             48
VA Option III                                                                         1,794        10.43             19
VA Bonus Option I                                                                     2,452        10.42             26
VA Bonus Option II                                                                      826        10.41              8
VA Bonus Option III                                                                     508        10.40              5
Advantage Option III                                                                    172        10.37              2
                                                                                                           ----------------
                                                                                                              $     156
                                                                                                           ================

PILGRIM LARGECAP GROWTH
Contracts in accumulation period:
VA Option I                                                                           2,762        $9.62      $      27
VA Option II                                                                         10,314         9.60             99
VA Option III                                                                         2,947         9.60             28
VA Bonus Option I                                                                    19,732         9.59            189
VA Bonus Option II                                                                   19,228         9.58            184
VA Bonus Option III                                                                     661         9.57              6
                                                                                                           ----------------
                                                                                                              $     533
                                                                                                           ================


                                                                 78


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIMCO HIGH YIELD BOND
Contracts in accumulation period:
DVA 80                                                                                    1       $10.33      $       -
DVA                                                                                  90,862        10.25            931
DVA Series 100                                                                          944        10.12             10
DVA Plus - Standard (pre February 2000)                                             287,228        10.16          2,918
DVA Plus - Standard (post January 2000 and post 2000)                               199,285        10.14          2,021
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           5,836,178        10.10         58,945
DVAPlus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution  (post
   2000),  Access - Standard  (post January 2000 and post 2000),  Premium Plus -
   Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,641,283        10.08         26,624
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         3,198,237        10.05         32,142
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           673,993        10.03          6,760
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           581,040        10.01          5,816
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                5,191,930         9.99         51,867
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           489,627         9.97          4,882
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,847,565         9.95         18,383
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,858,684         9.91         18,420
Access - Annual Ratchet (post April 2001)                                            54,726         9.86            540
Access - Max 5.5 (post April 2001), Landmark - Max 7                                118,177         9.84          1,163
Access - 7% Solution (post April 2001)                                               27,443         9.82            269
Access  - Max 7 (post April 2001)                                                    92,431         9.79            905
Value                                                                                56,470        10.30            582
Access One                                                                              178        10.44              2
ES II - Max 7 (post 2000), Generations - Max 7                                      217,554         9.93          2,160
Landmark - 7% Solution                                                               42,157         9.88            417

                                                                 79


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIMCO HIGH YIELD BOND (CONTINUED)
VA Option I                                                                           1,801       $10.27      $      18
VA Option II                                                                          7,569        10.16             77
VA Option III                                                                           437        10.10              4
VA Bonus Option I                                                                    18,670        10.08            188
VA Bonus Option II                                                                   21,063         9.97            210
VA Bonus Option III                                                                   8,662         9.91             86
Advantage Option I                                                                      263         9.81              3
                                                                                                           ----------------
                                                                                                              $ 236,343
                                                                                                           ================

PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
DVA 80                                                                                  398       $10.46      $       4
DVA                                                                                  99,953        10.39          1,038
DVA Series 100                                                                        2,440        10.25             25
DVA Plus - Standard (pre February 2000)                                             218,233        10.29          2,246
DVA Plus - Standard (post January 2000 and post 2000)                               146,243        10.27          1,502
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           5,825,877        10.24         59,657
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   2,222,192        10.21         22,688
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                         4,054,658        10.18         41,276
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           614,802        10.16          6,246
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           468,627        10.14          4,752
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                6,171,296        10.12         62,453
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           441,295        10.10          4,457
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,789,954        10.08         18,043

                                                                 80


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIMCO STOCKSPLUS GROWTH AND INCOME (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,325,932       $10.04      $  13,312
Access - Annual Ratchet (post April 2001)                                            10,158         9.99            101
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 61,575         9.97            614
Access - 7% Solution (post April 2001)                                               20,309         9.95            202
Access  - Max 7 (post April 2001)                                                    74,639         9.91            740
Value                                                                                15,385        10.42            160
ES II - Max 7 (post 2000), Generations - Max 7                                      126,058        10.06          1,268
Landmark - 7% Solution                                                               28,122        10.01            281
                                                                                                           ----------------
                                                                                                              $ 241,065
                                                                                                           ================

PRUDENTIAL JENNISON
Contracts in accumulation period:
DVA                                                                                   7,943        $6.34      $      50
DVA Plus - Standard (pre February 2000)                                              17,257         6.31            109
DVA Plus - Standard (post January 2000 and post 2000)                               136,978         6.31            864
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           1,264,693         6.30          7,968
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                   1,272,891         6.29          8,007
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           417,345         6.28          2,621
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           244,934         6.28          1,538
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           201,082         6.27          1,261
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                1,001,521         6.26          6,270
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           273,111         6.26          1,710
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                           1,102,268         6.25          6,889

                                                                 81


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PRUDENTIAL JENNISON (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                   1,029,815        $6.24      $   6,426
Access - Annual Ratchet (post April 2001)                                            21,785         6.23            136
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 70,772         6.22            440
Access - 7% Solution (post April 2001)                                               14,542         6.22             91
Access  - Max 7 (post April 2001)                                                    88,316         6.21            549
Value                                                                                 6,717         6.35             43
ES II - Max 7 (post 2000), Generations - Max 7                                      107,206         6.25            670
Landmark - 7% Solution                                                               28,394         6.23            177
VA Option I                                                                             159         6.34              1
VA Option II                                                                          3,710         6.31             24
VA Bonus Option I                                                                     6,637         6.29             42
VA Bonus Option II                                                                   13,955         6.26             87
VA Bonus Option III                                                                   1,752         6.24             11
Advantage Option I                                                                    1,081         6.21              7
                                                                                                           ----------------
                                                                                                              $  45,991
                                                                                                           ================

SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
DVA                                                                                     305        $5.44      $       2
DVA Plus - Standard (pre February 2000)                                              15,970         5.42             87
DVA Plus - Standard (post January 2000 and post 2000)                                67,611         5.42            367
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             294,591         5.41          1,594
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     385,100         5.41          2,083
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           101,972         5.40            551
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            42,845         5.40            231
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           109,343         5.39            589

                                                                 82


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  214,255        $5.39      $   1,155
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                           146,026         5.39            787
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             212,147         5.38          1,141
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     320,127         5.37          1,719
Access - Annual Ratchet (post April 2001)                                            11,907         5.36             64
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 86,395         5.36            463
Access - 7% Solution (post April 2001)                                                3,450         5.36             19
Access  - Max 7 (post April 2001)                                                    24,815         5.35            133
Value                                                                                22,797         5.44            124
ES II - Max 7 (post 2000), Generations - Max 7                                       19,406         5.38            104
Landmark - 7% Solution                                                               14,879         5.37             80
VA Option I                                                                             131         5.44              1
VA Option II                                                                            419         5.42              2
VA Bonus Option I                                                                     1,922         5.41             10
VA Bonus Option II                                                                      141         5.39              1
VA Bonus Option III                                                                     466         5.37              3
                                                                                                           ----------------
                                                                                                              $  11,310
                                                                                                           ================

APPRECIATION
Contracts in accumulation period:
Granite PrimElite - Standard                                                            415       $17.22      $       7
Granite PrimElite - Annual Ratchet                                                   41,993        17.07            716
                                                                                                           ----------------
                                                                                                              $     723
                                                                                                           ================

SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
Granite PrimElite - Standard                                                          4,203       $11.94      $      50
Granite PrimElite - Annual Ratchet                                                   27,019        11.82            320
                                                                                                           ----------------
                                                                                                              $     370
                                                                                                           ================

SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
Granite PrimElite - Standard                                                          2,902       $19.35      $      56
Granite PrimElite - Annual Ratchet                                                   26,471        19.16            507
                                                                                                           ----------------
                                                                                                              $     563
                                                                                                           ================


                                                                 83


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
Contracts in accumulation period:
Granite PrimElite - Standard                                                          1,951       $12.16      $      24
Granite PrimElite - Annual Ratchet                                                   22,932        12.04            276
                                                                                                           ----------------
                                                                                                              $     300
                                                                                                           ================

SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
Granite PrimElite - Standard                                                          9,433       $12.68      $     120
Granite PrimElite - Annual Ratchet                                                    8,053        12.55            101
                                                                                                           ----------------
                                                                                                              $     221
                                                                                                           ================

ASSET ALLOCATION
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              12,953        $9.84      $     127
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      71,708         9.83            705
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                             4,757         9.80             47
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             9,458         9.79             93
   Solution (post January 2000 and post 2000)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   17,516         9.77            171
   Premium Plus - Max 5.5 (post January 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              11,977         9.75            117
                                                                                                           ----------------
                                                                                                              $   1,260
                                                                                                           ================


                                                                 84


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


EQUITY
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               6,687        $9.21      $      62
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      47,169         9.20            434
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            10,523         9.18             97
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000), Premium Plus
   - Annual Ratchet (post January 2000), Premium Plus - 5.5%
   Solution (post January 2000 and post 2000)                                         3,013         9.17             28
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
   2000), Premium Plus - Annual Ratchet (post 2000),
   Premium Plus - Max 5.5 (post January 2000)                                         5,671         9.14             52
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              14,708         9.12            134
                                                                                                           ----------------
                                                                                                              $     807
                                                                                                           ================

GALAXY GROWTH AND INCOME
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               5,565       $10.40            $58
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       7,205        10.39             75
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                               896        10.37              9
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             1,438        10.35             15
   Solution (post January 2000 and post 2000)

                                                                 85


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GALAXY GROWTH AND INCOME (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                    3,507       $10.33      $      36
   Premium Plus - Max 5.5 (post January 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 785        10.31              8
                                                                                                           ----------------
                                                                                                              $     201
                                                                                                           ================

HIGH QUALITY BOND
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               8,082       $11.70      $      95
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       2,443        11.69             29
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               959        11.65             11
   Solution (post January 2000 and post 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                               1,476        11.60             17
                                                                                                           ----------------
                                                                                                              $     152
                                                                                                           ================

SMALL COMPANY GROWTH
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               1,744       $13.14      $      23
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       1,321        13.12             17
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution                1,508        13.09             20
   (pre February 2000), ES II - 5.5% Solution (post 2000)


                                                                 86


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SMALL COMPANY GROWTH (CONTINUED)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               973       $13.08      $      13
   Solution (post January 2000 and post 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 792        13.02             10
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                          99        12.99              1
                                                                                                           ----------------
                                                                                                              $      84
                                                                                                           ================

ALLIANCE BERNSTEIN VALUE
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               508       $10.01      $       5
   Solution (post January 2000 and post 2000)
VA Option I                                                                          10,325        10.05            104
VA Option II                                                                          3,654        10.03             37
VA Option III                                                                         5,388        10.03             54
VA Bonus Option I                                                                    10,643        10.02            107
VA Bonus Option II                                                                   17,506        10.01            175
VA Bonus Option III                                                                   5,924        10.00             59
Advantage Option I                                                                      669         9.99              6
Advantage Option II                                                                   4,856         9.98             48
                                                                                                           ----------------
                                                                                                              $     595
                                                                                                           ================

ALLIANCE GROWTH AND INCOME
Contracts in accumulation period:
VA Option I                                                                          20,342        $9.61      $     195
VA Option II                                                                         31,407         9.60            302
VA Option III                                                                         6,642         9.60             64
VA Bonus Option I                                                                    47,693         9.59            457
VA Bonus Option II                                                                   55,989         9.58            536
VA Bonus Option III                                                                  10,312         9.57             99
                                                                                                           ----------------
                                                                                                              $   1,653
                                                                                                           ================


                                                                 87


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PREMIER GROWTH
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               321        $9.55      $       3
   Solution (post January 2000 and post 2000)
VA Option I                                                                           7,037         9.58             68
VA Option II                                                                         44,632         9.57            427
VA Option III                                                                         3,508         9.57             34
VA Bonus Option I                                                                    20,008         9.56            191
VA Bonus Option II                                                                   27,531         9.55            263
VA Bonus Option III                                                                   5,206         9.54             50
Advantage Option I                                                                      773         9.53              7
Advantage Option II                                                                   5,078         9.52             48
                                                                                                           ----------------
                                                                                                              $   1,091
                                                                                                           ================

GET FUND - SERIES N
Contracts in accumulation period:
VA Option I                                                                         393,214       $10.28   $      4,042
VA Option II                                                                        240,885        10.27          2,474
VA Option III                                                                       118,456        10.27          1,217
VA Bonus Option I                                                                                  10.26         10,440
                                                                                  1,017,518
VA Bonus Option II                                                                  721,740        10.25          7,398
VA Bonus Option III                                                                 517,235        10.24          5,297
                                                                                                           ----------------
                                                                                                              $  30,868
                                                                                                           ================

GET FUND - SERIES P
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            71,533       $10.02      $     717
   Solution (post January 2000 and post 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              10,501        10.01            105
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         3,705        10.01             37
VA Option I                                                                       1,784,901        10.04         17,920
VA Option II                                                                        952,184        10.03          9,550
VA Option III                                                                       514,337        10.02          5,154
VA Bonus Option I                                                                 5,669,614        10.02         56,810
VA Bonus Option II                                                                3,733,809        10.01         37,376
VA Bonus Option III                                                               2,357,273        10.01         23,596
Advantage Option I                                                                  114,881        10.00          1,149
Advantage Option II                                                                  35,943         9.99            359
Advantage Option III                                                                 27,231         9.99            272
                                                                                                           ----------------
                                                                                                              $ 153,045
                                                                                                           ================


                                                                 88


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


GET FUND - SERIES Q
Contracts in accumulation period:
VA Option I                                                                          24,230       $10.00      $     242
VA Option II                                                                         21,339        10.00            213
VA Bonus Option I                                                                    45,829        10.00            458
VA Bonus Option II                                                                   87,706        10.00            877
VA Bonus Option III                                                                  11,367        10.00            114
                                                                                                           ----------------
                                                                                                              $   1,904
                                                                                                           ================
VALUE OPPORTUNITY
Contracts in accumulation period:
VA Option I                                                                           1,584        $9.04      $      14
VA Option II                                                                          1,858         9.03             17
VA Bonus Option I                                                                    10,936         9.02             99
VA Bonus Option II                                                                   15,561         9.01            140
VA Bonus Option III                                                                   3,112         9.00             28
                                                                                                           ----------------
                                                                                                              $     298
                                                                                                           ================

INDEX PLUS LARGE CAP
Contracts in accumulation period:
VA Option I                                                                          16,897        $9.40      $     159
VA Option II                                                                          7,036         9.38             66
VA Option III                                                                        24,809         9.39            233
VA Bonus Option I                                                                    27,003         9.38            253
VA Bonus Option II                                                                    6,121         9.36             57
VA Bonus Option III                                                                   4,667         9.36             44
                                                                                                           ----------------
                                                                                                              $     812
                                                                                                           ================

INDEX PLUS MID CAP
Contracts in accumulation period:
VA Option I                                                                          25,943        $9.91      $     257
VA Option II                                                                         10,835         9.90            107
VA Option III                                                                         3,276         9.90             32
VA Bonus Option I                                                                    14,892         9.89            147
VA Bonus Option II                                                                   23,563         9.87            233
VA Bonus Option III                                                                   4,407         9.87             44
                                                                                                           ----------------
                                                                                                              $     820
                                                                                                           ================

INDEX PLUS SMALL CAP
Contracts in accumulation period:
VA Option I                                                                          18,193       $10.11      $     184
VA Option II                                                                          6,817        10.10             69
VA Option III                                                                           795        10.11              8
VA Bonus Option I                                                                    28,552        10.09            288
VA Bonus Option II                                                                    7,283        10.07             73
VA Bonus Option III                                                                   5,763        10.07             58
                                                                                                           ----------------
                                                                                                              $     680
                                                                                                           ================

                                                                 89


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


AIM V.I. DENT DEMOGRAPHIC TRENDS
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              16,786       $10.99      $     184
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      23,503        10.99            258
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            77,645        10.99            853
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             1,822        10.99             20
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             9,170        10.99            101
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   51,753        10.99            569
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             4,183        10.99             46
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                               7,111        10.98             78
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     119,539        10.98          1,313
Access - Annual Ratchet (post April 2001)                                               270        10.98              3
Access - 7% Solution (post April 2001)                                                  228        10.98              3
Access  - Max 7 (post April 2001)                                                       724        10.97              8
ES II - Max 7 (post 2000), Generations - Max 7                                        7,383        10.98             81
Landmark - 7% Solution                                                                1,155        10.98             13
VA Option I                                                                             982        11.00             11
VA Bonus Option I                                                                       167        10.99              2
VA Bonus Option III                                                                     670        10.98              7
                                                                                                           ----------------
                                                                                                              $   3,550
                                                                                                           ================


                                                                 90


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


AIM V.I. GROWTH
Contracts in accumulation period:
VA Option I                                                                             309       $10.35      $       3
VA Option II                                                                          7,677        10.34             79
VA Bonus Option II                                                                   34,765        10.33            359
VA Bonus Option III                                                                     146        10.32              2
                                                                                                           ----------------
                                                                                                              $     443
                                                                                                           ================

BRINSON TACTICAL ALLOCATION
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               536        $9.39      $       5
   Solution (post January 2000 and post 2000)
VA Option I                                                                          31,473         9.42            296
VA Option II                                                                          4,853         9.41             46
VA Option III                                                                         1,093         9.41             10
VA Bonus Option I                                                                    16,438         9.40            155
VA Bonus Option II                                                                   24,146         9.38            226
VA Bonus Option III                                                                   4,485         9.38             42
Advantage Option I                                                                      713         9.37              7
                                                                                                           ----------------
                                                                                                              $     787
                                                                                                           ================

EQUITY-INCOME
Contracts in accumulation period:
VA Option I                                                                          26,225        $9.61      $     252
VA Option II                                                                         21,430         9.60            206
VA Option III                                                                         6,165         9.60             59
VA Bonus Option I                                                                    99,509         9.59            954
VA Bonus Option II                                                                   39,753         9.57            380
VA Bonus Option III                                                                   9,493         9.57             91
Advantage Option I                                                                      681         9.55              7
                                                                                                           ----------------
                                                                                                              $   1,949
                                                                                                           ================

GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 652        $9.25      $       6
VA Option I                                                                          14,042         9.29            130
VA Option II                                                                          9,484         9.28             88
VA Option III                                                                         3,394         9.29             32
VA Bonus Option I                                                                    21,879         9.27            203
VA Bonus Option II                                                                   16,676         9.26            154
VA Bonus Option III                                                                   8,648         9.25             80
                                                                                                           ----------------
                                                                                                              $     693
                                                                                                           ================

                                                                 91


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


CONTRAFUND
Contracts in accumulation period:
VA Option I                                                                          23,962        $9.73      $     233
VA Option II                                                                         31,173         9.71            303
VA Option III                                                                           309         9.72              3
VA Bonus Option I                                                                    23,738         9.70            230
VA Bonus Option II                                                                   34,448         9.69            334
VA Bonus Option III                                                                   8,281         9.68             80
                                                                                                           ----------------
                                                                                                              $   1,183
                                                                                                           ================

FINANCIAL SERVICES
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                               2,766        $9.37      $      26
DVA Plus - Standard (post January 2000 and post 2000)                                 4,734         9.37             44
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              28,966         9.37            272
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      37,443         9.36            350
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                            23,862         9.36            223
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             8,703         9.36             81
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             5,433         9.35             51
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   45,911         9.35            429
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             3,522         9.35             33
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              18,560         9.35            174
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      18,432         9.34            172


                                                                 92


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


FINANCIAL SERVICES (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  3,260        $9.33      $      30
Access - 7% Solution (post April 2001)                                                3,752         9.33             35
Access  - Max 7 (post April 2001)                                                       107         9.33              1
ES II - Max 7 (post 2000), Generations - Max 7                                          677         9.35              6
Landmark - 7% Solution                                                                1,385         9.34             13
VA Option I                                                                           7,644         9.39             72
VA Option II                                                                          8,008         9.37             75
VA Option III                                                                         1,095         9.37             10
VA Bonus Option I                                                                     9,779         9.36             92
VA Bonus Option II                                                                   17,709         9.35            166
VA Bonus Option III                                                                   4,900         9.34             46
Advantage Option I                                                                      277         9.33              3
                                                                                                           ----------------
                                                                                                              $   2,404
                                                                                                           ================

HEALTH SCIENCES
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                               9,245       $10.28      $      95
DVA Plus - Standard (post January 2000 and post 2000)                                 2,712        10.28             28
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              20,414        10.27            209
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      38,465        10.27            395
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February  2000) and 5.5% Solution  (pre February  2000),  Premium Plus -
   Annual Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           110,902        10.26          1,138
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             3,132        10.26             32
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             7,400        10.26             76
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  367,187        10.26          3,767
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            16,015        10.26            164

                                                                 93


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


HEALTH SCIENCES (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              25,836       $10.25      $     265
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     289,358        10.25          2,966
Access - Annual Ratchet (post April 2001)                                               332        10.24              3
Access - Max 5.5 (post April 2001), Landmark - Max 7                                    466        10.24              5
Access - 7% Solution (post April 2001)                                                1,063        10.24             11
Access  - Max 7 (post April 2001)                                                     5,379        10.23             55
ES II - Max 7 (post 2000), Generations - Max 7                                       81,775        10.25            838
Landmark - 7% Solution                                                                1,482        10.24             15
VA Option I                                                                           7,242        10.29             74
VA Option II                                                                         11,285        10.28            116
VA Option III                                                                         3,081        10.28             32
VA Bonus Option I                                                                    11,674        10.27            120
VA Bonus Option II                                                                   13,222        10.25            136
VA Bonus Option III                                                                  24,044        10.25            246
Advantage Option I                                                                      252        10.23              2
Advantage Option III                                                                    173        10.22              2
                                                                                                           ----------------
                                                                                                              $  10,790
                                                                                                           ================

UTILITIES
Contracts in accumulation period:
DVAPlus - Annual  Ratchet (pre  February  2000) and 5.5%  Solution (pre February
   2000 and post January 2000),  Access - Standard (pre February 2000),  Premium
   Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               5,342        $8.11      $      43
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       8,160         8.11             66
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution               18,794         8.10            152
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               960         8.10              8
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             1,002         8.10              8

                                                                 94


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


UTILITIES (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
   Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post 2000),
   ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                    6,689        $8.10      $      54
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             3,860         8.09             31
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              16,134         8.09            131
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      23,627         8.09            191
ES II - Max 7 (post 2000), Generations - Max 7                                        1,176         8.09             10
VA Option I                                                                           3,379         8.13             28
VA Option II                                                                          4,483         8.11             36
VA Option III                                                                           183         8.11              1
VA Bonus Option I                                                                    17,386         8.11            141
VA Bonus Option II                                                                    1,036         8.09              8
VA Bonus Option III                                                                   6,868         8.09             56
                                                                                                           ----------------
                                                                                                              $     964
                                                                                                           ================

JANUS ASPEN WORLDWIDE GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 661        $9.35      $       6
VA Option I                                                                          32,123         9.39            302
VA Option II                                                                         16,977         9.37            159
VA Option III                                                                         4,296         9.38             40
VA Bonus Option I                                                                    57,358         9.36            537
VA Bonus Option II                                                                   13,913         9.35            130
VA Bonus Option III                                                                  12,779         9.34            119
Advantage Option I                                                                      281         9.33              3
Advantage Option II                                                                     275         9.32              2
                                                                                                           ----------------
                                                                                                              $   1,298
                                                                                                           ================


                                                                 95


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PPI MFS CAPITAL OPPORTUNITIES
Contracts in accumulation period:
VA Option I                                                                           3,867        $8.93      $      34
VA Option II                                                                          8,088         8.92             72
VA Option III                                                                         2,330         9.91             23
VA Bonus Option I                                                                    18,641         8.91            166
VA Bonus Option II                                                                   39,763         8.89            353
VA Bonus Option III                                                                   5,621         8.89             50
                                                                                                           ----------------
                                                                                                              $     698
                                                                                                           ================

PIONEER FUND VCT
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                              11,177        $9.39      $     105
DVA Plus - Standard (post January 2000 and post 2000)                                 4,693         9.39             44
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                              27,047         9.39            254
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                       5,663         9.38             53
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet
   (post 2000), DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet
   (pre February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution               14,633         9.38            137
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             4,756         9.38             45
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             9,738         9.37             91
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   27,155         9.37            254
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             2,197         9.37             21
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              22,142         9.37            207

                                                                 96


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIONEER FUND VCT (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      47,468        $9.36      $     444
ES II - Max 7 (post 2000), Generations - Max 7                                          161         9.37              2
VA Option I                                                                          17,258         9.41            162
VA Option II                                                                         11,820         9.39            111
VA Option III                                                                         3,571         9.40             34
VA Bonus Option I                                                                     9,143         9.38             86
VA Bonus Option II                                                                   19,587         9.37            184
VA Bonus Option III                                                                   4,340         9.36             41
                                                                                                           ----------------
                                                                                                              $   2,275
                                                                                                           ================

PIONEER SMALL COMPANY VCT
Contracts in accumulation period:
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%               536        $9.58      $       5
   Solution (post January 2000 and post 2000)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 655         9.57              6
VA Option I                                                                          16,862         9.61            162
VA Option II                                                                         11,516         9.60            111
VA Option III                                                                         1,955         9.60             19
VA Bonus Option I                                                                    26,083         9.59            250
VA Bonus Option II                                                                   18,597         9.58            178
VA Bonus Option III                                                                  17,291         9.57            166
Advantage Option I                                                                    4,125         9.56             39
Advantage Option III                                                                    186         9.54              2
                                                                                                           ----------------
                                                                                                              $     938
                                                                                                           ================

PIONEER MID-CAP VALUE VCT
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                               5,621       $10.72      $      60
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             170,277        10.72          1,825
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                      98,183        10.71          1,052

                                                                 97


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


PIONEER MID-CAP VALUE VCT (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution               27,109       $10.71      $     290
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             4,960        10.71             53
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             6,577        10.71             71
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   55,679        10.71            596
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                             5,379        10.71             58
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              23,811        10.71            255
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      72,421        10.71            776
Access - Annual Ratchet (post April 2001)                                               661        10.70              7
Access  - Max 7 (post April 2001)                                                       598        10.70              6
ES II - Max 7 (post 2000), Generations - Max 7                                        6,479        10.71             69
Landmark - 7% Solution                                                                1,969        10.70             21
                                                                                                           ----------------
                                                                                                              $   5,139
                                                                                                           ================

BULL
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                               8,366        $8.90      $      74
DVA Plus - Standard (post January 2000 and post 2000)                                10,121         8.90             90
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                             805,047         8.90          7,165
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000), Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     267,236         8.89          2,376


                                                                 98


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


BULL (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
   Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                           256,466        $8.88      $   2,277
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%           117,895         8.88          1,047
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            92,174         8.88            818
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  353,534         8.88          3,139
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            27,581         8.87            245
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             244,571         8.87          2,169
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                     103,369         8.87            917
Access - Annual Ratchet (post April 2001)                                             5,613         8.86             50
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  1,813         8.85             16
Access - 7% Solution (post April 2001)                                                  901         8.85              8
Access  - Max 7 (post April 2001)                                                     4,584         8.84             40
ES II - Max 7 (post 2000), Generations - Max 7                                       15,636         8.87            139
Landmark - 7% Solution                                                                1,491         8.86             13
                                                                                                           ----------------
                                                                                                              $  20,583
                                                                                                           ================

SMALL-CAP
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                              46,913        $9.44      $     443
DVA Plus - Standard (post January 2000 and post 2000)                                13,767         9.44            130
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                           1,134,989         9.43         10,703
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     403,215         9.43          3,802


                                                                 99


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


SMALL-CAP (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February 2000),
   Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution               67,787        $9.42      $     639
   (pre February 2000), ES II - 5.5% Solution (post 2000)
DVAPlus - Max 5.5 (post 2000),  Access - Annual  Ratchet  (post  January  2000),
   Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%            43,781         9.42            412
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,942         9.41            178
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                  128,298         9.41          1,207
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            19,151         9.41            180
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                             132,360         9.41          1,246
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      47,995         9.40            451
Access - Annual Ratchet (post April 2001)                                            12,960         9.39            122
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 12,110         9.39            114
Access - 7% Solution (post April 2001)                                                4,031         9.38             38
Access  - Max 7 (post April 2001)                                                     3,530         9.38             33
Value                                                                                   698         9.46              7
ES II - Max 7 (post 2000), Generations - Max 7                                       21,722         9.40            204
Landmark - 7% Solution                                                                6,232         9.39             59
                                                                                                           ----------------
                                                                                                              $  19,968
                                                                                                           ================

EUROPE 30
Contracts in accumulation period:
DVA Plus - Standard (post January 2000 and post 2000)                                 5,341        $8.27      $      44
DVA Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
   February 2000 and post January 2000),  Access - Standard (pre February 2000),
   Premium Plus - Standard (pre February 2000), ES II (pre 2001),
   ES II - Standard (post 2000), Generations - Standard                               8,429         8.27             70
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution
   (post 2000),  Access - Standard  (post  January 2000 and post 2000),  Premium
   Plus - Standard (post January 2000 and post 2000), ES II -
   Deferred Ratchet (post 2000), Generations - Deferred Ratchet                     568,995         8.26          4,701


                                                                100


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


EUROPE 30 (CONTINUED)
DVAPlus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet  (post
   2000),  DVA Plus - Max 5.5 (post January 2000),  Access - Annual Ratchet (pre
   February 2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
   Ratchet (pre February 2000) and 5.5% Solution
   (pre February 2000), ES II - 5.5% Solution (post 2000)                             5,726        $8.26      $      47
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January
   2000), Access - 5.5% Solution (post January 2000 and post 2000),
   Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5%             4,340         8.26             36
   Solution (post January 2000 and post 2000)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
   Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            14,669         8.25            121
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
   2000),  Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post
   2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution
   (pre February 2000), Premium Plus - Annual Ratchet (post 2000),                   13,357         8.25            110
   Premium Plus - Max 5.5 (post January 2000)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
   2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution
   (post 2000), Generations - 7% Solution                                            38,959         8.25            322
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
   (post April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                              39,269         8.24            324
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7
   (post January 2000 and post 2000), Landmark - Annual Ratchet                      19,682         8.24            162
Access - Annual Ratchet (post April 2001)                                            15,189         8.23            125
Access - 7% Solution (post April 2001)                                                7,153         8.22             59
Access  - Max 7 (post April 2001)                                                    15,212         8.22            125
Value                                                                                   746         8.29              6
ES II - Max 7 (post 2000), Generations - Max 7                                        6,318         8.24             52
Landmark - 7% Solution                                                                  901         8.23              8
                                                                                                           ----------------
                                                                                                              $   6,312
                                                                                                           ================

PUTNAM GROWTH AND INCOME
Contracts in accumulation period:
VA Option I                                                                           8,202        $9.50      $      78
VA Option II                                                                          5,020         9.48             48
VA Option III                                                                           109         9.48              1
VA Bonus Option I                                                                     8,318         9.47             79
VA Bonus Option II                                                                    9,657         9.46             91
VA Bonus Option III                                                                  11,884         9.45            112
Advantage Option I                                                                    5,022         9.25             46
                                                                                                           ----------------
                                                                                                              $     455
                                                                                                           ================


                                                                101


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes to Financial Statements (continued)




6. UNIT VALUES (CONTINUED)

                                                                                                  UNIT        EXTENDED
                            DIVISION/CONTRACT                                       UNITS         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            (IN THOUSANDS)


INTERNATIONAL GROWTH AND INCOME
Contracts in accumulation period:
VA Option I                                                                          20,630        $9.49      $     196
VA Option II                                                                          5,921         9.47             56
VA Option III                                                                         2,520         9.47             24
VA Bonus Option I                                                                    20,019         9.46            189
VA Bonus Option II                                                                    6,330         9.45             60
VA Bonus Option III                                                                   8,360         9.44             79
                                                                                                           ----------------
                                                                                                              $     604
                                                                                                           ================

VOYAGER
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
   April 2001), Premium Plus - 7% Solution (post January 2000 and
   post 2000), Landmark - 5.5% Solution                                                 686        $8.74      $       6
VA Option I                                                                          14,754         8.77            129
VA Option II                                                                          9,782         8.76             85
VA Option III                                                                           495         8.76              4
VA Bonus Option I                                                                    26,612         8.75            233
VA Bonus Option II                                                                    4,333         8.74             38
VA Bonus Option III                                                                   8,442         8.73             74
Advantage Option II                                                                     884         8.71              8
                                                                                                           ----------------
                                                                                                              $     577
                                                                                                           ================





                                                                102


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes To Financial Statements (continued)


7. UNIT SUMMARY

A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the year ended December 31, 2001, along with unit values for the year ended December 31, 2000, follows:

                                                       At December 31, 2000                 At December 31, 2001
                                                  --------------------------------------------------------------------------------



                                                    Unit Fair Value lowest      Units         Unit Fair Value      Net Assets
                    Division                              to highest            (000s)       lowest to highest       (000s)
                                                    ------------------------ -------------  -------------------- ---------------
The GCG Trust:
      Liquid Asset Division                            $14.50 to $16.61          69,541      $13.62 to $17.79      $1,071,485
      Limited Maturity Bond Division                   $16.67 to $19.77          19,509      $17.02 to $21.41         364,062
      Large Cap Value Division                         $10.50 to $10.59          27,628       $9.85 to $10.20         275,489
      Hard Assets Division                             $15.34 to $17.52           2,395      $12.63 to $15.27          33,209
      All Cap Division                                 $11.54 to $11.65          25,814      $11.46 to $11.76         299,314
      Real Estate Division                             $25.04 to $28.59           4,535      $25.36 to $31.90         126,169
      Fully Managed Division                           $24.47 to $27.95          23,375      $25.20 to $30.47         644,971
      Equity Income Division                           $22.48 to $26.61          17,698       $21.34 to 26.84         416,763
      Capital Appreciation Division                    $24.06 to $26.49          20,717      $19.84 to $22.87         440,209
      Rising Dividends Division                        $24.00 to $26.02          34,270       $20.13 to 23.30         732,049
      Value Equity Division                            $18.85 to $20.15          10,991      $17.24 to $19.10         199,039
      Strategic Equity Division                        $18.40 to $19.51          17,855      $13.92 to $15.26         259,382
      Small Cap Division                               $17.94 to $19.25          27,165      $16.97 to $18.87         480,513
      Managed Global Division                          $19.34 to $21.72          14,451      $16.18 to $19.04         250,388
      Mid-Cap Growth Division                          $40.98 to $43.92          29,521      $29.92 to $34.01         928,290
      Capital Growth Division                          $16.80 to $17.71          27,303       $13.93 to 15.15         395,434
      Research Division                                $25.56 to $27.39          31,622      $19.19 to $21.34         637,711
      Total Return Division                            $20.10 to $21.54          39,136      $18.90 to $21.94         793,394
      Growth Division                                  $21.49 to $22.98          66,921      $14.41 to $15.95       1,002,892
      Core Bond Division                               $11.37 to $12.19           9,873      $11.14 to $12.39         114,996
      Developing World Division                         $7.47 to $7.71           10,141       $6.85 to $7.25           71,466
      Asset Allocation Growth Division                  $9.37 to $9.38            5,718       $8.55 to $8.70           49,242
      Diversified Mid-Cap Division                      $9.87 to $9.88            6,381       $8.99 to $9.15           57,814
      Investors Division                               $11.21 to $11.31           8,646      $10.45 to $10.73          91,400
      Growth and Income Division                        $9.93 to $9.96           10,487       $8.78 to $8.93           92,720
      Special Situations Division                       $8.88 to $8.89            2,932       $8.23 to $8.38           24,325
      Internet Tollkeeper Division                                                  709       $7.57 to $7.64            5,389
      International Equity Division                    $11.23 to $11.73          16,734       $8.37 to $8.98          144,061
Pilgrim Variable Insurance Trust:
      Pilgrim Worldwide Growth Division                 $8.72 to $8.78            2,863       $6.92 to $7.08           20,014
      Pilgrim Growth Opportunities Division                    -                    671       $7.75 to $7.82            5,219
      Pilgrim MagnaCap Division                                -                    579       $9.30 to $9.39            5,402
      Pilgrim Small Cap Opportunities Division                 -                  1,737       $8.28 to $8.36           14,437
      Pilgrim Convertible Class Division                       -                     18      $10.46 to $10.52             194
      Pilgrim Growth and Income Division                       -                     15      $10.37 to $10.45             156
      Pilgrim LargeCap Growth Division                         -                     56       $9.57 to $9.62              533
PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Division                    $9.88 to $10.17          23,564       $9.79 to $10.44         236,343
      PIMCO StocksPLUS Growth and Income Division      $11.56 to $11.91          23,718       $9.91 to $10.46         241,065
Prudential Series Fund, Inc.:
      Prudential Jennison Division                      $7.82 to $7.85            7,335       $6.21 to $6.35           45,991
      SP Jennison International Growth Division         $8.55 to $8.57            2,097       $5.35 to $5.44           11,310

* As this sub-account is new in 2001, this ratio is not meaningful and therefore not presented

                                                                103


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes To Financial Statements (continued)




                                                       At December 31, 2000                 At December 31, 2001
                                                  --------------------------------------------------------------------------------



                                                    Unit Fair Value lowest      Units         Unit Fair Value      Net Assets
                    Division                              to highest            (000s)       lowest to highest       (000s)
                                                    ------------------------ -------------  -------------------- ---------------


Greenwich Street Series Fund Inc.:
      Appreciation Division                            $18.03 to $18.16              42      $17.07 to $17.22         $   723
Travelers Series Fund Inc.:
      Smith Barney High Income Division                $12.46 to $12.56              31      $11.82 to $11.94             370
      Smith Barney Large Cap Value Division            $21.16 to $21.34              29      $19.16 to $19.35             563
      Smith Barney International All Cap Growth        $17.74 to $17.89              25      $12.04 to $12.16             300
      Division
      Smith Barney Money Market Division               $12.27 to $12.38              17      $12.55 to $12.68             221
The Galaxy VIP Fund:
      Asset Allocation Division                        $10.73 to $10.78             128       $9.75 to $9.84            1,260
      Equity Division                                  $11.36 to $11.41              88       $9.12 to $9.21              807
      Growth and Income Division                       $10.93 to $10.98              19      $10.31 to $10.40             201
      High Quality Bond Division                       $11.04 to $11.05              13      $11.60 to $11.70             152
      Small Company Growth Division                    $13.27 to $13.35               6      $12.99 to $13.14              84
Alliance Variable Products Series Fund, Inc.:
      Alliance Bernstein Value Division                        -                     59       $9.98 to $10.05             595
      Growth and Income Division                               -                    172       $9.57 to $9.61            1,653
      Premier Growth Division                                  -                    114       $9.52 to $9.58            1,091
Aetna Variable Portfolios, Inc.:
      GET Fund - Series N Division                             -                  3,009      $10.24 to $10.28          30,868
      GET Fund - Series P Division                             -                 15,276       $9.99 to $10.04         153,045
      GET Fund - Series Q Division                             -                    190           $10.00                1,904
      Value Opportunity Division                               -                     33       $9.00 to $9.04              298
      Index Plus Large Cap Division                            -                     87       $9.36 to $9.40              812
      Index Plus Mid Cap Division                              -                     83       $9.87 to $9.91              820
      Index Plus Small Cap Division                                                  67      $10.07 to $10.11             680
AIM Variable Insurance Funds, Inc.:
      AIM V.I. Dent Demographic Trends
         Division                                              -                    323      $10.97 to $11.00           3,550
      AIM V.I. Growth Division                                 -                     43      $10.32 to $10.35             443
Brinson Series Trust:
      Brinson Tactical Allocation Division                     -                     84       $9.37 to $9.42              787
Fidelity Variable Insurance Products
      Equity-Income Division                                   -                    203        $9.55 to 9.61            1,949
      Growth Division                                          -                     75       $9.25 to $9.29              693
      Contrafund Division                                      -                    122       $9.68 to $9.73            1,183
INVESCO Variable Investment Funds, Inc.:
      Financial Services Division                              -                    256       $9.33 to $9.39            2,404
      Health Sciences Division                                 -                  1,052      $10.22 to $10.29          10,790
      Utilities Division                                       -                    119       $8.09 to $8.13              964
Janus Aspen Series:
      Janus Aspen Worldwide Growth Division                    -                    139       $9.32 to $9.39            1,298
Portfolio Partners, Inc.:
      PPI MFS Capital Opportunities Division                   -                     78       $8.92 to $9.91              698
Pioneer Variable Contracts Trust:
      Pioneer Fund VCT Division                                -                    243       $9.36 to $9.41            2,275
      Pioneer Small Company VCT Division                       -                     98       $9.54 to $9.61              938
      Pioneer Mid-Cap Value VCT Division                       -                    480      $10.70 to $10.72           5,139
The ProFunds VP:
      Bull Division                                            -                  2,316       $8.84 to $8.92           20,583
      Small-Cap Division                                       -                  2,118       $9.38 to $9.46           19,968
      Europe 30 Division                                       -                    764       $8.22 to $8.29            6,312
Putnam Variable Trust:
      Growth and Income Division                               -                      48      $9.25 to $9.50              455
      International Growth and Income Division                 -                      64      $9.44 to $9.49              604
      Voyager Division                                         -                      66      $8.71 to $8.77              577

* As this sub-account is new in 2001, this ratio is not meaningful and therefore not presented.

                                                                104


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes To Financial Statements (continued)

                                                             For the Year Ended December 31, 2001
                                                  ----------------------------------------------------------
                                                                    Mortality,
                                                                 Expense Risk and
                                                                    Asset Based
                                                    Investment     Admin Charges      Total Return lowest
                    Division                       Income Ratio  lowest to highest         to highest
                                                   ------------- ------------------  -----------------------
The GCG Trust:
      Liquid Asset Division                            3.59       0.50% to 2.55%         1.86% to 3.01%
      Limited Maturity Bond Division                   4.84       0.50% to 2.25%         6.78% to 8.30%
      Large Cap Value Division                         0.25       0.50% to 2.25%        -5.43% to -4.44%
      Hard Assets Division                             0.00       0.80% to 2.25%       -13.82% to -12.84%
      All Cap Division                                 1.47       0.90% to 2.25%         0.00% to 0.94%
      Real Estate Division                             4.29       0.50% to 2.25%         6.07% to 7.28%
      Fully Managed Division                           3.34       0.80% to 2.25%         7.85% to 9.02%
      Equity Income Division                           1.95       0.50% to 2.25%        -0.58% to 1.46%
      Capital Appreciation Division                    0.07       0.80% to 2.25%       -14.67% to -13.67%
      Rising Dividends Division                        0.30       0.50% to 2.25%       -13.63% to -12.68%
      Value Equity Division                            0.85       0.80% to 2.25%        -6.21% to -5.21%
      Strategic Equity Division                        0.00       0.80% to 2.25%       -22.66% to -21.78%
      Small Cap Division                               0.13       0.50% to 2.25%        -3.40% to -1.97%
      Managed Global Division                          0.13       0.50% to 2.25%       -13.60% to -12.34%
      Mid-Cap Growth Division                          0.37       0.50% to 2.25%       -25.09% to -24.25%
      Capital Growth Division                          0.00       0.80% to 2.25%       -15.42% to -14.46%
      Research Division                                0.12       0.80% to 2.25%       -22.97% to -22.09%
      Total Return Division                            4.88       0.50% to 2.55%        -1.44% to -0.32%
      Growth Division                                  0.00       0.50% to 2.25%       -31.55% to -30.59%
      Core Bond Division                               0.40       0.80% to 2.25%         0.53% to 1.64%
      Developing World Division                        1.18       0.80% to 2.25%        -7.10% to -5.97%
      Asset Allocation Growth Division                 1.78       0.90% to 2.25%        -8.32% to -7.68%
      Diversified Mid-Cap Division                     0.48       0.90% to 2.25%        -8.41% to -7.79%
      Investors Division                               1.30       0.90% to 2.25%        -6.16% to -5.13%
      Growth and Income Division                       1.02       0.90% to 2.25%       -11.18% to -10.34%
      Special Situations Division                      0.37       0.90% to 2.25%        -6.87% to -6.19%
      Internet Tollkeeper Division                     0.00       0.90% to 2.25%               *
      International Equity Division                    0.00       0.90% to 2.10%       -24.87% to -22.18%
Pilgrim Variable Insurance Trust:
      Pilgrim Worldwide Growth Division                0.00       0.90% to 2.25%       -20.18% to -19.36%
      Pilgrim Growth Opportunities Division            0.00       0.90% to 2.25%               *
      Pilgrim MagnaCap Division                        1.36       0.90% to 2.25%               *
      Pilgrim Small Cap Opportunities Division         0.00       0.90% to 2.25%               *
      Pilgrim Convertible Class Division             -10.36       0.95% to 2.20%               *
      Pilgrim Growth and Income Division               0.92       0.95% to 2.55%               *
      Pilgrim LargeCap Growth Division                 0.00       0.95% to 1.90%               *
PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Division                   7.91       0.50% to 2.25%         0.30% to 1.57%
      PIMCO StocksPLUS Growth and Income Division      4.22       0.80% to 2.25%       -13.15% to -12.17%
Prudential Series Fund, Inc.:
      Prudential Jennison Division                     0.00       0.90% to 2.25%       -20.20% to -19.62%
      SP Jennison International Growth Division        0.24       0.90% to 2.25%       -37.19% to -36.52%

* As this sub-account is new in 2001, this ratio is not meaningful and therefore not presented

                                                                105


                                               Golden American Life Insurance Company
                                                         Separate Account B

                                              Notes To Financial Statements (continued)


                                                             For the Year Ended December 31, 2001
                                                  ----------------------------------------------------------
                                                                    Mortality,
                                                                 Expense Risk and
                                                                    Asset Based
                                                    Investment     Admin Charges      Total Return lowest
                    Division                       Income Ratio  lowest to highest         to highest
                                                   ------------- ------------------  -----------------------


Greenwich Street Series Fund Inc.:
      Appreciation Division                            1.15%      1.25% to 1.40%        -5.32% to -5.18%
Travelers Series Fund Inc.:
      Smith Barney High Income Division               12.01       1.25% to 1.40%        -5.14% to -4.94%
      Smith Barney Large Cap Value Division            1.39       1.25% to 1.40%        -9.45% to -9.33%
      Smith Barney International All Cap Growth        0.00       1.25% to 1.40%       -32.13% to -32.03%
      Division
      Smith Barney Money Market Division               3.49       1.25% to 1.40%         2.28% to 2.42%
The Galaxy VIP Fund:
      Asset Allocation Division                        2.29       1.40% to 1.80%        -9.13% to -8.72%
      Equity Division                                  0.00       1.40% to 1.80%       -19.72% to -19.28%
      Growth and Income Division                       0.15       1.40% to 1.80%        -5.67% to -5.28%
      High Quality Bond Division                       5.35       1.40% to 1.80%         5.88% to 5.89%
      Small Company Growth Division                    0.00       1.40% to 1.90%        -2.11% to -1.57%
Alliance Variable Products Series Fund, Inc.:
      Alliance Bernstein Value Division                0.00       0.95% to 2.40%               *
      Growth and Income Division                       0.00       0.95% to 1.90%               *
      Premier Growth Division                          0.00       0.95% to 2.40%               *
Aetna Variable Portfolios, Inc.:
      GET Fund - Series N Division                     2.25       0.95% to 1.90%               *
      GET Fund - Series P Division                     0.75       0.95% to 2.55%               *
      GET Fund - Series Q Division                     0.00       0.95% to 1.90%               *
      Value Opportunity Division                       0.00       0.95% to 1.90%               *
      Index Plus Large Cap Division                    2.73       0.95% to 1.90%               *
      Index Plus Mid Cap Division                      0.00       0.95% to 1.90%               *
      Index Plus Small Cap Division                    0.00       0.95% to 1.90%               *
AIM Variable Insurance Funds, Inc.:
      AIM V.I. Dent Demographic Trends
         Division                                      0.00       0.95% to 2.25%               *
      AIM V.I. Growth Division                         1.09       0.95% to 1.90%               *
Brinson Series Trust:
      Brinson Tactical Allocation Division             0.00       0.95% to 2.20%               *
Fidelity Variable Insurance Products
      Equity-Income Division                           0.00       0.95% to 2.20%               *
      Growth Division                                  0.00       0.95% to 1.90%               *
      Contrafund Division                              0.00       0.95% to 1.90%               *
INVESCO Variable Investment Funds, Inc.:
      Financial Services Division                      2.70       0.95% to 2.25%               *
      Health Sciences Division                         3.60       0.95% to 2.55%               *
      Utilities Division                               3.07       0.95% to 1.90%               *
Janus Aspen Series:
      Janus Aspen Worldwide Growth Division            0.33       0.95% to 2.40%               *
Portfolio Partners, Inc.:
      PPI MFS Capital Opportunities Division           0.00       0.95% to 1.90%               *
Pioneer Variable Contracts Trust:
      Pioneer Fund VCT Division                        0.91       0.95% to 1.90%               *
      Pioneer Small Company VCT Division               0.00       0.95% to 2.55%               *
      Pioneer Mid-Cap Value VCT Division               0.00       1.25% to 2.25%               *
The ProFunds VP:
      Bull Division                                    0.00       1.25% to 2.25%               *
      Small-Cap Division                               0.00       1.25% to 2.25%               *
      Europe 30 Division                               0.00       0.90% to 2.25%               *
Putnam Variable Trust:
      Growth and Income Division                       0.00        0.95% to 2.20%              *
      International Growth and Income Division         0.00        0.95% to 1.90%              *
      Voyager Division                                 0.00        0.95% to 2.40%              *

* As this sub-account is new in 2001, this ratio is not meaningful and therefore not presented.


                                                                106

                          PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:

         (1) All financial statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein
         (2) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

                                                             SCHEDULE I
                                                       SUMMARY OF INVESTMENTS
                                              OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                       (DOLLARS IN THOUSANDS)



                                                                                                                      BALANCE
                                                                                                                        SHEET
   DECEMBER 31, 2001                                                                    COST(1)          VALUE         AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
   TYPE OF INVESTMENT
   Fixed maturities, available for sale:
    Bonds:
      United States government and governmental agencies and authorities....           $132,081        $129,125        $129,125
      Public utilities......................................................             39,775          38,746          38,746
      Foreign government....................................................            143,574         146,687         146,687
      Corporate securities..................................................          1,111,798       1,116,788       1,116,788
      Other asset-backed securities.........................................            388,250         393,836         393,836
      Mortgage-backed securities............................................            167,049         169,731         169,731
                                                                                  ----------------------------------------------
      Total fixed maturities, available for sale............................          1,982,527       1,994,913       1,994,913

   Equity securities:
      Common stocks: industrial, miscellaneous, and all other...............                 74              55              55

   Mortgage loans on real estate............................................            213,883                         213,883
   Policy loans.............................................................             14,847                          14,847
   Short-term investments...................................................             10,021                          10,021
                                                                                  ---------------                 --------------
   Total investments........................................................         $2,221,352                      $2,233,719
                                                                                  ===============                 ==============

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.





                                                            SCHEDULE III
                                                 SUPPLEMENTARY INSURANCE INFORMATION
                                                       (DOLLARS IN THOUSANDS)


COLUMN A         COLUMN B       COLUMN C   COLUMN D   COLUMN E    COLUMN F   COLUMN G  COLUMN H      COLUMN I    COLUMN J  COLUMN K
------------------------------------------------------------------------------------------------------------------------------------
                                 FUTURE
                                 POLICY                                                            AMORTIZA-
                               BENEFITS,                 OTHER                          BENEFITS     TION OF
                                 LOSSES,                POLICY                            CLAIMS,   DEFERRED
                 DEFERRED        CLAIMS                 CLAIMS   INSURANCE                LOSSES      POLICY
                   POLICY           AND    UNEARNED        AND    PREMIUMS        NET        AND       ACQUI-      OTHER
              ACQUISITION          LOSS     REVENUE   BENEFITS         AND INVESTMENT SETTLEMENT       SITION   OPERATING  PREMIUMS
SEGMENT             COSTS      EXPENSES     RESERVE    PAYABLE     CHARGES     INCOME   EXPENSES        COSTS   EXPENSES*   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001:

Life insurance   $709,042    $2,178,189      $6,241       $836    $163,805    $94,396   $209,082      $45,229   $232,659         --

YEAR ENDED DECEMBER 31, 2000:

Life insurance   $635,147    $1,062,891      $6,817        $82    $144,877    $64,140   $200,031      $55,154   $143,764         --

YEAR ENDED DECEMBER 31, 1999:

Life insurance   $528,957    $1,033,701      $6,300         $8     $82,935    $59,169   $182,221      $33,119   $(83,370)        --



* This includes policy acquisition costs deferred for first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits claims, losses, and settlement expenses.





                                                             SCHEDULE IV
                                                             REINSURANCE


Column A                                             COLUMN B        COLUMN C         COLUMN D        COLUMN E        COLUMN F
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PERCENTAGE
                                                                     CEDED TO          ASSUMED                       OF AMOUNT
                                                        GROSS           OTHER       FROM OTHER             NET         ASSUMED
                                                       AMOUNT       COMPANIES        COMPANIES          AMOUNT          TO NET
--------------------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2001:
    Life insurance in force.................     $169,252,000     $94,783,000              --      $74,469,000              --
                                                ================================================================================

AT DECEMBER 31, 2000:
    Life insurance in force.................     $196,334,000    $105,334,000              --      $91,000,000              --
                                                ================================================================================

AT DECEMBER 31, 1999:
    Life insurance in force.................     $225,000,000    $119,575,000              --     $105,425,000              --
                                                ================================================================================




EXHIBITS

(b)


1 Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant (1)

2     Not applicable

3 (a) Distribution Agreement between the Depositor and Directed
       Services, Inc. (1)
  (b) Form of Dealers Agreement (1)
  (c) Organizational Agreement (1)
  (d) Addendum to Organizational Agreement (1)
  (e) Expense Reimbursement Agreement (1)
  (f) Form of Assignment Agreement for Organization Agreement (1)

4 (a) Form of Variable Annuity Group Master Contract (2)
  (b) Form of Variable Annuity Contract (2)
  (c) Form of Variable Annuity Certificate (2)
  (d) Form of Endorsement for GET Fund (2)
  (e) Form of Endorsement for Premium Bonus (2)

5     Not applicable

6 (a) Certificate of Amendment of the Restated Articles of Incorporation of
      Golden American Life Insurance Company, dated 03/01/95 (1)
  (b) By-laws of Golden American Life Insurance Company, dated 01/07/94 (1)

7     Not applicable

8 (a) Participation Agreement between Golden American Life Insurance
      Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
      Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series (each a "Fund" or in the aggregate "Funds"), and Aeltus Investment Management, Inc. ("Aeltus" or "Adviser") (7)
  (b) Participation Agreement between Golden American Life Insurance
      Company and Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (7)
  (c) Participation Agreement between Golden American Life Insurance
      Company and Variable Insurance Products Funds, Fidelity Distributors Corporation (3)
  (d) Participation Agreement between Golden American Life Insurance Company and INVESCO Variable Investment Funds, Inc. (7)
  (e) Participation Agreement and between Golden American Life Insurance Company and Janus Aspen Series Service Shares (7)
  (f) Participation Agreement between Golden American Life Insurance
      Company and Brinson Series Trust (3)
  (g) Participation Agreement between Golden American Life Insurance
      Company and Pilgrim Variable Products Trust and Pilgrim Variable Insurance Trust (7)
  (h) Participation Agreement between Golden American Life Insurance
      Company, PIMCO Variable Insurance Trust, and PIMCO Funds
      Distributors LLC (2)
  (i) Participation Agreement between Golden American Life Insurance
      Company and Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (7)
  (j) Participation Agreement between Golden American Life Insurance
      Company, Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company (7)
  (k) Participation Agreement between Golden American Life Insurance
      Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC (2)
  (l) Amendment to the Participation Agreement between Golden American Life Insurance Company, Prudential Series Fund, Inc., Prudential Insurance Company of America and Prudential Investment Management Services LLC (7)
  (m) Form of Participation Agreement between Golden American Life Insurance Company and Putnam Variable Trust and Putnam Retail Management, Inc. (2)
  (n) Service Agreement between Golden American Life Insurance Company and Directed Services, Inc. (1)
  (o) Participation Agreement between Golden American Life Insurance Company and AIM Advisors, Inc. (7)
  (p) Participation Agreement between Golden American Life Insurance Company and ING Variable Insurance Trust (7)
  (q) Participation Agreement between Golden American Life Insurance Company, Aetna Life Insurance and Annuity Company and ING Partners, Inc. (7)

(9)   Opinion and Consent of Kimberly J. Smith

(10)(a)  Consent of Ernst & Young LLP, Independent Auditors
    (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

11    Not applicable

12    Not applicable

13    Schedule of Performance Data (6)

14    Not applicable

15    Powers of Attorney (5)

16    Subsidiaries of ING Groep N.V. (5)
----------------------------------------


(1) Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on March 19, 2001 (File Nos. 333-57218, 811-5626)

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 3, 2001 (File Nos. 333-57218, 811-5626)

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 6, 2001
     (File Nos. 333-57218, 811-5626)

(4) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 6, 2001 (File Nos 333-57218, 811-5626)

(5) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 2002 (File Nos. 333-70600, 811-5626).

(7) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-63692, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------

Chris D. Schreier       ReliaStar Financial Corp.     President
                        20 Washington Avenue South
                        Minneapolis, MN  55402

Thomas J. McInerney     ING Aetna Financial Services  Director
                        151 Farmington Avenue
                        Hartford, CT  06156

Mark A. Tullis          ING Insurance Operations      Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390

P. Randall Lowery       ING Insurance Operations      Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390

Wayne R. Huneke         ING Insurance Operations      Director and Chief
                        5780 Powers Ferry Road        Financial Officer
                        Atlanta, GA  30327-4390

Kimberly J. Smith       Golden American Life Ins. Co. Executive Vice President,
                        1475 Dunwoody Drive           General Counsel and
                        West Chester, PA  19380       Assistant Secretary

James R. McInnis        Golden American Life Ins. Co. Executive Vice President
                        1475 Dunwoody Drive           and Chief Marketing
                        West Chester, PA  19380       Officer

Stephen J. Preston      Golden American Life Ins. Co. Executive Vice President
                        1475 Dunwoody Drive           and Chief Actuary
                        West Chester, PA  19380

Steven G. Mandel        Golden American Life Ins. Co. Senior Vice President and
                        1475 Dunwoody Drive           Chief Information Officer
                        West Chester, PA  19380

Antonio M. Muniz        Golden American Life Ins. Co. Senior Vice President,
                        1475 Dunwoody Drive           Actuary
                        West Chester, PA  19380

David L. Jacobson       Golden American Life Ins. Co. Senior Vice President and
                        1475 Dunwoody Drive           Assistant Secretary
                        West Chester, PA  19380

William L. Lowe         Equitable of Iowa Companies   Senior Vice President,
                        909 Locust Street             Sales & Marketing
                        Des Moines, IA  50309

Robert W. Crispin       ING Investment Management Inc. Senior Vice President
                        5780 Powers Ferry Road         Investment
                        Atlanta, GA  30327-4390

Boyd G. Combs           ING Insurance Operations      Senior Vice President
                        5780 Powers Ferry Road        Taxation
                        Atlanta, GA  30327-4390

David S. Pendergrass    ING Insurance Operations      Vice President and
                        5780 Powers Ferry Road        Treasurer
                        Atlanta, GA  30327-4390

Paula Cludray-Engelke   ReliaStar Financial Corp.     Secretary
                        20 Washington Avenue South
                        Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owned 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose of First Golden was to offer variable products in the state of New York. First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate of the Depositor on April 1, 2002.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING Groep N.V., as of February 5, 2002, are included in this Registration Statement as Exhibit 16.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of March 28, 2002, there are 90,310 qualified contract owners and 113,651 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             2001 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $229,726,411       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 30th day of April, 2002.



                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Chris D. Schreier*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 30, 2002.

Signature                     Title
---------                     -----

                             President
--------------------
Chris D. Schreier*



                              Director, Senior Vice President
--------------------          and Chief Financial Officer
Wayne R. Huneke*


                DIRECTORS OF DEPOSITOR



----------------------
Thomas J. McInerney*


----------------------
Wayne R. Huneke*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #
----      -------                                                ------

9     Opinion and Consent of Kimberly J. Smith                   EX-99.B9

10(a) Consent of Ernst & Young, LLP, Independent Auditors        EX-99.B10A